FEDERATED
                                MANAGED INCOME
                                     FUND

                        [LOGO OF MANAGED SERIES TRUST]

                              Semi-Annual Report
                               to Shareholders

                              Federated Managed
                           Income Fund is part of
                            Managed Series Trust,
                      a lifecycle investing program from
                             Federated Investors.


                                 May 31, 1997



[LOGO OF FEDERATED INVESTORS]

Federated Securities Corp., Distributor

Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 56166K107
Cusip 56166K206
G00517-01 (7/97)

PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Federated Managed Income Fund for the six-month period from December 1, 1996 through May 31, 1997. Included in this report is an investment review, followed by a complete listing of the fund's holdings and its financial statements. In addition, separate Financial Highlights tables have been included for the fund's Institutional Shares and Select Shares.

During the reporting period, the highly valued U.S. stock market, where approximately 10% of the fund's $89 million portfolio was invested, continued its climb while experiencing periodic volatility. The U.S. bond market--where approximately 80% of the fund's portfolio was invested--paid good income yields but was impacted by rising rates that caused bond prices to fall. A strong U.S. dollar negatively impacted the returns of foreign bonds, which accounted for 5% of portfolio assets.*

In this environment, the fund's Institutional Shares delivered a total return of 2.12%** through dividends totaling $0.37 per share and capital gains totaling $0.07 per share. The fund's Select Shares produced a total return of 1.78%** through dividends totaling $0.32 per share and capital gains totaling $0.07 per share.

Thank you for pursuing your financial goals through the high level of diversification and professional management of Federated Managed Income Fund. As always, we invite your comments and suggestions.

Sincerely,
LOGO
Glen R. Johnson
President
July 15, 1997

 * Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.




INVESTMENT REVIEW
-------------------------------------------------------------------------------
PERFORMANCE FOR SIX-MONTH PERIOD ENDED MAY 31, 1997

The six-month period ended May 31, 1997 was a generally favorable one for financial assets, and Federated Managed Income Fund participated in the advance. For the six months ended May 31, 1997, an investor in the fund's Institutional Shares had a total return of 2.12%,* while an investor in the fund's Select Shares had a total return of 1.78%.* However, performance among asset classes showed wide variation. Stocks of large U.S. companies had good returns as investors favored companies with broad product lines and lower perceived fundamental risk, while utility stocks declined in response to gradually rising interest rates. While bond prices were also hurt by rising interest rates, their higher income yield cushioned the impact and bonds generally provided modest positive returns.
ASSET ALLOCATION AS OF MAY 31, 1997

Federated Managed Income Fund operates on an investment philosophy that, over time, an investor with a diversified portfolio may achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as ten asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative value. The following table shows the allocation of the portfolio among different asset categories at May 31, 1997.


--------
* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.



INVESTMENT REVIEW
-------------------------------------------------------------------------------

             ASSET CATEGORIES AS A PERCENTAGE OF TOTAL NET ASSETS

                                              PERMITTED             PERCENTAGE AS OF
               ASSET CATEGORY                   RANGE                 MAY 31, 1997
      --------------------------------        ---------             ----------------
      BONDS(1)                                  70-90                      85
      U.S. Treasury Securities                   0-90                      40
      Mortgage-Backed Securities                 0-45                      27
      Investment Grade Corporate Bonds           0-45                      10
      High Yield Corporate Bonds                 0-10                       3
      Foreign Bonds                              0-10                       5
      EQUITIES(1)                               10-30                      13
      Large Company Stocks                       0-30                       5
      Utility Stocks                             0-15                       5
      Small Company Stocks                        0-3                       0
      Foreign Stocks                              0-3                       0
      Equity Reserves                          0-12.5                       3

     --------
     (1) Bonds convertible into equity securities at a price below the closing price of the underlying equity securities on May 31, 1997 have been included under the appropriate equity asset category.

Over the reporting period, as well as the past several years, investors have been faced with the choice of buying fairly valued bonds or overvalued stocks. The cornerstone of a value investment philosophy is the belief that investors should take risks only when offered higher returns. Higher prices, without a change in the underlying fundamentals, reduce potential returns from investments. Implementing this philosophy, bonds were approximately 5% more of the fund's assets than normal throughout the reporting period, as the level of stock prices made future returns less attractive than normal. Throughout the reporting period, fund management believed that stocks and bonds were richly priced relative to their fundamentals and defensive positions were appropriate in both sectors.

STRUCTURE OF THE BOND PORTFOLIO

Management has kept a defensive bond position to help reduce interest rate risk, since bond prices fall when interest rates rise. The fund's investment policies limit the duration of its bond portfolio to a range of two to four years. A portfolio with its duration in this range has a sensitivity to interest rate changes similar to that of short-to-intermediate maturity bonds. Bond prices peaked for the reporting period in December 1996 and fell in the spring of 1997 as economic statistics began to indicate a stronger pulse to economic activity. Anticipating upward cyclical pressure on interest rates, fund management set a target duration for the fund's bond portfolio at 2.5 years, a below average level. In this way, the fund was less sensitive to the negative impact of rising interest rates on the value of the portfolio.

The bond portion emphasizes mortgage-backed securities and U.S. Treasuries, the high quality portion of the bond market. A modest foreign bond position was held for diversification purposes, since foreign bonds tend to be volatile at different times than U.S. bonds. The mortgage-backed sector weight was above normal throughout the reporting period, which helped performance as the stable



INVESTMENT REVIEW
-------------------------------------------------------------------------------
income flow provided by these securities proved to be a defensive characteristic in the rising rate environment. The allocation to high yield corporate bonds was reduced in the spring of 1997, as their yield advantage over U.S. Treasuries narrowed substantially as investors in high yield bonds became optimistic that credit problems would be minimal over the next few years. That attitude may make high yield corporate bonds more vulnerable than normal to any unexpected weakening in the U.S. economy.

STRUCTURE OF THE EQUITY PORTFOLIO

Since early June 1995, the severe overvaluation of the stock market caused fund management to hold a defensive position on the equity market. This defensive position involves holding equity reserves at 5.0%, with the above normal allocation coming from a reduction in the allocation to U.S. large company stocks.

Within the equity market, the utility sector and large-cap stocks have approximately equal weightings. Utility stocks trailed industrial stocks as the economy continued to grow strongly last winter. However, utility stocks tend to offer substantially higher yields than industrial stocks, and utilities historically proved to be defensive in sustained market declines. Therefore, a normal position was held in utilities, despite the better growth opportunities offered by other sectors of the equity market.



FEDERATED MANAGED INCOME FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 VALUE
    SHARES                                      IN U.S.
   OR UNITS                                     DOLLARS
 ------------ -----------------------------   -----------

 STOCKS--10.7%
 ------------------------------------------
              LARGE-COMPANY--5.3%
              -----------------------------
              BASIC INDUSTRY--0.2%
              -----------------------------
          700 Betz Laboratories, Inc.         $    44,625
              -----------------------------
          500 Dow Chemical Co.                     41,688
              -----------------------------
        4,000 LTV Corporation                      56,000
              -----------------------------
        1,400 Morton International, Inc.           45,150
              -----------------------------   -----------
               Total                              187,463
              -----------------------------   -----------
              CONSUMER DURABLES--0.3%
              -----------------------------
        1,200 General Motors Corp., Class H        66,150
              -----------------------------
          600 General Motors Corp.                 34,350
              -----------------------------
        1,600 Martin Marietta Materials            46,000
              -----------------------------
        3,500 Rubbermaid, Inc.                     97,563
              -----------------------------   -----------
               Total                              244,063
              -----------------------------   -----------
              CONSUMER NON-DURABLES--0.6%
              -----------------------------
          500 CPC International, Inc.              43,000
              -----------------------------
        1,000 Kimberly-Clark Corp.                 50,125
              -----------------------------
        3,400 PepsiCo, Inc.                       124,950
              -----------------------------
          900 Philip Morris Cos., Inc.             39,600
              -----------------------------
        1,000 RJR Nabisco Holdings Corp.           32,375
              -----------------------------
        2,800 Russell Corp.                        85,750
              -----------------------------
          900 Tambrands, Inc.                      43,425
              -----------------------------
          500 Unilever N.V.                        96,875
              -----------------------------
          600 V.F. Corp.                           46,875
              -----------------------------   -----------
               Total                              562,975
              -----------------------------   -----------
              ENERGY MINERALS--0.6%
              -----------------------------
          800 Amerada-Hess Corp.                   42,800
              -----------------------------
          300 Atlantic Richfield Co.               43,650
              -----------------------------





FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                         VALUE
    SHARES                                              IN U.S.
   OR UNITS                                             DOLLARS
 ------------ -------------------------------------   -----------

 STOCKS--CONTINUED
 --------------------------------------------------
              LARGE COMPANY--CONTINUED
              -------------------------------------
              ENERGY MINERALS--CONTINUED
              -------------------------------------
        1,000 Chevron Corp.                           $    70,000
              -------------------------------------
        1,400 Exxon Corp.                                  82,950
              -------------------------------------
        1,900 Occidental Petroleum Corp.                   44,175
              -------------------------------------
          200 Royal Dutch Petroleum Co.                    39,050
              -------------------------------------
        2,400 Sun Co., Inc.                                71,700
              -------------------------------------
          700 Texaco, Inc.                                 76,388
              -------------------------------------
        2,600 USX-Marathon Group                           77,350
              -------------------------------------
          600 (a)Western Atlas, Inc.                       40,650
              -------------------------------------   -----------
               Total                                      588,713
              -------------------------------------   -----------
              FINANCE--0.8%
              -------------------------------------
        2,300 Allmerica Financial Corp.                    83,663
              -------------------------------------
        1,148 Allstate Corp.                               84,522
              -------------------------------------
        1,485 Bear Stearns Cos., Inc.                      48,263
              -------------------------------------
          700 CIGNA Corp.                                 121,625
              -------------------------------------
        1,200 Dean Witter, Discover & Co.                  49,500
              -------------------------------------
        1,100 Federal National Mortgage Association        47,988
              -------------------------------------
          800 Marsh & McLennan Cos., Inc.                 105,400
              -------------------------------------
        1,000 National City Corp.                          51,500
              -------------------------------------
          800 Providian Corp.                              47,900
              -------------------------------------
        1,000 Travelers Group, Inc.                        54,875
              -------------------------------------   -----------
               Total                                      695,236
              -------------------------------------   -----------
              HEALTH CARE--0.7%
              -------------------------------------
        1,100 Abbott Laboratories                          69,300
              -------------------------------------
          800 American Home Products Corp.                 61,000
              -------------------------------------
        1,500 Bard (C.R.), Inc.                            48,000
              -------------------------------------
        3,600 (a)Beverly Enterprises, Inc.                 50,850
              -------------------------------------
        2,100 Biomet, Inc.                                 39,244
              -------------------------------------





FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                     VALUE
    SHARES                                          IN U.S.
   OR UNITS                                         DOLLARS
 ------------ ---------------------------------   -----------

 STOCKS--CONTINUED
 ----------------------------------------------
              LARGE COMPANY--CONTINUED
              ---------------------------------
              HEALTHCARE--CONTINUED
              ---------------------------------
        1,400 Bristol-Myers Squibb Co.            $   102,725
              ---------------------------------
        1,250 Columbia/HCA Healthcare Corp.            45,781
              ---------------------------------
        2,600 (a)Healthsource, Inc.                    55,900
              ---------------------------------
          600 Merck & Co., Inc.                        53,925
              ---------------------------------
          600 Smithkline Beecham, ADR                  52,500
              ---------------------------------
        1,100 United Healthcare Corp.                  62,150
              ---------------------------------   -----------
               Total                                  641,375
              ---------------------------------   -----------
              PRODUCER MANUFACTURING--0.4%
              ---------------------------------
        3,800 ITT Industries, Inc.                     94,050
              ---------------------------------
        1,800 Ingersoll-Rand Co.                       98,100
              ---------------------------------
        1,900 (a)Lexmark Intl. Group, Class A          50,113
              ---------------------------------
          400 Loews Corp.                              38,900
              ---------------------------------
        1,400 PACCAR, Inc.                             63,350
              ---------------------------------   -----------
               Total                                  344,513
              ---------------------------------   -----------
              RETAIL TRADE--0.4%
              ---------------------------------
        2,200 Dayton-Hudson Corp.                     105,875
              ---------------------------------
        6,100 (a)K Mart Corp.                          85,400
              ---------------------------------
        1,200 (a)Meyer (Fred), Inc.                    55,050
              ---------------------------------
        3,100 Wal-Mart Stores, Inc.                    92,225
              ---------------------------------   -----------
               Total                                  338,550
              ---------------------------------   -----------
              SERVICES--0.3%
              ---------------------------------
        1,600 Block (H&R), Inc.                        52,800
              ---------------------------------
        2,400 Browning-Ferris Industries, Inc.         78,600
              ---------------------------------
        2,300 Readers Digest Association, Inc.,
              Class A                                  56,925
              ---------------------------------
        1,000 (a)Viacom, Inc., Class A                 30,125
              ---------------------------------
          600 (a)Viacom, Inc., Class B                 17,813
              ---------------------------------   -----------
               Total                                  236,263
              ---------------------------------   -----------



FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                         VALUE
    SHARES                                              IN U.S.
   OR UNITS                                             DOLLARS
 ------------ -------------------------------------   -----------

 STOCKS--CONTINUED
 --------------------------------------------------
              LARGE COMPANY--CONTINUED
              -------------------------------------
              TECHNOLOGY--0.4%
              -------------------------------------
        1,600 AMP, Inc.                               $    65,800
              -------------------------------------
        1,300 (a)Cabletron Systems, Inc.                   57,200
              -------------------------------------
          600 International Business Machines Corp.        51,900
              -------------------------------------
          800 Lucent Technologies, Inc.                    50,900
              -------------------------------------
          700 Raytheon Co.                                 33,425
              -------------------------------------
        1,800 (a)Storage Technology Corp.                  73,350
              -------------------------------------   -----------
               Total                                      332,575
              -------------------------------------   -----------
              TRANSPORTATION--0.1%
              -------------------------------------
        1,900 CNF Transporation, Inc.                      61,275
              -------------------------------------
        1,800 KLM Royal Dutch Airlines                     52,875
              -------------------------------------   -----------
               Total                                      114,150
              -------------------------------------   -----------
              UTILITIES--0.5%
              -------------------------------------
        1,200 CMS Energy Corp.                             40,350
              -------------------------------------
          900 Coastal Corp.                                45,113
              -------------------------------------
          800 Columbia Gas System, Inc.                    51,500
              -------------------------------------
          800 FPL Group, Inc.                              37,200
              -------------------------------------
        1,500 GTE Corp.                                    66,188
              -------------------------------------
        2,000 Houston Industries, Inc.                     41,500
              -------------------------------------
        2,400 MCI Communications Corp.                     92,100
              -------------------------------------
        1,600 P G & E Corp.                                37,000
              -------------------------------------
        6,500 (a)Tele-Communications, Inc., Class A        98,313
              -------------------------------------   -----------
               Total                                      509,264
              -------------------------------------   -----------
               TOTAL LARGE COMPANY                      4,795,140
              -------------------------------------   -----------




FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                    VALUE
   SHARES                                          IN U.S.
  OR UNITS                                         DOLLARS
 ----------- --------------------------------    -----------

 STOCKS--CONTINUED
 --------------------------------------------
             UTILITY STOCKS--5.4%
             --------------------------------
             ELECTRIC UTILITIES: CENTRAL--1.4%
             --------------------------------
       7,900 CMS Energy Corp.                    $   265,638
             --------------------------------
       7,764 Cinergy Corp.                           271,740
             --------------------------------
      10,400 DPL, Inc.                               248,300
             --------------------------------
       9,100 Illinova Corp.                          199,063
             --------------------------------
       6,700 NIPSCO Industries, Inc.                 271,350
             --------------------------------    -----------
              Total                                1,256,091
             --------------------------------    -----------
             ELECTRIC UTILITIES: EAST--0.8%
             --------------------------------
       8,500 DQE, Inc.                               239,063
             --------------------------------
       7,800 GPU, Inc.                               273,000
             --------------------------------
       9,900 Peco Energy Co.                         188,100
             --------------------------------    -----------
              Total                                  700,163
             --------------------------------    -----------
             ELECTRIC UTILITIES: SOUTH--1.3%
             --------------------------------
       5,200 Duke Power Co.                          234,000
             --------------------------------
       5,600 FPL Group, Inc.                         260,400
             --------------------------------
      10,800 Southern Co.                            229,500
             --------------------------------
      10,200 TECO Energy, Inc.                       253,725
             --------------------------------
       6,000 Texas Utilities Co.                     206,250
             --------------------------------    -----------
              Total                                1,183,875
             --------------------------------    -----------
             ELECTRIC UTILITIES: WEST--0.5%
             --------------------------------
      11,800 Pacificorp                              234,525
             --------------------------------
       8,100 Pinnacle West Capital Corp.             237,938
             --------------------------------    -----------
              Total                                  472,463
             --------------------------------    -----------
             NATURAL GAS DISTRIBUTION--0.5%
             --------------------------------
       8,200 MCN Corp.                               242,925
             --------------------------------
       7,400 Pacific Enterprises                     242,350
             --------------------------------    -----------
              Total                                  485,275
             --------------------------------    -----------




FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

  SHARES OR
   UNITS OR                                                       VALUE
  PRINCIPAL                                                      IN U.S.
    AMOUNT                                                       DOLLARS
 ------------ ----------------------------------------------   -----------
 STOCKS--CONTINUED
 -----------------------------------------------------------
              UTILITY STOCKS--CONTINUED
              ----------------------------------------------
              OIL/GAS TRANSMISSION--0.9%
              ----------------------------------------------
        5,400 Enron Corp.                                      $   220,050
              ----------------------------------------------
        6,400 Panenergy Corp.                                      299,200
              ----------------------------------------------
        6,750 Williams Companies, Inc.                             297,844
              ----------------------------------------------   -----------
               Total                                               817,094
              ----------------------------------------------   -----------
              SERVICES--0.0%
              ----------------------------------------------
          400 Tele-Communications, Inc., Class A                     6,050
              ----------------------------------------------   -----------
               TOTAL UTILITY STOCKS                              4,921,011
              ----------------------------------------------   -----------
               TOTAL STOCKS (IDENTIFIED COST $8,671,189)         9,716,151
              ----------------------------------------------   -----------
 BONDS--85.0%
 -----------------------------------------------------------
              TREASURY--40.0%
              ----------------------------------------------
  $ 9,390,000 United States Treasury Note, 6.00%, 8/31/1997      9,406,245
              ----------------------------------------------
   10,715,000 United States Treasury Note, 6.25%, 6/30/1998     10,757,753
              ----------------------------------------------
      955,000 United States Treasury Note, 7.25%, 2/15/1998        964,550
              ----------------------------------------------
   14,900,000 United States Treasury Note, 8.125%, 2/15/1998    15,138,847
              ----------------------------------------------   -----------
               Total                                            36,267,395
              ----------------------------------------------   -----------
              MORTGAGE-BACKED SECURITIES--26.7%
              ----------------------------------------------
              GOVERNMENT AGENCY--26.7%
              ----------------------------------------------
       52,986 Federal Home Loan Mortgage Corp., 9.50%, 30
              Year, 6/1/2021                                        57,373
              ----------------------------------------------
      116,695 Federal Home Loan Mortgage Corp., 9.50%, 30
              Year, 4/1/2021                                       125,313
              ----------------------------------------------
      431,994 Federal Home Loan Mortgage Corp., 7.50%, 30
              Year, 5/1/2024                                       432,806
              ----------------------------------------------
      227,803 Federal Home Loan Mortgage Corp., 7.00%, 30
              Year, 7/1/2024                                       223,675
              ----------------------------------------------
      935,457 Federal Home Loan Mortgage Corp., 6.50%, 30
              Year, 9/1/2025                                       890,629
              ----------------------------------------------
    1,263,338 Federal Home Loan Mortgage Corp., 8.00%, 30
              Year, 4/1/2024                                     1,292,154
              ----------------------------------------------
      986,507 Federal Home Loan Mortgage Corp., 7.00%, 30
              Year, 2/1/2026                                       962,643
              ----------------------------------------------
      880,749 Federal Home Loan Mortgage Corp., 6.50%, 30
              Year, 4/1/2026                                       843,044
              ----------------------------------------------
      886,595 Federal Home Loan Mortgage Corp., 7.50%, 30
              Year, 7/1/2026                                       885,486
              ----------------------------------------------



FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                       VALUE
  PRINCIPAL                                                           IN U.S.
    AMOUNT                                                            DOLLARS
 ------------ ---------------------------------------------------   -----------

 BONDS--CONTINUED
 ----------------------------------------------------------------
              MORTGAGE-BACKED SECURITIES--CONTINUED
              ---------------------------------------------------
              GOVERNMENT AGENCY--CONTINUED
              ---------------------------------------------------
 $  1,168,932 Federal Home Loan Mortgage Corp., 6.50%, 15 Year,
              3/1/2011                                              $ 1,143,321
              ---------------------------------------------------
      318,933 Federal Home Loan Mortgage Corp., 8.00%, 15 Year,
              9/1/2010                                                  327,206
              ---------------------------------------------------
      707,831 Federal Home Loan Mortgage Corp., 7.00%, 15 Year,
              4/1/2009                                                  707,393
              ---------------------------------------------------
      230,469 Federal Home Loan Mortgage Corp., 6.50%, 15 Year,
              5/1/2011                                                  225,419
              ---------------------------------------------------
      983,623 Federal Home Loan Mortgage Corp. 1, 7.50%, 15 Year,
              7/1/2011                                                  995,309
              ---------------------------------------------------
      588,502 Federal Home Loan Mortgage Corp., 6.00%, 30 Year,
              5/1/2003                                                  572,683
              ---------------------------------------------------
      455,539 Federal National Mortgage Association, 7.00%, 30
              Year, 5/1/2001                                            458,814
              ---------------------------------------------------
      454,183 Federal National Mortgage Association, 7.00%, 30
              Year, 7/1/2024                                            444,531
              ---------------------------------------------------
      752,006 Federal National Mortgage Association, 8.50%, 30
              Year, 7/1/2024                                            779,740
              ---------------------------------------------------
      564,571 Federal National Mortgage Association, 7.50%, 15
              Year, 10/1/2011                                           570,042
              ---------------------------------------------------
      392,527 Federal National Mortgage Association, 8.00%, 30
              Year, 11/1/2024                                           399,789
              ---------------------------------------------------
      378,533 Federal National Mortgage Association, 9.00%, 30
              Year, 2/1/2025                                            398,406
              ---------------------------------------------------
      123,168 Federal National Mortgage Association, 8.50%, 30
              Year, 2/1/2025                                            127,595
              ---------------------------------------------------
      844,647 Federal National Mortgage Association, 7.50%, 30
              Year, 7/1/2025                                            843,059
              ---------------------------------------------------
      905,926 Federal National Mortgage Association, 7.00%, 30
              Year, 7/1/2025                                            883,840
              ---------------------------------------------------
      985,208 Federal National Mortgage Association, 6.00%, 15
              Year, 3/1/2011                                            944,026
              ---------------------------------------------------
      938,026 Federal National Mortgage Association, 6.50%, 30
              Year, 2/1/2026                                            891,322
              ---------------------------------------------------
      995,536 Federal National Mortgage Association, 7.50%, 30
              Year, 10/1/2026                                           991,494
              ---------------------------------------------------
      442,710 Federal National Mortgage Association, 7.00%, 15
              Year, 8/1/2011                                            440,634
              ---------------------------------------------------
      321,196 Federal National Mortgage Association, 10.50%, 30
              Year, 1/1/2021                                            354,821
              ---------------------------------------------------
      969,832 Government National Mortgage Association, 8.00%, 30
              Year, 6/15/2022                                           993,476
              ---------------------------------------------------
      873,477 Government National Mortgage Association, 7.00%, 30
              Year, 10/15/2023                                          855,466
              ---------------------------------------------------
      505,983 Government National Mortgage Association, 8.50%, 30
              Year, 10/15/2024                                          527,011
              ---------------------------------------------------
    1,493,631 Government National Mortgage Association, 7.50%, 30
              Year, 3/15/2026                                         1,490,180
              ---------------------------------------------------




FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                       VALUE
  PRINCIPAL                                                           IN U.S.
    AMOUNT                                                            DOLLARS
 ------------ ---------------------------------------------------   -----------

 BONDS--CONTINUED
 ----------------------------------------------------------------
              MORTGAGE-BACKED SECURITIES--CONTINUED
              ---------------------------------------------------
              GOVERNMENT AGENCY--CONTINUED
              ---------------------------------------------------
 $    647,742 Government National Mortgage Association, 7.00%, 30
              Year, 7/15/2024                                       $   634,385
              ---------------------------------------------------
    1,365,413 Government National Mortgage Association, 9.00%, 30
              Year, 11/15/2017                                        1,459,709
              ---------------------------------------------------   -----------
               TOTAL MORTGAGE-BACKED SECURITIES                      24,172,794
              ---------------------------------------------------   -----------
              INVESTMENT GRADE BONDS--10.2%
              ---------------------------------------------------
              AEROSPACE & DEFENSE--0.3%
              ---------------------------------------------------
      250,000 McDonnell Douglas Finance, Note, 9.40%, 10/15/2001        264,298
              ---------------------------------------------------   -----------
              BANKING--1.2%
              ---------------------------------------------------
      250,000 Bank Of Montreal, Sub. Note, 7.80%, 4/1/2007              258,273
              ---------------------------------------------------
      250,000 Chase Manhattan, Sub. Note, 8.00%, 5/1/2005               253,953
              ---------------------------------------------------
      200,000 National Bank of Canada, Sub. Note, 8.125%,
              8/15/2004                                                 209,886
              ---------------------------------------------------
      350,000 Santander Finance Issuances, Bank Guarantee,
              7.875%, 4/15/2005                                         361,760
              ---------------------------------------------------   -----------
               Total                                                  1,083,872
              ---------------------------------------------------   -----------
              BEVERAGE & TOBACCO--0.1%
              ---------------------------------------------------
      100,000 Philip Morris Cos., Inc., Deb., 6.00%, 7/15/2001           95,980
              ---------------------------------------------------   -----------
              CABLE TELEVISION--0.5%
              ---------------------------------------------------
      400,000 TKR Cable Inc., 10.50%, 10/30/2007                        438,892
              ---------------------------------------------------   -----------
              CHEMICALS & PLASTICS--0.4%
              ---------------------------------------------------
      350,000 (b)Bayer Corp., Deb., 6.50%, 10/1/2002                    344,435
              ---------------------------------------------------   -----------
              ELECTRONICS--0.2%
              ---------------------------------------------------
      200,000 Harris Corp, Deb., 10.375%, 12/1/2018                     219,958
              ---------------------------------------------------   -----------
              FINANCE--RETAIL--0.3%
              ---------------------------------------------------
      250,000 Household Finance, Deb., 6.45%, 2/1/2009                  230,498
              ---------------------------------------------------   -----------
              FINANCIAL INTERMEDIARIES--1.0%
              ---------------------------------------------------
      250,000 Green Tree Financial Corp, Sr. Sub. Note, 10.25%,
              6/1/2002                                                  282,908
              ---------------------------------------------------
      325,000 Lehman Brothers, Inc., Sr. Sub. Note, 7.375%,
              1/15/2007                                                 321,380
              ---------------------------------------------------




FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                       VALUE
  PRINCIPAL                                                           IN U.S.
    AMOUNT                                                            DOLLARS
 ------------ ---------------------------------------------------   -----------

 BONDS--CONTINUED
 ----------------------------------------------------------------
              INVESTMENT GRADE BONDS--CONTINUED
              ---------------------------------------------------
              FINANCIAL INTERMEDIARIES--CONTINUED
              ---------------------------------------------------
 $    200,000 Merrill Lynch, Medium Term Note, 7.25%, 6/14/2004     $   204,226
              ---------------------------------------------------
      100,000 Salomon, Inc., Note, 7.20%, 2/1/2004                       99,141
              ---------------------------------------------------   -----------
               Total                                                    907,655
              ---------------------------------------------------   -----------
              FOOD & DRUG RETAILERS--0.3%
              ---------------------------------------------------
      225,000 Hook-Superx, Inc., Sr. Note, 10.125%, 6/1/2002            237,053
              ---------------------------------------------------   -----------
              GOVERNMENT AGENCY--0.3%
              ---------------------------------------------------
      250,000 Federal National Mortgage Association, 8.59%,
              2/3/2005                                                  254,135
              ---------------------------------------------------   -----------
              INDUSTRIAL PRODUCTS & EQUIPMENT--0.3%
              ---------------------------------------------------
      250,000 Joy Technologies Inc, Sr. Note, 10.25%, 9/1/2003          272,965
              ---------------------------------------------------   -----------
              INSURANCE--1.6%
              ---------------------------------------------------
      250,000 (b)AFC Capital Trust I, Bond, 8.207%, 2/3/2027            250,983
              ---------------------------------------------------
       85,000 American General Corp., S.F. Deb., 9.625%, 2/1/2018        90,589
              ---------------------------------------------------
      350,000 Conseco, Inc., Sr. Note, 10.50%, 12/15/2004               408,961
              ---------------------------------------------------
      265,000 Continental Corp, Note, 8.25%, 4/15/1999                  272,841
              ---------------------------------------------------
      250,000 Sunamerica Inc, Medium Term Note, 7.34%, 8/30/2005        249,421
              ---------------------------------------------------
      250,000 USF&G Corp., Company Guarantee, 8.47%, 1/10/2027          247,556
              ---------------------------------------------------   -----------
               Total                                                  1,520,351
              ---------------------------------------------------   -----------
              METALS & MINING--0.3%
              ---------------------------------------------------
      225,000 (b)Southern Peru Ltd., Note, 7.90%, 5/30/2007             227,180
              ---------------------------------------------------   -----------
              OIL & GAS--0.6%
              ---------------------------------------------------
      275,000 Tosco Corp, Sr. Note, 7.625%, 5/15/2006                   280,635
              ---------------------------------------------------
      250,000 USX Corp., Note, 6.375%, 7/15/1998                        250,638
              ---------------------------------------------------   -----------
               Total                                                    531,273
              ---------------------------------------------------   -----------
              PRINTING & PUBLISHING--0.4%
              ---------------------------------------------------
      400,000 News Amer Hldgs, Sr. Note, 7.50%, 3/1/2000                408,244
              ---------------------------------------------------   -----------
              SERVICES--0.3%
              ---------------------------------------------------
      250,000 Loewen Group Int'l, Sr. Note, 8.25%, 4/15/2003            255,835
              ---------------------------------------------------   -----------




FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                       VALUE
  PRINCIPAL                                                           IN U.S.
    AMOUNT                                                            DOLLARS
 ------------ ---------------------------------------------------   -----------

 BONDS--CONTINUED
 ----------------------------------------------------------------
              INVESTMENT GRADE BONDS--CONTINUED
              ---------------------------------------------------
              SOVEREIGN GOVERNMENT--0.7%
              ---------------------------------------------------
 $    300,000 (b)Freeport Terminal (Malta), Gtd. Global Note,
              7.50%, 3/29/2009                                      $   303,897
              ---------------------------------------------------
      100,000 Republic Of South Africa, Global Bond Deb., 9.625%,
              12/15/1999                                                105,716
              ---------------------------------------------------
      250,000 Republic of Colombia, Note, 7.25%, 2/15/2003              241,875
              ---------------------------------------------------   -----------
               Total                                                    651,488
              ---------------------------------------------------   -----------
              SURFACE TRANSPORTATION--0.4%
              ---------------------------------------------------
      300,000 Trans Ocean Container Corp., Sr. Sub. Note, 12.25%,
              7/1/2004                                                  349,830
              ---------------------------------------------------   -----------
              UTILITIES--1.0%
              ---------------------------------------------------
      300,000 Duke Power Co., 1st Mtg. Note, 7.00%, 9/1/2005            292,089
              ---------------------------------------------------
      250,000 Enersis S.A., Note, 7.40%, 12/1/2016                      238,460
              ---------------------------------------------------
      300,000 Gulf States Util, FMB, 6.75%, 10/1/1998                   300,717
              ---------------------------------------------------
      125,000 Pedernales Electric Coop, 10.875%, 09/01/17               133,350
              ---------------------------------------------------   -----------
               Total                                                    964,616
              ---------------------------------------------------   -----------
               TOTAL INVESTMENT GRADE BONDS                           9,258,558
              ---------------------------------------------------   -----------
              HIGH YIELD BONDS--2.7%
              ---------------------------------------------------
              AUTOMOBILE--0.1%
              ---------------------------------------------------
       38,000 Aftermarket Technology Co., Sr. Sub. Note, 12.00%,
              8/1/2004                                                   42,370
              ---------------------------------------------------
       50,000 Collins & Aikman Products, Sr. Sub. Note, 11.5%,
              4/15/2006                                                  56,188
              ---------------------------------------------------   -----------
               Total                                                     98,558
              ---------------------------------------------------   -----------
              BANKING--0.1%
              ---------------------------------------------------
       50,000 First Nationwide Escrow , Sr. Sub. Note, 10.625%,
              10/1/2003                                                  54,500
              ---------------------------------------------------   -----------
              BROADCAST RADIO & TV--0.2%
              ---------------------------------------------------
          255 (b)American Radio Systems Corp., 255 Exchangeable
              Pfd. Shares,   $11.375                                     27,256
              ---------------------------------------------------
          500 Chancellor Broadcasting Co., 500 PIK Pfd. Shares,
              12.25%                                                     59,500
              ---------------------------------------------------
       50,000 Heritage Media Corp., Sr. Sub. Note, 8.75%,
              2/15/2006                                                  51,813
              ---------------------------------------------------
          500 (b)Sinclair Broadcast Group, Inc., 500 Pfd. Shares,
              Series A, $11.625                                          53,000
              ---------------------------------------------------



FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                      VALUE
  PRINCIPAL                                                          IN U.S.
    AMOUNT                                                           DOLLARS
 ------------ --------------------------------------------------   -----------

 BONDS--CONTINUED
 ---------------------------------------------------------------
              HIGH YIELD BONDS--CONTINUED
              --------------------------------------------------
              BROADCAST RADIO & TV--CONTINUED
              --------------------------------------------------
 $     25,000 Sullivan Broadcasting, Sr. Sub. Note, 10.25%,
              12/15/2005                                           $    25,625
              --------------------------------------------------   -----------
               Total                                                   217,194
              --------------------------------------------------   -----------
              BUSINESS EQUIPMENT & SERVICES--0.1%
              --------------------------------------------------
       50,000 Knoll, Inc., Sr. Sub. Note, 10.875%, 3/15/2006            55,125
              --------------------------------------------------
       25,000 United Stationers Supply, Sr. Sub. Note, 12.75%,
              5/1/2005                                                  27,969
              --------------------------------------------------   -----------
               Total                                                    83,094
              --------------------------------------------------   -----------
              CABLE TELEVISION--0.3%
              --------------------------------------------------
       50,000 Cablevision Systems Corp., Sr. Sub. Note, 9.875%,
              5/15/2006                                                 52,125
              --------------------------------------------------
       50,000 Charter Communication Southeast, Sr. Note, 11.25%,
              3/15/2006                                                 53,500
              --------------------------------------------------
       50,000 (b)Diamond Cable, Sr. Disc. Note, 0/11.75%,
              2/15/2007                                                 29,313
              --------------------------------------------------
       25,000 Echostar Satellite Broadcasting Corp., Sr. Disc.
              Note, 0/13.125%, 3/15/2004                                17,000
              --------------------------------------------------
       50,000 International Cabletel, Sr. Defd. Cpn. Note,
              0/11.50%, 2/1/2006                                        34,313
              --------------------------------------------------
       25,000 Pegasus Media , Note, 12.50%, 7/1/2005                    27,125
              --------------------------------------------------
       25,000 Rogers Cablesystems Inc., Sr. Secd. 2nd Priority
              Note, 10.00%, 12/1/2007                                   26,531
              --------------------------------------------------
       50,000 Telewest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007         35,000
              --------------------------------------------------
       50,000 UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%,
              5/15/2006                                                 28,250
              --------------------------------------------------   -----------
               Total                                                   303,157
              --------------------------------------------------   -----------
              CHEMICALS & PLASTICS--0.1%
              --------------------------------------------------
       50,000 Harris Chemical, Sr. Note, 10.25%, 7/15/2001              52,750
              --------------------------------------------------
       33,000 Polymer Group, Sr. Note, 12.25%, 7/15/2002                36,135
              --------------------------------------------------   -----------
               Total                                                    88,885
              --------------------------------------------------   -----------
              CLOTHING & TEXTILES--0.1%
              --------------------------------------------------
       50,000 Westpoint Stevens, Inc., Sr. Sub. Deb., 9.375%,
              12/15/2005                                                52,000
              --------------------------------------------------   -----------
              CONSUMER PRODUCTS--0.1%
              --------------------------------------------------
       25,000 Hosiery Corp. Of America, Sr. Sub. Note, 13.75%,
              8/1/2002                                                  27,500
              --------------------------------------------------
              Hosiery Corp. of America, 25 Common Shares                   175
              --------------------------------------------------




FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                      VALUE
  PRINCIPAL                                                          IN U.S.
    AMOUNT                                                           DOLLARS
 ------------ --------------------------------------------------   -----------

 BONDS--CONTINUED
 ---------------------------------------------------------------
              HIGH YIELD BONDS--CONTINUED
              --------------------------------------------------
              CONSUMER PRODUCTS--CONTINUED
              --------------------------------------------------
 $     25,000 Playtex Family Products Corp., Sr. Sub. Note,
              9.00%, 12/15/2003                                    $    25,250
              --------------------------------------------------
       25,000 Revlon Consumer Products, Sr. Sub. Note, 10.50%,
              2/15/2003                                                 26,594
              --------------------------------------------------
       25,000 Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006             26,438
              --------------------------------------------------   -----------
               Total                                                   105,957
              --------------------------------------------------   -----------
              CONTAINER & GLASS PRODUCTS--0.1%
              --------------------------------------------------
       50,000 Owens Illinois, Inc., Sr. Sub. Note, 9.75%,
              8/15/2004                                                 52,688
              --------------------------------------------------
       25,000 Packaging Resources Inc., Sr. Note, 11.625%,
              5/1/2003                                                  26,125
              --------------------------------------------------   -----------
               Total                                                    78,813
              --------------------------------------------------   -----------
              ECOLOGICAL SERVICES & EQUIPMENT--0.1%
              --------------------------------------------------
       50,000 (b)Allied Waste, Sr. Sub. Note, 10.25%, 12/1/2006         53,375
              --------------------------------------------------
       50,000 (a)*Mid-American Waste System, Sr. Sub. Note,
              12.25%, 2/15/2003                                         27,250
              --------------------------------------------------   -----------
               Total                                                    80,625
              --------------------------------------------------   -----------
              FOOD & DRUG RETAILERS--0.1%
              --------------------------------------------------
       25,000 Carr Gottstein Foods Co., Sr. Sub. Note, 12.00%,
              11/15/2005                                                27,781
              --------------------------------------------------
       50,000 Ralph's Grocery Co., Sr. Note, 10.45%, 6/15/2004          55,000
              --------------------------------------------------   -----------
               Total                                                    82,781
              --------------------------------------------------   -----------
              FOOD PRODUCTS--0.0%
              --------------------------------------------------
       25,000 Van De Kamp's, Inc., Sr. Sub. Note, 12.00%,
              9/15/2005                                                 27,750
              --------------------------------------------------   -----------
              FOREST PRODUCTS--0.1%
              --------------------------------------------------
       25,000 Four M Corp, Sr. Note, 12.00%, 6/1/2006                   25,375
              --------------------------------------------------
       25,000 Stone Container, Sr. Note, 11.50%, 10/1/2004              26,375
              --------------------------------------------------   -----------
               Total                                                    51,750
              --------------------------------------------------   -----------
              HEALTHCARE--0.1%
              --------------------------------------------------
       50,000 Dade International, Inc., Sr. Sub. Note, 11.125%,
              5/1/2006                                                  56,125
              --------------------------------------------------
       50,000 Tenet Healthcare, Sr. Sub. Note, 8.625%, 1/15/2007        50,688
              --------------------------------------------------   -----------
               Total                                                   106,813
              --------------------------------------------------   -----------




FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

                                                                     VALUE
  PRINCIPAL                                                         IN U.S.
    AMOUNT                                                          DOLLARS
 ------------ -------------------------------------------------   -----------

 BONDS--CONTINUED
 --------------------------------------------------------------
              HIGH YIELD BONDS--CONTINUED
              -------------------------------------------------
              HOTELS, MOTELS, INNS & CASINOS--0.0%
              -------------------------------------------------
 $     25,000 Courtyard By Marriott, Sr. Note, 10.75%, 2/1/2008   $    26,969
              -------------------------------------------------   -----------
              INDUSTRIAL PRODUCTS & EQUIPMENT--0.1%
              -------------------------------------------------
       25,000 Cabot Safety Corp., Sr. Sub. Note, 12.50%,
              7/15/2005                                                27,625
              -------------------------------------------------
       25,000 Fairfield Manufacturing Co., Inc., Sr. Sub. Note,
              11.375%, 7/1/2001                                        26,500
              -------------------------------------------------
       50,000 Mettler-Toledo, Inc., Sr. Sub. Note, 9.75%,
              10/1/2006                                                52,750
              -------------------------------------------------   -----------
               Total                                                  106,875
              -------------------------------------------------   -----------
              LEISURE & ENTERTAINMENT--0.2%
              -------------------------------------------------
       50,000 AMF Group, Inc., Sr. Sub. Disc. Note, 0/12.25%,
              3/15/2006                                                35,125
              -------------------------------------------------
       25,000 Cobblestone Golf, Sr. Note, 11.50%, 6/1/2003             26,281
              -------------------------------------------------
       50,000 Premier Parks, Sr. Note, 12.00%, 8/15/2003               55,625
              -------------------------------------------------
       75,000 Six Flags Theme Parks, Sr. Sub. Disc. Note,
              0/12.25%, 6/15/2005                                      76,688
              -------------------------------------------------   -----------
               Total                                                  193,719
              -------------------------------------------------   -----------
              MACHINERY & EQUIPMENT--0.1%
              -------------------------------------------------
       50,000 Alvey Systems, Sr. Sub. Note, 11.375%, 1/31/2003         51,625
              -------------------------------------------------
       33,000 Primeco Inc., Sr. Sub. Note, 12.75%, 3/1/2005            37,785
              -------------------------------------------------   -----------
               Total                                                   89,410
              -------------------------------------------------   -----------
              OIL & GAS--0.1%
              -------------------------------------------------
       50,000 Forcenergy, Inc., Sr. Sub. Note, 8.50%, 2/15/2007        48,750
              -------------------------------------------------   -----------
              PRINTING & PUBLISHING--0.1%
              -------------------------------------------------
       50,000 Garden State Newspapers, Inc., Sr. Sub. Note,
              12.00%, 7/1/2004                                         55,500
              -------------------------------------------------   -----------
              REAL ESTATE--0.0%
              -------------------------------------------------
       25,000 Trizec Finance, Sr. Note, 10.875%, 10/15/2005            27,813
              -------------------------------------------------   -----------
              STEEL--0.0%
              -------------------------------------------------
              GS Technologies Operating Co., Inc., Sr. Note,
       25,000 12.00%, 9/1/2004                                         26,938
              -------------------------------------------------   -----------
              SURFACE TRANSPORTATION--0.1%
              -------------------------------------------------
              Ameritruck Distribution, Sr. Sub. Note, 12.25%,
       25,000 11/15/2005                                               25,125
              -------------------------------------------------
              Gearbulk Holding Limited, Sr. Note, 11.25%,
       25,000 12/1/2004                                                27,625
              -------------------------------------------------




FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL
  AMOUNT OR
   FOREIGN                                                             VALUE
 CURRENCY PAR                                                         IN U.S.
    AMOUNT                                                            DOLLARS
 ------------ ---------------------------------------------------   -----------

 BONDS--CONTINUED
 ----------------------------------------------------------------
              HIGH YIELD BONDS--CONTINUED
              ---------------------------------------------------
              SURFACE TRANSPORTATION--CONTINUED
              ---------------------------------------------------
 $     50,000 Stena AB, Sr. Note, 10.50%, 12/15/2005                $    54,250
              ---------------------------------------------------   -----------
               Total                                                    107,000
              ---------------------------------------------------   -----------
              TELECOMMUNICATIONS & CELLULAR--0.3%
              ---------------------------------------------------
       50,000 American Communications, Sr. Disc. Note, 0/12.75%,
              4/1/2006                                                   24,500
              ---------------------------------------------------
       50,000 Arch Communications, Sr. Disc. Note, 0/10.875%,
              3/15/2008                                                  26,500
              ---------------------------------------------------
       50,000 Intermedia Communications, Sr. Disc. Note,
              0/12.50%, 5/15/2006                                        34,500
              ---------------------------------------------------
       50,000 Millicom International, Sr. Disc. Note, 0/13.50%,
              6/1/2006                                                   36,750
              ---------------------------------------------------
       25,000 Nextel Communications, Inc., Sr. Disc. Note,
              0/11.50%, 9/1/2003                                         21,531
              ---------------------------------------------------
       25,000 Paging Network, Sr. Sub. Note, 10.125%, 8/1/2007           23,875
              ---------------------------------------------------
       50,000 Teleport Communications, Sr. Disc. Note, 0/11.125%,
              7/1/2007                                                   35,813
              ---------------------------------------------------
       50,000 Vanguard Cellular Systems, Deb., 9.375%, 4/15/2006         50,500
              ---------------------------------------------------   -----------
               Total                                                    253,969
              ---------------------------------------------------   -----------
              UTILITIES--0.1%
              ---------------------------------------------------
       50,000 California Energy Co., Sr. Note, 10.25%, 1/15/2004         54,188
              ---------------------------------------------------
              El Paso Electric Co., 572 PIK Pfd. Shares, Series
              A, 11.40%                                                  62,863
              ---------------------------------------------------   -----------
               Total                                                    117,051
              ---------------------------------------------------   -----------
               TOTAL HIGH YIELD BONDS                                 2,485,871
              ---------------------------------------------------   -----------
              FOREIGN BONDS--5.4%
              ---------------------------------------------------
              AUSTRALIAN DOLLAR--0.2%
              ---------------------------------------------------
       78,000 Queensland Treas Global, Local Government
              Guarantee, 8.00%, 5/14/2003                                61,453
              ---------------------------------------------------
       65,000 Queensland Treas Global, Local Government
              Guarantee, 8.00%, 8/14/2001                                51,675
              ---------------------------------------------------
      100,000 State Bank Of New South Wales, 12.25%, 2/26/2001           88,973
              ---------------------------------------------------
       25,000 West Aust T Corp, Local Government Guarantee,
              8.00%, 7/15/2003                                           19,788
              ---------------------------------------------------   -----------
               Total                                                    221,889
              ---------------------------------------------------   -----------




FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

   FOREIGN                                                           VALUE
 CURRENCY PAR                                                       IN U.S.
    AMOUNT                                                          DOLLARS
 ------------ -------------------------------------------------   -----------

 BONDS--CONTINUED
 --------------------------------------------------------------
              FOREIGN BONDS--CONTINUED
              -------------------------------------------------
              BELGIUM FRANC--0.1%
              -------------------------------------------------
 $    514,000 Belgian Government, Bond, 6.50%, 3/31/2005          $    15,280
              -------------------------------------------------
    2,000,000 Belgium Kingdom, 7.75%, 10/15/2004                       63,916
              -------------------------------------------------   -----------
               Total                                                   79,196
              -------------------------------------------------   -----------
              CANADIAN DOLLAR--0.3%
              -------------------------------------------------
      167,000 Canada Government, Deb., 6.50%, 6/1/2004                122,746
              -------------------------------------------------
      200,000 Ontario Hydro, 9.00%, 6/24/2002                         162,662
              -------------------------------------------------
       34,000 Ontario Hydro, Bond, 7.75%, 11/3/2005                    26,542
              -------------------------------------------------   -----------
               Total                                                  311,950
              -------------------------------------------------   -----------
              DANISH KRONE--0.3%
      898,000 Denmark--Bullet, Bond, 8.00%, 3/15/2006                 152,373
              -------------------------------------------------
      600,000 Denmark, 8.00%, 5/15/2003                               102,675
              -------------------------------------------------   -----------
               Total                                                  255,048
              -------------------------------------------------   -----------
              FRENCH FRANC--0.2%
              -------------------------------------------------
       28,000 France O.A.T., Deb., 8.25%, 4/25/2022                    36,327
              -------------------------------------------------
      270,000 France O.A.T., Bond, 7.25%, 4/25/2006                    51,764
              -------------------------------------------------
       73,000 France O.A.T., Bond, 7.5%, 4/25/2005                     91,617
              -------------------------------------------------   -----------
               Total                                                  179,708
              -------------------------------------------------   -----------
              DEUTSCHE MARK--1.5%
              -------------------------------------------------
       45,000 DG-HYPBK 5.75%, 1/22/2007                                25,782
              -------------------------------------------------
       79,000 Deutschland Republic, Deb., 6.25%, 1/4/2024              43,454
              -------------------------------------------------
   38,000,000 KFW International Finance, 6.00%, 11/29/1999            362,623
              -------------------------------------------------
      100,000 KFW International Finance, Bank Guarantee, 6.75%,
              6/20/2005                                                62,094
              -------------------------------------------------
      600,000 KFW International Finance, 7.00%, 5/12/2000             111,566
              -------------------------------------------------
      700,000 Treuhandanstalt, 7.75%, 10/1/2002                       460,236
              -------------------------------------------------
      408,000 Treuhandanstalt, Foreign Government. Guarantee,
              6.875%, 6/11/2003                                       258,202
              -------------------------------------------------   -----------
               Total                                                1,323,957
              -------------------------------------------------   -----------




FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

   FOREIGN                                                           VALUE
 CURRENCY PAR                                                       IN U.S.
    AMOUNT                                                          DOLLARS
 ------------ -------------------------------------------------   -----------

 BONDS--CONTINUED
 --------------------------------------------------------------
              FOREIGN BONDS--CONTINUED
              -------------------------------------------------
              GREEK DRACHMA--0.0%
              -------------------------------------------------
 $ 11,400,000 Hellenic Republic, FRN 14.00%, 10/23/2003           $    43,544
              -------------------------------------------------   -----------
              IRISH POUND--0.1%
              -------------------------------------------------
       20,000 Irish Government, Bond, 6.50%, 10/18/2001                30,704
              -------------------------------------------------
       20,000 Treasury, Deb., 6.25%, 4/1/1999                          30,297
              -------------------------------------------------   -----------
               Total                                                   61,001
              -------------------------------------------------   -----------
              ITALIAN LIRA--0.4%
              -------------------------------------------------
   80,000,000 BTPS, Bond, 10.50%, 11/1/2000                            52,311
              -------------------------------------------------
  480,000,000 Buoni Poliennali Del Tes, 9.50%, 1/1/2005               315,854
              -------------------------------------------------   -----------
               Total                                                  368,165
              -------------------------------------------------   -----------
              JAPANESE YEN--0.4%
              -------------------------------------------------
   24,000,000 Export-Import Bank Japan, 4.375%, 10/1/2003             230,313
              -------------------------------------------------
   10,000,000 Interamerican Development, Deb., 7.25%, 5/15/2000        99,828
              -------------------------------------------------   -----------
               Total                                                  330,141
              -------------------------------------------------   -----------
              NETHERLANDS GUILDER--0.3%
              -------------------------------------------------
       40,000 Bank Ned Gemeenten, Bond, 6.375%, 1/4/2006               21,602
              -------------------------------------------------
       30,000 Bank Ned Gemeenten, Bond, 7.75%, 12/20/2004              17,571
              -------------------------------------------------
       60,000 LKB-global Bd, Bank Guarantee, 6.00%, 1/25/2006          35,334
              -------------------------------------------------
      350,000 Netherlands Government, 5.75%, 1/15/2004                185,878
              -------------------------------------------------
       60,000 Netherlands Government, 6.00%, 1/15/2006                 31,802
              -------------------------------------------------   -----------
               Total                                                  292,187
              -------------------------------------------------   -----------
              NEW ZEALAND DOLLAR--0.1%
              -------------------------------------------------
       41,000 New Zealand Government, 8.00%, 2/15/2001                 28,971
              -------------------------------------------------
       70,000 New Zealand Government, Bond, 8.00%, 7/15/1998           48,827
              -------------------------------------------------   -----------
               Total                                                   77,798
              -------------------------------------------------   -----------
              NORWEGIAN KRONE--0.2%
              -------------------------------------------------
      330,000 NGB, Bond, 9.00%, 1/31/1999                              49,931
              -------------------------------------------------
      420,000 Norwegian Government, Bond, 7.00%, 5/31/2001             63,531
              -------------------------------------------------




FEDERATED MANAGED INCOME FUND
--------------------------------------------------------------------------------

   FOREIGN                                                         VALUE
 CURRENCY PAR                                                     IN U.S.
    AMOUNT                                                        DOLLARS
 ------------ -----------------------------------------------   -----------

 BONDS--CONTINUED
 ------------------------------------------------------------
              FOREIGN BONDS--CONTINUED
              -----------------------------------------------
              NORWEIGIAN KRONE--CONTINUED
              -----------------------------------------------
 $    315,000 Norwegian Government, Foreign Gov't. Guarantee,
              5.75%, 11/30/2004                                 $    44,150
              -----------------------------------------------   -----------
               Total                                                157,612
              -----------------------------------------------   -----------
              PORTUGESE ESCUDO--0.0%
              -----------------------------------------------
    6,500,000 Portuguese Ot's, Bond, 11.875%, 2/23/2000              43,486
              -----------------------------------------------   -----------
              SPAINISH PESETA--0.4%
              -----------------------------------------------
   20,000,000 Spanish Government, 10.00%, 2/28/2005                 167,398
              -----------------------------------------------
   12,000,000 Spanish Government, Bond, 8.80%, 4/30/2006             94,989
              -----------------------------------------------
    4,340,000 Spanish Government, Bond, 9.40%, 4/30/1999             32,245
              -----------------------------------------------
    4,950,000 Spanish Government., Deb., 10.10%, 2/28/2001           39,436
              -----------------------------------------------   -----------
               Total                                                334,068
              -----------------------------------------------   -----------
              SWEDEN--0.3%
              -----------------------------------------------
    1,000,000 Stadshypotekskas, Foreign Government Guarantee,
              Series 1551, 7.50%, 3/17/1999                         133,800
              -----------------------------------------------
      900,000 Sweden, 6.00%, 2/9/2005                               110,247
              -----------------------------------------------   -----------
               Total                                                244,047
              -----------------------------------------------   -----------
              UNITED KINGDOM POUND--0.6%
              -----------------------------------------------
       80,000 British Gas PLC, 8.875%, 7/8/2008                     138,803
              -----------------------------------------------
       29,000 UK Treasury, Deb., 8.50%, 12/7/2005                    51,272
              -----------------------------------------------
      175,000 UK Conversion, 9.00%, 3/3/2000                        300,141
              -----------------------------------------------
       20,000 U K Treasury, Bond, 7.50%, 12/7/2006                   33,320
              -----------------------------------------------
       30,000 U K Treasury, Bond, 8.00%, 12/7/2015                   52,631
              -----------------------------------------------   -----------
               Total                                                576,177
              -----------------------------------------------   -----------
               TOTAL FOREIGN BONDS                                4,899,964
              -----------------------------------------------   -----------
               TOTAL BONDS (IDENTIFIED COST $77,232,604)         77,084,582
              -----------------------------------------------   -----------



FEDERATED MANAGED INCOME FUND
-------------------------------------------------------------------------------

                                                                      VALUE
 PRINCIPAL                                                           IN U.S.
   AMOUNT                                                            DOLLARS
 ---------- ----------------------------------------------------   -----------
 (C) REPURCHASE AGREEMENT--2.5%
 ---------------------------------------------------------------
 $2,245,000 BT Securities Corporation, 5.56%, dated 5/30/1997,
            due 6/2/1997 (AT AMORTIZED COST)                       $ 2,245,000
            ----------------------------------------------------   -----------
             TOTAL INVESTMENTS (IDENTIFIED COST $88,148,793) (D)   $89,045,733
            ----------------------------------------------------   -----------


(a) Non-income producing security.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At May 31, 1997, these securities amounted to $1,289,439 which represents 1.4% of total net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated Funds.

(d) The cost of investments for federal tax purposes amounts to $88,148,793. The net unrealized appreciation of investments on a federal tax basis amounts to $896,943 which is comprised of $2,011,906 appreciation and $1,114,963 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($90,731,853) at May 31, 1997.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
FRN--Floating Rate Note
PIK--Payment in Kind
PLC--Public Limited Company
PP--Principal Payment

 * MID-AMERICAN WASTE SYSTEMS, INC.
  On January 22, 1997, Mid-American Waste filed for protection under Chapter 11 of the Bankruptcy Code. The company has agreed to be acquired by USA Waste Services, Inc. The timing and outcome of this potential transaction are uncertain. Mid-American Waste has been deemed illiquid as a result of contractual agreements relating to litigation.

(See Notes which are an integral part of the Financial Statements)



FEDERATED MANAGED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------
Total investments in securities, at value
(identified and tax cost $88,148,793)         $89,045,733
---------------------------------------------
Cash                                                9,865
---------------------------------------------
Income receivable                               1,416,924
---------------------------------------------
Receivable for investments sold                    18,876
---------------------------------------------
Receivable for shares sold                        289,368
---------------------------------------------
Deferred expenses                                  13,489
--------------------------------------------- -----------
  Total assets                                 90,794,255
---------------------------------------------
LIABILITIES:
-------------------------------------
Payable for dollar roll transactions  $ 2,390
-------------------------------------
Payable for taxes withheld              1,608
-------------------------------------
Accrued expenses                       58,404
------------------------------------- -------
  Total liabilities                                62,402
--------------------------------------------- -----------
NET ASSETS for 8,733,902 shares outstanding   $90,731,853
--------------------------------------------- -----------
NET ASSETS CONSIST OF:
---------------------------------------------
Paid in capital                               $89,067,794
---------------------------------------------
Net unrealized appreciation of investments
and translation of assets and liabilities in
foreign currency                                  893,243
---------------------------------------------
Accumulated net realized gain on investments
and foreign currency transactions                 593,655
---------------------------------------------
Undistributed net investment income               177,161
--------------------------------------------- -----------
  Total Net Assets                            $90,731,853
--------------------------------------------- -----------
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------
INSTITUTIONAL SHARES:
---------------------------------------------
$64,999,989 / 6,256,766 shares outstanding         $10.39
--------------------------------------------- -----------
SELECT SHARES:
---------------------------------------------
$25,731,864 / 2,477,136 shares outstanding         $10.39
--------------------------------------------- -----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED MANAGED INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------
Dividends (net of foreign taxes withheld of $144)     $   163,825
----------------------------------------------------
Interest (net of dollar roll expense of $2,380 and      2,914,854
foreign taxes withheld of $2,461)                     -----------
----------------------------------------------------
  Total income                                          3,078,679
----------------------------------------------------
EXPENSES:
-----------------------------------------
Investment advisory fee                     $341,967
-----------------------------------------
Administrative personnel and services fee     77,177
-----------------------------------------
Custodian fees                                10,725
-----------------------------------------
Transfer and dividend disbursing agent
fees and expenses                             51,000
-----------------------------------------
Directors'/Trustees' fees                      2,078
-----------------------------------------
Auditing fees                                  7,978
-----------------------------------------
Legal fees                                     2,482
-----------------------------------------
Portfolio accounting fees                     36,070
-----------------------------------------
Distribution services fee--Select Shares      96,073
-----------------------------------------
Shareholder services fee--Institutional
Shares                                        81,965
-----------------------------------------
Shareholder services fee--Select Shares       32,024
-----------------------------------------
Share registration costs                      18,399
-----------------------------------------
Printing and postage                          14,898
-----------------------------------------
Insurance premiums                             2,244
-----------------------------------------
Taxes                                            990
-----------------------------------------
Miscellaneous                                 11,597
-----------------------------------------  ---------
  Total expenses                             787,667
-----------------------------------------
Waivers--
-----------------------------
 Waiver of investment
advisory fee                  $  (233,632)
-----------------------------
 Waiver of distribution
services fee--Select Shares       (32,024)
-----------------------------
 Waiver of shareholder
services fee--Institutional       (65,572)
Shares                        -----------
-----------------------------
  Total waivers                             (331,228)
-----------------------------------------  ---------
    Net expenses                                          456,439
----------------------------------------------------  -----------
      Net investment income                             2,622,240
----------------------------------------------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY:
----------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                     605,083
----------------------------------------------------
Net change in unrealized appreciation of
investments and translation of assets and              (1,389,256)
liabilities in foreign currency                       -----------
----------------------------------------------------
  Net realized and unrealized loss on investments        (784,173)
and foreign currency                                  -----------
----------------------------------------------------
    Change in net assets resulting from operations    $ 1,838,067
----------------------------------------------------  -----------

(See Notes which are an integral part of the Financial Statements)



FEDERATED MANAGED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             SIX MONTHS ENDED
                                               (UNAUDITED)       YEAR ENDED
                                               MAY 31, 1997   NOVEMBER 30, 1996
                                             ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------
OPERATIONS--
-------------------------------------------
Net investment income                          $  2,622,240     $  4,425,589
-------------------------------------------
Net realized gain (loss) on investments,
foreign currency transactions and futures
contracts ($605,083 and $629,064 net gains,
respectively,
as computed for federal tax purposes)               605,083          649,318
-------------------------------------------
Net change in unrealized
appreciation/depreciation of
investments, translation of assets and
liabilities in foreign
currency, and futures contracts                  (1,389,256)         410,861
-------------------------------------------    ------------     ------------
  Change in net assets resulting from
operations                                        1,838,067        5,485,768
-------------------------------------------    ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------
Distributions from net investment income
-------------------------------------------
  Institutional Shares                           (1,998,199)      (3,457,532)
-------------------------------------------
  Select Shares                                    (693,841)      (1,037,906)
-------------------------------------------
Distributions from net realized gains on
 investments, foreign
currency transactions
-------------------------------------------
  Institutional Shares                             (457,124)        (332,234)
-------------------------------------------
  Select Shares                                    (172,678)         (91,563)
-------------------------------------------    ------------     ------------
    Change in net assets resulting from
      distributions to shareholders              (3,321,842)      (4,919,235)
-------------------------------------------    ------------     ------------
SHARE TRANSACTIONS--
-------------------------------------------
Proceeds from sale of shares                     15,386,326       48,463,331
-------------------------------------------
Net asset value of shares issued to
 shareholders in payment of
distributions declared                            1,661,143        2,121,547
-------------------------------------------
Cost of shares redeemed                         (17,413,409)     (23,349,415)
-------------------------------------------    ------------     ------------
  Change in net assets resulting from share
transactions                                       (365,940)      27,235,463
-------------------------------------------    ------------     ------------
    Change in net assets                         (1,849,715)      27,801,996
-------------------------------------------
NET ASSETS:
-------------------------------------------
Beginning of period                              92,581,568       64,779,572
-------------------------------------------    ------------     ------------
End of period (including undistributed net
 investment income of
$177,161 and $246,961, respectively)           $ 90,731,853     $ 92,581,568
-------------------------------------------    ------------     ------------


(See Notes which are an integral part of the Financial Statements)




FEDERATED MANAGED INCOME FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS
                                        ENDED      YEAR ENDED NOVEMBER 30,
                                     (UNAUDITED) -------------------------
                                       MAY 31,
                                        1997      1996     1995    1994(A)
 ----------------------------------  ----------- -------  -------  -------
 NET ASSET VALUE, BEGINNING OF
 PERIOD                                 $10.56    $10.54   $ 9.76   $10.00
 ----------------------------------
 INCOME FROM INVESTMENT OPERATIONS
 ----------------------------------
  Net investment income                   0.36      0.59     0.62     0.31
 ----------------------------------
  Net realized and unrealized gain
  (loss) on investments, foreign
  currency, and futures contracts        (0.09)     0.12     0.78    (0.25)
 ----------------------------------
                                       -------   -------  -------  -------
  Total from investment operations        0.27      0.71     1.40     0.06
 ----------------------------------
                                       -------   -------  -------  -------
 LESS DISTRIBUTIONS
 ----------------------------------
  Distributions from net investment
 income                                  (0.37)    (0.62)   (0.62)   (0.30)
 ----------------------------------
  Distributions from net realized
  gain on investments, foreign
  currency transactions, and
  futures contracts                      (0.07)    (0.07)      --       --
 ----------------------------------
                                       -------   -------  -------  -------
  Total distributions                    (0.44)    (0.69)   (0.62)   (0.30)
 ----------------------------------
                                       -------   -------  -------  -------
 NET ASSET VALUE, END OF PERIOD         $10.39    $10.56   $10.54   $ 9.76
 ----------------------------------
                                       -------   -------  -------  -------
 TOTAL RETURN (B)                         2.12%     6.98%   14.74%    0.55%
 ----------------------------------
 RATIOS TO AVERAGE NET ASSETS
 ----------------------------------
  Expenses                                0.79%*    0.80%    0.75%    0.67%*
 ----------------------------------
  Net investment income                   5.86%*    5.72%    6.26%    6.02%*
 ----------------------------------
  Expense waiver/reimbursement (c)        0.70%*    0.80%    1.06%    1.01%*
 ----------------------------------
 SUPPLEMENTAL DATA
 ----------------------------------
  Net assets, end of period (000
 omitted)                              $65,000   $67,122  $50,852  $34,692
 ----------------------------------
  Average commission rate paid (d)     $0.0002   $0.0003
 ----------------------------------
  Portfolio turnover                        22%      164%     165%     153%
 ----------------------------------

  * Computed on an annualized basis.
(a)Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from the start of business, January 27, 1994 to May 24, 1994, the net investment income was distributed to the fund's adviser.
(b)Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c)This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d)Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


FEDERATED MANAGED INCOME FUND
FINANCIAL HIGHLIGHTS--SELECT SHARES
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS
                                        ENDED      YEAR ENDED NOVEMBER 30,
                                     (UNAUDITED) -------------------------------
                                       MAY 31,
                                        1997      1996     1995    1994(A)
 ----------------------------------  ----------- -------  -------  -------
 NET ASSET VALUE, BEGINNING OF
 PERIOD                                 $10.56    $10.54   $ 9.77  $10.00
 ----------------------------------
 INCOME FROM INVESTMENT OPERATIONS
 ----------------------------------
  Net investment income                   0.31      0.53     0.48    0.28
 ----------------------------------
  Net realized and unrealized gain
  (loss) on investments, foreign
  currency, and futures contracts        (0.09)     0.10     0.83   (0.25)
 ----------------------------------
                                       -------   -------  -------  ------
  Total from investment operations        0.22      0.63     1.31    0.03
 ----------------------------------
                                       -------   -------  -------  ------
 LESS DISTRIBUTIONS
 ----------------------------------
  Distributions from net investment
 income                                  (0.32)    (0.54)   (0.54)  (0.26)
 ----------------------------------
  Distributions from net realized
  gain on investments, foreign
  currency transactions, and
  futures contracts                      (0.07)    (0.07)      --      --
 ----------------------------------
                                       -------   -------  -------  ------
  Total distributions                    (0.39)    (0.61)   (0.54)  (0.26)
 ----------------------------------
                                       -------   -------  -------  ------
 NET ASSET VALUE, END OF PERIOD         $10.39    $10.56   $10.54  $ 9.77
 ----------------------------------
                                       -------   -------  -------  ------
 TOTAL RETURN (B)                         1.78%     6.23%   13.76%   0.26%
 ----------------------------------
 RATIOS TO AVERAGE NET ASSETS
 ----------------------------------
  Expenses                                1.50%*    1.50%    1.50%   1.42%*
 ----------------------------------
  Net investment income                   5.25%*    5.02%    5.56%   5.24%*
 ----------------------------------
  Expense waiver/reimbursement (c)        0.76%*    0.85%    1.06%   1.26%*
 ----------------------------------
 SUPPLEMENTAL DATA
 ----------------------------------
  Net assets, end of period (000
 omitted)                              $25,732   $25,459  $13,927  $3,198
 ----------------------------------
  Average commission rate paid (d)     $0.0002   $0.0003
 ----------------------------------
  Portfolio turnover                        22%      164%     165%    153%
 ----------------------------------

  * Computed on an annualized basis.
(a)Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from the start of business, January 27, 1994 to May 24, 1994, the net investment income was distributed to the fund's adviser.
(b)Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c)This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d)Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


FEDERATED MANAGED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997 (UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION

Managed Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Managed Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek current income.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are valued at prices furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  With respect to valuation of foreign securities, trading in foreign countries may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

  REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of


FEDERATED MANAGED INCOME FUND
-------------------------------------------------------------------------------
  the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded after the ex-dividend date based upon the Fund is reasonably able to obtain information.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Future contracts have market risks, including the risk that the change in value of the contract may not correlate with the changes in value of the underlying securities. As of May 31, 1997, the Fund had no outstanding futures contracts.

  FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or


FEDERATED MANAGED INCOME FUND
-------------------------------------------------------------------------------
  losses are recorded for financial statement purpose as unrealized until the settlement date. At May 31, 1997, the Fund had no outstanding foreign currency commitments.

  FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such reseals. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

  Additional information on each restricted security held at May 31, 1997 is as follows:

   SECURITY                         ACQUISITION DATE   ACQUISITION COST
   --------                        ------------------- ----------------
   Bayer Corp.                     3/21/1996-4/17/1996     $345,302
   AFC Capital Trust                         1/29/1997      250,000
   Southern Peru Ltd.                        5/23/1997      225,000
   Freeport Terminal (Malta)                 7/19/1994      284,196
   American Radio Systems, Inc.      2/4/1997-3/4/1997       25,741
   Sinclair Broadcast Group, Inc.             3/5/1997       50,000
   Diamond Cable                             2/21/1997       30,547
   Allied Waste                             11/25/1996       50,000



FEDERATED MANAGED INCOME FUND
-------------------------------------------------------------------------------

  DOLLAR ROLL TRANSACTIONS--The Fund enters into dollar roll transactions, with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortage Association and Federal Home Loan Mortgage Corporation, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                               SIX MONTHS ENDED             YEAR ENDED
                                 MAY 31, 1997            NOVEMBER 30, 1996
                            ------------------------  ------------------------
INSTITUTIONAL SHARES          SHARES       AMOUNT       SHARES       AMOUNT
--------------------------  ----------  ------------  ----------  ------------
Shares sold                    989,140  $ 10,259,113   2,995,976  $ 31,129,010
--------------------------
Shares issued to
shareholders in payment of
distributions declared         102,036     1,058,276     135,176     1,403,094
--------------------------
Shares redeemed             (1,192,123)  (12,369,809) (1,600,230)  (16,630,503)
--------------------------  ----------  ------------  ----------  ------------
  Net change resulting
   from Institutional         (100,947) $ (1,052,420)  1,530,922  $ 15,901,601
   Shares transactions      ----------  ------------  ----------  ------------
--------------------------
                               SIX MONTHS ENDED             YEAR ENDED
SELECT SHARES                    MAY 31, 1997            NOVEMBER 30, 1996
--------------------------  ------------------------  ------------------------
Shares sold                    493,745  $  5,127,213   1,668,304  $ 17,334,321
--------------------------
Shares issued to
shareholders in payment of
distributions declared          58,122       602,867      69,234       718,453
--------------------------
Shares redeemed               (486,199)   (5,043,600)   (648,056)   (6,718,912)
--------------------------  ----------  ------------  ----------  ------------
  Net change resulting
   from Select Shares           65,668  $    686,480   1,089,482  $ 11,333,862
   transactions             ----------  ------------  ----------  ------------
--------------------------
  Net change resulting         (35,279) $   (365,940)  2,620,404  $ 27,235,463
from share transactions     ----------  ------------  ----------  ------------
--------------------------



FEDERATED MANAGED INCOME FUND
-------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  Under the terms of a sub-advisory agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser, receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

  ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

  SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

  ORGANIZATIONAL EXPENSES--Organizational expenses of $91,334 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational expenses during the five year period following effective date. For the period ended May 31, 1997, the Fund paid $9,254 pursuant to this agreement.
FEDERATED MANAGED INCOME FUND
-------------------------------------------------------------------------------

  GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1997, were as follows:

---------
PURCHASES  $19,072,176
---------  -----------
SALES      $19,340,817
---------  -----------


(6) CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 1997, the diversification of industries was as follows:

                                 % OF NET                                 % OF NET
            INDUSTRY              ASSETS             INDUSTRY              ASSETS
 ------------------------------- -------- ------------------------------- --------
 Aerospace & Military Technology   0.3    Government Agency                 26.9
 Agency                            1.1    Healthcare                         0.8
 Automotive                        0.1    Industrial Products & Equipment    0.4
 Banking                           1.3    Insurance                          1.7
 Basic Industry                    0.2    Leisure & Entertainment            0.2
 Beverage & Tobacco                0.1    Machinery & Equipment              0.1
 Broadcast Radio & T.V.            0.3    Metals & Mining                    0.3
 Business Equipment & Services     0.1    Natural Gas Distribution           0.5
 Cable Television                  0.8    Oil & Gas                          1.5
 Chemicals & Plastics              0.5    Printing & Publishing              0.5
 Clothing & Textiles               0.1    Producer Manufacturing             0.4
 Consumer Durables                 0.3    Retail Trade                       0.4
 Consumer Non-Durables             0.6    Services                           0.6
 Container & Glass Products        0.1    Sovereign                          3.0
 Ecological Services & Equipment   0.1    Sovereign Government               1.4
 Electrical Utilities              4.0    State & Provincial                 0.2
 Electrical & Electronics          0.7    Supranational                      0.1
 Electronics                       0.2    Surface Transportation             0.5
 Energy Minerals                   0.7    Technology                         0.4
 Finance                           1.0    Telecommunications & Cellular      0.3
 Financial Intermediaries          1.2    Transportation                     0.1
 Financial Services                0.2    Treasury Securities               40.0
 Forest Products & Paper           0.1    Utilities                          1.9




TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                       John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                   Glen R. Johnson
William J. Copeland                      President
James E. Dowd                         J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.               Edward C. Gonzales
Glen R. Johnson                          Executive Vice President
Peter E. Madden                       John W. McGonigle
Gregor F. Meyer                          Executive Vice President, Treasurer,
John E. Murray, Jr.                      and Secretary
Wesley W. Posvar                      Richard B. Fisher
Marjorie P. Smuts                        Vice President
                                      Karen M. Brownlee
                                         Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectuses which contain facts concerning its objective and policies, management fees, expenses and other information.





                        [LOGO OF MANAGED SERIES TRUST]





FEDERATED
MANAGED GROWTH AND
INCOME FUND

[LOGO OF MANAGED SERIES TRUST]

-----------------------

-----------------------

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

Federated Managed
Growth and Income Fund is part of
Managed Series Trust,
a lifecycle investing program from
Federated Investors.

May 31, 1997

[LOGO OF FEDERATED INVESTORS]


Federated Securities Corp., Distributor

FEDERATED INVESTORS TOWER
PITTSBURGH, PA 15222-3779

Cusip 56166K305
Cusip 56166K404
G00516-01 (7/97)




PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------
Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Federated Managed Growth and Income Fund for the six-month period from December 1, 1996 through May 31, 1997. Included in this report is an investment review, followed by a complete listing of the fund's holdings and its financial statements. In addition, separate Financial Highlights tables have been included for the fund's Institutional Shares and Select Shares.

During the reporting period, the highly valued U.S. stock market, where approximately 24% of the fund's $202 million portfolio was invested, continued its climb while experiencing periodic volatility. The international stock market, where approximately 5% of the fund's portfolio was invested, recorded positive gains that were less than those of U.S. stocks. The U.S. bond market--where approximately 60% of the fund's portfolio was invested--paid good income yields but was impacted by rising rates that caused bond prices to fall. A strong U.S. dollar negatively impacted the returns of foreign bonds, which accounted for 5% of portfolio assets.*

In this environment, the fund's Institutional Shares delivered a total return of 2.81%** through dividends totaling $0.26 per share and capital gains totaling $0.12 per share. The fund's Select Shares produced a total return of 2.44%** through dividends totaling $0.22 per share and capital gains totaling $0.12 per share.

Thank you for pursuing your financial goals through the high level of diversification and professional management of Federated Managed Growth and Income Fund. As always, we invite your comments and suggestions.

Sincerely,

/s/ Glen R. Johnson
Glen R. Johnson
President
July 15, 1997

 * Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.



INVESTMENT REVIEW
-------------------------------------------------------------------------------

PERFORMANCE FOR SIX-MONTH PERIOD ENDED MAY 31, 1997

The six month period ended May 31, 1997 was a generally favorable one for financial assets, and Federated Managed Growth and Income Fund participated in the advance. For the six months ended May 31, 1997, an investor in the fund's Institutional Shares had a total return of 2.81%,* while an investor in the fund's Select Shares had a total return of 2.44%.* However, performance among asset classes showed wide variation. Stocks of large U.S. companies did especially well as investors continued to favor companies with broad product lines and lower perceived fundamental risk. Small company stocks had good returns for the reporting period but still lagged large company stocks. Foreign stocks generally had good returns in local currency terms, but dollar strength in the foreign exchange market caused returns in dollar terms to be more moderate. Utilities declined in response to gradually rising interest rates. While bond prices were also hurt by rising interest rates, their higher income yield cushioned the impact and bonds generally provided modest positive returns.

ASSET ALLOCATION AS OF MAY 31, 1997

Federated Managed Growth and Income Fund operates on an investment philosophy that, over time, an investor with a diversified portfolio may achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as ten asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative value. The following table shows the allocation of the portfolio among different asset categories at May 31, 1997.

--------
* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT REVIEW
-------------------------------------------------------------------------------

               ASSET CATEGORIES AS A PERCENTAGE OF TOTAL ASSETS

                                              PERMITTED             PERCENTAGE AS OF
               ASSET CATEGORY                   RANGE                 MAY 31, 1997
      --------------------------------        ---------             ----------------
      BONDS (1)                                 50-70                      64
      U.S. Treasury Securities                   0-70                      30
      Mortgage-Backed Securities                 0-35                      19
      Investment Grade Corporate Bonds           0-35                       8
      High Yield Corporate Bonds                0-7.5                       2
      Foreign Bonds                             0-7.5                       5
      EQUITIES (1)                              30-50                      34
      Large Company Stocks                       0-50                      13
      Utility Stocks                             0-20                       7
      Small Company Stocks                      0-7.5                       3
      Foreign Stocks                            0-7.5                       5
      Equity Reserves                            0-15                       6

     --------
     (1) Bonds convertible into equity securities at a price below the closing price of the underlying equity securities on May 31, 1997 have been included under the appropriate equity asset category.

Over the reporting period, as well as the past several years, investors have been faced with the choice of buying fairly valued bonds or overvalued stocks. The cornerstone of a value investment philosophy is the belief that investors should take risks only when offered higher returns. Higher prices, without a change in the underlying fundamentals, reduce potential returns from investments. Implementing this philosophy, bonds were approximately 5% more of the fund's assets than normal throughout the reporting period, as the level of stock prices made future returns less attractive than normal. Throughout the reporting period, fund management believed that stocks and bonds were richly priced relative to their fundamentals and defensive positions were appropriate in both sectors.

STRUCTURE OF THE BOND PORTFOLIO

Management has kept a defensive bond position to help reduce interest rate risk, since bond prices fall when interest rates rise. The fund's investment policies limit the duration of its bond portfolio to a range of three to five years. A portfolio with its duration in this range has a sensitivity to interest rate changes similar to that of intermediate maturity bonds. Bond prices peaked for the reporting period in December 1996 and fell rapidly in the spring of 1997 as economic statistics began to indicate a stronger pulse to economic activity. Anticipating upward cyclical pressure on interest rates, fund management maintained the duration of the fund's bond portfolio at 3.5 years, a below average level. In this way, the fund was less sensitive to the negative impact of rising interest rates on the value of the portfolio.

The bond portion emphasizes mortgage-backed securities and U.S. Treasuries, the high quality portion of the bond market. A modest foreign bond position was held for diversification purposes, since foreign bonds tend to be volatile at different times than U.S. bonds. The mortgage-backed sector




INVESTMENT REVIEW
-------------------------------------------------------------------------------
weight was above normal throughout the reporting period, which helped performance as the stable income flow provided by these securities proved to be a defensive characteristic in the rising rate environment.

STRUCTURE OF THE EQUITY PORTFOLIO

Since early June 1995, the severe overvaluation of the market caused fund management to hold a defensive position on the equity market. This defensive position involves holding equity reserves at 7.5%, with the above normal allocation coming from a reduction in the allocation to U.S. large company stocks.

Equity portfolio returns were adversely affected by negative returns to utilities. Utility stocks trailed industrial stocks as the economy continued to grow strongly last winter. However, utility stocks tend to offer substantially higher yields than industrial stocks, and utilities historically proved to be defensive in sustained market declines. Therefore, a normal position was held in utilities, despite the better growth opportunities offered by other sectors of the equity market.

Normal positions were also held in foreign equities and domestic small company stocks.
FEDERATED MANAGED GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                VALUE
   SHARES                                      IN U.S.
  OR UNITS                                     DOLLARS
 ----------- -----------------------------   ------------

 STOCKS--28.8%
 -----------------------------------------
             LARGE-COMPANY--13.1%
             -----------------------------
             BASIC INDUSTRY--0.5%
             -----------------------------
       4,900 Betz Laboratories, Inc.         $    312,375
             -----------------------------
       3,000 Dow Chemical Co.                     250,125
             -----------------------------
      21,800 LTV Corporation                      305,200
             -----------------------------
       7,700 Morton International, Inc.           248,325
             -----------------------------   ------------
              Total                             1,116,025
             -----------------------------   ------------
             CONSUMER DURABLES--0.7%
             -----------------------------
       6,400 General Motors Corp., Class H        352,800
             -----------------------------
       3,400 General Motors Corp.                 194,650
             -----------------------------
       9,400 Martin Marietta Materials            270,250
             -----------------------------
      19,800 Rubbermaid, Inc.                     551,925
             -----------------------------   ------------
              Total                             1,369,625
             -----------------------------   ------------
             CONSUMER NON-DURABLES--1.5%
             -----------------------------
       2,800 CPC International, Inc.              240,800
             -----------------------------
       5,800 Kimberly-Clark Corp.                 290,725
             -----------------------------
      18,300 PepsiCo, Inc.                        672,525
             -----------------------------
       5,400 Philip Morris Cos., Inc.             237,600
             -----------------------------
       6,100 RJR Nabisco Holdings Corp.           197,488
             -----------------------------
      14,700 Russell Corp.                        450,188
             -----------------------------
       5,000 Tambrands, Inc.                      241,250
             -----------------------------
       2,700 Unilever N.V.                        523,125
             -----------------------------
       3,500 V.F. Corp.                           273,438
             -----------------------------   ------------
              Total                             3,127,139
             -----------------------------   ------------
             ENERGY MINERALS--1.7%
             -----------------------------
       4,600 Amerada-Hess Corp.                   246,100
             -----------------------------
       1,800 Atlantic Richfield Co.               261,900
             -----------------------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                        VALUE
   SHARES                                              IN U.S.
  OR UNITS                                             DOLLARS
 ----------- -------------------------------------   ------------

 STOCKS--CONTINUED
 -------------------------------------------------
             LARGE-COMPANY--CONTINUED
             -------------------------------------
             ENERGY MINERALS--CONTINUED
             -------------------------------------
       5,700 Chevron Corp.                           $    399,000
             -------------------------------------
       7,200 Exxon Corp.                                  426,600
             -------------------------------------
      10,300 Occidental Petroleum Corp.                   239,475
             -------------------------------------
       1,300 Royal Dutch Petroleum Co.                    253,825
             -------------------------------------
      13,600 Sun Co., Inc.                                406,300
             -------------------------------------
       3,800 Texaco, Inc.                                 414,675
             -------------------------------------
      14,300 USX-Marathon Group                           425,425
             -------------------------------------
       3,600 (b)Western Atlas, Inc.                       243,900
             -------------------------------------   ------------
              Total                                     3,317,200
             -------------------------------------   ------------
             FINANCE--2.0%
             -------------------------------------
      12,400 Allmerica Financial Corp.                    451,050
             -------------------------------------
       6,430 Allstate Corp.                               473,409
             -------------------------------------
       8,540 Bear Stearns Cos., Inc.                      277,550
             -------------------------------------
       3,800 CIGNA Corp.                                  660,250
             -------------------------------------
       6,600 Dean Witter, Discover & Co.                  272,250
             -------------------------------------
       6,000 Federal National Mortgage Association        261,750
             -------------------------------------
       4,400 Marsh & McLennan Cos., Inc.                  579,700
             -------------------------------------
       5,300 National City Corp.                          272,950
             -------------------------------------
       4,700 Providian Corp.                              281,413
             -------------------------------------
       5,666 Travelers Group, Inc.                        310,922
             -------------------------------------   ------------
              Total                                     3,841,244
             -------------------------------------   ------------
             HEALTH CARE--1.7%
             -------------------------------------
       6,200 Abbott Laboratories                          390,600
             -------------------------------------
       3,800 (b)American Home Products Corp.              289,750
             -------------------------------------
       8,300 Bard (C.R.), Inc.                            265,600
             -------------------------------------
      19,400 (b)Beverly Enterprises, Inc.                 274,025
             -------------------------------------
      11,400 (b)Biomet, Inc.                              213,038
             -------------------------------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                  IN U.S.
  OR UNITS                                                 DOLLARS
 ----------- -----------------------------------------   ------------

 STOCKS--CONTINUED
 -----------------------------------------------------
             LARGE-COMPANY--CONTINUED
             -----------------------------------------
             HEALTH CARE--CONTINUED
             -----------------------------------------
       7,600 Bristol-Myers Squibb Co.                    $    557,650
             -----------------------------------------
       7,300 Columbia/HCA Healthcare Corp.                    267,363
             -----------------------------------------
      13,800 (b)Healthsource, Inc.                            296,700
             -----------------------------------------
       3,200 Merck & Co., Inc.                                287,600
             -----------------------------------------
       3,300 Smithkline Beecham, ADR                          288,750
             -----------------------------------------
       6,100 United Healthcare Corp.                          344,650
             -----------------------------------------   ------------
              Total                                         3,475,726
             -----------------------------------------   ------------
             PRODUCER MANUFACTURING--0.9%
             -----------------------------------------
      21,100 ITT Industries, Inc.                             522,225
             -----------------------------------------
      10,700 Ingersoll-Rand Co.                               583,150
             -----------------------------------------
      10,700 (b)Lexmark Intl. Group, Class A                  282,213
             -----------------------------------------
       2,500 Loews Corp.                                      243,125
             -----------------------------------------
       6,400 PACCAR, Inc.                                     289,600
             -----------------------------------------   ------------
              Total                                         1,920,313
             -----------------------------------------   ------------
             RETAIL TRADE--0.9%
             -----------------------------------------
      12,100 Dayton-Hudson Corp.                              582,313
             -----------------------------------------
      34,700 (b)K Mart Corp.                                  485,800
             -----------------------------------------
       6,400 (b)Meyer (Fred), Inc.                            293,600
             -----------------------------------------
      18,100 Wal-Mart Stores, Inc.                            538,475
             -----------------------------------------   ------------
              Total                                         1,900,188
             -----------------------------------------   ------------
             SERVICES--0.6%
             -----------------------------------------
       8,700 Block (H&R), Inc.                                287,100
             -----------------------------------------
      12,900 Browning-Ferris Industries, Inc.                 422,475
             -----------------------------------------
      12,500 Readers Digest Association, Inc., Class A        309,375
             -----------------------------------------
       6,000 (b)Viacom, Inc., Class A                         180,750
             -----------------------------------------
       3,000 (b)Viacom, Inc., Class B                          89,063
             -----------------------------------------   ------------
              Total                                         1,288,763
             -----------------------------------------   ------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                        VALUE
   SHARES                                              IN U.S.
  OR UNITS                                             DOLLARS
 ----------- -------------------------------------   ------------

 STOCKS--CONTINUED
 -------------------------------------------------
             LARGE-COMPANY--CONTINUED
             -------------------------------------
             TECHNOLOGY--0.9%
             -------------------------------------
       8,900 AMP, Inc.                               $    366,013
             -------------------------------------
       7,900 (b)Cabletron Systems, Inc.                   347,600
             -------------------------------------
       3,400 International Business Machines Corp.        294,100
             -------------------------------------
       4,366 Lucent Technologies, Inc.                    277,787
             -------------------------------------
       3,800 Raytheon Co.                                 181,450
             -------------------------------------
      11,200 (b)Storage Technology Corp.                  456,400
             -------------------------------------   ------------
              Total                                     1,923,350
             -------------------------------------   ------------
             TRANSPORTATION--0.3%
             -------------------------------------
      10,300 CNF Transporation, Inc.                      332,175
             -------------------------------------
       9,700 (b)KLM Royal Dutch Airlines                  284,938
             -------------------------------------   ------------
              Total                                       617,113
             -------------------------------------   ------------
             UTILITIES--1.4%
             -------------------------------------
       6,700 CMS Energy Corp.                             225,288
             -------------------------------------
       4,800 Coastal Corp.                                240,600
             -------------------------------------
       4,500 (b)Columbia Gas System, Inc.                 289,688
             -------------------------------------
       4,500 FPL Group, Inc.                              209,250
             -------------------------------------
       7,800 GTE Corp.                                    344,175
             -------------------------------------
      11,200 Houston Industries, Inc.                     232,400
             -------------------------------------
      13,800 MCI Communications Corp.                     529,575
             -------------------------------------
       8,900 P G & E Corp.                                205,813
             -------------------------------------
      37,600 (b)Tele-Communications, Inc., Class A        568,700
             -------------------------------------   ------------
              Total                                     2,845,489
             -------------------------------------   ------------
              TOTAL LARGE-COMPANY                      26,742,175
             -------------------------------------   ------------
             SMALL-COMPANY--3.1%
             -------------------------------------
             BASIC INDUSTRY--0.2%
             -------------------------------------
       5,900 (b)Chirex, Inc.                               67,850
             -------------------------------------
       1,700 Donaldson Company, Inc.                       62,263
             -------------------------------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                           VALUE
   SHARES                                                 IN U.S.
  OR UNITS                                                DOLLARS
 ----------- ----------------------------------------   ------------

 STOCKS--CONTINUED
 ----------------------------------------------------
             SMALL-COMPANY--CONTINUED
             ----------------------------------------
             BASIC INDUSTRY--CONTINUED
             ----------------------------------------
       1,800 (b)Fibreboard Corp.                        $     97,875
             ----------------------------------------
       3,300 (b)Royal Group Technologies Ltd.                 80,850
             ----------------------------------------
       4,900 Spartech Corp.                                   61,863
             ----------------------------------------   ------------
              Total                                          370,701
             ----------------------------------------   ------------
             CONSUMER DURABLES--0.1%
             ----------------------------------------
       2,200 Carlisle Cos., Inc.                              67,100
             ----------------------------------------
       3,100 (b)Equity Marketing, Inc.                        58,125
             ----------------------------------------
       2,600 Wynns International, Inc.                        64,350
             ----------------------------------------   ------------
              Total                                          189,575
             ----------------------------------------   ------------
             CONSUMER NON-DURABLES--0.1%
             ----------------------------------------
       1,700 (b)Blyth Industries, Inc.                        75,650
             ----------------------------------------
       4,000 (b)North Face, Inc.                              73,000
             ----------------------------------------
       3,400 (b)Sport-Haley Inc.                              64,600
             ----------------------------------------
       3,300 (b)USA Detergents, Inc.                          42,900
             ----------------------------------------   ------------
              Total                                          256,150
             ----------------------------------------   ------------
             ENERGY MINERALS--0.1%
             ----------------------------------------
       1,600 Devon Energy Corp.                               59,600
             ----------------------------------------
       1,800 (b)EVI, Inc.                                     67,725
             ----------------------------------------
       3,900 (b)Tuboscope Vetco International Corp.           63,375
             ----------------------------------------
       1,700 Vintage Petroleum, Inc.                          57,800
             ----------------------------------------   ------------
              Total                                          248,500
             ----------------------------------------   ------------
             FINANCE--0.6%
             ----------------------------------------
       3,400 Aames Financial Corp                             43,775
             ----------------------------------------
       1,800 CMAC Investment Corp.                            74,925
             ----------------------------------------
       3,600 (b)D & N Financial Corp.                         63,900
             ----------------------------------------
       1,938 (b)Delphi Financial Group, Inc., Class A         73,644
             ----------------------------------------
       4,000 (b)Delta Financial Corp.                         64,000
             ----------------------------------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                              VALUE
   SHARES                                                    IN U.S.
  OR UNITS                                                   DOLLARS
 ----------- -------------------------------------------   ------------

 STOCKS--CONTINUED
 -------------------------------------------------------
             SMALL-COMPANY--CONTINUED
             -------------------------------------------
             FINANCE--CONTINUED
             -------------------------------------------
       1,700 Executive Risk, Inc.                          $     88,613
             -------------------------------------------
       2,400 (b)FIRSTPLUS Financial Group, Inc.                  61,200
             -------------------------------------------
       1,500 Frontier Insurance Group, Inc.                      82,313
             -------------------------------------------
       3,000 (b)Leasing Solutions, Inc.                          45,375
             -------------------------------------------
       2,100 Peoples Heritage Financial Group                    69,563
             -------------------------------------------
       3,300 (b)Prime Service, Inc.                              80,850
             -------------------------------------------
       1,500 Redwood Trust, Inc.                                 85,688
             -------------------------------------------
       1,900 Sirrom Capital Corp.                                73,863
             -------------------------------------------
       4,800 (b)Southern Pacific Funding                         67,200
             -------------------------------------------
       1,400 TCF Financial Corp.                                 59,500
             -------------------------------------------
       1,800 Vesta Insurance Group, Inc.                         82,575
             -------------------------------------------   ------------
              Total                                           1,116,984
             -------------------------------------------   ------------
             HEALTH CARE--0.4%
             -------------------------------------------
       3,400 (b)American HomePatient, Inc.                       66,300
             -------------------------------------------
       3,100 (b)Cambridge Neuroscience, Inc.                     30,225
             -------------------------------------------
       2,300 (b)Curative Technologies, Inc.                      63,969
             -------------------------------------------
       6,200 (b)Cyanotech Corp.                                  41,075
             -------------------------------------------
       3,900 (b)FPA Medical Management, Inc.                     78,000
             -------------------------------------------
       2,200 (b)Genesis Health Ventures, Inc.                    72,325
             -------------------------------------------
       2,400 (b)Medicis Pharmaceutical Corp., Class A            82,200
             -------------------------------------------
       6,600 (b)Prime Medical Services                           73,425
             -------------------------------------------
       3,100 (b)Respironics, Inc.                                62,775
             -------------------------------------------
       3,900 (b)Rotech Medical Corp.                             65,813
             -------------------------------------------
       1,300 Shared Medical Systems Corp.                        68,900
             -------------------------------------------
       1,900 (b)Universal Health Services, Inc., Class B         76,950
             -------------------------------------------
       4,400 (b)VIDAMED, Inc.                                    31,900
             -------------------------------------------   ------------
              Total                                             813,857
             -------------------------------------------   ------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                        VALUE
   SHARES                                              IN U.S.
  OR UNITS                                             DOLLARS
 ----------- -------------------------------------   ------------

 STOCKS--CONTINUED
 -------------------------------------------------
             SMALL-COMPANY--CONTINUED
             -------------------------------------
             PRODUCER MANUFACTURING--0.2%
             -------------------------------------
       3,100 (b)AFC Cable Systems, Inc.              $     84,863
             -------------------------------------
       6,600 (b)Ballantyne of Omaha, Inc.                 106,425
             -------------------------------------
       2,800 (b)Cable Design Technologies, Class A         77,000
             -------------------------------------
       9,300 (b)Raster Graphics Inc.                       68,588
             -------------------------------------
       1,900 (b)Sinter Metals, Inc.                        70,063
             -------------------------------------
       2,900 (b)US Office Products Co.                     71,775
             -------------------------------------   ------------
              Total                                       478,714
             -------------------------------------   ------------
             RETAIL TRADE--0.3%
             -------------------------------------
       3,300 (b)Amrion, Inc.                               76,725
             -------------------------------------
       1,300 (b)CDW Computer Centers, Inc.                 63,700
             -------------------------------------
       3,200 (b)Central Garden & Pet Co.                   77,200
             -------------------------------------
       1,700 (b)Express Scripts, Inc., Class A             77,563
             -------------------------------------
       3,700 (b)Just For Feet, Inc.                        72,613
             -------------------------------------
       2,800 (b)Microage, Inc.                             50,750
             -------------------------------------
       4,200 (b)Paul Harris Stores, Inc.                   72,975
             -------------------------------------
       1,800 (b)Pomeroy Computer Resources                 41,400
             -------------------------------------
       1,600 (b)Proffitts, Inc.                            63,800
             -------------------------------------
       2,000 Riser Foods, Inc.                             83,375
             -------------------------------------   ------------
              Total                                       680,101
             -------------------------------------   ------------
             SERVICES--0.3%
             -------------------------------------
       2,200 (b)American Radio Systems Corp.               81,950
             -------------------------------------
       2,300 (b)BARRA, Inc.                                67,850
             -------------------------------------
       1,400 (b)Caribiner International, Inc.              90,650
             -------------------------------------
       3,200 (b)FactSet Research Systems                   62,400
             -------------------------------------
       1,400 (b)Newpark Resources, Inc.                    73,500
             -------------------------------------
       2,800 (b)Personnel Group of America, Inc.           85,050
             -------------------------------------
       4,100 (b)Prime Hospitality Corp.                    76,363
             -------------------------------------
       2,500 (b)SFX Broadcasting, Inc.                     80,625
             -------------------------------------   ------------
              Total                                       618,388
             -------------------------------------   ------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                         VALUE
   SHARES                                               IN U.S.
  OR UNITS                                              DOLLARS
 ----------- --------------------------------------   ------------

 STOCKS--CONTINUED
 --------------------------------------------------
             SMALL-COMPANY--CONTINUED
             --------------------------------------
             TECHNOLOGY--0.7%
             --------------------------------------
       5,400 (b)ACT Networks, Inc.                    $     95,175
             --------------------------------------
       2,000 (b)Adtran, Inc.                                53,500
             --------------------------------------
       3,700 (b)Alphanet Solutions, Inc.                    69,838
             --------------------------------------
       2,300 (b)Anadigics, Inc.                             76,188
             --------------------------------------
       5,100 (b)Award Software International, Inc.          68,850
             --------------------------------------
       4,300 (b)BA Merchant Services, Inc., Class A         70,413
             --------------------------------------
       3,900 (b)Benchmarq Microelectronics, Inc.            78,488
             --------------------------------------
       2,300 (b)Claremont Technology Group                  52,613
             --------------------------------------
       3,100 (b)Cybex Computer Products Corp.               56,381
             --------------------------------------
       2,000 (b)Ducommun, Inc.                              52,500
             --------------------------------------
       1,600 (b)Dynatech Corp.                              60,000
             --------------------------------------
       3,000 (b)ESS Technology, Inc.                        46,500
             --------------------------------------
       2,700 (b)Elexsys International, Inc.                 40,500
             --------------------------------------
       4,200 (b)Exar Corp.                                  77,175
             --------------------------------------
       2,500 (b)II-VI, Inc.                                 48,750
             --------------------------------------
       2,300 (b)Integrated Measurement Systems, Inc         38,525
             --------------------------------------
       4,000 (b)Mastech Corp.                               72,000
             --------------------------------------
       1,700 National Processing, Inc.                      14,238
             --------------------------------------
       3,500 (b)Network General Corp.                       64,313
             --------------------------------------
       1,400 (b)Perceptron, Inc.                            39,550
             --------------------------------------
       2,300 (b)Stratasys, Inc.                             54,769
             --------------------------------------
       3,200 (b)Tollgrade Communications, Inc.              74,400
             --------------------------------------   ------------
              Total                                      1,304,666
             --------------------------------------   ------------
             TRANSPORTATION--0.0%
             --------------------------------------
       2,400 (b)Atlas Air, Inc.                             69,000
             --------------------------------------   ------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                    VALUE
   SHARES                                          IN U.S.
  OR UNITS                                         DOLLARS
 ----------- ---------------------------------   ------------

 STOCKS--CONTINUED
 ---------------------------------------------
             SMALL-COMPANY--CONTINUED
             ---------------------------------
             UTILITIES--0.1%
             ---------------------------------
       1,400 CMS Energy Corp.                    $     47,075
             ---------------------------------
       1,300 (b)Calenergy, Inc.                        53,625
             ---------------------------------
         800 Cincinnati Bell, Inc.                     49,200
             ---------------------------------   ------------
              Total                                   149,900
             ---------------------------------   ------------
              TOTAL SMALL-COMPANY                   6,296,536
             ---------------------------------   ------------
             UTILITY STOCKS--7.4%
             ---------------------------------
             ELECTRIC UTILITIES: CENTRAL--1.9%
             ---------------------------------
      24,300 CMS Energy Corp.                         817,088
             ---------------------------------
      23,821 Cinergy Corp.                            833,735
             ---------------------------------
      31,900 DPL, Inc.                                761,613
             ---------------------------------
      28,000 Illinova Corp.                           612,500
             ---------------------------------
      20,600 NIPSCO Industries, Inc.                  834,300
             ---------------------------------   ------------
              Total                                 3,859,236
             ---------------------------------   ------------
             ELECTRIC UTILITIES: EAST--1.1%
             ---------------------------------
      26,100 DQE, Inc.                                734,063
             ---------------------------------
      23,900 GPU, Inc.                                836,500
             ---------------------------------
      30,400 Peco Energy Co.                          577,600
             ---------------------------------   ------------
              Total                                 2,148,163
             ---------------------------------   ------------
             ELECTRIC UTILITIES: SOUTH--1.8%
             ---------------------------------
      15,900 Duke Power Co.                           715,500
             ---------------------------------
      17,200 FPL Group, Inc.                          799,800
             ---------------------------------
      33,300 Southern Co.                             707,625
             ---------------------------------
      31,200 TECO Energy, Inc.                        776,100
             ---------------------------------
      18,500 Texas Utilities Co.                      635,938
             ---------------------------------   ------------
              Total                                 3,634,963
             ---------------------------------   ------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                   VALUE
   SHARES                                                         IN U.S.
  OR UNITS                                                        DOLLARS
 ----------- ------------------------------------------------   ------------

 STOCKS--CONTINUED
 ------------------------------------------------------------
             UTILITY STOCKS--CONTINUED
             ------------------------------------------------
             ELECTRIC UTILITIES: WEST--0.8%
             ------------------------------------------------
      36,200 Pacificorp                                         $    719,475
             ------------------------------------------------
      24,900 Pinnacle West Capital Corp.                             731,438
             ------------------------------------------------   ------------
              Total                                                1,450,913
             ------------------------------------------------   ------------
             NATURAL GAS DISTRIBUTION--0.7%
             ------------------------------------------------
      25,300 MCN Corp.                                               749,513
             ------------------------------------------------
      22,600 Pacific Enterprises                                     740,150
             ------------------------------------------------   ------------
              Total                                                1,489,663
             ------------------------------------------------   ------------
             OIL/GAS TRANSMISSION--1.1%
             ------------------------------------------------
      16,600 Enron Corp.                                             676,450
             ------------------------------------------------
      19,600 Panenergy Corp.                                         916,300
             ------------------------------------------------
      20,550 Williams Companies, Inc.                                906,769
             ------------------------------------------------   ------------
              Total                                                2,499,519
             ------------------------------------------------   ------------
              TOTAL UTILITY STOCKS                                15,082,457
             ------------------------------------------------   ------------
             FOREIGN EQUITY--5.2%
             ------------------------------------------------
             ARGENTINA--0.1%
             ------------------------------------------------
         885 Banco Frances del Rio de la Plata S.A., ADR              29,094
             ------------------------------------------------
       4,221 Compania Naviera Perez Companc S.A., Class B             32,307
             ------------------------------------------------
         702 (b)IRSA Inversiones y Representaciones S.A., GDR         27,466
             ------------------------------------------------
       1,000 Telecom Argentina S.A., ADR                              53,375
             ------------------------------------------------
       1,800 Telefonica De Argentina ADR                              65,250
             ------------------------------------------------   ------------
              Total                                                  207,492
             ------------------------------------------------   ------------
             AUSTRALIA--0.2%
             ------------------------------------------------
      15,000 (b)Coles Myer                                            69,990
             ------------------------------------------------
      14,000 (b)News Corp., Ltd.                                      62,168
             ------------------------------------------------
      23,000 Oil Search Ltd.                                          57,688
             ------------------------------------------------
      55,000 (b)Queensland Metals Corp. NL                            61,162
             ------------------------------------------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                   VALUE
   SHARES                                                         IN U.S.
  OR UNITS                                                        DOLLARS
 ----------- ------------------------------------------------   ------------

 STOCKS--CONTINUED
 ------------------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             ------------------------------------------------
             AUSTRALIA--CONTINUED
             ------------------------------------------------
       8,000 Westpac Banking Corp. Ltd.                         $     43,446
             ------------------------------------------------
       8,000 Woodside Petroleum Ltd.                                  67,545
             ------------------------------------------------   ------------
              Total                                                  361,999
             ------------------------------------------------   ------------
             BELGIUM--0.0%
             ------------------------------------------------
       1,400 Delhaize-Le Lion                                         69,623
             ------------------------------------------------   ------------
             BRAZIL--0.2%
             ------------------------------------------------
      60,000 Banco Itau SA, Preference                                30,827
             ------------------------------------------------
             Centrais Eletricas Brasileiras SA, Preference,
     100,000 Series B                                                 49,229
             ------------------------------------------------
     817,000 Companhia Energetica de Minas Gerais, Preference         37,397
             ------------------------------------------------
     260,000 Petroleo Brasileiro SA, Preference                       62,176
             ------------------------------------------------
     660,000 Telecomunicacoes Brasileiras SA                          86,000
             ------------------------------------------------
       7,233 (b)Telecomunicacoes de Sao Paulo SA Rights                  243
             ------------------------------------------------
     166,000 (b)Telecomunicacoes de Sao Paulo SA, Preference          56,910
             ------------------------------------------------   ------------
              Total                                                  322,782
             ------------------------------------------------   ------------
             CHILE--0.0%
             ------------------------------------------------
         400 (b)Banco BHIF, ADR                                        8,350
             ------------------------------------------------
         250 (a)Chilectra S.A., ADR                                    6,760
             ------------------------------------------------
         425 Compania Telecomunicacion Chile, ADR                     14,556
             ------------------------------------------------
         100 Sociedad Quimica Y Minera De Chile, ADR                   6,500
             ------------------------------------------------   ------------
              Total                                                   36,166
             ------------------------------------------------   ------------
             COLOMBIA--0.0%
             ------------------------------------------------
         700 Banco Ganadero SA, ADR                                   26,775
             ------------------------------------------------
         800 Banco Industrial Colombiano, ADR                         14,100
             ------------------------------------------------   ------------
              Total                                                   40,875
             ------------------------------------------------   ------------
             DENMARK--0.0%
             ------------------------------------------------
       1,080 (b)Sydbank AS                                            51,434
             ------------------------------------------------
         770 Unidanmark A                                             40,219
             ------------------------------------------------   ------------
              Total                                                   91,653
             ------------------------------------------------   ------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                           VALUE
   SHARES                                                 IN U.S.
  OR UNITS                                                DOLLARS
 ----------- ----------------------------------------   ------------

 STOCKS--CONTINUED
 ----------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             ----------------------------------------
             FRANCE--0.3%
             ----------------------------------------
         821 AXA                                        $     49,121
             ----------------------------------------
         470 (b)CLF-Dexia France                              43,870
             ----------------------------------------
         680 Casino Ord                                       30,629
             ----------------------------------------
         800 Compagnie Financiere de Paribas, Class A         51,494
             ----------------------------------------
         320 Compagnie de Saint Gobain                        44,166
             ----------------------------------------
         300 Financiere Sogeparc SA                           40,522
             ----------------------------------------
         560 Groupe Danon BSN SA                              84,273
             ----------------------------------------
         240 LVMH (Moet-Hennessy)                             58,103
             ----------------------------------------
         450 Rhone-Poulenc Rorer, Inc.                        33,863
             ----------------------------------------
       1,617 Schneider SA                                     77,649
             ----------------------------------------
       1,280 Scor SA                                          51,647
             ----------------------------------------
         560 Total SA-B                                       51,204
             ----------------------------------------   ------------
              Total                                          616,541
             ----------------------------------------   ------------
             GERMANY--0.3%
             ----------------------------------------
       2,155 Bayer AG                                         83,534
             ----------------------------------------
       1,680 (b)Commerzbank AG, Frankfurt                     49,345
             ----------------------------------------
       1,030 (b)Daimler Benz AG                               79,249
             ----------------------------------------
         825 Deutsche Bank, AG                                45,713
             ----------------------------------------
       2,225 Dresdner Bank AG, Frankfurt                      77,851
             ----------------------------------------
         125 Gea AG, Vorzugsaktien                            50,465
             ----------------------------------------
         160 Mannesmann AG                                    64,970
             ----------------------------------------
         625 Schwarz Pharma                                   46,443
             ----------------------------------------
         800 Siemens AG                                       45,090
             ----------------------------------------
       1,680 Skw Trostberg                                    55,538
             ----------------------------------------
         255 Thyssen AG                                       57,890
             ----------------------------------------
         925 Veba AG                                          52,282
             ----------------------------------------   ------------
              Total                                          708,370
             ----------------------------------------   ------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                             VALUE
   SHARES                                                   IN U.S.
  OR UNITS                                                  DOLLARS
 ----------- ------------------------------------------   ------------

 STOCKS--CONTINUED
 ------------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             ------------------------------------------
             HONG KONG--0.4%
             ------------------------------------------
       6,000 Beijing Enterprises                          $     35,000
             ------------------------------------------
       7,000 (b)Cheung Kong                                     71,595
             ------------------------------------------
      84,000 China EB-IHD Holdings Ltd.                        129,006
             ------------------------------------------
      17,000 China Resources Enterprises Ltd.                   59,676
             ------------------------------------------
      11,000 Citic Pacific Ltd.                                 62,890
             ------------------------------------------
      19,000 Great Eagle Holdings                               67,187
             ------------------------------------------
       1,839 HSBC Holdings PLC                                  55,774
             ------------------------------------------
       3,000 Hong Kong Telecommunications, Ltd., ADR            66,654
             ------------------------------------------
       8,000 Hutchison Whampoa                                  66,594
             ------------------------------------------
      10,000 (b)New World Development Co. Ltd.                  63,496
             ------------------------------------------
      40,000 Sino Land Co.                                      46,719
             ------------------------------------------   ------------
              Total                                            724,591
             ------------------------------------------   ------------
             INDONESIA--0.0%
             ------------------------------------------
      30,000 Lippo Bank                                         30,216
             ------------------------------------------
      13,000 Indosat                                            38,746
             ------------------------------------------
      16,500 (b)Putra Surya Multidana                           19,671
             ------------------------------------------
       2,933 Steady Safe                                         3,225
             ------------------------------------------   ------------
              Total                                             91,858
             ------------------------------------------   ------------
             IRELAND--0.0%
             ------------------------------------------
       2,200 (b)Elan Corp. PLC, ADR                             89,650
             ------------------------------------------   ------------
             ITALY--0.1%
             ------------------------------------------
       6,400 Eni                                                31,916
             ------------------------------------------
       9,600 STET Societa Finanziaria Telefonica S.P.A.         48,440
             ------------------------------------------
      28,000 Telecom Italia Mobile                              82,127
             ------------------------------------------   ------------
              Total                                            162,483
             ------------------------------------------   ------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                          VALUE
   SHARES                                                IN U.S.
  OR UNITS                                               DOLLARS
 ----------- ---------------------------------------   ------------

 STOCKS--CONTINUED
 ---------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             ---------------------------------------
             JAPAN--1.6%
             ---------------------------------------
       4,000 Canare Electric Co. Ltd.                  $    133,963
             ---------------------------------------
       7,200 Circle K Japan Co. Ltd.                        383,959
             ---------------------------------------
      16,000 Hitachi Ltd.                                   170,374
             ---------------------------------------
       4,000 Hitachi Maxell                                  92,744
             ---------------------------------------
       3,000 Honda Motor Co. Ltd.                            88,106
             ---------------------------------------
       2,000 Ito-Yokado Co., Ltd.                           114,040
             ---------------------------------------
       1,300 Mabuchi Motor Co.                               73,903
             ---------------------------------------
       5,000 Matsushita Kotobuki Electric                   179,476
             ---------------------------------------
      16,000 (b)Minolta Co.                                 105,934
             ---------------------------------------
      11,000 (b)Mitsubishi Estate Co. Ltd.                  150,193
             ---------------------------------------
       6,000 Mitsubishi Trust & Banking Corp., Tokyo         86,046
             ---------------------------------------
      75,000 (b)Mitsui Osk Lines                            167,454
             ---------------------------------------
       1,500 Nintendo Corp. Ltd.                            117,218
             ---------------------------------------
          25 Nippon Telegraph & Telephone Corp.             238,300
             ---------------------------------------
      10,000 Nissei ASB Machine Co.                         124,517
             ---------------------------------------
       4,000 Sankyo Co. Ltd.                                126,750
             ---------------------------------------
       3,000 Sony Corp.                                     252,726
             ---------------------------------------
       6,000 Sumitomo Bank Ltd., Osaka                       82,954
             ---------------------------------------
       8,000 (b)Sumitomo Trust & Banking                     70,760
             ---------------------------------------
      11,000 Taiyo Yuden Co.                                175,698
             ---------------------------------------
      17,000 Tokyu Land Corp.                                70,949
             ---------------------------------------   ------------
             Total                                        3,006,064
             ---------------------------------------   ------------
             KOREA--0.1%
             ---------------------------------------
       1,211 Kookmin Bank                                    21,904
             ---------------------------------------
       1,440 Korea Electric Power Corp.                      44,420
             ---------------------------------------
       2,163 SK Telecom Co. Ltd., ADR                        20,008
             ---------------------------------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                  VALUE
   SHARES                                                        IN U.S.
  OR UNITS                                                       DOLLARS
 ----------- -----------------------------------------------   ------------

 STOCKS--CONTINUED
 -----------------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             -----------------------------------------------
             KOREA--CONTINUED
             -----------------------------------------------
       1,250 Shinhan Bank                                      $     16,186
             -----------------------------------------------
         860 (b)Sindo Ricoh Co.                                      49,584
             -----------------------------------------------   ------------
             Total                                                  152,102
             -----------------------------------------------   ------------
             MALAYSIA--0.1%
             -----------------------------------------------
      43,000 Berjaya Group                                           56,815
             -----------------------------------------------
       3,000 Malayan Banking                                         31,639
             -----------------------------------------------
       7,000 UMW Holdings                                            35,937
             -----------------------------------------------   ------------
             Total                                                  124,391
             -----------------------------------------------   ------------
             MEXICO--0.1%
             -----------------------------------------------
       1,900 Empresas ICA Sociedad Controladora S.A., ADR            27,550
             -----------------------------------------------
       5,000 Fomento Economico Mexicano, SA de C.V., Class B         26,552
             -----------------------------------------------
     113,000 (a)(b)Grupo Financiero Bancomer, S.A. de C.V.,
             Class B                                                 42,434
             -----------------------------------------------
       1,200 Telefonos de Mexico, Class L, ADR                       53,250
             -----------------------------------------------
       1,400 (b)Tubos de Acero de Mexico SA, ADR                     24,500
             -----------------------------------------------   ------------
             Total                                                  174,286
             -----------------------------------------------   ------------
             NETHERLANDS--0.2%
             -----------------------------------------------
       5,203 ABN Amro Holding                                        96,076
             -----------------------------------------------
         800 ABN-Amro Holdings NV, ADR                               14,900
             -----------------------------------------------
       2,666 Bols Wessanen (kon.)                                    50,755
             -----------------------------------------------
       2,227 Boskalis Westminster N.V.                               46,799
             -----------------------------------------------
         589 (b)Hunter Douglas N.V.                                  51,930
             -----------------------------------------------
       1,233 ING Groep, N.V.                                         54,451
             -----------------------------------------------
       2,400 VNU--Verenigde Nederlandse Uitgeversbedrijven
             Verenigd Bezit                                          54,179
             -----------------------------------------------
         343 Wolters Kluwer NV                                       41,231
             -----------------------------------------------   ------------
              Total                                                 410,321
             -----------------------------------------------   ------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                      VALUE
   SHARES                                                            IN U.S.
  OR UNITS                                                           DOLLARS
 ----------- ---------------------------------------------------   ------------

 STOCKS--CONTINUED
 ---------------------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             ---------------------------------------------------
             NEW ZEALAND--0.0%
             ---------------------------------------------------
      16,000 Air New Zealand Ltd., Class B                         $     47,338
             ---------------------------------------------------
      66,000 (b)Guiness Peat Group PLC                                   37,779
             ---------------------------------------------------   ------------
              Total                                                      85,117
             ---------------------------------------------------   ------------
             PAKISTAN--0.0%
             ---------------------------------------------------
       1,650 (a)(b)Hub Power Co., GDR                                    38,528
             ---------------------------------------------------   ------------
             PHILIPPINES--0.0%
             ---------------------------------------------------
      84,000 (b)Belle Corp.                                              22,294
             ---------------------------------------------------
       1,400 Philippine Commercial International Bank                    13,668
             ---------------------------------------------------
     237,000 Universal Rightfield Property                               25,160
             ---------------------------------------------------   ------------
              Total                                                      61,122
             ---------------------------------------------------   ------------
             SINGAPORE--0.1%
             ---------------------------------------------------
       3,000 City Developments Ltd.                                      27,896
             ---------------------------------------------------
       2,000 Singapore Press Holdings Ltd.                               39,852
             ---------------------------------------------------
       9,000 (b)Straits Steamship Land Ltd.                              26,806
             ---------------------------------------------------
       2,250 (b)Straits Steamship Land Ltd. Warrants, 12/12/2000          2,108
             ---------------------------------------------------
      12,000 (a)(b)Want Want Holdings                                    43,440
             ---------------------------------------------------
      12,000 Wing Tai Holdings, Ltd.                                     35,741
             ---------------------------------------------------   ------------
              Total                                                     175,843
             ---------------------------------------------------   ------------
             SPAIN--0.1%
             ---------------------------------------------------
         690 Empresa Nac De Electridad                                   52,695
             ---------------------------------------------------
       1,200 Repsol SA                                                   50,221
             ---------------------------------------------------
       2,180 Telefonica de Espana                                        62,885
             ---------------------------------------------------
       1,600 Vidrala SA                                                  67,294
             ---------------------------------------------------
         508 Zardoya-Otis SA                                             63,605
             ---------------------------------------------------   ------------
              Total                                                     296,700
             ---------------------------------------------------   ------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                           VALUE
   SHARES                                                 IN U.S.
  OR UNITS                                                DOLLARS
 ----------- ----------------------------------------   ------------

 STOCKS--CONTINUED
 ----------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             ----------------------------------------
             SWEDEN--0.1%
             ----------------------------------------
       5,120 Munksjo AB                                 $     49,541
             ----------------------------------------
      13,000 Skand Enskilda BKN, Class A                     134,173
             ----------------------------------------   ------------
              Total                                          183,714
             ----------------------------------------   ------------
             SWITZERLAND--0.3%
             ----------------------------------------
          25 ABB AG                                           34,277
             ----------------------------------------
         480 Credit Suisse Group-Registered                   60,237
             ----------------------------------------
         118 Holderbank Financiere Glaris AG, Class B        103,471
             ----------------------------------------
          65 Nestle SA                                        80,768
             ----------------------------------------
         118 Novartis AG (Reg)                               159,955
             ----------------------------------------
           5 (b)Roche Holding AG                              44,408
             ----------------------------------------
          38 (b)Swissair AG                                   38,687
             ----------------------------------------
          77 UBS--Union Bank of Switzerland                   84,372
             ----------------------------------------
         237 Zurich Versicherungsgesellschaft                 87,009
             ----------------------------------------   ------------
              Total                                          693,184
             ----------------------------------------   ------------
             UNITED KINGDOM--0.9%
             ----------------------------------------
       2,667 Barclays PLC                                     51,874
             ----------------------------------------
       3,600 Bass PLC                                         46,907
             ----------------------------------------
       1,816 Boc Group PLC                                    30,509
             ----------------------------------------
       4,690 Boots Co. PLC                                    54,319
             ----------------------------------------
       2,716 British Aerospace PLC                            55,226
             ----------------------------------------
       5,566 British Petroleum Co. PLC                        66,468
             ----------------------------------------
       5,040 British Telecommunication PLC                    36,524
             ----------------------------------------
       3,200 Burmah Castrol                                   55,488
             ----------------------------------------
       7,357 Cadbury Schweppes PLC                            65,952
             ----------------------------------------
       6,290 Compass Group                                    70,175
             ----------------------------------------
      10,025 Cookson Group                                    38,539
             ----------------------------------------
       6,800 Cowie Group PLC                                  39,601
             ----------------------------------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                      VALUE
   SHARES                                            IN U.S.
  OR UNITS                                           DOLLARS
 ----------- -----------------------------------   ------------

 STOCKS--CONTINUED
 -----------------------------------------------
             FOREIGN EQUITY--CONTINUED
             -----------------------------------
             UNITED KINGDOM--CONTINUED
             -----------------------------------
       6,050 David S. Smith (Holdings) PLC         $     21,971
             -----------------------------------
       6,760 Delta PLC                                   35,608
             -----------------------------------
       2,155 EMI Group PLC                               41,316
             -----------------------------------
      12,080 FKI PLC                                     35,175
             -----------------------------------
       3,431 GKN PLC                                     59,382
             -----------------------------------
       3,880 General Accident                            57,188
             -----------------------------------
       6,560 General Electric Co. PLC                    37,452
             -----------------------------------
       2,820 Glaxo Wellcome PLC                          56,372
             -----------------------------------
       3,360 Granada Group PLC                           47,709
             -----------------------------------
       4,257 (b)Grand Metropolitan PLC                   39,555
             -----------------------------------
      10,556 Guardian Royal Exchange                     48,351
             -----------------------------------
       5,000 (b)Imperial Chemical Industries PLC         66,661
             -----------------------------------
         154 Inchcape PLC                                   726
             -----------------------------------
       9,060 Ladbroke Group PLC                          34,088
             -----------------------------------
       3,200 Marks & Spencer PLC                         26,606
             -----------------------------------
      12,000 Mirror Group PLC                            42,990
             -----------------------------------
       3,960 Pearson                                     46,642
             -----------------------------------
       2,765 RTZ Corp. PLC                               47,493
             -----------------------------------
       3,360 Rank Group PLC                              23,635
             -----------------------------------
       3,268 Reckitt & Colman PLC                        46,082
             -----------------------------------
       7,360 Reed International PLC                      72,360
             -----------------------------------
      21,840 Rugby Group PLC                             42,158
             -----------------------------------
       8,536 Salvesen Christian                          33,373
             -----------------------------------
      12,988 Sedgwick Group PLC                          26,558
             -----------------------------------
       3,326 Siebe PLC                                   52,341
             -----------------------------------
       5,543 Smithkline Beecham PLC                      95,300
             -----------------------------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

  SHARES OR
  UNITS OR                                                            VALUE
  PRINCIPAL                                                          IN U.S.
   AMOUNT                                                            DOLLARS
 ----------- ---------------------------------------------------   ------------

 STOCKS--CONTINUED
 ---------------------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             ---------------------------------------------------
             UNITED KINGDOM--CONTINUED
             ---------------------------------------------------
       8,577 Tomkins PLC                                           $     37,252
             ---------------------------------------------------
       1,640 Zeneca Group                                                49,820
             ---------------------------------------------------   ------------
              Total                                                   1,835,746
             ---------------------------------------------------   ------------
              TOTAL FOREIGN EQUITY                                   10,761,201
             ---------------------------------------------------   ------------
              TOTAL STOCKS (IDENTIFIED COST $50,302,360)             58,882,369
             ---------------------------------------------------   ------------
 BONDS--64.5%
 ---------------------------------------------------------------
             TREASURY--29.9%
             ---------------------------------------------------
             TREASURY--29.9%
             ---------------------------------------------------
 $ 1,000,000 United States Treasury Note, 5.500%, 11/15/1998            992,530
             ---------------------------------------------------
  24,000,000 United States Treasury Note, 5.500%, 12/31/2000         23,301,120
             ---------------------------------------------------
     975,000 United States Treasury Note, 6.375%, 3/31/2001             972,407
             ---------------------------------------------------
  10,905,000 United States Treasury Note, 6.375%, 5/15/1999          10,942,077
             ---------------------------------------------------
  21,360,000 United States Treasury Note, 6.875%, 3/31/2000          21,653,192
             ---------------------------------------------------
   2,850,000 United States Treasury Note, 7.750%, 1/31/2000           2,948,382
             ---------------------------------------------------   ------------
              TOTAL TREASURY                                         60,809,708
             ---------------------------------------------------   ------------
             MORTGAGE-BACKED SECURITIES--19.3%
             ---------------------------------------------------
             GOVERNMENT AGENCY--19.3%
             ---------------------------------------------------
     359,156 Federal Home Loan Mortgage Corp., 9.500%, 6/1/2021         388,898
             ---------------------------------------------------
     110,410 Federal Home Loan Mortgage Corp., 8.000%, 11/1/2021        113,032
             ---------------------------------------------------
     343,054 Federal Home Loan Mortgage Corp., 7.50%, 5/1/2024          343,699
             ---------------------------------------------------
     913,332 Federal Home Loan Mortgage Corp., 7.00%, 8/1/2025          891,238
             ---------------------------------------------------
     997,403 Federal Home Loan Mortgage Corp., 7.50%, 12/1/2022       1,001,452
             ---------------------------------------------------
     755,989 Federal Home Loan Mortgage Corp., 8.00%, 11/1/2022         776,310
             ---------------------------------------------------
     227,803 Federal Home Loan Mortgage Corp., 7.00%, 7/1/2024          223,675
             ---------------------------------------------------
     422,128 Federal Home Loan Mortgage Corp., 8.00%, 4/1/2025          430,123
             ---------------------------------------------------
     962,113 Federal Home Loan Mortgage Corp., 6.50%, 9/1/2025          916,008
             ---------------------------------------------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                     VALUE
  PRINCIPAL                                                         IN U.S.
   AMOUNT                                                           DOLLARS
 ----------- --------------------------------------------------   ------------

 BONDS--CONTINUED
 --------------------------------------------------------------
             MORTGAGE-BACKED SECURITIES--CONTINUED
             --------------------------------------------------
             GOVERNMENT AGENCY--CONTINUED
             --------------------------------------------------
 $   999,738 Federal Home Loan Mortgage Corp., 7.00%, 1/1/2026    $    975,555
             --------------------------------------------------
     935,323 Federal Home Loan Mortgage Corp., 7.000%, 2/1/2026        917,197
             --------------------------------------------------
   1,782,609 Federal Home Loan Mortgage Corp., 7.500%, 6/1/2026      1,780,380
             --------------------------------------------------
     920,419 Federal Home Loan Mortgage Corp., 9.00%, 11/1/2006        958,101
             --------------------------------------------------
     327,756 Federal Home Loan Mortgage Corp., 8.00%, 11/1/2009        336,566
             --------------------------------------------------
   1,787,778 Federal Home Loan Mortgage Corp., 6.50%, 3/1/2011       1,748,608
             --------------------------------------------------
     285,183 Federal Home Loan Mortgage Corp., 7.00%, 4/1/2009         285,006
             --------------------------------------------------
     563,405 Federal Home Loan Mortgage Corp., 7.00%, 4/1/2009         563,056
             --------------------------------------------------
     502,422 Federal Home Loan Mortgage Corp., 6.50%, 5/1/2011         491,414
             --------------------------------------------------
     959,621 Federal Home Loan Mortgage Corp., 6.00%, 6/1/2011         920,411
             --------------------------------------------------
   1,905,073 Federal Home Loan Mortgage Corp., 8.00%, 9/1/2026       1,941,155
             --------------------------------------------------
     939,084 Federal Home Loan Mortgage Corp., 7.50%, 8/1/2003         951,404
             --------------------------------------------------
             Federal National Mortgage Association, 7.50%,
     720,489 9/1/2009                                                  730,396
             --------------------------------------------------
             Federal National Mortgage Association, 7.00%,
     453,339 7/1/2024                                                  443,705
             --------------------------------------------------
             Federal National Mortgage Association, 7.50%,
     949,516 5/1/2026                                                  946,848
             --------------------------------------------------
             Federal National Mortgage Association, 7.50%,
     176,928 6/1/2009                                                  179,361
             --------------------------------------------------
             Federal National Mortgage Association, 8.00%,
   1,017,338 11/1/2024                                               1,036,159
             --------------------------------------------------
             Federal National Mortgage Association, 8.50%,
     123,168 2/1/2025                                                  127,595
             --------------------------------------------------
             Federal National Mortgage Association, 8.00%,
     708,607 7/1/2025                                                  721,716
             --------------------------------------------------
             Federal National Mortgage Association, 7.50%,
     499,299 7/1/2025                                                  498,360
             --------------------------------------------------
             Federal National Mortgage Association, 7.00%,
     461,845 7/1/2025                                                  450,585
             --------------------------------------------------
             Federal National Mortgage Association, 6.50%,
     955,264 9/1/2025                                                  907,701
             --------------------------------------------------
             Federal National Mortgage Association, 6.50%,
     921,887 1/1/2003                                                  912,668
             --------------------------------------------------
             Federal National Mortgage Association, 6.00%,
     959,080 3/1/2011                                                  918,991
             --------------------------------------------------
             Federal National Mortgage Association, 6.00%,
     945,128 4/1/2011                                                  905,621
             --------------------------------------------------
             Federal National Mortgage Association, 7.00%,
   1,017,826 7/1/2026                                                  991,301
             --------------------------------------------------
             Federal National Mortgage Association, 10.50%,
     482,399 1/1/2021                                                  532,902
             --------------------------------------------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                     VALUE
  PRINCIPAL                                                         IN U.S.
   AMOUNT                                                           DOLLARS
 ----------- --------------------------------------------------   ------------

 BONDS--CONTINUED
 --------------------------------------------------------------
             MORTGAGE-BACKED SECURITIES--CONTINUED
             --------------------------------------------------
             GOVERNMENT AGENCY--CONTINUED
             --------------------------------------------------
             Government National Mortgage Association, 10.00%,
 $   702,558 10/15/2018                                           $    772,154
             --------------------------------------------------
             Government National Mortgage Association, 8.50%,
     856,814 10/15/2022                                                895,105
             --------------------------------------------------
             Government National Mortgage Association, 6.50%,
     895,096 1/15/2024                                                 854,817
             --------------------------------------------------
             Government National Mortgage Association, 8.00%,
     921,332 11/15/2024                                                941,777
             --------------------------------------------------
             Government National Mortgage Association, 9.50%,
     108,029 12/15/2025                                                116,300
             --------------------------------------------------
             Government National Mortgage Association, 7.00%,
     227,703 8/15/2024                                                 222,721
             --------------------------------------------------
             Government National Mortgage Association, 7.50%,
   1,846,786 4/15/2024                                               1,850,831
             --------------------------------------------------
             Government National Mortgage Association 7.00%,
   1,704,992 3/15/2026                                               1,659,486
             --------------------------------------------------
             Government National Mortgage Association, 7.00%,
     999,017 4/15/2026                                                 972,353
             --------------------------------------------------
             Government National Mortgage Association, 9.00%,
   1,813,282 11/15/2017                                              1,938,508
             --------------------------------------------------
             Government National Mortgage Association, 8.00%,
   1,878,980 9/15/2017                                               1,941,813
             --------------------------------------------------   ------------
              TOTAL MORTGAGE-BACKED SECURITIES                      39,423,062
             --------------------------------------------------   ------------
             INVESTMENT GRADE BONDS--7.9%
             --------------------------------------------------
             AEROSPACE & DEFENSE--0.1%
             --------------------------------------------------
     250,000 McDonnell Douglas Finance, Note, 9.40%, 10/15/2001        264,298
             --------------------------------------------------   ------------
             AUTOMOBILE--0.1%
             --------------------------------------------------
     200,000 Chrysler Corp., Deb., 10.95%, 8/1/2017                    213,020
             --------------------------------------------------   ------------
             BANKING--1.2%
             --------------------------------------------------
     525,000 Bank Of Montreal, Sub. Note, 7.80%, 4/1/2007              542,372
             --------------------------------------------------
     330,000 Chase Manhattan, Sub. Note, 8.00%, 5/1/2005               335,217
             --------------------------------------------------
             Crestar Financial Corp, Sub. Note, 8.75%,
     250,000 11/15/2004                                                271,958
             --------------------------------------------------
     400,000 Exp-Imp BK Korea, Note, 6.50%, 5/15/2000                  396,822
             --------------------------------------------------
             National Bank of Canada, Sub. Note, 8.125%,
     300,000 8/15/2004                                                 314,829
             --------------------------------------------------
             Santander Finance Issuances, Bank Guarantee,
     400,000 7.875%, 4/15/2005                                         413,440
             --------------------------------------------------   ------------
              Total                                                  2,274,638
             --------------------------------------------------   ------------
             BEVERAGE & TOBACCO--0.1%
             --------------------------------------------------
     150,000 Philip Morris Cos., Inc., Deb., 6.00%, 7/15/2001          143,970
             --------------------------------------------------   ------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                      VALUE
  PRINCIPAL                                                          IN U.S.
   AMOUNT                                                            DOLLARS
 ----------- ---------------------------------------------------   ------------

 BONDS--CONTINUED
 ---------------------------------------------------------------
             INVESTMENT GRADE BONDS--CONTINUED
             ---------------------------------------------------
             BROADCAST RADIO & TV--0.1%
             ---------------------------------------------------
 $   250,000 SCI Television, Sr. Secd. Note, 11.00%, 6/30/2005     $    265,000
             ---------------------------------------------------   ------------
             CABLE TELEVISION--0.4%
             ---------------------------------------------------
     350,000 Continental Cablevision, Sr. Note, 8.50%, 9/15/2001        370,549
             ---------------------------------------------------
     400,000 TKR Cable Inc., 10.50%, 10/30/2007                         438,892
             ---------------------------------------------------   ------------
              Total                                                     809,441
             ---------------------------------------------------   ------------
             CHEMICALS & PLASTICS--0.2%
             ---------------------------------------------------
     450,000 (a)Bayer Corp., Deb., 6.50%, 10/1/2002                     442,845
             ---------------------------------------------------   ------------
             ECOLOGICAL SERVICES & EQUIPMENT--0.1%
             ---------------------------------------------------
     275,000 Waste Management, Deb., 8.75%, 5/1/2018                    293,150
             ---------------------------------------------------   ------------
             ELECTRONICS--0.2%
             ---------------------------------------------------
     300,000 Harris Corp, Deb., 10.375%, 12/1/2018                      329,937
             ---------------------------------------------------   ------------
             FINANCE--RETAIL--0.1%
             ---------------------------------------------------
     150,000 Household Finance, Deb., 6.45%, 2/1/2009                   138,299
             ---------------------------------------------------   ------------
             FINANCIAL INTERMEDIARIES--1.0%
             ---------------------------------------------------
     400,000 DLJ, Note, 6.875%, 11/1/2005                               386,640
             ---------------------------------------------------
             Green Tree Financial Corp, Sr. Sub. Note, 10.25%,
     400,000 6/1/2002                                                   452,652
             ---------------------------------------------------
             Lehman Brothers, Inc., Sr. Sub. Note, 7.375%,
     500,000 1/15/2007                                                  494,430
             ---------------------------------------------------
     300,000 Merrill Lynch, Medium Term Note, 7.25%, 6/14/2004          306,339
             ---------------------------------------------------
     225,000 Salomon, Inc., Note, 7.20%, 2/1/2004                       223,067
             ---------------------------------------------------
             (a)World Financial, Pass Thru Cert., Series 96 WFP-
     248,853 B, 6.91%, 9/1/2013                                         242,437
             ---------------------------------------------------   ------------
              Total                                                   2,105,565
             ---------------------------------------------------   ------------
             FOOD & DRUG RETAILERS--0.2%
             ---------------------------------------------------
     300,000 Hook-Superx, Inc., Sr. Note, 10.125%, 6/1/2002             316,071
             ---------------------------------------------------   ------------
             GOVERNMENT AGENCY--0.2%
             ---------------------------------------------------
             Federal National Mortgage Association, 7.430%,
     250,000 8/4/2005                                                   248,893
             ---------------------------------------------------
             Federal National Mortgage Association, 8.590%,
     250,000 2/3/2005                                                   254,135
             ---------------------------------------------------   ------------
              Total                                                     503,028
             ---------------------------------------------------   ------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                      VALUE
  PRINCIPAL                                                          IN U.S.
   AMOUNT                                                            DOLLARS
 ----------- ---------------------------------------------------   ------------

 BONDS--CONTINUED
 ---------------------------------------------------------------
             INVESTMENT GRADE BONDS--CONTINUED
             ---------------------------------------------------
             INDUSTRIAL PRODUCTS & EQUIPMENT--0.2%
             ---------------------------------------------------
 $   350,000 Joy Technologies Inc, Sr. Note, 10.25%, 9/1/2003      $    382,151
             ---------------------------------------------------   ------------
             INSURANCE--1.0%
             ---------------------------------------------------
     250,000 (a)AFC Capital Trust I, Bond, 8.207%, 2/3/2027             250,983
             ---------------------------------------------------
     450,000 American General Corp., S.F. Deb., 9.625%, 2/1/2018        479,588
             ---------------------------------------------------
     350,000 Conseco, Inc., Sr. Note, 10.50%, 12/15/2004                408,961
             ---------------------------------------------------
     515,000 Continental Corp, Note, 8.25%, 4/15/1999                   530,239
             ---------------------------------------------------
     250,000 Sunamerica Inc, Medium Term Note, 7.34%, 8/30/2005         249,421
             ---------------------------------------------------
     250,000 USF&G Corp., Company Guarantee, 8.47%, 1/10/2027           247,556
             ---------------------------------------------------   ------------
              Total                                                   2,166,748
             ---------------------------------------------------   ------------
             LEISURE & ENTERTAINMENT--0.2%
             ---------------------------------------------------
     350,000 Viacom, Inc., Sr. Note, 7.75%, 6/1/2005                    348,338
             ---------------------------------------------------   ------------
             METALS & MINING--0.4%
             ---------------------------------------------------
     450,000 Santa Fe Pacific Gold Co., Note, 8.375%, 7/1/2005          476,604
             ---------------------------------------------------
     275,000 (a)Southern Peru Ltd., Note, 7.90%, 5/30/2007              277,665
             ---------------------------------------------------   ------------
              Total                                                     754,269
             ---------------------------------------------------   ------------
             OIL & GAS--0.3%
             ---------------------------------------------------
     275,000 Tosco Corp, Sr. Note, 7.625%, 5/15/2006                    280,635
             ---------------------------------------------------
     350,000 USX Corp., Note, 6.375%, 7/15/1998                         350,893
             ---------------------------------------------------   ------------
              Total                                                     631,528
             ---------------------------------------------------   ------------
             PRINTING & PUBLISHING--0.2%
             ---------------------------------------------------
     400,000 News Amer Hldgs, Sr. Note, 7.50%, 3/1/2000                 408,244
             ---------------------------------------------------   ------------
             RETAILERS--0.2%
             ---------------------------------------------------
     400,000 May Department Stores, Deb., 8.125%, 8/15/2035             406,900
             ---------------------------------------------------   ------------
             SERVICES--0.1%
             ---------------------------------------------------
             Loewen Group International, Sr. Note, 8.25%,
     250,000 4/15/2003                                                  255,835
             ---------------------------------------------------   ------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                      VALUE
  PRINCIPAL                                                          IN U.S.
   AMOUNT                                                            DOLLARS
 ----------- ---------------------------------------------------   ------------

 BONDS--CONTINUED
 ---------------------------------------------------------------
             INVESTMENT GRADE BONDS--CONTINUED
             ---------------------------------------------------
             SOVEREIGN GOVERNMENT--0.8%
             ---------------------------------------------------
             (a)Freeport Terminal (Malta), Gtd. Global Note,
 $   300,000 7.50%, 3/29/2009                                      $    303,897
             ---------------------------------------------------
     150,000 Quebec, Province of, Deb., 7.00%, 1/30/2007                147,525
             ---------------------------------------------------
             Republic Of South Africa, Global Bond Deb., 9.625%,
     450,000 12/15/1999                                                 475,722
             ---------------------------------------------------
     400,000 Republic of Colombia, Note, 7.25%, 2/15/2003               387,000
             ---------------------------------------------------
     375,000 Swedish Export Credit, 9.875%, 3/15/2038                   402,679
             ---------------------------------------------------   ------------
              Total                                                   1,716,823
             ---------------------------------------------------   ------------
             SURFACE TRANSPORTATION--0.1%
             ---------------------------------------------------
             Trans Ocean Container Corp., Sr. Sub. Note, 12.25%,
     225,000 7/1/2004                                                   262,373
             ---------------------------------------------------   ------------
             UTILITIES--0.4%
             ---------------------------------------------------
     200,000 Duke Power Co., 1st Mtg. Note, 7.00%, 9/1/2005             194,726
             ---------------------------------------------------
     250,000 Enersis S.A., Note, 7.4%, 12/1/2016                        238,460
             ---------------------------------------------------
     200,000 Gulf States Util, FMB, 6.75%, 10/1/1998                    200,478
             ---------------------------------------------------
     125,000 Pedernales Electric Coop, 10.875%, 09/01/17                133,350
             ---------------------------------------------------   ------------
              Total                                                     767,014
             ---------------------------------------------------   ------------
              TOTAL INVESTMENT GRADE BONDS                           16,199,485
             ---------------------------------------------------   ------------
             HIGH YIELD BONDS--2.4%
             ---------------------------------------------------
             AEROSPACE & DEFENSE--0.0%
             ---------------------------------------------------
      50,000 Tracor, Inc., Sr. Sub. Note, 8.50%, 3/1/2007                51,000
             ---------------------------------------------------   ------------
             AUTOMOBILE--0.1%
             ---------------------------------------------------
             Aftermarket Technology Co., Sr. Sub. Note, 12.00%,
      38,000 8/1/2004                                                    42,370
             ---------------------------------------------------
             Blue Bird Body Co., Sr. Sub. Note, 10.75%,
      50,000 11/15/2006                                                  53,625
             ---------------------------------------------------
             Collins & Aikman Products, Sr. Sub. Note, 11.50%,
      50,000 4/15/2006                                                   56,188
             ---------------------------------------------------   ------------
              Total                                                     152,183
             ---------------------------------------------------   ------------
             BANKING--0.0%
             ---------------------------------------------------
             First Nationwide Escrow, Sr. Sub. Note, 10.625%,
      75,000 10/1/2003                                                   81,750
             ---------------------------------------------------   ------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                     VALUE
  PRINCIPAL                                                         IN U.S.
   AMOUNT                                                           DOLLARS
 ----------- --------------------------------------------------   ------------

 BONDS--CONTINUED
 --------------------------------------------------------------
             HIGH YIELD BONDS--CONTINUED
             --------------------------------------------------
             BROADCAST RADIO & TV--0.3%
             --------------------------------------------------
             (a)American Radio Systems Corp., 511 Exchangeable
               Pfd. Shares Stock, $11.375                         $     54,512
             --------------------------------------------------
             (a)Chancellor Broadcasting Co., 500 Exchangeable
               Pfd. Shares Stock, 12.00%                                54,125
             --------------------------------------------------
             Chancellor Radio Broad., Sr. Sub. Note, 12.50%,
 $    38,000 10/1/2004                                                  44,650
             --------------------------------------------------
             Heritage Media Corp., Sr. Sub. Note, 8.75%,
      50,000 2/15/2006                                                  51,813
             --------------------------------------------------
             Jacor Communications, Inc, Sr. Sub. Note, 9.75%,
      50,000 12/15/2006                                                 52,563
             --------------------------------------------------
             (a)Sinclair Broadcast Group, Inc., Pfd., 500
             Shares, Series A, $11.625                                  53,000
             --------------------------------------------------
             Young Broadcasting Corp., Sr. Sub. Note, 10.125%,
      50,000 2/15/2005                                                  52,500
             --------------------------------------------------   ------------
              Total                                                    363,163
             --------------------------------------------------   ------------
             BUSINESS EQUIPMENT & SERVICES--0.1%
             --------------------------------------------------
      50,000 Knoll, Inc., Sr. Sub. Note, 10.875%, 3/15/2006             55,125
             --------------------------------------------------
             (a)Outsourcing Solutions, Sr. Sub. Note, 11.00%,
      50,000 11/1/2006                                                  53,563
             --------------------------------------------------
             United Stationers Supply, Sr. Sub. Note, 12.75%,
      25,000 5/1/2005                                                   27,969
             --------------------------------------------------   ------------
              Total                                                    136,657
             --------------------------------------------------   ------------
             CABLE TELEVISION--0.3%
             --------------------------------------------------
          13 (a)CS Wireless Systems, Inc.                                    0
             --------------------------------------------------
             Cablevision Systems Corp., Sr. Sub. Note, 9.875%,
      50,000 5/15/2006                                                  52,125
             --------------------------------------------------
             Charter Communication Southeast, Sr. Note, 11.25%,
      50,000 3/15/2006                                                  53,500
             --------------------------------------------------
             (a)Diamond Cable, Sr. Disc. Note, 0/10.75%,
     125,000 2/15/2007                                                  73,281
             --------------------------------------------------
      50,000 Echostar Satellite Broadcasting Corp. Sr. Disc.
             Note, 0/13.125%, 3/15/2004                                 34,000
             --------------------------------------------------
      25,000 International Cabletel, Sr. Defd. Cpn. Note,
             0/11.50%,
             2/1/2006                                                   17,156
             --------------------------------------------------
             International Cabletel, Sr. Disc. Note, 0/12.75%,
     100,000 4/15/2005                                                  75,250
             --------------------------------------------------
      50,000 Lenfest Communication, Sr. Note, 8.375%, 11/1/2005         48,875
             --------------------------------------------------
      25,000 Pegasus Media, Note, 12.50%, 7/1/2005                      27,125
             --------------------------------------------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                      VALUE
  PRINCIPAL                                                          IN U.S.
   AMOUNT                                                            DOLLARS
 ----------- ---------------------------------------------------   ------------

 BONDS--CONTINUED
 ---------------------------------------------------------------
             HIGH YIELD BONDS--CONTINUED
             ---------------------------------------------------
             CABLE TELEVISION--CONTINUED
             ---------------------------------------------------
 $    50,000 Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority
             Note, 10.00%,
             3/15/2005                                             $     53,563
             ---------------------------------------------------
     100,000 Telewest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007           70,000
             ---------------------------------------------------
             UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%,
      50,000 5/15/2006                                                   28,250
             ---------------------------------------------------   ------------
              Total                                                     533,125
             ---------------------------------------------------   ------------
             CHEMICALS & PLASTICS--0.1%
             ---------------------------------------------------
      50,000 Harris Chemical, Sr. Note, 10.25%, 7/15/2001                52,750
             ---------------------------------------------------
      33,000 Polymer Group, Sr. Note, 12.25%, 7/15/2002                  36,135
             ---------------------------------------------------
             RBX Corp., Sr. Sub. Note, Series B, 11.25%,
      25,000 10/15/2005                                                  21,406
             ---------------------------------------------------   ------------
              Total                                                     110,291
             ---------------------------------------------------   ------------
             CLOTHING & TEXTILES--0.1%
             ---------------------------------------------------
             (a)Glenoit Corporation, Sr. Sub. Note, 11.00%,
      50,000 4/15/2007                                                   51,375
             ---------------------------------------------------
             Westpoint Stevens, Inc., Sr. Sub. Deb., 9.375%,
      75,000 12/15/2005                                                  78,000
             ---------------------------------------------------   ------------
              Total                                                     129,375
             ---------------------------------------------------   ------------
             Consumer Products--0.1%
             ---------------------------------------------------
      50,000 Herff Jones, Inc., Sr. Sub. Note, 11.00%, 8/15/2005         53,813
             ---------------------------------------------------
             ICON Fitness Corp., Sr. Disc. Note, 0/14.00%,
      50,000 11/15/2006                                                  26,750
             ---------------------------------------------------
      50,000 Playtex Family Products Corp., Sr. Sub. Note,
             9.00%,
             12/15/2003                                                  50,500
             ---------------------------------------------------
             (a)Renaissance Cosmetics, Sr. Note, 11.75%,
      50,000 2/15/2004                                                   52,125
             ---------------------------------------------------
             Revlon Consumer Products, Sr. Sub. Note, 10.50%,
      50,000 2/15/2003                                                   53,188
             ---------------------------------------------------
      50,000 Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006               52,875
             ---------------------------------------------------   ------------
              Total                                                     289,251
             ---------------------------------------------------   ------------
             CONTAINER & GLASS PRODUCTS--0.1%
             ---------------------------------------------------
             Owens Illinois, Inc., Sr. Sub. Note, 9.75%,
      50,000 8/15/2004                                                   52,688
             ---------------------------------------------------
             Packaging Resources Inc., Sr. Note, 11.625%,
      50,000 5/1/2003                                                    52,250
             ---------------------------------------------------   ------------
              Total                                                     104,938
             ---------------------------------------------------   ------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                      VALUE
  PRINCIPAL                                                          IN U.S.
   AMOUNT                                                            DOLLARS
 ----------- ---------------------------------------------------   ------------

 BONDS--CONTINUED
 ---------------------------------------------------------------
             HIGH YIELD BONDS--CONTINUED
             ---------------------------------------------------
             ECOLOGICAL SERVICES & EQUIPMENT--0.0%
             ---------------------------------------------------
 $    50,000 (a)Allied Waste, Sr. Sub. Note, 10.25%, 12/1/2006     $     53,375
             ---------------------------------------------------
             *(b)Mid-American Waste System, Sr. Sub. Note,
      50,000 12.25%, 2/15/2003                                           27,250
             ---------------------------------------------------   ------------
              Total                                                      80,625
             ---------------------------------------------------   ------------
             ELECTRONICS--0.0%
             ---------------------------------------------------
             Advanced Micro Devices, Sr. Secd. Note, 11.00%,
      50,000 8/1/2003                                                    55,813
             ---------------------------------------------------
      50,000 (a)Fairchild Semiconductor, Sr. Sub. Note, 10.125%,         51,750
             3/15/2007
             ---------------------------------------------------   ------------
              Total                                                     107,563
             ---------------------------------------------------   ------------
             FOOD & DRUG RETAILERS--0.0%
             ---------------------------------------------------
      25,000 Carr Gottstein Foods Co., Sr. Sub. Note, 12.00%,            27,781
             11/15/2005
             ---------------------------------------------------
      50,000 Ralph's Grocery Co., Sr. Note, 10.45%, 6/15/2004            55,000
             ---------------------------------------------------   ------------
              Total                                                      82,781
             ---------------------------------------------------   ------------
             FOOD PRODUCTS--0.1%
             ---------------------------------------------------
      50,000 International Home Foods, Sr. Sub. Note, 10.375%,           51,875
             11/1/2006
             ---------------------------------------------------
      50,000 Specialty Foods Corp., Sr. Note, 11.125%, 10/1/2002         50,000
             ---------------------------------------------------
      25,000 Van De Kamp's, Inc., Sr. Sub. Note, 12.00%,                 27,750
             9/15/2005
             ---------------------------------------------------   ------------
              Total                                                     129,625
             ---------------------------------------------------   ------------
             FOREST PRODUCTS--0.0%
             ---------------------------------------------------
      25,000 Four M Corp, Sr. Note, 12.00%, 6/1/2006                     25,375
             ---------------------------------------------------
      50,000 Stone Container, Sr. Note, 11.50%, 10/1/2004                52,750
             ---------------------------------------------------   ------------
              Total                                                      78,125
             ---------------------------------------------------   ------------
             HEALTHCARE--0.0%
             ---------------------------------------------------
      50,000 Dade International, Inc., Sr. Sub. Note, 11.125%,           56,125
             5/1/2006
             ---------------------------------------------------
      50,000 Tenet Healthcare, Sr. Sub. Note, 10.125%, 3/1/2005          54,625
             ---------------------------------------------------
      50,000 Tenet Healthcare, Sr. Sub. Note, 8.625%, 1/15/2007          50,688
             ---------------------------------------------------   ------------
              Total                                                     161,438
             ---------------------------------------------------   ------------
             HOTELS, MOTELS, INNS & CASINOS--0.0%
             ---------------------------------------------------
      50,000 Courtyard By Marriott, Sr. Note, 10.75%, 2/1/2008           53,938
             ---------------------------------------------------   ------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                      VALUE
  PRINCIPAL                                                          IN U.S.
   AMOUNT                                                            DOLLARS
 ----------- ---------------------------------------------------   ------------

 BONDS--CONTINUED
 ---------------------------------------------------------------
             HIGH YIELD BONDS--CONTINUED
             ---------------------------------------------------
             INDUSTRIAL PRODUCTS & EQUIPMENT--0.1%
             ---------------------------------------------------
 $    25,000 Cabot Safety Corp., Sr. Sub. Note, 12.50%,            $     27,625
             7/15/2005
             ---------------------------------------------------
      50,000 (a)Continental Global, Sr. Note, 11.00%, 4/1/2007           52,313
             ---------------------------------------------------
      50,000 Euramax International PLC, Sr. Sub. Note, 11.25%,           53,000
             10/1/2006
             ---------------------------------------------------
      50,000 Mettler-Toledo, Inc., Sr. Sub. Note, 9.75%,                 52,750
             10/1/2006
             ---------------------------------------------------
      50,000 Unifrax Investment Corp., Sr. Note, 10.50%,                 52,000
             11/1/2003
             ---------------------------------------------------   ------------
              Total                                                     237,688
             ---------------------------------------------------   ------------
             LEISURE & ENTERTAINMENT--0.1%
             ---------------------------------------------------
     100,000 AMF Group, Inc., Sr. Sub. Disc. Note, 0/12.25%,             70,250
             3/15/2006
             ---------------------------------------------------
      25,000 Cobblestone Golf, Sr. Note, 11.50%, 6/1/2003                26,281
             ---------------------------------------------------
      50,000 Premier Parks, Sr. Note, 9.75%, 1/15/2007                   52,125
             ---------------------------------------------------
     100,000 Six Flags Theme Parks, Sr. Sub. Disc. Note,                102,250
             0/12.25%, 6/15/2005
             ---------------------------------------------------
      50,000 Viacom Inc, Sub. Deb., 8.00%, 7/7/2006                      49,000
             ---------------------------------------------------   ------------
              Total                                                     299,906
             ---------------------------------------------------   ------------
             MACHINERY & EQUIPMENT--0.1%
             ---------------------------------------------------
      50,000 Alvey Systems, Sr. Sub. Note, 11.375%, 1/31/2003            51,625
             ---------------------------------------------------
      50,000 Clark Material Handling, Sr. Note, 10.75%,                  52,750
             11/15/2006
             ---------------------------------------------------
      33,000 Primeco Inc., Sr. Sub. Note, 12.75%, 3/1/2005               37,785
             ---------------------------------------------------
      50,000 Tokheim Corp., Sr. Sub. Note, 11.50%, 8/1/2006              54,250
             ---------------------------------------------------   ------------
              Total                                                     196,410
             ---------------------------------------------------   ------------
             OIL & GAS--0.1%
             ---------------------------------------------------
      50,000 Abraxas Petroleum Corp., Sr. Note, 11.50%,                  54,250
             11/1/2004
             ---------------------------------------------------
      50,000 Falcon Drilling Company, Sr. Note, 9.75%, 1/15/2001         52,063
             ---------------------------------------------------
      50,000 Forcenergy Inc., Sr. Sub. Note, 9.50%, 11/1/2006            51,875
             ---------------------------------------------------
             United Meridian Corp., Sr. Sub. Note, 10.375%,
      50,000 10/15/2005                                                  54,125
             ---------------------------------------------------   ------------
              Total                                                     212,313
             ---------------------------------------------------   ------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                                                  VALUE
 PRINCIPAL                                                                       IN U.S.
  AMOUNT                                                                         DOLLARS
-----------  ----------------------------------------------------------------- ------------

BONDS--CONTINUED
------------------------------------------------------------------------------
             HIGH YIELD BONDS--CONTINUED
             -----------------------------------------------------------------
             PRINTING & PUBLISHING--0.1%
             -----------------------------------------------------------------
$    50,000  Garden State Newspapers, Inc., Sr. Sub. Note, 12.00%, 7/1/2004    $     55,500
             -----------------------------------------------------------------
     50,000  Hollinger International, Sr. Sub. Note, 9.25%, 3/15/2007                50,750
             -----------------------------------------------------------------
             K-III Communications Corp., 500 Pfd. Shares, Series D, $10.00           50,250
             ----------------------------------------------------------------- ------------
              Total                                                                 156,500
             ----------------------------------------------------------------- ------------
             SERVICES--0.0%
             -----------------------------------------------------------------
     25,000  Coinmach Corp., Sr. Note, 11.75%, 11/15/2005                            27,750
             -----------------------------------------------------------------
     50,000  KinderCare Learning, Sr. Sub. Note, 9.50%, 2/15/2009                    48,375
             ----------------------------------------------------------------- ------------
              Total                                                                  76,125
             ----------------------------------------------------------------- ------------
             STEEL--0.0%
             -----------------------------------------------------------------
     25,000  EnviroSource, Inc., Sr. Note, 9.75%, 6/15/2003                          24,375
             -----------------------------------------------------------------
     50,000  GS Technologies Operating Co., Inc., Sr. Note, 12.00%, 9/1/2004         53,875
             ----------------------------------------------------------------- ------------
              Total                                                                  78,250
             ----------------------------------------------------------------- ------------
             SURFACE TRANSPORTATION--0.1%
             -----------------------------------------------------------------
     25,000  Ameritruck Distribution, Sr. Sub. Note, 12.25%, 11/15/2005              25,125
             -----------------------------------------------------------------
     50,000  Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004                   55,250
             -----------------------------------------------------------------
     50,000  Statia Terminals, 1st Mtg. Note, 11.75%, 11/15/2003                     53,500
             -----------------------------------------------------------------
     50,000  Stena AB, Sr. Note, 10.50%, 12/15/2005                                  54,250
             ----------------------------------------------------------------- ------------
              Total                                                                 188,125
             ----------------------------------------------------------------- ------------
             TELECOMMUNICATIONS & CELLULAR--0.4%
             -----------------------------------------------------------------
     50,000  American Communications, Sr. Disc. Note, 0/12.75%, 4/1/2006             24,500
             -----------------------------------------------------------------
    100,000  Brooks Fiber Properties, Inc. Sr. Disc. Note, 0/10.875%, 3/1/2006       68,250
             -----------------------------------------------------------------
     50,000  (a)Comcast Cellular Holdings, Sr. Note, 9.50%, 5/1/2007                 50,438
             -----------------------------------------------------------------
    100,000  Intermedia Communications, Sr. Disc. Note, 0/12.50%, 5/15/2006          69,000
             -----------------------------------------------------------------
     50,000  Millicom International, Sr. Disc. Note, 0/13.50%, 6/1/2006              36,750
             -----------------------------------------------------------------
     75,000  Nextel Communications, Inc., Sr. Disc. Note, 0/11.50%, 9/1/2003         64,594
             -----------------------------------------------------------------
     50,000  Paging Network, Sr. Sub. Note, 10.125%, 8/1/2007                        47,750
             -----------------------------------------------------------------
     50,000  Phonetel Technologies, Sr. Note, 12.00%, 12/15/2006                     50,250
             -----------------------------------------------------------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL
  AMOUNT OR
   FOREIGN                                                            VALUE
 CURRENCY PAR                                                        IN U.S.
    AMOUNT                                                           DOLLARS
 ------------ --------------------------------------------------   ------------

 BONDS--CONTINUED
 ---------------------------------------------------------------
              HIGH YIELD BONDS--CONTINUED
              --------------------------------------------------
              TELECOMMUNICATIONS & CELLULAR--0.4%
              --------------------------------------------------
              (a)Qwest Communications, Sr. Note, 10.875%,
 $    50,000  4/1/2007                                             $     53,750
              --------------------------------------------------
      50,000  Sygnet Wireless, Inc., Sr. Note, 11.50%, 10/1/2006         50,063
              --------------------------------------------------
              Teleport Communications, Sr. Disc. Note,
     100,000  0/11.125%, 7/1/2007                                        71,625
              --------------------------------------------------
      50,000  Vanguard Cellular Systems, Deb., 9.375%, 4/15/2006         50,500
              --------------------------------------------------   ------------
               Total                                                    637,470
              --------------------------------------------------   ------------
              UTILITIES--0.1%
              --------------------------------------------------
      75,000  California Energy Co., Sr. Note, 10.25%, 1/15/2004         81,281
              --------------------------------------------------
              El Paso Electric Co., 572 PIK Pfd. Shares, Series
              A, 11.40%                                                  62,777
              --------------------------------------------------   ------------
               Total                                                    144,058
              --------------------------------------------------   ------------
               TOTAL HIGH YIELD BONDS                                 4,872,673
              --------------------------------------------------   ------------
              FOREIGN BONDS--5.0%
              --------------------------------------------------
              AUSTRAILIAN DOLLAR--0.2%
              --------------------------------------------------
     134,000  Queensland Treas Global, Local Government
              Guarantee, 8.00%, 5/14/2003                               105,573
              --------------------------------------------------
     175,000  Queensland Treas Global, Local Government
              Guarantee, 8.00%, 8/14/2001                               139,124
              --------------------------------------------------
     150,000  State Bank Of New South Wales, 12.25%, 2/26/2001          133,459
              --------------------------------------------------
      25,000  West Aust T Corp, Local Government Guarantee,
              8.00%, 7/15/2003                                           19,788
              --------------------------------------------------   ------------
               Total                                                    397,944
              --------------------------------------------------   ------------
              BELGIAN FRANC--0.1%
              --------------------------------------------------
   2,112,000  Belgian Government, Bond, 6.50%, 3/31/2005                 62,785
              --------------------------------------------------
   6,000,000  Belgium Kingdom, 7.75%, 10/15/2004                        191,748
              --------------------------------------------------   ------------
               Total                                                    254,533
              --------------------------------------------------   ------------
              CANADIAN DOLLAR--0.3%
              --------------------------------------------------
     290,000  Canada Government, Deb., 6.50%, 6/1/2004                  213,152
              --------------------------------------------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

   FOREIGN                                                           VALUE
 CURRENCY PAR                                                       IN U.S.
    AMOUNT                                                          DOLLARS
 ------------ -------------------------------------------------   ------------

 BONDS--CONTINUED
 --------------------------------------------------------------
              FOREIGN BONDS--CONTINUED
              -------------------------------------------------
              CANADIAN DOLLAR--CONTINUED
              -------------------------------------------------
     375,000  Ontario Hydro, 9.00%, 6/24/2002                     $    304,991
              -------------------------------------------------
     102,000  Ontario Hydro, Bond, 7.75%, 11/3/2005                     79,625
              -------------------------------------------------   ------------
               Total                                                   597,768
              -------------------------------------------------   ------------
              DENMARK KRONE--0.3%
              -------------------------------------------------
   1,844,000  Denmark--Bullet, Bond, 8.00%, 3/15/2006                  312,890
              -------------------------------------------------
   1,200,000  Denmark, 8.00%, 5/15/2003                                205,349
              -------------------------------------------------   ------------
               Total                                                   518,239
              -------------------------------------------------   ------------
              FRENCH FRANC--0.2%
              -------------------------------------------------
      28,000  France O.A.T., Deb., 8.25%, 4/25/2022                     36,327
              -------------------------------------------------
   1,044,000  France O.A.T., Bond, 7.25%, 4/25/2006                    200,155
              -------------------------------------------------
     150,500  France O.A.T., Bond, 7.50%, 4/25/2005                    188,881
              -------------------------------------------------   ------------
               Total                                                   425,363
              -------------------------------------------------   ------------
              DEUTSCHE MARC--1.1%
              -------------------------------------------------
     300,000  Bundesobligationen, Deb., 7.25%, 10/20/1997              178,164
              -------------------------------------------------
     137,000  DG-HYPBK 5.75%, 1/22/2007                                 78,492
              -------------------------------------------------
     188,000  Deutschland Republic, Deb., 6.25%, 1/4/2024              103,410
              -------------------------------------------------
  33,000,000  KFW International Finance, 6.00%, 11/29/1999             314,910
              -------------------------------------------------
              KFW International Finance, Bank Guarantee, 6.75%,
     350,000  6/20/2005                                                217,329
              -------------------------------------------------
   1,400,000  KFW International Finance, 7.00%, 5/12/2000              260,321
              -------------------------------------------------
   1,100,000  Treuhandanstalt, 7.75%, 10/1/2002                        723,229
              -------------------------------------------------
     744,000  Treuhandanstalt, Foreign Government Guarantee,
              6.875%, 6/11/2003                                        470,839
              -------------------------------------------------   ------------
               Total                                                 2,346,694
              -------------------------------------------------   ------------
              GREEK DRACHMA--0.1%
              -------------------------------------------------
  34,000,000  Hellenic Republic, FRN, 14.00%, 10/23/2003               129,869
              -------------------------------------------------   ------------


FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

    FOREIGN                                                           VALUE
 CURRENCY PAR                                                        IN U.S.
    AMOUNT                                                           DOLLARS
 ------------- -------------------------------------------------   ------------

 BONDS--CONTINUED
 ---------------------------------------------------------------
               FOREIGN BONDS--CONTINUED
               -------------------------------------------------
               IRISH POUND--0.2%
               -------------------------------------------------
       108,000 Irish Government, Bond, 6.50%, 10/18/2001           $    165,803
               -------------------------------------------------
       108,000 Treasury, Deb., 6.25%, 4/1/1999                          163,604
               -------------------------------------------------   ------------
                Total                                                   329,407
               -------------------------------------------------   ------------
               ITALIAN LIRA--0.4%
               -------------------------------------------------
   110,000,000 Btps, Bond, 10.50%, 11/1/2000                             71,928
               -------------------------------------------------
 1,040,000,000 Buoni Poliennali Del Tes, 9.50%, 1/1/2005                684,351
               -------------------------------------------------   ------------
                Total                                                   756,279
               -------------------------------------------------   ------------
               JAPANESE YEN--0.5%
               -------------------------------------------------
    65,000,000 Export-Import Bank Japan, 4.375%, 10/1/2003              623,765
               -------------------------------------------------
    42,000,000 Interamerican Development, Deb., 7.25%, 5/15/2000        419,278
               -------------------------------------------------   ------------
                Total                                                 1,043,043
               -------------------------------------------------   ------------
               NETHERLAND GUILDER--0.3%
               -------------------------------------------------
        70,000 Bank Ned Gemeenten, Bond, 6.375%, 1/4/2006                37,804
               -------------------------------------------------
        30,000 Bk Ned Gemeenten, Bond, 7.75%, 12/20/2004                 17,571
               -------------------------------------------------
        90,000 Lkb-global Bd, Bank Guarantee, 6.00%, 1/25/2006           53,002
               -------------------------------------------------
       700,000 Netherlands Government, 5.75%, 1/15/2004                 371,756
               -------------------------------------------------
       210,000 Netherlands Government, 6.00%, 1/15/2006                 111,308
               -------------------------------------------------   ------------
                Total                                                   591,441
               -------------------------------------------------   ------------
               NEW ZEALAND DOLLAR--0.1%
               -------------------------------------------------
       143,000 New Zealand Government, 8.00%, 2/15/2001                 101,046
               -------------------------------------------------
       105,000 New Zealand Government, Bond, 8.00%, 7/15/1998            73,241
               -------------------------------------------------   ------------
                Total                                                   174,287
               -------------------------------------------------   ------------
               NORWEGIAN KRONE--0.1%
               -------------------------------------------------
       800,000 NGB, Bond, 9.00%, 1/31/1999                              121,044
               -------------------------------------------------
       630,000 Norwegian Government, Bond, 7.00%, 5/31/2001              95,296
               -------------------------------------------------
       473,000 Norwegian Government, Foreign Government
               Guarantee, 5.75%,
               11/30/2004                                                66,296
               -------------------------------------------------   ------------
                Total                                                   282,636
               -------------------------------------------------   ------------



FEDERATED MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

   FOREIGN
 CURRENCY PAR
  AMOUNT OR                                                         VALUE
  PRINCIPAL                                                        IN U.S.
    AMOUNT                                                         DOLLARS
 ------------ ------------------------------------------------   ------------

 BONDS--CONTINUED
 -------------------------------------------------------------
              FOREIGN BONDS--CONTINUED
              ------------------------------------------------
              PORTUGUESE ESCUDO--0.0%
              ------------------------------------------------
  10,250,000  Portuguese Ot's, Bond, 11.875%, 2/23/2000          $     68,574
              ------------------------------------------------   ------------
              SPANISH PESETA--0.3%
              ------------------------------------------------
  40,000,000  Spanish Government, 10.00%, 2/28/2005                   334,795
              ------------------------------------------------
  29,000,000  Spanish Government, Bond, 8.80%, 4/30/2006              229,556
              ------------------------------------------------
   6,510,000  Spanish Government, Bond, 9.40%, 4/30/1999               48,368
              ------------------------------------------------
   6,480,000  Spanish Government, Deb., 10.10%, 2/28/2001              51,626
              ------------------------------------------------   ------------
               Total                                                  664,345
              ------------------------------------------------   ------------
              SWEDISH KRONA--0.2%
              ------------------------------------------------
   1,000,000  Stadshypotekskas, Foreign Government Guarantee,
              Series 1551,
              7.50%, 3/17/1999                                        133,800
              ------------------------------------------------
   2,300,000  Sweden, 6.00%, 2/9/2005                                 281,743
              ------------------------------------------------   ------------
               Total                                                  415,543
              ------------------------------------------------   ------------
              UNITED KINGDOM POUND--0.6%
              ------------------------------------------------
     127,000  British Gas PLC, 8.875%, 7/8/2008                       220,349
              ------------------------------------------------
     108,000  U.K. Treasury, Deb., 8.50%, 12/7/2005                   190,944
              ------------------------------------------------
     365,000  UK Conversion, 9.00%, 3/3/2000                          626,009
              ------------------------------------------------
     108,000  United Kingdom Treasury, Bond, 7.50%, 12/7/2006         179,930
              ------------------------------------------------
      30,000  United Kingdom Treasury, Bond, 8.00%, 12/7/2015          51,634
              ------------------------------------------------   ------------
               Total                                                1,268,866
              ------------------------------------------------   ------------
               TOTAL FOREIGN BONDS                                 10,264,831
              ------------------------------------------------   ------------
               TOTAL BONDS (IDENTIFIED COST $131,644,239)         131,569,759
              ------------------------------------------------   ------------
 CASH EQUIVALENTS--5.5%
 -------------------------------------------------------------
 (C) REPURCHASE AGREEMENT--5.5%
 -------------------------------------------------------------
  11,145,000  BT Securities Corporation, 5.560%, dated
              5/30/1997,
              due 6/2/1997 (AT AMORTIZED COST)                     11,145,000
              ------------------------------------------------   ------------
               TOTAL INVESTMENTS (IDENTIFIED COST
              $193,091,599) (D)                                  $201,597,128
              ------------------------------------------------   ------------




FEDERATED MANAGED GROWTH AND INCOME FUND
-------------------------------------------------------------------------------
(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At May 31, 1997, these securities amounted to $2,302,596 which represents 1.1% of total net assets.

(b)  Non-income producing security.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $193,091,599. The net unrealized appreciation of investments on a federal tax basis amounts to $8,505,529 which is comprised of $11,097,044 appreciation and $2,591,515 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets ($204,103,181) at May 31, 1997.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
FRN--Floating Rate Note
GDR--Global Depository Receipt
GTD--Guaranty
PIK--Payment in Kind
PLC--Public Limited Company
PP--Principal Payment

* MID-AMERICAN WASTE SYSTEMS, INC.
 On January 22, 1997, Mid-American Waste filed for protection under Chapter 11 of the Bankruptcy Code. The company has agreed to be acquired by USA Waste Services, Inc. The timing and outcome of this potential transaction are uncertain. Mid-American Waste has been deemed illiquid as a result of contractual agreements relating to litigation.

(See Notes which are an integral part of the Financial Statements)


FEDERATED MANAGED GROWTH AND INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------
Total investments in securities, at value
 (identified and tax cost $193,091,599)          $201,597,128
------------------------------------------------
Cash                                                    3,144
------------------------------------------------
Cash denominated in foreign currencies
 (identified cost $3,308)                               3,290
------------------------------------------------
Income receivable                                   2,126,620
------------------------------------------------
Receivable for investments sold                       721,884
------------------------------------------------
Receivable for shares sold                            199,189
------------------------------------------------
Deferred expenses                                      14,303
------------------------------------------------ ------------
  Total assets                                    204,665,558
------------------------------------------------
LIABILITIES:
------------------------------------
Payable for investments purchased    $   433,003
------------------------------------
Payable for shares redeemed               32,862
------------------------------------
Payable for taxes withheld                 8,217
------------------------------------
Accrued expenses                          88,295
------------------------------------ -----------
  Total liabilities                                   562,377
------------------------------------------------ ------------
NET ASSETS for 18,063,343 shares outstanding     $204,103,181
------------------------------------------------ ------------
NET ASSETS CONSIST OF:
------------------------------------------------
Paid-in capital                                  $191,155,885
------------------------------------------------
Net unrealized appreciation of investments and
 translation of assets and liabilities in
 foreign currency                                   8,495,666
------------------------------------------------
Accumulated net realized gain on investments,
 foreign currency transactions, and futures
 contracts                                          2,928,426
------------------------------------------------
Undistributed net investment income                 1,523,204
------------------------------------------------ ------------
  Total Net Assets                               $204,103,181
------------------------------------------------ ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
 PROCEEDS PER SHARE:
------------------------------------------------
INSTITUTIONAL SHARES:
------------------------------------------------
$158,790,239 / 14,050,411 shares outstanding     $      11.30
------------------------------------------------ ------------
SELECT SHARES:
------------------------------------------------
$45,312,942 / 4,012,932 shares outstanding       $      11.29
------------------------------------------------ ------------


(See Notes which are an integral part of the Financial Statements)


FEDERATED MANAGED GROWTH AND INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------
Dividends (net of foreign taxes withheld of $17,085)             $   738,740
---------------------------------------------------------------
Interest (net of dollar roll expense of $2,259 and foreign
 taxes withheld of $4,213)                                         4,897,655
---------------------------------------------------------------  -----------
  Total income                                                     5,636,395
---------------------------------------------------------------
EXPENSES:
--------------------------------------------------
Investment advisory fee                             $   757,185
--------------------------------------------------
Administrative personnel and services fee                76,689
--------------------------------------------------
Custodian fees                                           56,839
--------------------------------------------------
Transfer and dividend disbursing agent fees and
 expenses                                                62,313
--------------------------------------------------
Directors'/Trustees' fees                                 2,458
--------------------------------------------------
Auditing fees                                             8,459
--------------------------------------------------
Legal fees                                                2,004
--------------------------------------------------
Portfolio accounting fees                                45,162
--------------------------------------------------
Distribution services fee--Select Shares                166,687
--------------------------------------------------
Shareholder services fee--Institutional Shares          196,833
--------------------------------------------------
Shareholder services fee--Select Shares                  55,562
--------------------------------------------------
Share registration costs                                 19,124
--------------------------------------------------
Printing and postage                                     25,057
--------------------------------------------------
Insurance premiums                                        2,270
--------------------------------------------------
Taxes                                                     1,502
--------------------------------------------------
Miscellaneous                                            13,951
--------------------------------------------------  -----------
  Total expenses                                      1,492,095
--------------------------------------------------
Waivers--
---------------------------------------
 Waiver of investment advisory fee      $  (58,992)
---------------------------------------
 Waiver of distribution services fee--
 Select Shares                             (55,562)
---------------------------------------
 Waiver of shareholder services fee--
 Institutional Shares                     (157,466)
--------------------------------------- ----------
  Total waivers                                        (272,020)
--------------------------------------------------  -----------
    Net expenses                                                   1,220,075
---------------------------------------------------------------  -----------
      Net investment income                                        4,416,320
---------------------------------------------------------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN
CURRENCY, AND FUTURES CONTRACTS:
---------------------------------------------------------------
Net realized gain on investments, foreign currency transac-
 tions, and futures contracts                                      3,011,755
---------------------------------------------------------------
Net change in unrealized appreciation of investments and
translation of assets and liabilities in foreign currency         (1,926,467)
---------------------------------------------------------------  -----------
  Net realized and unrealized gain on investments, foreign
   currency, and futures contracts                                 1,085,288
---------------------------------------------------------------  -----------
    Change in net assets resulting from operations               $ 5,501,608
---------------------------------------------------------------  -----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED MANAGED GROWTH AND INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      SIX MONTHS
                                                        ENDED
                                                     (UNAUDITED)    YEAR ENDED
                                                       MAY 31,     NOVEMBER 30,
                                                         1997          1996
---------------------------------------------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------
OPERATIONS--
---------------------------------------------------
Net investment income                                $  4,416,320  $  7,708,963
---------------------------------------------------
Net realized gain (loss) on investments, foreign
currency transactions, and futures contracts
($3,011,755 and $2,127,966, respectively, as
computed for federal tax purposes)                      3,011,755     2,283,641
---------------------------------------------------
Net change in unrealized appreciation/depreciation
of investments, translation of assets and
liabilities in foreign currency, and futures
contracts                                              (1,926,467)    4,291,960
---------------------------------------------------  ------------  ------------
  Change in net assets resulting from operations        5,501,608    14,284,564
---------------------------------------------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------
Distributions from net investment income
---------------------------------------------------
 Institutional Shares                                  (3,671,620)   (5,990,819)
---------------------------------------------------
 Select Shares                                           (867,929)   (1,327,197)
---------------------------------------------------
Distributions from net realized gains on invest-
ments, foreign currency transactions, and futures
contracts
---------------------------------------------------
 Institutional Shares                                  (1,660,283)   (1,517,396)
---------------------------------------------------
 Select Shares                                           (461,933)     (372,550)
---------------------------------------------------  ------------  ------------
  Change in net assets resulting from distributions
   to shareholders                                     (6,661,765)   (9,207,962)
---------------------------------------------------  ------------  ------------
SHARE TRANSACTIONS--
---------------------------------------------------
Proceeds from sale of shares                           38,133,887   103,412,568
---------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                       3,993,151     5,072,213
---------------------------------------------------
Cost of shares redeemed                               (37,746,998)  (41,180,003)
---------------------------------------------------  ------------  ------------
  Change in net assets resulting from share trans-
   actions                                              4,380,040    67,304,778
---------------------------------------------------  ------------  ------------
    Change in net assets                                3,219,883    72,381,380
---------------------------------------------------
NET ASSETS:
---------------------------------------------------
Beginning of period                                   200,883,298   128,501,918
---------------------------------------------------  ------------  ------------
End of period (including undistributed net invest-
ment income of $1,523,204 and $1,646,433, respec-
tively)                                              $204,103,181  $200,883,298
---------------------------------------------------  ------------  ------------


(See Notes which are an integral part of the Financial Statements)


FEDERATED MANAGED GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS
                                         ENDED      YEAR ENDED NOVEMBER 30,
                                      (UNAUDITED)  ---------------------------
                                        MAY 31,
                                         1997        1996      1995    1994(A)
------------------------------------  -----------  --------  --------  -------
NET ASSET VALUE, BEGINNING OF PERIOD   $  11.37    $  11.14  $   9.85  $ 10.00
------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------
 Net investment income                     0.25        0.50      0.50     0.25
 -----------------------------------
 Net realized and unrealized gain
 (loss) on investments, foreign cur-
 rency, and futures contracts              0.06        0.41      1.28    (0.25)
 -----------------------------------   --------    --------  --------  -------

Total from investment operations           0.31        0.91      1.78     0.00
------------------------------------   --------    --------  --------  -------

LESS DISTRIBUTIONS
------------------------------------
 Distributions from net investment
 income                                   (0.26)      (0.52)    (0.49)   (0.15)
 -----------------------------------
 Distributions from net realized
 gain on investments, foreign cur-
 rency transactions, and future con-
 tracts                                   (0.12)      (0.16)       --       --
 -----------------------------------   --------    --------  --------  -------

Total distributions                       (0.38)      (0.68)    (0.49)   (0.15)
------------------------------------   --------    --------  --------  -------

NET ASSET VALUE, END OF PERIOD         $  11.30    $  11.37  $  11.14  $  9.85
------------------------------------   --------    --------  --------  -------

TOTAL RETURN (B)                           2.81%       8.54%    18.51%    0.02%
------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------
 Expenses                                  1.05%*      1.05%     1.00%    0.88%*
 -----------------------------------
 Net investment income                     4.53%*      4.72%     5.10%    5.07%*
 -----------------------------------
 Expense waiver/reimbursement (c)          0.26%*      0.31%     0.55%    0.59%*
 -----------------------------------
SUPPLEMENTAL DATA
------------------------------------
 Net assets, end of period (000
 omitted)                              $158,790    $156,635  $103,715  $43,793
 -----------------------------------
 Average commission rate paid (d)      $ 0.0037    $ 0.0043        --       --
 -----------------------------------
 Portfolio turnover                          35%        154%      157%     132%
 -----------------------------------


 *  Computed on an annualized basis.

(a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994, the fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


FEDERATED MANAGED GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS--SELECT SHARES
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        SIX MONTHS
                                           ENDED    YEAR ENDED NOVEMBER 30,
                                        (UNAUDITED) -------------------------
                                          MAY 31,
                                           1997      1996     1995    1994(A)
--------------------------------------  ----------- -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD      $ 11.36   $ 11.12  $  9.83  $10.00
--------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------
 Net investment income                       0.21      0.43     0.37    0.21
--------------------------------------
 Net realized and unrealized gain
(loss) on investments, foreign
currency, and  futures contracts             0.06      0.41     1.34   (0.25)
--------------------------------------    -------   -------  -------  ------

Total from investment operations             0.27      0.84     1.71   (0.04)
--------------------------------------    -------   -------  -------  ------

LESS DISTRIBUTIONS
--------------------------------------
 Distributions from net investment in-
come                                        (0.22)    (0.44)   (0.42)  (0.13)
--------------------------------------
 Distributions from net realized gain
on investments and foreign currency
 transactions                               (0.12)    (0.16)      --      --
--------------------------------------    -------   -------  -------  ------
Total distributions                         (0.34)    (0.60)   (0.42)  (0.13)
--------------------------------------    -------   -------  -------  ------

NET ASSET VALUE, END OF PERIOD            $ 11.29   $ 11.36  $ 11.12  $ 9.83
--------------------------------------    -------   -------  -------  ------

TOTAL RETURN (B)                             2.44%     7.92%   17.76%  (0.40)%
--------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------
 Expenses                                    1.75%*    1.75%    1.75%   1.64%*
--------------------------------------
 Net investment income                       3.83%*    4.02%    4.37%   4.33%*
--------------------------------------
 Expense waiver/reimbursement (c)            0.31%*    0.36%    0.55%   0.84%*
--------------------------------------
SUPPLEMENTAL DATA
--------------------------------------
 Net assets, end of period (000 omit-
ted)                                      $45,313   $44,248  $24,787  $3,697
--------------------------------------
 Average commission rate paid (d)         $0.0037   $0.0043
--------------------------------------
 Portfolio turnover                            35%      154%     157%    132%
--------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994, the fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


FEDERATED MANAGED GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997 (UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION

Managed Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Managed Growth And Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek current income and capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are valued at the prices furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  With respect to valuation of foreign securities, trading in foreign countries may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time on the day the value of the foreign security is determined.

  REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the


FEDERATED MANAGED GROWTH AND INCOME FUND
-------------------------------------------------------------------------------
  "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded after the ex-dividend date based upon when the Fund is reasonably able to obtain information.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the period ended May 31, 1997, the Fund had realized gains of $3,039 on future contracts. As of May 31, 1997, the Fund had no outstanding futures contracts.

  FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency


FEDERATED MANAGED GROWTH AND INCOME FUND
-------------------------------------------------------------------------------
  transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. At May 31, 1997, the Fund had outstanding foreign currency commitments as set forth below:

                                                                                      UNREALIZED
                              SETTLEMENT    CONTRACTS TO   IN EXCHANGE CONTRACTS AT  APPRECIATION
                                DATE(S)    DELIVER/RECEIVE     FOR        VALUE     (DEPRECIATION)
                             ------------- --------------- ----------- ------------ --------------
   CONTRACTS PURCHASED:
   Deutsche Mark                6/2/97          90,780      $ 53,558     $ 53,116       $(442)
   Pound Sterling            6/2/97-6/4/97     121,123       197,623      198,140         177
   CONTRACTS SOLD:
   Austrian Schilling           6/2/97         191,638        16,074       16,005          69
   Belgian Franc                6/2/97          37,800         1,075        1,071           4
   French Franc                 6/30/97        457,021        79,344       79,143         201
   Pound Sterling               6/2/97          19,334        31,570       31,628         (58)
   Netherlands Guilder          6/2/97           1,222           585          583           2
   New Zealand Dollar           6/3/97             280           193          193           0
                                                                                        -----
   Net unrealized
    depreciation on foreign
    exchange contracts                                                                  $ (47)
                                                                                        =====


  FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered

FEDERATED MANAGED GROWTH AND INCOME FUND
-------------------------------------------------------------------------------
  offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

  Additional information on each restricted security held at May 31, 1997 is as follows:

    SECURITY                                             ACQUISITION DATE    ACQUISITION COST
    -------------------------------------------------  --------------------- ----------------
    AFC Capital Trust I, Bond                                     01/29/1997     250,000
    Allied Waste, Sr. Sub. Note                                   11/25/1996      50,000
    American Radio Systems Corp., Pfd.                 02/04/1997-03/04/1997      51,482
    Bayer Corp., Deb.                                  03/21/1996-04/17/1996     444,986
    Chancellor Broadcasting Co., Pfd.                              1/17/1997      50,000
    Chilectra S.A.                                                02/28/1996       5,428
    Comcast Cellular Holdings, Sr. Note                           05/05/1997      49,919
    CS Wireless Systems, Inc.                                     02/16/1996           0
    Continental Global, Sr. Note                                  03/26/1997      50,000
    Diamond Cable, Sr. Disc. Note                                 02/21/1997      76,151
    Glenoit Corp., Sr. Sub. Note                                  03/26/1997      49,905
    Fairchild Semiconductor, Sr. Sub. Note                        03/06/1997      50,000
    Freeport Terminal (Malta), Gtd. Global Note                   06/16/1994     284,100
    Grupo Financiero Bancomer, S.A. de C.V., Class B   05/22/1997-05/23/1997      44,820
    Hub Power Co., GDR                                            02/13/1997      40,506
    Outsourcing Solutions, Sr. Sub. Note                          10/31/1996      50,000
    Qwest Communications, Sr. Disc. Note                          03/25/1997      50,000
    Renaissance Cosmetics, Sr. Note                               02/03/1997      50,000
    Sinclair Broadcast Group, Pfd.                                03/05/1997      50,000
    Southern Peru Ltd., Note                                      05/23/1997     275,000
    Want Want Holdings                                            04/11/1997      40,840
    World Financial, Pass Thru Cert., Series 96 WFP-B             11/18/1996     250,000


  DOLLAR ROLL TRANSACTIONS--The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


FEDERATED MANAGED GROWTH AND INCOME FUND
-------------------------------------------------------------------------------

  OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                                SIX MONTHS ENDED            YEAR ENDED
                                  MAY 31, 1997          NOVEMBER 30, 1996
                             -----------------------  -----------------------
INSTITUTIONAL SHARES           SHARES      AMOUNT       SHARES      AMOUNT
---------------------------  ----------  -----------  ----------  -----------
Shares sold                   2,429,706  $27,053,369   7,128,986  $78,333,565
Shares issued to
shareholders in payment
of distributions declared       255,587    2,833,315     334,449    3,648,682
---------------------------
Shares redeemed              (2,414,416) (26,811,269) (2,992,691) (32,944,715)
---------------------------  ----------  -----------  ----------  -----------
  Net change resulting from
   Institutional
   Share transactions           270,877  $ 3,075,415   4,470,744  $49,037,532
---------------------------  ----------  -----------  ----------  -----------
SELECT SHARES
---------------------------
Shares sold                     996,023  $11,080,518   2,283,902  $25,079,003
---------------------------
Shares issued to
shareholders in payment of
distributions declared          104,595    1,159,836     130,571    1,423,531
---------------------------
Shares redeemed                (983,076) (10,935,729)   (747,832)  (8,235,288)
---------------------------  ----------  -----------  ----------  -----------
  Net change resulting from
   Select
   Share transactions           117,542  $ 1,304,625   1,666,641  $18,267,246
---------------------------  ----------  -----------  ----------  -----------
  Net change resulting from
  share transactions            388,419  $ 4,380,040   6,137,385  $67,304,778
---------------------------  ----------  -----------  ----------  -----------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets.The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and Federated Global Research Corp., Federated Global Research Corp. receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is


FEDERATED MANAGED GROWTH AND INCOME FUND
-------------------------------------------------------------------------------
based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of average daily net assets of Select Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational and start up expenses of $86,568 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following effective date. For the period ended May 31, 1997, the Fund paid $17,482 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1997, were as follows:

---------
Purchases  $66,534,782
---------  -----------
Sales      $65,360,275
---------  -----------



FEDERATED MANAGED GROWTH AND INCOME FUND
-------------------------------------------------------------------------------

(6) CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 1997, the diversification of industries was as follows:

                                 % OF NET                                       % OF NET
            INDUSTRY              ASSETS                INDUSTRY                 ASSETS
 ------------------------------- -------- ------------------------------------- --------
 Aerospace & Military Technology    0.2   Industrial Products & Equipment          0.4
 Agency                             0.9   Insurance                                0.1
 Automotive                         0.3   Leisure & Entertainment                  0.4
 Banking                            1.8   Machinery & Engineering                  0.3
 Basic Industry                     0.7   Machinery & Equipment                    0.1
 Beverage & Tobacco                 0.1   Manufacturing                            0.1
 Broadcast Radio & T.V.             0.3   Merchandising                            0.2
 Building Materials & Components    0.1   Metals & Mining                          0.4
 Business Equipment & Services      0.1   Metals & Steel                           0.2
 Cable Television                   0.7   Miscellaneous Materials & Commodities    0.3
 Chemicals & Plastics               0.4   Multi-Industry                           0.2
 Clothing & Textiles                0.1   Natural Gas Distribution                 0.7
 Consumer Durables                  0.8   Oil & Gas                                0.5
 Consumer Non-Durables              1.7   Printing & Publishing                    0.5
 Consumer Products                  0.1   Producer Manufacturing                   1.2
 Container & Glass Products         0.1   Real Estate                              0.3
 Ecological Services & Equipment    0.2   Recreation                               0.1
 Electrical & Electronics           0.9   Retail Trade                             1.5
 Energy Minerals                    1.8   Services                                 1.1
 Energy Sources                     0.2   Sovereign Government                     4.3
 Finance                            2.5   State & Provincial                       0.2
 Financial Intermediaries           1.2   Supranational                            0.2
 Financial Services                 0.1   Surface Transportation                   0.2
 Food & Drug Retailers              0.2   Technology                               1.6
 Food & Household Products          0.3   Telecommunications & Cellular            0.8
 Forest Products & Paper            0.1   Transportation                           0.5
 Government Agency                 19.6   Treasury Securities                     29.9
 Health & Personal Care             0.3   Utilities                                7.6
 Healthcare                         2.2



TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                       John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                   Glen R. Johnson
William J. Copeland                      President
James E. Dowd                         J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.               Edward C. Gonzales
Glen R. Johnson                          Executive Vice President
Peter E. Madden                       John W. McGonigle
Gregor F. Meyer                          Executive Vice President, Treasurer,
John E. Murray, Jr.                      and Secretary
Wesley W. Posvar                      Richard B. Fisher
Marjorie P. Smuts                        Vice President

                                      Karen M. Brownlee
                                          Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectuses which contain facts concerning its objective and policies, management fees, expenses and other information.



                                  FEDERATED
                                MANAGED GROWTH
                                     FUND

                        [LOGO OF MANAGED SERIES TRUST]

                              Semi-Annual Report
                               to Shareholders

                              Federated Managed
                            Growth Fund is part of
                            Managed Series Trust,
                      a lifecycle investing program from
                             Federated Investors.


                                 May 31, 1997



[LOGO OF FEDERATED INVESTORS]

Federated Securities Corp., Distributor

Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 56166K503
Cusip 56166K602
G00515-01 (7/97)

PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Federated Managed Growth Fund for the six-month period from December 1, 1996 through May 31, 1997. Included in this report is an investment review, followed by a complete listing of the fund's holdings and its financial statements. In addition, separate Financial Highlights tables have been included for the fund's Institutional Shares and Select Shares.

During the reporting period, the highly valued U.S. stock market, where approximately 50% of the fund's $222 million portfolio was invested, continued its climb while experiencing periodic volatility. The international stock market, where approximately 13% of the fund's portfolio was invested, recorded positive gains that were less than those of U.S. stocks. The U.S. bond market--where approximately 38% of the fund's portfolio was invested--was impacted by rising rates that caused bond prices to fall, while a strong U.S. dollar negatively impacted the returns of foreign bonds, which accounted for 5% of portfolio assets.*

In this environment, the fund's Institutional Shares delivered a total return of 5.08%** through a share price increase of $0.08, dividends totaling $0.22 per share, and capital gains totaling $0.30 per share. The fund's Select Shares produced a total return of 4.73%** through a share price increase of $0.08, dividends totaling $0.18 per share, and capital gains totaling $0.30 per share.

Thank you for pursuing your long-term goals through the high level of diversification and professional management of Federated Managed Growth Fund. As always, we invite your comments and suggestions.

Sincerely,

LOGO
Glen R. Johnson
President
July 15, 1997


*Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

**Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.



INVESTMENT REVIEW
-------------------------------------------------------------------------------

PERFORMANCE FOR SIX-MONTH PERIOD ENDED MAY 31, 1997

The six-month period ended May 31, 1997 was a generally favorable one for financial assets, and Federated Managed Growth Fund participated in the advance. For the six months ended May 31, 1997, an investor in the fund's Institutional Shares had a total return of 5.08%,* while an investor in the fund's Select Shares had a total return of 4.73%.* However, performance among asset classes showed wide variation. Stocks of large U.S. companies did especially well as investors continued to favor companies with broad product lines and lower perceived fundamental risk. Small company stocks had good returns for the reporting period but still lagged large company stocks. Foreign stocks generally had good returns in local currency terms, but dollar strength in the foreign exchange market caused returns in dollar terms to be more moderate. Utilities declined in response to gradually rising interest rates. While bond prices were also hurt by rising interest rates, their higher income yield cushioned the impact and bonds generally provided modest positive returns.

ASSET ALLOCATION AS OF MAY 31, 1997

Federated Managed Growth Fund operates on an investment philosophy that, over time, an investor with a diversified portfolio may achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as ten asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative value. The following table shows the allocation of the portfolio among different asset categories at May 31, 1997.


* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


             ASSET CATEGORIES AS A PERCENTAGE OF TOTAL NET ASSETS

                                              PERMITTED             PERCENTAGE AS OF
               ASSET CATEGORY                   RANGE                 MAY 31, 1997
      --------------------------------        ---------             ----------------
      BONDS(1)                                  30-50                      43
      U.S. Treasury Securities                   0-45                      24
      Mortgage-Backed Securities                 0-15                       7
      Investment Grade Corporate Bonds           0-15                       3
      High Yield Corporate Bonds                 0-15                       4
      Foreign Bonds                              0-15                       5
      EQUITIES(1)                               50-70                      55
      Large Company Stocks                       0-70                      26
      Utility Stocks                            0-7.5                       2
      Small Company Stocks                       0-21                       8
      Foreign Stocks                             0-21                      13
      Equity Reserves                            0-15                       6

     --------
     (1) Bonds convertible into equity securities at a price below the closing price of the underlying equity securities on May 31, 1997 have been included under the appropriate equity asset category.

Over the reporting period, as well as the past several years, investors have been faced with the choice of buying fairly valued bonds or overvalued stocks. The cornerstone of a value investment philosophy is the belief that investors should take risks only when offered higher returns. Higher prices, without a change in the underlying fundamentals, reduce potential returns from investments. Implementing this philosophy, bonds were approximately 5% more of the fund's assets than normal throughout the reporting period, as the level of stock prices made future returns less attractive than normal. Throughout the reporting period, fund management believed that stocks and bonds were richly priced relative to their fundamentals and defensive positions were appropriate in both sectors.

STRUCTURE OF THE BOND PORTFOLIO

Management has kept a defensive bond position to help reduce interest rate risk, since bond prices fall when interest rates rise. The fund's investment policies limit the duration of its bond portfolio to a range of three to seven years. A portfolio with its duration in this range has a sensitivity to interest rate changes similar to that of the overall investment grade bond market. Bond prices peaked for the reporting period in December 1996 and fell rapidly in the spring of 1997 as economic statistics began to indicate a stronger pulse to economic activity. Anticipating upward cyclical pressure on interest rates, fund management maintained the duration of the fund's bond portfolio at 4.0 years, a below average level. In this way, the fund was less sensitive to the negative impact of rising interest rates on the value of the portfolio.
The bond portion is well diversified, with exposure in several different sectors. The largest bond sector is the U.S. Treasury portion, which provides a high quality foundation for the bond portfolio. A moderate foreign bond position was held because foreign bonds offered very attractive yields, after adjustment for inflation. The allocation to high yield corporate bonds was reduced in the spring of 1997, as their yield advantage over U.S. Treasuries narrowed substantially as investors in high yield bonds became optimistic that credit problems would be minimal over the next few years. That attitude may make high yield corporate bonds more vulnerable than normal to any unexpected weakening in the U.S. economy.




STRUCTURE OF THE EQUITY PORTFOLIO

Since early June 1995, the severe overvaluation of the market caused fund management to hold a defensive position on the equity market. This defensive position involves holding equity reserves at 7.5%, with the above normal allocation coming from a reduction in the allocation to U.S. large company stocks.

Historically, small company stocks are awarded premium valuations versus large company stocks because smaller companies often have superior growth prospects. However, in the recent market environment, investors focused on earnings stability, and small company stocks were relatively cheap as their premium for growth was below normal. Recognizing that such trends can last for extended periods, fund management only held a normal position in small company stocks despite their attractive valuations during the reporting period.

Foreign stocks are somewhat cheaper than U.S. stocks and foreign economies are at earlier stages of the business cycle. This implies that return prospects for foreign stocks are better than normal relative to U.S. stocks, and fund management believes an above-normal foreign stock position is appropriate.



FEDERATED MANAGED GROWTH FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                              VALUE
 SHARES OR                                   IN U.S.
   UNITS                                     DOLLARS
 --------- -----------------------------   -----------
 STOCKS--48.9%
 ---------------------------------------
           LARGE COMPANY--25.6%
           -----------------------------
           BASIC INDUSTRY--1.1%
           -----------------------------
  10,600   Betz Laboratories, Inc.         $   675,750
           -----------------------------
   6,500   Dow Chemical Co.                    541,938
           -----------------------------
  46,700   LTV Corporation                     653,800
           -----------------------------
  16,500   Morton International, Inc.          532,125
           -----------------------------   -----------
            Total                            2,403,613
           -----------------------------   -----------
           CONSUMER DURABLES--1.3%
           -----------------------------
  13,900   General Motors Corp., Class H       766,238
           -----------------------------
   7,300   General Motors Corp.                417,925
           -----------------------------
  19,600   Martin Marietta Materials           563,500
           -----------------------------
  42,400   Rubbermaid, Inc.                  1,181,900
           -----------------------------   -----------
            Total                            2,929,563
           -----------------------------   -----------
           CONSUMER NON-DURABLES--2.9%
           -----------------------------
   6,000   CPC International, Inc.             516,000
           -----------------------------
  12,600   Kimberly-Clark Corp.                631,575
           -----------------------------
  39,100   PepsiCo, Inc.                     1,436,925
           -----------------------------
  10,950   Philip Morris Cos., Inc.            481,800
           -----------------------------
  13,200   RJR Nabisco Holdings Corp.          427,350
           -----------------------------
  32,200   Russell Corp.                       986,125
           -----------------------------
  10,800   Tambrands, Inc.                     521,100
           -----------------------------
   5,700   Unilever N.V.                     1,104,375
           -----------------------------
   7,500   V.F. Corp.                          585,938
           -----------------------------   -----------
            Total                            6,691,188
           -----------------------------   -----------
           ENERGY MINERALS--3.2%
           -----------------------------
   9,900   Amerada-Hess Corp.                  529,650
           -----------------------------
   3,800   Atlantic Richfield Co.              552,900
           -----------------------------



FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                      VALUE
 SHARES OR                                           IN U.S.
   UNITS                                             DOLLARS
 --------- -------------------------------------   -----------
 STOCKS--CONTINUED
 -----------------------------------------------
           LARGE COMPANY--CONTINUED
           -------------------------------------
           ENERGY MINERALS--CONTINUED
           -------------------------------------
  12,300   Chevron Corp.                           $   861,000
           -------------------------------------
  15,400   Exxon Corp.                                 912,450
           -------------------------------------
  22,100   Occidental Petroleum Corp.                  513,825
           -------------------------------------
   2,800   Royal Dutch Petroleum Co.                   546,700
           -------------------------------------
  29,400   Sun Co., Inc.                               878,325
           -------------------------------------
   8,500   Texaco, Inc.                                927,563
           -------------------------------------
  30,600   USX-Marathon Group                          910,350
           -------------------------------------
   7,800   (a)Western Atlas, Inc.                      528,450
           -------------------------------------   -----------
            Total                                    7,161,213
           -------------------------------------   -----------
           FINANCE--3.7%
           -------------------------------------
  26,500   Allmerica Financial Corp.                   963,938
           -------------------------------------
  13,700   Allstate Corp.                            1,008,663
           -------------------------------------
  18,500   Bear Stearns Cos., Inc.                     601,250
           -------------------------------------
   8,200   CIGNA Corp.                               1,424,750
           -------------------------------------
  14,300   Dean Witter, Discover & Co.                 589,875
           -------------------------------------
  12,900   Federal National Mortgage Association       562,763
           -------------------------------------
   9,400   Marsh & McLennan Cos., Inc.               1,238,450
           -------------------------------------
  11,300   National City Corp.                         581,950
           -------------------------------------
  10,100   Providian Corp.                             604,738
           -------------------------------------
  12,133   Travelers Group, Inc.                       665,798
           -------------------------------------   -----------
            Total                                    8,242,175
           -------------------------------------   -----------
           HEALTH CARE--3.3%
           -------------------------------------
  13,400   Abbott Laboratories                         844,200
           -------------------------------------
   8,100   American Home Products Corp.                617,625
           -------------------------------------
  17,900   Bard (C.R.), Inc.                           572,800
           -------------------------------------
  41,600   (a)Beverly Enterprises, Inc.                587,600
           -------------------------------------
  24,400   Biomet, Inc.                                455,975
           -------------------------------------



FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                           VALUE
 SHARES OR                                                IN U.S.
   UNITS                                                  DOLLARS
 --------- -----------------------------------------   -------------
 STOCKS--CONTINUED
 ---------------------------------------------------
           LARGE COMPANY--CONTINUED
           -----------------------------------------
           HEALTH CARE--CONTINUED
           -----------------------------------------
  16,200   Bristol-Myers Squibb Co.                    $   1,188,675
           -----------------------------------------
  16,100   Columbia/HCA Healthcare Corp.                     589,663
           -----------------------------------------
  29,700   (a)Healthsource, Inc.                             638,550
           -----------------------------------------
   6,900   Merck & Co., Inc.                                 620,138
           -----------------------------------------
   7,100   Smithkline Beecham, ADR                           621,250
           -----------------------------------------
  13,000   United Healthcare Corp.                           734,500
           -----------------------------------------   -------------
            Total                                          7,470,976
           -----------------------------------------   -------------
           PRODUCER MANUFACTURING--1.8%
           -----------------------------------------
  45,600   ITT Industries, Inc.                            1,128,600
           -----------------------------------------
  23,000   Ingersoll-Rand Co.                              1,253,500
           -----------------------------------------
  23,000   (a)Lexmark Intl. Group, Class A                   606,625
           -----------------------------------------
   5,300   Loews Corp.                                       515,425
           -----------------------------------------
  14,400   PACCAR, Inc.                                      651,600
           -----------------------------------------   -------------
            Total                                          4,155,750
           -----------------------------------------   -------------
           RETAIL TRADE--1.8%
           -----------------------------------------
  26,000   Dayton-Hudson Corp.                             1,251,250
           -----------------------------------------
  74,300   (a)K Mart Corp.                                 1,040,200
           -----------------------------------------
  13,800   (a)Meyer (Fred), Inc.                             633,075
           -----------------------------------------
  38,900   Wal-Mart Stores, Inc.                           1,157,275
           -----------------------------------------   -------------
            Total                                          4,081,800
           -----------------------------------------   -------------
           SERVICES--1.3%
           -----------------------------------------
  18,700   Block (H&R), Inc.                                 617,100
           -----------------------------------------
  27,600   Browning-Ferris Industries, Inc.                  903,900
           -----------------------------------------
  27,200   Readers Digest Association, Inc., Class A         673,200
           -----------------------------------------
  12,600   (a)Viacom, Inc., Class A                          379,575
           -----------------------------------------
   6,700   (a)Viacom, Inc., Class B                          198,906
           -----------------------------------------   -------------
            Total                                          2,772,681
           -----------------------------------------   -------------




FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                      VALUE
 SHARES OR                                           IN U.S.
   UNITS                                             DOLLARS
 --------- -------------------------------------   -----------
 STOCKS--CONTINUED
 -----------------------------------------------
           LARGE COMPANY--CONTINUED
           -------------------------------------
           TECHNOLOGY--1.9%
           -------------------------------------
  19,100   AMP, Inc.                               $   785,488
           -------------------------------------
  17,300   (a)Cabletron Systems, Inc.                  761,200
           -------------------------------------
   7,800   International Business Machines Corp.       674,700
           -------------------------------------
  10,034   Lucent Technologies, Inc.                   638,413
           -------------------------------------
   8,300   Raytheon Co.                                396,325
           -------------------------------------
  23,800   (a)Storage Technology Corp.                 969,850
           -------------------------------------   -----------
            Total                                    4,225,976
           -------------------------------------   -----------
           TRANSPORTATION--0.6%
           -------------------------------------
  22,000   CNF Transportation, Inc.                    709,500
           -------------------------------------
  20,600   KLM Royal Dutch Airlines                    605,125
           -------------------------------------   -----------
            Total                                    1,314,625
           -------------------------------------   -----------
           UTILITIES--2.7%
           -------------------------------------
  14,300   CMS Energy Corp.                            480,838
           -------------------------------------
  10,300   Coastal Corp.                               516,288
           -------------------------------------
   9,700   Columbia Gas System, Inc.                   624,438
           -------------------------------------
   9,800   FPL Group, Inc.                             455,700
           -------------------------------------
  17,900   GTE Corp.                                   789,838
           -------------------------------------
  24,600   Houston Industries, Inc.                    510,450
           -------------------------------------
  29,500   MCI Communications Corp.                  1,132,063
           -------------------------------------
  19,200   P G & E Corp.                               444,000
           -------------------------------------
  80,800   (a)Tele-Communications, Inc., Class A     1,222,100
           -------------------------------------   -----------
            Total                                    6,175,715
           -------------------------------------   -----------
            TOTAL LARGE COMPANY                     57,625,275
           -------------------------------------   -----------
           SMALL COMPANY--7.9%
           -------------------------------------
           BASIC INDUSTRY--0.5%
           -------------------------------------
  18,100   (a)Chirex, Inc.                             208,150
           -------------------------------------
   4,500   Donaldson Company, Inc.                     164,813
           -------------------------------------




FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                         VALUE
 SHARES OR                                              IN U.S.
   UNITS                                                DOLLARS
 --------- ----------------------------------------   -----------
 STOCKS--CONTINUED
 --------------------------------------------------
           SMALL COMPANY--CONTINUED
           ----------------------------------------
           BASIC INDUSTRY--CONTINUED
           ----------------------------------------
   5,200   (a)Fibreboard Corp.                        $   282,750
           ----------------------------------------
   8,000   (a)Royal Group Technologies Ltd.               196,000
           ----------------------------------------
  13,000   Spartech Corp.                                 164,125
           ----------------------------------------   -----------
            Total                                       1,015,838
           ----------------------------------------   -----------
           CONSUMER DURABLES--0.2%
           ----------------------------------------
   6,600   Carlisle Cos., Inc.                            201,300
           ----------------------------------------
   7,500   (a)Equity Marketing, Inc.                      140,625
           ----------------------------------------
   6,600   Wynns International, Inc.                      163,350
           ----------------------------------------   -----------
            Total                                         505,275
           ----------------------------------------   -----------
           CONSUMER NON-DURABLES--0.3%
           ----------------------------------------
   4,400   (a)Blyth Industries, Inc.                      195,800
           ----------------------------------------
  12,400   (a)North Face, Inc.                            226,300
           ----------------------------------------
  10,100   (a)Sport-Haley Inc.                            191,900
           ----------------------------------------
  10,300   (a)USA Detergents, Inc.                        133,900
           ----------------------------------------   -----------
            Total                                         747,900
           ----------------------------------------   -----------
           ENERGY MINERALS--0.3%
           ----------------------------------------
   4,400   Devon Energy Corp.                             163,900
           ----------------------------------------
   4,800   (a)EVI, Inc.                                   180,600
           ----------------------------------------
  10,300   (a)Tuboscope Vetco International Corp.         167,375
           ----------------------------------------
   4,500   Vintage Petroleum, Inc.                        153,000
           ----------------------------------------   -----------
            Total                                         664,875
           ----------------------------------------   -----------
           FINANCE--1.4%
           ----------------------------------------
  10,600   Aames Financial Corp                           136,475
           ----------------------------------------
   4,800   CMAC Investment Corp.                          199,800
           ----------------------------------------
  10,000   (a)D & N Financial Corp.                       177,500
           ----------------------------------------
   5,202   (a)Delphi Financial Group, Inc., Class A       197,676
           ----------------------------------------
  12,400   (a)Delta Financial Corp.                       198,400
           ----------------------------------------





FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                            VALUE
 SHARES OR                                                 IN U.S.
   UNITS                                                   DOLLARS
 --------- -------------------------------------------   -----------
 STOCKS--CONTINUED
 -----------------------------------------------------
           SMALL COMPANY--CONTINUED
           -------------------------------------------
           FINANCE--CONTINUED
           -------------------------------------------
   4,200   Executive Risk, Inc.                          $   218,925
           -------------------------------------------
   7,300   (a)FIRSTPLUS Financial Group, Inc.                186,150
           -------------------------------------------
   4,000   Frontier Insurance Group, Inc.                    219,500
           -------------------------------------------
   8,600   (a)Leasing Solutions, Inc.                        130,075
           -------------------------------------------
   5,200   Peoples Heritage Financial Group                  172,250
           -------------------------------------------
   9,300   (a)Prime Service, Inc.                            227,850
           -------------------------------------------
   4,600   Redwood Trust, Inc.                               262,775
           -------------------------------------------
   5,700   Sirrom Capital Corp.                              221,588
           -------------------------------------------
  12,800   (a)Southern Pacific Funding                       179,200
           -------------------------------------------
   3,900   TCF Financial Corp.                               165,750
           -------------------------------------------
   4,500   Vesta Insurance Group, Inc.                       206,438
           -------------------------------------------   -----------
            Total                                          3,100,352
           -------------------------------------------   -----------
           HEALTH CARE--1.0%
           -------------------------------------------
  10,600   (a)American HomePatient, Inc.                     206,700
           -------------------------------------------
   8,800   (a)Cambridge Neuroscience, Inc.                    85,800
           -------------------------------------------
   5,900   (a)Curative Technologies, Inc.                    164,094
           -------------------------------------------
  15,300   (a)Cyanotech Corp.                                101,363
           -------------------------------------------
  10,900   (a)FPA Medical Management, Inc.                   218,000
           -------------------------------------------
   6,700   (a)Genesis Health Ventures, Inc.                  220,263
           -------------------------------------------
   7,400   (a)Medicis Pharmaceutical Corp., Class A          253,450
           -------------------------------------------
  20,300   (a)Prime Medical Services                         225,838
           -------------------------------------------
   8,400   (a)Respironics, Inc.                              170,100
           -------------------------------------------
  12,100   (a)Rotech Medical Corp.                           204,188
           -------------------------------------------
   3,600   Shared Medical Systems Corp.                      190,800
           -------------------------------------------
   5,100   (a)Universal Health Services, Inc., Class B       206,550
           -------------------------------------------
  10,900   (a)VIDAMED, Inc.                                   79,025
           -------------------------------------------   -----------
            Total                                          2,326,171
           -------------------------------------------   -----------




FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                      VALUE
 SHARES OR                                           IN U.S.
   UNITS                                             DOLLARS
 --------- -------------------------------------   -----------
 STOCKS--CONTINUED
 -----------------------------------------------
           SMALL COMPANY--CONTINUED
           -------------------------------------
           PRODUCER MANUFACTURING--0.5%
           -------------------------------------
   9,000   (a)AFC Cable Systems, Inc.              $   246,375
           -------------------------------------
  10,500   (a)Ballantyne of Omaha, Inc.                169,313
           -------------------------------------
   7,600   (a)Cable Design Technologies, Class A       209,000
           -------------------------------------
  28,600   (a)Raster Graphics Inc.                     210,925
           -------------------------------------
   4,900   Sinter Metals, Inc.                         180,688
           -------------------------------------
   8,800   (a)US Office Products Co.                   217,800
           -------------------------------------   -----------
            Total                                    1,234,101
           -------------------------------------   -----------
           RETAIL TRADE--0.9%
           -------------------------------------
   8,900   (a)Amrion, Inc.                             206,925
           -------------------------------------
   4,100   (a)CDW Computer Centers, Inc.               200,900
           -------------------------------------
   9,300   (a)Central Garden & Pet Co.                 224,363
           -------------------------------------
   5,400   (a)Express Scripts, Inc., Class A           246,375
           -------------------------------------
  11,500   (a)Just For Feet, Inc.                      225,688
           -------------------------------------
   6,900   (a)Microage, Inc.                           125,063
           -------------------------------------
  13,100   (a)Paul Harris Stores, Inc.                 227,613
           -------------------------------------
   5,700   (a)Pomeroy Computer Resources               131,100
           -------------------------------------
   4,600   (a)Proffitts, Inc.                          183,425
           -------------------------------------
   4,900   Riser Foods, Inc.                           204,269
           -------------------------------------   -----------
            Total                                    1,975,721
           -------------------------------------   -----------
           SERVICES--0.7%
           -------------------------------------
   6,700   (a)American Radio Systems Corp.             249,575
           -------------------------------------
   6,200   (a)BARRA, Inc.                              182,900
           -------------------------------------
   3,800   (a)Caribiner International, Inc.            246,050
           -------------------------------------
   8,600   (a)FactSet Research Systems                 167,700
           -------------------------------------
   3,600   (a)Newpark Resources, Inc.                  189,000
           -------------------------------------
   7,300   (a)Personnel Group of America, Inc.         221,738
           -------------------------------------
  11,000   (a)Prime Hospitality Corp.                  204,875
           -------------------------------------




FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                       VALUE
 SHARES OR                                            IN U.S.
   UNITS                                              DOLLARS
 --------- --------------------------------------   -----------
 STOCKS--CONTINUED
 ------------------------------------------------
           SMALL COMPANY--CONTINUED
           --------------------------------------
           SERVICES--CONTINUED
           --------------------------------------
   6,400   (a)SFX Broadcasting, Inc.                $   206,400
           --------------------------------------   -----------
            Total                                     1,668,238
           --------------------------------------   -----------
           TECHNOLOGY--1.8%
           --------------------------------------
  16,600   (a)ACT Networks, Inc.                        292,575
           --------------------------------------
   6,200   (a)Adtran, Inc.                              165,850
           --------------------------------------
   9,900   (a)Alphanet Solutions, Inc.                  186,863
           --------------------------------------
   7,000   (a)Anadigics, Inc.                           231,875
           --------------------------------------
  14,300   (a)Award Software International, Inc.        193,050
           --------------------------------------
   9,800   (a)BA Merchant Services, Inc., Class A       160,475
           --------------------------------------
  12,000   (a)Benchmarq Microelectronics, Inc.          241,500
           --------------------------------------
   7,100   (a)Claremont Technology Group                162,413
           --------------------------------------
   8,100   (a)Cybex Computer Products Corp.             147,319
           --------------------------------------
   5,000   (a)Ducommun, Inc.                            131,250
           --------------------------------------
   4,600   (a)Dynatech Corp.                            172,500
           --------------------------------------
   7,700   (a)ESS Technology, Inc.                      119,350
           --------------------------------------
   6,700   (a)Elexsys International, Inc.               100,500
           --------------------------------------
  11,900   (a)Exar Corp.                                218,663
           --------------------------------------
   7,100   (a)II-VI, Inc.                               138,450
           --------------------------------------
   5,700   (a)Integrated Measurement Systems, Inc        95,475
           --------------------------------------
  12,400   (a)Mastech Corp.                             223,200
           --------------------------------------
  12,200   (a)Micro Linear Corp.                        244,000
           --------------------------------------
   4,300   National Processing, Inc.                     36,013
           --------------------------------------
  10,900   (a)Network General Corp.                     200,288
           --------------------------------------
   3,400   (a)Perceptron, Inc.                           96,050
           --------------------------------------
   7,100   (a)Stratasys, Inc.                           169,069
           --------------------------------------
   9,900   (a)Tollgrade Communications, Inc.            230,175
           --------------------------------------   -----------
            Total                                     3,956,903
           --------------------------------------   -----------




FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                  VALUE
 SHARES OR                                       IN U.S.
   UNITS                                         DOLLARS
 --------- --------------------------------    -----------
 STOCKS--CONTINUED
 ------------------------------------------
           SMALL COMPANY--CONTINUED
           --------------------------------
           TRANSPORTATION--0.1%
           --------------------------------
     7,400 (a)Atlas Air, Inc.                  $   212,750
           --------------------------------    -----------
           UTILITIES--0.2%
           --------------------------------
     3,900 CMS Energy Corp.                        131,138
           --------------------------------
     3,800 (a)Calenergy, Inc.                      156,750
           --------------------------------
     2,200 Cincinnati Bell, Inc.                   135,300
           --------------------------------    -----------
            Total                                  423,188
           --------------------------------    -----------
            TOTAL SMALL COMPANY                 17,831,312
           --------------------------------    -----------
           UTILITY STOCKS--2.3%
           --------------------------------
           ELECTRIC UTILITIES: CENTRAL--0.6%
           --------------------------------
     8,300 CMS Energy Corp.                        279,088
           --------------------------------
     8,239 Cinergy Corp.                           288,365
           --------------------------------
    11,000 DPL, Inc.                               262,625
           --------------------------------
     9,600 Illinova Corp.                          210,000
           --------------------------------
     7,100 NIPSCO Industries, Inc.                 287,550
           --------------------------------    -----------
            Total                                1,327,628
           --------------------------------    -----------
           ELECTRIC UTILITIES: EAST--0.3%
           --------------------------------
     8,950 DQE, Inc.                               251,719
           --------------------------------
     8,200 GPU, Inc.                               287,000
           --------------------------------
    10,500 Peco Energy Co.                         199,500
           --------------------------------    -----------
            Total                                  738,219
           --------------------------------    -----------
           ELECTRIC UTILITIES: SOUTH--0.6%
           --------------------------------
     5,500 Duke Power Co.                          247,500
           --------------------------------
     5,900 FPL Group, Inc.                         274,350
           --------------------------------
    11,500 Southern Co.                            244,375
           --------------------------------
    10,700 TECO Energy, Inc.                       266,163
           --------------------------------
     6,400 Texas Utilities Co.                     220,000
           --------------------------------    -----------
            Total                                1,252,388
           --------------------------------    -----------



FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                              VALUE
 SHARES OR                                                   IN U.S.
   UNITS                                                     DOLLARS
 --------- ---------------------------------------------   -----------
 STOCKS--CONTINUED
 -------------------------------------------------------
           UTILITY STOCKS--CONTINUED
           ---------------------------------------------
           ELECTRIC UTILITIES: WEST--0.2%
           ---------------------------------------------
   12,400  Pacificorp                                      $   246,450
           ---------------------------------------------
    8,600  Pinnacle West Capital Corp.                         252,625
           ---------------------------------------------   -----------
            Total                                              499,075
           ---------------------------------------------   -----------
           NATURAL GAS DISTRIBUTION--0.2%
           ---------------------------------------------
    8,700  MCN Corp.                                           257,738
           ---------------------------------------------
    7,800  Pacific Enterprises                                 255,450
           ---------------------------------------------   -----------
            Total                                              513,188
           ---------------------------------------------   -----------
           OIL/GAS TRANSMISSION--0.4%
           ---------------------------------------------
    5,700  Enron Corp.                                         232,275
           ---------------------------------------------
    6,800  Panenergy Corp.                                     317,900
           ---------------------------------------------
    7,050  Williams Companies, Inc.                            311,081
           ---------------------------------------------   -----------
            Total                                              861,256
           ---------------------------------------------   -----------
            TOTAL UTILITY STOCKS                             5,191,754
           ---------------------------------------------   -----------
           FOREIGN STOCKS--13.1%
           ---------------------------------------------
           ARGENTINA--0.2%
           ---------------------------------------------
   30,000  (a)Acindar Industria Argentina de Aceros SA          70,985
           ---------------------------------------------
    1,960  Banco Frances del Rio de la Plata S.A., ADR          64,435
           ---------------------------------------------
    8,070  Compania Naviera Perez Companc SA, Class B           61,766
           ---------------------------------------------
    1,405  IRSA Inversiones y Representaciones S.A., GDR        54,971
           ---------------------------------------------
    2,200  Telecom Argentina S.A., ADR                         117,425
           ---------------------------------------------
    3,500  Telefonica De Argentina ADR                         126,875
           ---------------------------------------------   -----------
            Total                                              496,457
           ---------------------------------------------   -----------
           AUSTRALIA--0.4%
           ---------------------------------------------
   40,000  (a)Coles Myer                                       186,640
           ---------------------------------------------
   31,000  (a)News Corp., Ltd.                                 137,657
           ---------------------------------------------
   50,000  Oil Search Ltd.                                     125,409
           ---------------------------------------------
  145,000  (a)Queensland Metals Corp. NL                       161,246
           ---------------------------------------------



FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                       VALUE
 SHARES OR                                                            IN U.S.
   UNITS                                                              DOLLARS
 --------- -------------------------------------------------------   ----------
 STOCKS--CONTINUED
 -----------------------------------------------------------------
           FOREIGN STOCKS--CONTINUED
           -------------------------------------------------------
           AUSTRALIA--CONTINUED
           -------------------------------------------------------
    17,000 Westpac Banking Corp. Ltd.                                $   92,322
           -------------------------------------------------------
    32,000 Woodside Petroleum Ltd.                                      270,181
           -------------------------------------------------------   ----------
            Total                                                       973,455
           -------------------------------------------------------   ----------
           BELGIUM--0.0%
           -------------------------------------------------------
     2,000 Delhaize-Le Lion                                              99,462
           -------------------------------------------------------   ----------
           BRAZIL--0.4%
           -------------------------------------------------------
   113,000 Banco Itau SA, Preference                                     58,057
           -------------------------------------------------------
     6,200 (a)COFAP-Cia Fabricadora de Pecas, Preference                 63,709
           -------------------------------------------------------
   324,000 Centrais Eletricas Brasileiras SA, Preference, Series B      159,503
           -------------------------------------------------------
 1,523,000 Companhia Energetica de Minas Gerais, Preference              69,712
           -------------------------------------------------------
   156,000 Light Participacoes SA                                        51,293
           -------------------------------------------------------
   750,000 Petroleo Brasileiro SA, Preference                           179,355
           -------------------------------------------------------
 1,766,000 Telecomunicacoes Brasileiras SA                              230,115
           -------------------------------------------------------
    22,137 Telecomunicacoes de Sao Paulo SA Rights                          744
           -------------------------------------------------------
   508,000 Telecomunicacoes de Sao Paulo SA, Preference                 174,158
           -------------------------------------------------------   ----------
            Total                                                       986,646
           -------------------------------------------------------   ----------
           CHILE--0.0%
           -------------------------------------------------------
       900 Banco BHIF, ADR                                               18,788
           -------------------------------------------------------
       600 Banco de A. Edwards, ADR                                      12,525
           -------------------------------------------------------
       750 (b)Chilectra S.A., ADR, 144A                                  20,279
           -------------------------------------------------------
       850 Compania Telecomunicacion Chile, ADR                          29,113
           -------------------------------------------------------
       300 Sociedad Quimica Y Minera De Chile, ADR                       19,500
           -------------------------------------------------------   ----------
            Total                                                       100,205
           -------------------------------------------------------   ----------
           COLOMBIA--0.0%
           -------------------------------------------------------
     1,400 Banco Ganadero SA, ADR                                        53,550
           -------------------------------------------------------
     1,500 Banco Industrial Colombiano, ADR                              26,438
           -------------------------------------------------------   ----------
            Total                                                        79,988
           -------------------------------------------------------   ----------




FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                         VALUE
 SHARES OR                                              IN U.S.
   UNITS                                                DOLLARS
 --------- ----------------------------------------   -----------
 STOCKS--CONTINUED
 --------------------------------------------------
           FOREIGN STOCKS--CONTINUED
           ----------------------------------------
           DENMARK--0.1%
           ----------------------------------------
    2,900  (a)Sydbank AS                              $   138,110
           ----------------------------------------
    2,100  Unidanmark A                                   109,689
           ----------------------------------------   -----------
            Total                                         247,799
           ----------------------------------------   -----------
           FRANCE--0.8%
           ----------------------------------------
    2,100  AXA                                            125,645
           ----------------------------------------
    1,240  (a)CLF-Dexia France                            115,741
           ----------------------------------------
    2,700  Casino Ord                                     121,614
           ----------------------------------------
    1,800  Compagnie Financiere de Paribas, Class A       115,863
           ----------------------------------------
      710  Compagnie de Saint Gobain                       97,993
           ----------------------------------------
      800  Financiere Sogeparc SA                         108,059
           ----------------------------------------
    1,600  Groupe Danon BSN SA                            240,779
           ----------------------------------------
      720  LVMH (Moet-Hennessy)                           174,308
           ----------------------------------------
    1,100  Rhone-Poulenc Rorer, Inc.                       82,775
           ----------------------------------------
    5,248  Schneider SA                                   252,012
           ----------------------------------------
    3,400  Scor SA                                        137,187
           ----------------------------------------
    1,600  Total SA-B                                     146,296
           ----------------------------------------   -----------
            Total                                       1,718,272
           ----------------------------------------   -----------
           GERMANY, FEDERAL REPUBLIC OF--0.9%
           ----------------------------------------
    5,875  Bayer AG                                       227,733
           ----------------------------------------
    5,050  Commerzbank AG, Frankfurt                      148,330
           ----------------------------------------
    4,000  (a)Daimler Benz AG                             307,764
           ----------------------------------------
    2,230  Deutsche Bank, AG                              123,563
           ----------------------------------------
    6,065  Dresdner Bank Ag, Frankfurt                    212,209
           ----------------------------------------
      385  Gea AG, Vorzugsaktien                          155,433
           ----------------------------------------
      535  Mannesmann AG                                  217,243
           ----------------------------------------
    1,550  Schwarz Pharma                                 115,178
           ----------------------------------------
    2,000  Siemens AG                                     112,726
           ----------------------------------------




FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                            VALUE
 SHARES OR                                                 IN U.S.
   UNITS                                                   DOLLARS
 --------- -------------------------------------------   -----------
 STOCKS--CONTINUED
 -----------------------------------------------------
           FOREIGN STOCKS--CONTINUED
           -------------------------------------------
           GERMANY, FEDERAL REPUBLIC OF--CONTINUED
           -------------------------------------------
    4,500  Skw Trostberg                                 $   148,763
           -------------------------------------------
      700  Thyssen AG                                        158,914
           -------------------------------------------
    2,540  Veba AG                                           143,563
           -------------------------------------------   -----------
            Total                                          2,071,419
           -------------------------------------------   -----------
           HONG KONG--1.0%
           -------------------------------------------
    6,000  (a)Beijing Enterprises                             35,000
           -------------------------------------------
   26,000  (a)Cheung Kong                                    265,922
           -------------------------------------------
  232,000  China EB-IHD Holdings Ltd.                        356,301
           -------------------------------------------
   35,000  China Resources Enterprises Ltd.                  122,862
           -------------------------------------------
   31,000  Citic Pacific Ltd.                                177,234
           -------------------------------------------
   51,000  Great Eagle Holdings                              180,345
           -------------------------------------------
    3,751  HSBC Holdings PLC                                 113,762
           -------------------------------------------
    7,000  Hong Kong Telecommunications, Ltd., ADR           155,760
           -------------------------------------------
   17,000  Hutchison Whampoa                                 141,511
           -------------------------------------------
   24,000  (a)New World Development Co. Ltd.                 152,391
           -------------------------------------------
  108,000  Sino Land Co.                                     126,140
           -------------------------------------------   -----------
            Total                                          1,827,228
           -------------------------------------------   -----------
           INDONESIA--0.1%
           -------------------------------------------
   69,000  Lippo Bank, Foreign Shares                         69,496
           -------------------------------------------
   28,000  PT Indosat                                         83,453
           -------------------------------------------
   33,000  (a)PT Putra Surya Multidana, Foreign Shares        39,342
           -------------------------------------------
   45,733  PT Steady Safe, Foreign Shares                     50,292
           -------------------------------------------   -----------
            Total                                            242,583
           -------------------------------------------   -----------
           IRELAND--0.1%
           -------------------------------------------
    6,000  (a)Elan Corp. PLC, ADR                            244,500
           -------------------------------------------   -----------
           ITALY--0.2%
           -------------------------------------------
   17,150  Eni                                                85,525
           -------------------------------------------




FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                             VALUE
 SHARES OR                                                  IN U.S.
   UNITS                                                    DOLLARS
 --------- --------------------------------------------   -----------
 STOCKS--CONTINUED
 ------------------------------------------------------
           FOREIGN STOCKS--CONTINUED
           --------------------------------------------
           ITALY--CONTINUED
           --------------------------------------------
      890  (a)La Rinascente S.P.A. Warrants, 12/31/1999   $       336
           --------------------------------------------
   25,000  STET Societa Finanziaria Telefonica S.P.A.         126,147
           --------------------------------------------
   63,000  Telecom Italia Mobile                              184,786
           --------------------------------------------   -----------
            Total                                             396,794
           --------------------------------------------   -----------
           JAPAN--3.7%
           --------------------------------------------
   11,000  Canare Electric Co. Ltd.                           368,398
           --------------------------------------------
   13,200  Circle K Japan Co. Ltd.                            703,924
           --------------------------------------------
   43,000  Hitachi Ltd.                                       457,879
           --------------------------------------------
   10,000  Hitachi Maxell                                     231,859
           --------------------------------------------
    8,000  Honda Motor Co. Ltd.                               234,951
           --------------------------------------------
    7,000  Ito-Yokado Co., Ltd.                               399,141
           --------------------------------------------
    2,900  Mabuchi Motor Co.                                  164,860
           --------------------------------------------
   10,000  Matsushita Kotobuki Electric                       358,952
           --------------------------------------------
   36,000  (a)Minolta Co                                      238,351
           --------------------------------------------
   40,000  (a)Mitsubishi Estate Co. Ltd.                      546,157
           --------------------------------------------
   19,000  Mitsubishi Trust & Banking Corp., Tokyo            272,477
           --------------------------------------------
  205,000  (a)Mitsui Osk Lines                                457,707
           --------------------------------------------
    4,000  Nintendo Corp. Ltd.                                312,581
           --------------------------------------------
       68  Nippon Telegraph & Telephone Corp.                 648,175
           --------------------------------------------
   20,000  Nissei ASB Machine Co.                             249,034
           --------------------------------------------
   17,000  Sankyo Co. Ltd.                                    538,686
           --------------------------------------------
    6,000  Sony Corp.                                         505,453
           --------------------------------------------
   17,000  Sumitomo Bank Ltd., Osaka                          235,036
           --------------------------------------------
   60,000  Sumitomo Realty & Dev                              471,447
           --------------------------------------------
   24,000  (a)Sumitomo Trust & Banking                        212,280
           --------------------------------------------
   31,000  Taiyo Yuden Co                                     495,148
           --------------------------------------------




FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                    VALUE
 SHARES OR                                                         IN U.S.
   UNITS                                                           DOLLARS
 --------- ---------------------------------------------------   ------------
 STOCKS--CONTINUED
 -------------------------------------------------------------
           FOREIGN STOCKS--CONTINUED
           ---------------------------------------------------
           JAPAN--CONTINUED
           ---------------------------------------------------
   48,000  Tokyu Land Corp                                       $    200,326
           ---------------------------------------------------   ------------
            Total                                                   8,302,822
           ---------------------------------------------------   ------------
           KOREA, REPUBLIC OF--0.2%
           ---------------------------------------------------
    3,381  Kookmin Bank                                                61,154
           ---------------------------------------------------
    3,120  Korea Electric Power Corp.                                  96,242
           ---------------------------------------------------
    4,326  SK Telecom Co. Ltd., ADR                                    40,016
           ---------------------------------------------------
      509  (a)Samsung Electronics Co.                                  50,112
           ---------------------------------------------------
      509  Samsung Electronics Co. Rights expire 7/1/97                   390
           ---------------------------------------------------
    4,640  Shinhan Bank                                                60,083
           ---------------------------------------------------
    1,860  (a)Sindo Ricoh Co.                                         107,239
           ---------------------------------------------------   ------------
            Total                                                     415,236
           ---------------------------------------------------   ------------
           MALAYSIA--0.1%
           ---------------------------------------------------
   93,000  Berjaya Group Berhad                                       122,880
           ---------------------------------------------------
    8,000  Malayan Banking Berhad                                      84,371
           ---------------------------------------------------
   23,000  UMW Holdings Bhd                                           118,080
           ---------------------------------------------------   ------------
            Total                                                     325,331
           ---------------------------------------------------   ------------
           MEXICO--0.2%
           ---------------------------------------------------
    3,600  Empresas ICA Sociedad Controladora S.A., ADR                52,200
           ---------------------------------------------------
    9,000  Fomento Economico Mexicano, SA de C.V., Class B             47,794
           ---------------------------------------------------
  310,000  (a)Grupo Financiero Bancomer, S.A. de C.V., Class B        116,412
           ---------------------------------------------------
    2,600  Pan American Beverage, Class A                              75,400
           ---------------------------------------------------
    3,400  Telefonos de Mexico, Class L, ADR                          150,875
           ---------------------------------------------------
    3,000  (a)Tubos de Acero de Mexico SA, ADR                         52,500
           ---------------------------------------------------   ------------
            Total                                                     495,181
           ---------------------------------------------------   ------------
           NETHERLANDS--0.6%
           ---------------------------------------------------
   13,416  ABN Amro Holding                                           247,734
           ---------------------------------------------------
    2,400  ABN-Amro Holdings Nv, ADR                                   44,700
           ---------------------------------------------------




FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                       VALUE
 SHARES OR                                                            IN U.S.
   UNITS                                                              DOLLARS
 --------- ------------------------------------------------------   -----------
 STOCKS--CONTINUED
 ----------------------------------------------------------------
           FOREIGN STOCKS--CONTINUED
           ------------------------------------------------------
           NETHERLANDS--CONTINUED
           ------------------------------------------------------
      960  Akzo Nobel NV                                            $   127,684
           ------------------------------------------------------
    7,676  Bols Wessanen (kon.)                                         146,133
           ------------------------------------------------------
    7,563  Boskalis Westminster N.V.                                    158,931
           ------------------------------------------------------
    1,625  (a)Hunter Douglas N.V.                                       143,270
           ------------------------------------------------------
    3,228  ING Groep, N.V.                                              142,553
           ------------------------------------------------------
    6,600  VNU--Verenigde Nederlandse Uitgeversbedrijven Verenigd
           Bezit                                                        148,993
           ------------------------------------------------------
      959  Wolters Kluwer NV                                            115,280
           ------------------------------------------------------   -----------
            Total                                                     1,275,278
           ------------------------------------------------------   -----------
           NEW ZEALAND--0.1%
           ------------------------------------------------------
   32,000  Air New Zealand Ltd., Class B                                 94,676
           ------------------------------------------------------
  220,000  (a)Guiness Peat Group PLC                                    125,931
           ------------------------------------------------------   -----------
            Total                                                       220,607
           ------------------------------------------------------   -----------
           PAKISTAN--0.0%
           ------------------------------------------------------
      700  (a)Hub Power Co., GDR                                         16,345
           ------------------------------------------------------
    3,000  (b)Hub Power Co., GDR, 144A                                   70,050
           ------------------------------------------------------   -----------
            Total                                                        86,395
           ------------------------------------------------------   -----------
           PHILIPPINES--0.1%
           ------------------------------------------------------
  179,000  (a)Belle Corp.                                                47,507
           ------------------------------------------------------
  108,150  (a)Filinvest Land, Inc.                                       24,603
           ------------------------------------------------------
    2,700  Philippine Commercial International Bank                      26,360
           ------------------------------------------------------
  528,000  (a)Universal Rightfield Property                              56,053
           ------------------------------------------------------   -----------
            Total                                                       154,523
           ------------------------------------------------------   -----------
           SINGAPORE--0.2%
           ------------------------------------------------------
   11,000  City Developments Ltd.                                       102,286
           ------------------------------------------------------
    3,000  Singapore Press Holdings Ltd., Foreign Shares                 59,778
           ------------------------------------------------------
   16,000  (a)Straits Steamship Land Ltd.                                47,654
           ------------------------------------------------------
    4,000  (a)Straits Steamship Land Ltd. Warrants, 12/12/2000            3,747
           ------------------------------------------------------




FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                         VALUE
 SHARES OR                                              IN U.S.
   UNITS                                                DOLLARS
 --------- ----------------------------------------   -----------
 STOCKS--CONTINUED
 --------------------------------------------------
           FOREIGN STOCKS--CONTINUED
           ----------------------------------------
           SINGAPORE--CONTINUED
           ----------------------------------------
  34,000   (a)(b)Want Want Holdings, 144A             $   123,080
           ----------------------------------------
  27,000   Wing Tai Holdings, Ltd.                         80,417
           ----------------------------------------   -----------
            Total                                         416,962
           ----------------------------------------   -----------
           SPAIN--0.3%
           ----------------------------------------
   1,900   Empresa Nac De Electridad                      145,102
           ----------------------------------------
   3,425   Repsol SA                                      143,340
           ----------------------------------------
   5,950   Telefonica de Espana                           171,635
           ----------------------------------------
   4,200   Vidrala SA                                     176,646
           ----------------------------------------
   1,100   Zardoya-Otis SA                                137,728
           ----------------------------------------   -----------
            Total                                         774,451
           ----------------------------------------   -----------
           SWEDEN--0.2%
           ----------------------------------------
  11,300   Munksjo AB                                     109,338
           ----------------------------------------
  27,000   Skand Enskilda BKN, Class A                    278,667
           ----------------------------------------
   2,350   Skandia Forsakrings AB                          82,919
           ----------------------------------------   -----------
            Total                                         470,924
           ----------------------------------------   -----------
           SWITZERLAND--1.0%
           ----------------------------------------
     100   (a)ABB AG                                      137,108
           ----------------------------------------
   1,500   Credit Suisse Group-Registered                 188,241
           ----------------------------------------
     260   Holderbank Financiere Glaris AG, Class B       227,986
           ----------------------------------------
     170   Nestle SA                                      211,240
           ----------------------------------------
     306   Novartis AG (Reg)                              414,798
           ----------------------------------------
     800   Oerlikon-Buhrle Holding AG                      92,629
           ----------------------------------------
      20   (a)Roche Holding AG                            177,633
           ----------------------------------------
     166   (a)Swissair AG                                 169,000
           ----------------------------------------
     205   UBS--Union Bank of Switzerland                 224,626
           ----------------------------------------
     653   Zurich Versicherungsgesellschaft               239,735
           ----------------------------------------   -----------
            Total                                       2,082,996
           ----------------------------------------   -----------




FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                             VALUE
 SHARES OR                                                  IN U.S.
   UNITS                                                    DOLLARS
 --------- ---------------------------------------------   ----------
 STOCKS--CONTINUED
 -------------------------------------------------------
           FOREIGN STOCKS--CONTINUED
           ---------------------------------------------
           THAILAND--0.0%
           ---------------------------------------------
   1,800   Bangkok Bank Public Co., Ltd., Foreign Shares   $   16,130
           ---------------------------------------------   ----------
           UNITED KINGDOM--2.2%
           ---------------------------------------------
   7,171   Barclays PLC                                       139,478
           ---------------------------------------------
  10,000   Bass PLC                                           130,296
           ---------------------------------------------
   8,526   Boc Group Plc                                      143,239
           ---------------------------------------------
   6,200   Boots Co. PLC                                       71,808
           ---------------------------------------------
   7,449   British Aerospace PLC                              151,466
           ---------------------------------------------
  14,558   British Petroleum Co. PLC                          173,848
           ---------------------------------------------
  12,100   British Telecommunication PLC                       87,687
           ---------------------------------------------
   8,900   Burmah Castrol                                     154,327
           ---------------------------------------------
  20,065   Cadbury Schweppes PLC                              179,873
           ---------------------------------------------
  18,100   Compass Group                                      201,934
           ---------------------------------------------
  37,687   Cookson Group                                      144,879
           ---------------------------------------------
  18,700   Cowie Group PLC                                    108,902
           ---------------------------------------------
  16,600   David S. Smith (Holdings) PLC                       60,285
           ---------------------------------------------
  18,400   Delta Plc                                           96,921
           ---------------------------------------------
   5,950   EMI Group PLC                                      114,075
           ---------------------------------------------
  34,200   FKI PLC                                             99,584
           ---------------------------------------------
   9,355   GKN PLC                                            161,911
           ---------------------------------------------
  10,030   General Accident                                   147,833
           ---------------------------------------------
  17,450   General Electric Co. PLC                            99,625
           ---------------------------------------------
   7,386   Glaxo Wellcome PLC                                 147,647
           ---------------------------------------------
   8,800   Granada Group PLC                                  124,953
           ---------------------------------------------
  13,004   (a)Grand Metropolitan PLC                          120,829
           ---------------------------------------------
  28,841   Guardian Royal Exchange                            132,103
           ---------------------------------------------
  11,000   (a)Imperial Chemical Industries PLC                146,655
           ---------------------------------------------
     360   Inchcape Plc                                         1,696
           ---------------------------------------------




FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

   SHARES,
  UNITS  OR                                                       VALUE
  PRINCIPAL                                                      IN U.S.
   AMOUNT                                                        DOLLARS
 ----------- -----------------------------------------------   ------------
 STOCKS--CONTINUED
 -----------------------------------------------------------
             FOREIGN STOCKS--CONTINUED
             -----------------------------------------------
             UNITED KINGDOM--CONTINUED
             -----------------------------------------------
      21,649 Ladbroke Group Plc                                $     81,454
             -----------------------------------------------
      13,500 Marks & Spencer PLC                                    112,242
             -----------------------------------------------
      32,300 Mirror Group PLC                                       115,716
             -----------------------------------------------
      15,560 Morgan Crucible Co                                     116,325
             -----------------------------------------------
       9,980 Pearson                                                117,546
             -----------------------------------------------
       4,284 RTZ Corp. PLC                                           73,584
             -----------------------------------------------
       8,800 Rank Group PLC                                          61,901
             -----------------------------------------------
       7,282 Reckitt & Colman PLC                                   102,684
             -----------------------------------------------
      16,400 Reed International Plc                                 161,237
             -----------------------------------------------
      48,600 Rugby Group PLC                                         93,813
             -----------------------------------------------
      24,000 Salvesen Christian                                      93,833
             -----------------------------------------------
      43,352 Sedgwick Group PLC                                      88,647
             -----------------------------------------------
       9,568 Siebe PLC                                              150,571
             -----------------------------------------------
       9,432 Smithkline Beecham PLC                                 162,163
             -----------------------------------------------
      19,514 Tomkins PLC                                             84,753
             -----------------------------------------------
       4,350 Zeneca Group                                           132,144
             -----------------------------------------------   ------------
              Total                                               4,890,467
             -----------------------------------------------   ------------
              TOTAL FOREIGN STOCKS                               29,412,111
             -----------------------------------------------   ------------
              TOTAL STOCKS (IDENTIFIED COST $92,558,570)        110,060,452
             -----------------------------------------------   ------------
 BONDS--43.6%
 -----------------------------------------------------------
 TREASURY--24.4%
 -----------------------------------------------------------
             TREASURY SECURITIES--24.4%
             -----------------------------------------------
 $15,340,000 United States Treasury Note, 5.500%, 12/31/2000     14,893,299
             -----------------------------------------------
   8,385,000 United States Treasury Note, 5.625%, 11/30/2000      8,181,664
             -----------------------------------------------
   6,500,000 United States Treasury Note, 5.875%, 11/30/2001      6,345,495
             -----------------------------------------------
   3,400,000 United States Treasury Note, 6.250%, 8/31/2000       3,387,012
             -----------------------------------------------




FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                     VALUE
 PRINCIPAL                                                          IN U.S.
   AMOUNT                                                           DOLLARS
 ---------- ---------------------------------------------------   -----------
 TREASURY--CONTINUED
 --------------------------------------------------------------
            TREASURY SECURITIES--CONTINUED
            ---------------------------------------------------
 $5,850,000 United States Treasury Note, 6.375%, 3/31/2001        $ 5,834,439
            ---------------------------------------------------
  7,090,000 United States Treasury Note, 6.375%, 9/30/2001          7,059,371
            ---------------------------------------------------
  9,140,000 United States Treasury Note, 6.625%, 3/31/2002          9,182,592
            ---------------------------------------------------   -----------
             TOTAL TREASURY                                        54,883,872
            ---------------------------------------------------   -----------
 MORTGAGE-BACKED SECURITIES--7.4%
 --------------------------------------------------------------
            GOVERNMENT AGENCY--7.4%
            ---------------------------------------------------
    714,231 Federal Home Loan Mortgage Corp., 9.50%, 30 Year,
            6/1/2021                                                  773,377
            ---------------------------------------------------
    371,389 Federal Home Loan Mortgage Corp., 8.00%, 15 Year,
            5/1/2006                                                  379,281
            ---------------------------------------------------
    496,780 Federal Home Loan Mortgage Corp., 7.00%, 30 Year,
            1/1/2027                                                  484,361
            ---------------------------------------------------
    991,227 Federal Home Loan Mortgage Corp., 7.00%, 30 Year,
            2/1/2026                                                  967,249
            ---------------------------------------------------
    949,051 Federal Home Loan Mortgage Corp., 7.50%, 30 Year,
            7/1/2026                                                  947,864
            ---------------------------------------------------
    475,961 Federal Home Loan Mortgage Corp., 7.50%, 30 Year,
            7/1/2026                                                  475,366
            ---------------------------------------------------
    624,986 Federal Home Loan Mortgage Corp., 8.00%, 15 Year,
            10/1/2010                                                 641,198
            ---------------------------------------------------
    863,501 Federal Home Loan Mortgage Corp., 7.00%, 15 Year,
            1/1/2011                                                  859,995
            ---------------------------------------------------
    649,922 Federal Home Loan Mortgage Corp., 6.50%, 15 Year,
            5/1/2011                                                  635,682
            ---------------------------------------------------
    988,591 Federal Home Loan Mortgage Corp., 6.00%, 15 Year,
            7/1/2011                                                  948,197
            ---------------------------------------------------
    952,536 Federal Home Loan Mortgage Corp., 8.00%, 30 Year,
            9/1/2026                                                  970,577
            ---------------------------------------------------
    267,040 Federal National Mortgage Association, 7.00%, 30
            Year, 5/1/2001                                            268,960
            ---------------------------------------------------
            Federal National Mortgage Association, 8.50%, 30
    540,224 Year, 3/1/2025                                            559,639
            ---------------------------------------------------
            Federal National Mortgage Association, 6.00%, 30
    459,236 Year, 2/1/2003                                            446,891
            ---------------------------------------------------
            Federal National Mortgage Association, 8.50%, 30
    123,168 Year, 2/1/2025                                            127,595
            ---------------------------------------------------
            Federal National Mortgage Association, 7.50%, 30
    832,165 Year, 7/1/2025                                            830,600
            ---------------------------------------------------
            Federal National Mortgage Association, 7.00%, 30
    458,307 Year, 8/1/2025                                            446,364
            ---------------------------------------------------
            Federal National Mortgage Association, 6.50%, 30
    504,384 Year, 10/1/2025                                           479,270
            ---------------------------------------------------
            Federal National Mortgage Association, 6.50%, 30
  1,179,801 Year, 10/1/2025                                         1,121,059
            ---------------------------------------------------
            Government National Mortgage Association, 6.50%, 30
    509,763 Year, 1/15/2024                                           486,824
            ---------------------------------------------------
            Government National Mortgage Association, 7.00%, 30
    238,323 Year, 5/15/2024                                           233,108
            ---------------------------------------------------




FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                           VALUE
 PRINCIPAL                                                IN U.S.
  AMOUNT                                                  DOLLARS
 --------- ------------------------------------------   -----------
 MORTGAGE-BACKED SECURITIES--CONTINUED
 ----------------------------------------------------
 $261,808  Government National Mortgage Association,
           8.00%, 30 Year, 11/15/2024                   $   267,618
           ------------------------------------------
  497,877  Government National Mortgage Association,
           7.50%, 30 Year, 3/15/2026                        496,727
           ------------------------------------------
  456,409  Government National Mortgage Association,
           8.00%, 30 Year, 5/15/2025                        465,679
           ------------------------------------------
  987,473  Government National Mortgage Association,
           7.50%, 30 Year, 2/15/2026                        988,401
           ------------------------------------------
  498,388  Government National Mortgage Association,
           7.00%, 30 Year, 10/15/2026                       484,683
           ------------------------------------------
  709,956  Government National Mortgage Association,
           9.00%, 30 Year, 11/15/2017                       758,985
           ------------------------------------------   -----------
            TOTAL MORTGAGE-BACKED SECURITIES             16,545,550
           ------------------------------------------   -----------
 HIGH YIELD BONDS--4.0%
 ----------------------------------------------------
           AEROSPACE & DEFENSE--0.0%
           ------------------------------------------
   50,000  Tracor, Inc., Sr. Sub. Note, 8.50%,
           3/1/2007                                          51,000
           ------------------------------------------   -----------
           AUTOMOBILE--0.1%
           ------------------------------------------
   75,000  Aftermarket Technology Co., Sr. Sub. Note,
           12.00%, 8/1/2004                                  83,625
           ------------------------------------------
  100,000  Collins & Aikman Products, Sr. Sub. Note,
           11.50%, 4/15/2006                                112,375
           ------------------------------------------   -----------
            Total                                           196,000
           ------------------------------------------   -----------
           BANKING--0.1%
           ------------------------------------------
  175,000  First Nationwide Escrow, Sr. Sub. Note,
           10.625%, 10/1/2003                               190,750
           ------------------------------------------   -----------
           BEVERAGE & TOBACCO--0.0%
           ------------------------------------------
  100,000  Dimon Inc., Sr. Note, 8.875%, 6/1/2006           102,750
           ------------------------------------------   -----------
           BROADCAST RADIO & TV--0.3%
           ------------------------------------------
           (b)American Radio Systems Corp., 1,023
           Exchangeable Pfd. Shares, $11.375                108,950
           ------------------------------------------
           Chancellor Broadcasting Co., 1,000 PIK
           Pfd. Shares, 12.25%                              119,000
           ------------------------------------------
   38,000  Chancellor Radio Broad., Sr. Sub. Note,
           12.50%, 10/1/2004                                 44,650
           ------------------------------------------
  100,000  Heritage Media Corp., Sr. Sub. Note,
           8.75%, 2/15/2006                                 103,625
           ------------------------------------------
           (b)Sinclair Broadcast Group, Inc., 500
           Pfd. Shares, Series A, $11.625                    53,000
           ------------------------------------------
  100,000  Sinclair Broadcast Group, Sr. Sub. Note,
           10.00%, 9/30/2005                                104,500
           ------------------------------------------
  100,000  Sullivan Broadcasting, Sr. Sub. Note,
           10.25%, 12/15/2005                               102,500
           ------------------------------------------



FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                           VALUE
 PRINCIPAL                                                IN U.S.
  AMOUNT                                                  DOLLARS
 --------- -------------------------------------------   ----------
 HIGH YIELD BONDS--CONTINUED
 -----------------------------------------------------
           BROADCAST RADIO & TV--CONTINUED
           -------------------------------------------
           Young Broadcasting Corp., Sr. Sub. Note,
 $ 50,000  10.125%, 2/15/2005                            $   52,500
           -------------------------------------------   ----------
            Total                                           688,725
           -------------------------------------------   ----------
           BUSINESS EQUIPMENT & SERVICES--0.1%
           -------------------------------------------
           Knoll, Inc., Sr. Sub. Note, 10.875%,
  150,000  3/15/2006                                        165,375
           -------------------------------------------
           (b)Outsourcing Solutions, Sr. Sub. Note,
   50,000  11.00%, 11/1/2006                                 53,563
           -------------------------------------------
           United Stationers Supply, Sr. Sub. Note,
  100,000  12.75%, 5/1/2005                                 111,875
           -------------------------------------------   ----------
            Total                                           330,813
           -------------------------------------------   ----------
           CABLE TELEVISION--1.0%
           -------------------------------------------
  100,000  Australis Holding Pty Ltd, Unit, 11/1/2002        60,500
           -------------------------------------------
           Australis Holdings Pty Limited--100 Warrant            0
           -------------------------------------------
           Bell Cablemedia PLC, Sr. Disc. Note,
  100,000  0/11.95%, 7/15/2004                               89,500
           -------------------------------------------
           Cablevision Systems Corp., Sr. Sub. Note,
  100,000  9.875%, 5/15/2006                                104,250
           -------------------------------------------
           Cablevision Systems, Sr. Sub. Note, 9.25%,
   50,000  11/1/2005                                         50,500
           -------------------------------------------
           Charter Communication Southeast, Sr. Note,
   50,000  11.25%, 3/15/2006                                 53,500
           -------------------------------------------
           Comcast Corp., Sr. Sub. Deb., 9.375%,
  100,000  5/15/2005                                        104,250
           -------------------------------------------
           (b)Diamond Cable, Sr. Disc. Note, 0/11.75%,
  150,000  2/15/2007                                         87,938
           -------------------------------------------
           Echostar Satellite Broadcasting Corp. Sr.
  100,000  Disc. Note, 0/13.125%, 3/15/2004                  68,000
           -------------------------------------------
           International Cabletel, Sr. Defd. Cpn.
  100,000  Note, 0/11.50%, 2/1/2006                          68,625
           -------------------------------------------
           International Cabletel, Sr. Disc. Note,
  100,000  0/12.75%, 4/15/2005                               75,250
           -------------------------------------------
  100,000  Pegasus Media, Note, 12.50%, 7/1/2005            108,500
           -------------------------------------------
           Rogers Cablesystems Inc., Sr. Secd. 2nd
   50,000  Priority Note, 10.00%, 12/1/2007                  53,063
           -------------------------------------------
           Rogers Cablesystems Ltd., Sr. Secd. 2nd
   50,000  Priority Note, 10.00%, 3/15/2005                  53,563
           -------------------------------------------
           Telewest PLC, Sr. Disc. Deb., 0/11.00%,
  200,000  10/1/2007                                        140,000
           -------------------------------------------
           UIH Australia/Pacific, Sr. Disc. Note,
  100,000  0/14.00%, 5/15/2006                               56,500
           -------------------------------------------   ----------
            Total                                         1,173,939
           -------------------------------------------   ----------
           CHEMICALS & PLASTICS--0.1%
           -------------------------------------------
   83,000  Polymer Group, Sr. Note, 12.25%, 7/15/2002        90,885
           -------------------------------------------
           RBX Corp., Sr. Sub. Note, Series B, 11.25%,
   75,000  10/15/2005                                        64,219
           -------------------------------------------




FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                      VALUE
 PRINCIPAL                                                           IN U.S.
  AMOUNT                                                             DOLLARS
 --------- -----------------------------------------------------   -----------
 HIGH YIELD BONDS--CONTINUED
 ---------------------------------------------------------------
           CHEMICALS & PLASTICS--CONTINUED
           -----------------------------------------------------
           Sterling Chemical Holding, Sr. Disc. Note, 0/13.50%,
 $ 75,000  8/15/2008                                               $    49,313
           -----------------------------------------------------
           Sterling Chemicals Holdings, Inc. 75 Warrants,
           8/15/2008                                                     2,625
           -----------------------------------------------------
           Uniroyal Technology Corporation, Sr. Secd. Note,
   50,000  11.75%, 6/1/2003                                             50,000
           -----------------------------------------------------   -----------
            Total                                                      257,042
           -----------------------------------------------------   -----------
           CLOTHING & TEXTILES--0.1%
           -----------------------------------------------------
           (b)Collins & Aikman Floors, Sr. Sub. Note, 10.00%,
   50,000  1/15/2007                                                    50,250
           -----------------------------------------------------
           (b)Glenoit Corporation, Sr. Sub. Note, 11.00%,
   50,000  4/15/2007                                                    51,375
           -----------------------------------------------------
           Westpoint Stevens, Inc., Sr. Sub. Deb., 9.375%,
  100,000  12/15/2005                                                  104,000
           -----------------------------------------------------   -----------
            Total                                                      205,625
           -----------------------------------------------------   -----------
           CONSUMER PRODUCTS--0.3%
           -----------------------------------------------------
   50,000  American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005        52,313
           -----------------------------------------------------
           Hosiery Corp. Of America, Sr. Sub. Note, 13.75%,
  100,000  8/1/2002                                                    110,000
           -----------------------------------------------------
           Hosiery Corp. of America, 50 Common Shares                      350
           -----------------------------------------------------
           ICON Fitness Corp., Sr. Disc. Note, 0/14.00%,
  100,000  11/15/2006                                                   53,500
           -----------------------------------------------------
           Playtex Family Products Corp., Sr. Sub. Note, 9.00%,
  100,000  12/15/2003                                                  101,000
           -----------------------------------------------------
   50,000  (b)Renaissance Cosmetics, Sr. Note, 11.75%, 2/15/2004        52,125
           -----------------------------------------------------
           Revlon Consumer Products, Sr. Sub. Note, 10.50%,
  100,000  2/15/2003                                                   106,375
           -----------------------------------------------------
   75,000  Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006                79,313
           -----------------------------------------------------   -----------
            Total                                                      554,976
           -----------------------------------------------------   -----------
           CONTAINER & GLASS PRODUCTS--0.1%
           -----------------------------------------------------
   50,000  Owens Illinois, Inc., Sr. Sub. Note, 9.75%, 8/15/2004        52,688
           -----------------------------------------------------
  100,000  Packaging Resources Inc., Sr. Note, 11.625%, 5/1/2003       104,500
           -----------------------------------------------------
           (b)Plastic Containers, Inc., Sr. Secd. Note, 10.00%,
   50,000  12/15/2006                                                   52,313
           -----------------------------------------------------   -----------
            Total                                                      209,501
           -----------------------------------------------------   -----------
           ECOLOGICAL SERVICES & EQUIPMENT--0.1%
           -----------------------------------------------------
  100,000  (b)Allied Waste, Sr. Sub. Note, 10.25%, 12/1/2006           106,750
           -----------------------------------------------------
           ICF Kaiser International, 120 Warrants                           30
           -----------------------------------------------------




FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                           VALUE
 PRINCIPAL                                                IN U.S.
  AMOUNT                                                  DOLLARS
 --------- ------------------------------------------   -----------
 HIGH YIELD BONDS--CONTINUED
 ----------------------------------------------------
           ECOLOGICAL SERVICES & EQUIPMENT--CONTINUED
           ------------------------------------------
           (a)*Mid-American Waste System, Sr. Sub.
 $100,000  Note, 12.25%, 2/15/2003                      $    54,500
           ------------------------------------------   -----------
            Total                                           161,280
           ------------------------------------------   -----------
           ELECTRONICS--0.0%
           ------------------------------------------
           Advanced Micro Devices, Sr. Secd. Note,
   50,000  11.00%, 8/1/2003                                  55,813
           ------------------------------------------
           (b)Fairchild Semiconductor, Sr. Sub. Note,
   50,000  10.125%, 3/15/2007                                51,750
           ------------------------------------------   -----------
            Total                                           107,563
           ------------------------------------------   -----------
           FINANCIAL INTERMEDIARIES--0.0%
           ------------------------------------------
           Olympic Financial Ltd., Unit, 11.50%,
   50,000  3/15/2007                                         49,938
           ------------------------------------------   -----------
           FOOD & DRUG RETAILERS--0.1%
           ------------------------------------------
           Carr Gottstein Foods Co., Sr. Sub. Note,
  100,000  12.00%, 11/15/2005                               111,125
           ------------------------------------------
           Ralph's Grocery Co., Sr. Note, 10.45%,
   75,000  6/15/2004                                         82,500
           ------------------------------------------   -----------
            Total                                           193,625
           ------------------------------------------   -----------
           FOOD PRODUCTS--0.1%
           ------------------------------------------
           International Home Foods, Sr. Sub. Note,
   75,000  10.375%, 11/1/2006                                77,813
           ------------------------------------------
           (b)MBW Foods Inc., Sr. Sub. Note, 9.875%,
   50,000  2/15/2007                                         50,375
           ------------------------------------------
           Specialty Foods, Sr. Sub. Note, 11.25%,
   50,000  8/15/2003                                         45,750
           ------------------------------------------
           Van De Kamp's, Inc., Sr. Sub. Note,
  100,000  12.00%, 9/15/2005                                111,000
           ------------------------------------------   -----------
            Total                                           284,938
           ------------------------------------------   -----------
           FOREST PRODUCTS--0.1%
           ------------------------------------------
   75,000  Four M Corp, Sr. Note, 12.00%, 6/1/2006           76,125
           ------------------------------------------
           Stone Container, Sr. Note, 11.50%,
   75,000  10/1/2004                                         79,125
           ------------------------------------------   -----------
            Total                                           155,250
           ------------------------------------------   -----------
           HEALTHCARE--0.1%
           ------------------------------------------
           Dade International, Inc., Sr. Sub. Note,
  125,000  11.125%, 5/1/2006                                140,313
           ------------------------------------------
           Tenet Healthcare, Sr. Sub. Note, 10.125%,
  100,000  3/1/2005                                         109,250
           ------------------------------------------   -----------
            Total                                           249,563
           ------------------------------------------   -----------
           HOTELS, MOTELS, INNS & CASINOS--0.0%
           ------------------------------------------
           Courtyard By Marriott, Sr. Note, 10.75%,
   50,000  2/1/2008                                          53,938
           ------------------------------------------   -----------




FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                      VALUE
 PRINCIPAL                                                           IN U.S.
  AMOUNT                                                             DOLLARS
 --------- -----------------------------------------------------   -----------
 HIGH YIELD BONDS--CONTINUED
 ---------------------------------------------------------------
           INDUSTRIAL PRODUCTS & EQUIPMENT--0.2%
           -----------------------------------------------------
 $100,000  Cabot Safety Corp., Sr. Sub. Note, 12.50%, 7/15/2005    $   110,500
           -----------------------------------------------------
   50,000  (b)Continental Global, Sr. Note, 11.00%, 4/1/2007            52,313
           -----------------------------------------------------
           Euramax International Plc, Sr. Sub. Note, 11.25%,
   75,000  10/1/2006                                                    79,500
           -----------------------------------------------------
           Fairfield Manufacturing Co., Inc., Sr. Sub. Note,
   50,000  11.375%, 7/1/2001                                            53,000
           -----------------------------------------------------
           International Knife & Saw, Sr. Sub. Note, 11.375%,
   50,000  11/15/2006                                                   53,125
           -----------------------------------------------------
   50,000  Mettler-Toledo, Inc., Sr. Sub. Note, 9.75%, 10/1/2006        52,750
           -----------------------------------------------------   -----------
            Total                                                      401,188
           -----------------------------------------------------   -----------
           LEISURE & ENTERTAINMENT--0.3%
           -----------------------------------------------------
           AMF Group, Inc., Sr. Sub. Disc. Note, 0/12.25%,
  100,000  3/15/2006                                                    70,250
           -----------------------------------------------------
   50,000  AMF Group, Inc., Sr. Sub. Note, 10.875%, 3/15/2006           53,750
           -----------------------------------------------------
   50,000  Cobblestone Golf, Sr. Note, 11.50%, 6/1/2003                 52,563
           -----------------------------------------------------
  100,000  Premier Parks, Sr. Note, 12.00%, 8/15/2003                  111,250
           -----------------------------------------------------
           Six Flags Theme Parks, Sr. Sub. Disc. Note, 0/12.25%,
  150,000  6/15/2005                                                   153,375
           -----------------------------------------------------
  100,000  Viacom Inc, Sub. Deb., 8.00%, 7/7/2006                       98,000
           -----------------------------------------------------   -----------
            Total                                                      539,188
           -----------------------------------------------------   -----------
           MACHINERY & EQUIPMENT--0.1%
           -----------------------------------------------------
  100,000  Alvey Systems, Sr. Sub. Note, 11.375%, 1/31/2003            103,250
           -----------------------------------------------------
   50,000  Clark Material Handling, Sr. Note, 10.75%, 11/15/2006        52,750
           -----------------------------------------------------
   67,000  Primeco Inc., Sr. Sub. Note, 12.75%, 3/1/2005                76,715
           -----------------------------------------------------
   75,000  Tokheim Corp., Sr. Sub. Note, 11.50%, 8/1/2006               81,375
           -----------------------------------------------------   -----------
            Total                                                      314,090
           -----------------------------------------------------   -----------
           OIL & GAS--0.1%
           -----------------------------------------------------
   75,000  Forcenergy Inc., Sr. Sub. Note, 9.50%, 11/1/2006             77,813
           -----------------------------------------------------
           United Meridian Corp., Sr. Sub. Note, 10.375%,
  100,000  10/15/2005                                                  108,250
           -----------------------------------------------------   -----------
            Total                                                      186,063
           -----------------------------------------------------   -----------
           PRINTING & PUBLISHING--0.1%
           -----------------------------------------------------
           Garden State Newspapers, Inc., Sr. Sub. Note, 12.00%,
  100,000  7/1/2004                                                    111,000
           -----------------------------------------------------




FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                       VALUE
 PRINCIPAL                                                            IN U.S.
  AMOUNT                                                              DOLLARS
 --------- ------------------------------------------------------   -----------
 HIGH YIELD BONDS--CONTINUED
 ----------------------------------------------------------------
           PRINTING & PUBLISHING--CONTINUED
           ------------------------------------------------------
           Hollinger International, Sr. Sub. Note, 9.25%,
 $ 50,000  3/15/2007                                                $    50,750
           ------------------------------------------------------
           K-III Communications Corp., 1,074 PIK Pfd. Shares,
           Series B, 11.625%                                            117,200
           ------------------------------------------------------   -----------
            Total                                                       278,950
           ------------------------------------------------------   -----------
           REAL ESTATE--0.0%
           ------------------------------------------------------
  100,000  Trizec Finance, Sr. Note, 10.875%, 10/15/2005                111,250
           ------------------------------------------------------   -----------
           STEEL--0.1%
           ------------------------------------------------------
           (b)Bar Technologies, Inc. 50 Warrants, 4/01/2001               2,250
           ------------------------------------------------------
   50,000  EnviroSource, Inc., Sr. Note, 9.75%, 6/15/2003                48,750
           ------------------------------------------------------
           GS Technologies Operating Co., Inc., Sr. Note, 12.00%,
  100,000  9/1/2004                                                     107,750
           ------------------------------------------------------   -----------
            Total                                                       158,750
           ------------------------------------------------------   -----------
           SURFACE TRANSPORTATION--0.2%
           ------------------------------------------------------
           Ameritruck Distribution, Sr. Sub. Note, 12.25%,
   50,000  11/15/2005                                                    50,250
           ------------------------------------------------------
  100,000  Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004        110,500
           ------------------------------------------------------
   75,000  Statia Terminals, 1st Mtg. Note, 11.75%, 11/15/2003           80,250
           ------------------------------------------------------
  100,000  Stena AB, Sr. Note, 10.50%, 12/15/2005                       108,500
           ------------------------------------------------------
  100,000  Trism, Inc., Sr. Sub. Note, 10.75%, 12/15/2000                87,500
           ------------------------------------------------------   -----------
            Total                                                       437,000
           ------------------------------------------------------   -----------
           TELECOMMUNICATIONS & CELLULAR--0.4%
           ------------------------------------------------------
           American Communications, Sr. Disc. Note, 0/12.75%,
  100,000  4/1/2006                                                      49,000
           ------------------------------------------------------
           Arch Communications, Sr. Disc. Note, 0/10.875%,
  100,000  3/15/2008                                                     53,000
           ------------------------------------------------------
           Brooks Fiber Properties, Inc. Sr. Disc. Note,
  100,000  0/10.875%, 3/1/2006                                           68,250
           ------------------------------------------------------
           Cellular Communication, Sr. Disc. Note, 13.25%
  150,000  accrual, 8/15/2000                                           110,438
           ------------------------------------------------------
           Cellular Communications International, Inc. 150
           Warrants, 8/15/2003                                            1,500
           ------------------------------------------------------
  100,000  (b)McLeod, Sr. Disc. Note, 0/11.00%, 3/1/2007                 60,000
           ------------------------------------------------------
           Millicom International, Sr. Disc. Note, 0/13.50%,
  200,000  6/1/2006                                                     147,000
           ------------------------------------------------------
           Nextel Communications, Inc., Sr. Disc. Note, 0/11.50%,
   75,000  9/1/2003                                                      64,594
           ------------------------------------------------------
           Paging Network, Inc., Sr. Sub. Note, 10.00%,
   50,000  10/15/2008                                                    47,250
           ------------------------------------------------------




FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                       VALUE
 PRINCIPAL                                                            IN U.S.
  AMOUNT                                                              DOLLARS
 --------- ------------------------------------------------------   -----------
 HIGH YIELD BONDS--CONTINUED
 ----------------------------------------------------------------
           TELECOMMUNICATIONS & CELLULAR--CONTINUED
           ------------------------------------------------------
 $ 50,000  Paging Network, Sr. Sub. Note, 10.125%, 8/1/2007         $    47,750
           ------------------------------------------------------
           PanAmSat Corp., 56 PIK Pfd. Shares, 12.75%                    70,280
           ------------------------------------------------------
   50,000  Phonetel Technologies, Sr. Note, 12.00%, 12/15/2006           50,250
           ------------------------------------------------------
   50,000  (b)Qwest Communications, Sr. Note, 10.875%, 4/1/2007          53,750
           ------------------------------------------------------
   50,000  Sygnet Wireless, Inc., Sr. Note, 11.50%, 10/1/2006            50,063
           ------------------------------------------------------
           Teleport Communications, Sr. Disc. Note, 0/11.125%,
  150,000  7/1/2007                                                     107,438
           ------------------------------------------------------
  125,000  Vanguard Cellular Systems, Deb., 9.375%, 4/15/2006           126,250
           ------------------------------------------------------   -----------
            Total                                                     1,106,813
           ------------------------------------------------------   -----------
           UTILITIES--0.1%
           ------------------------------------------------------
  125,000  California Energy Co., Sr. Note, 10.25%, 1/15/2004           135,469
           ------------------------------------------------------
           El Paso Electric Co., 1,146 PIK Pfd. Shares, Series A,
           11.40%                                                       125,774
           ------------------------------------------------------   -----------
            Total                                                       261,243
           ------------------------------------------------------   -----------
            TOTAL HIGH YIELD BONDS                                    9,011,751
           ------------------------------------------------------   -----------
 INVESTMENT GRADE BONDS--2.8%
 ----------------------------------------------------------------
           BANKING--0.5%
           ------------------------------------------------------
  250,000  Bank Of Montreal, Sub. Note, 7.80%, 4/1/2007                 258,273
           ------------------------------------------------------
  250,000  Exp-Imp BK Korea, Note, 6.50%, 5/15/2000                     248,014
           ------------------------------------------------------
  250,000  National Bank of Canada, Sub. Note, 8.125%, 8/15/2004        262,358
           ------------------------------------------------------
           Santander Finance Issuances, Bank Guarantee, 7.875%,
  250,000  4/15/2005                                                    258,400
           ------------------------------------------------------   -----------
            Total                                                     1,027,045
           ------------------------------------------------------   -----------
           BEVERAGE & TOBACCO--0.0%
           ------------------------------------------------------
   50,000  Philip Morris Cos., Inc., Deb., 6.00%, 7/15/2001              47,990
           ------------------------------------------------------   -----------
           CABLE TELEVISION--0.2%
           ------------------------------------------------------
  230,000  Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013           260,107
           ------------------------------------------------------
  250,000  TKR Cable Inc., 10.50%, 10/30/2007                           274,308
           ------------------------------------------------------   -----------
            Total                                                       534,415
           ------------------------------------------------------   -----------
           CHEMICALS & PLASTICS--0.1%
           ------------------------------------------------------
  250,000  (b)Bayer Corp., Deb., 6.50%, 10/1/2002                       246,025
           ------------------------------------------------------   -----------




FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

                                                                       VALUE
 PRINCIPAL                                                            IN U.S.
  AMOUNT                                                              DOLLARS
 --------- ------------------------------------------------------   -----------
 INVESTMENT GRADE BONDS--CONTINUED
 ----------------------------------------------------------------
           FINANCIAL INTERMEDIARIES--0.4%
           ------------------------------------------------------
 $300,000  DLJ, Note, 6.875%, 11/1/2005                             $   289,980
           ------------------------------------------------------
           Green Tree Financial Corp, Sr. Sub. Note, 10.25%,
  250,000  6/1/2002                                                     282,908
           ------------------------------------------------------
           Lehman Brothers, Inc., Sr. Sub. Note, 7.375%,
  100,000  1/15/2007                                                     98,886
           ------------------------------------------------------
  150,000  Salomon, Inc., Note, 7.20%, 2/1/2004                         148,712
           ------------------------------------------------------   -----------
            Total                                                       820,486
           ------------------------------------------------------   -----------
           FOOD & DRUG RETAILERS--0.1%
           ------------------------------------------------------
  250,000  Hook-Superx, Inc., Sr. Note, 10.125%, 6/1/2002               263,393
           ------------------------------------------------------   -----------
           INDUSTRIAL PRODUCTS & EQUIPMENT--0.1%
           ------------------------------------------------------
  250,000  Joy Technologies Inc, Sr. Note, 10.25%, 9/1/2003             272,965
           ------------------------------------------------------   -----------
           INSURANCE--0.3%
           ------------------------------------------------------
  200,000  American General Corp., S.F. Deb., 9.625%, 2/1/2018          213,150
           ------------------------------------------------------
  225,000  Conseco, Inc., Sr. Note, 10.50%, 12/15/2004                  262,904
           ------------------------------------------------------
  250,000  Sunamerica Inc, Medium Term Note, 7.34%, 8/30/2005           249,421
           ------------------------------------------------------   -----------
            Total                                                       725,475
           ------------------------------------------------------   -----------
           LEISURE & ENTERTAINMENT--0.1%
           ------------------------------------------------------
  250,000  Viacom, Inc., Sr. Note, 7.75%, 6/1/2005                      248,813
           ------------------------------------------------------   -----------
           METALS & MINING--0.2%
           ------------------------------------------------------
  250,000  Santa Fe Pacific Gold Co, Note, 8.375%, 7/1/2005             264,780
           ------------------------------------------------------
  250,000  (b)Southern Peru Ltd., Note, 7.90%, 5/30/2007                252,423
           ------------------------------------------------------   -----------
            Total                                                       517,203
           ------------------------------------------------------   -----------
           PRINTING & PUBLISHING--0.1%
           ------------------------------------------------------
  250,000  News Amer Hldgs, Sr. Note, 7.50%, 3/1/2000                   255,153
           ------------------------------------------------------   -----------
           SERVICES--0.1%
           ------------------------------------------------------
  200,000  Loewen Group Int'l, Sr. Note, 8.25%, 4/15/2003               204,668
           ------------------------------------------------------   -----------
           SOVEREIGN GOVERNMENT--0.4%
           ------------------------------------------------------
           (b)Freeport Terminal (Malta), Gtd. Global Note, 7.50%,
  250,000  3/29/2009                                                    253,248
           ------------------------------------------------------
           Republic Of South Africa, Global Bond Deb., 9.625%,
  250,000  12/15/1999                                                   264,290
           ------------------------------------------------------




FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

  PRINCIPAL
  AMOUNT OR
   FOREIGN                                                             VALUE
 CURRENCY PAR                                                         IN U.S.
    AMOUNT                                                            DOLLARS
 ------------ ---------------------------------------------------   -----------
 INVESTMENT GRADE BONDS--CONTINUED
 ----------------------------------------------------------------
              SOVEREIGN GOVERNMENT--CONTINUED
              ---------------------------------------------------
  $  285,000  Republic of Colombia, Note, 7.25%, 2/15/2003          $   275,738
              ---------------------------------------------------   -----------
               Total                                                    793,276
              ---------------------------------------------------   -----------
              SURFACE TRANSPORTATION--0.2%
              ---------------------------------------------------
     350,000  Trans Ocean Container Corp., Sr. Sub. Note, 12.25%,
              7/1/2004                                                  408,135
              ---------------------------------------------------   -----------
               TOTAL INVESTMENT GRADE BONDS                           6,365,042
              ---------------------------------------------------   -----------
 FOREIGN BONDS--5.0%
 ----------------------------------------------------------------
              AUSTRALIAN DOLLAR--0.3%
              ---------------------------------------------------
     224,000  Queensland Treas Global, Local Government
              Guarantee, 8.00%, 5/14/2003                               176,480
              ---------------------------------------------------
     283,000  Queensland Treas Global, Local Government
              Guarantee, 8.00%, 8/14/2001                               224,984
              ---------------------------------------------------
     150,000  State Bank Of New South Wales, 12.25%, 2/26/2001          133,459
              ---------------------------------------------------
     310,000  West Aust T Corp, Local Government Guarantee,
              8.00%, 7/15/2003                                          245,374
              ---------------------------------------------------   -----------
               Total                                                    780,297
              ---------------------------------------------------   -----------
              BELGIAN FRANC--0.0%
              ---------------------------------------------------
   2,570,000  Belgian Government, Bond, 6.50%, 3/31/2005                 76,401
              ---------------------------------------------------   -----------
              CANADIAN DOLLAR--0.5%
              ---------------------------------------------------
     569,000  Canada Government, Deb., 6.50%, 6/1/2004                  419,249
              ---------------------------------------------------
     400,000  Ontario Hydro, 9.00%, 6/24/2002                           325,324
              ---------------------------------------------------
     546,000  Ontario Hydro, Bond, 7.75%, 11/3/2005                     426,225
              ---------------------------------------------------   -----------
               Total                                                  1,170,798
              ---------------------------------------------------   -----------
              DANISH KRONE--0.1%
              ---------------------------------------------------
   1,200,000  Denmark, 8.00%, 5/15/2003                                 205,349
              ---------------------------------------------------   -----------
              FRENCH FRANC--0.3%
              ---------------------------------------------------
   1,352,000  France O.A.T., Bond, 7.25%, 4/25/2006                     259,204
              ---------------------------------------------------
     319,000  France O.A.T., Bond, 7.50%, 4/25/2005                     400,352
              ---------------------------------------------------   -----------
               Total                                                    659,556
              ---------------------------------------------------   -----------



FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

   FOREIGN                                                            VALUE
 CURRENCY PAR                                                        IN U.S.
    AMOUNT                                                           DOLLARS
 ------------  -------------------------------------------------   -----------
 FOREIGN BONDS--CONTINUED
 ---------------------------------------------------------------
               DEUTSCHE MARK--1.0%
               -------------------------------------------------
 $     400,000 Bundesobligationen, Deb., 7.25%, 10/20/1997         $   237,552
               -------------------------------------------------
       727,000 DG-HYPBK 5.75%, 1/22/2007                               416,522
               -------------------------------------------------
    42,000,000 KFW International Finance, 6.00%, 11/29/1999            400,794
               -------------------------------------------------
               KFW International Finance, Bank Guarantee, 6.75%,
       500,000 6/20/2005                                               310,470
               -------------------------------------------------
       800,000 KFW International Finance, 7.00%, 5/12/2000             148,755
               -------------------------------------------------
     1,050,000 Treuhandanstalt, 7.75%, 10/1/2002                       690,355
               -------------------------------------------------   -----------
                Total                                                2,204,448
               -------------------------------------------------   -----------
               GREEK DRACHMA--0.3%
               -------------------------------------------------
   181,800,000 Hellenic Republic, FRN 14.00%, 10/23/2003               694,416
               -------------------------------------------------   -----------
               IRISH POUND--0.1%
               -------------------------------------------------
       180,000 Treasury, Deb., 6.25%, 4/1/1999                         272,674
               -------------------------------------------------   -----------
               ITALIAN LIRA--0.5%
               -------------------------------------------------
   265,000,000 BTPS, Bond, 10.5%, 11/1/2000                            173,281
               -------------------------------------------------
 1,225,000,000 Buoni Poliennali Del Tes, 9.50%, 1/1/2005               806,087
               -------------------------------------------------   -----------
                Total                                                  979,368
               -------------------------------------------------   -----------
               JAPANESE YEN--0.0%
               -------------------------------------------------
    10,000,000 Interamerican Development, Deb., 7.25%, 5/15/2000        99,828
               -------------------------------------------------   -----------
               NETHERLANDS GUILDER--0.3%
               -------------------------------------------------
       285,000 Bank Ned Gemeenten, Bond, 6.375%, 1/4/2006              153,916
               -------------------------------------------------
       400,000 Bank Ned Gemeenten, Bond, 7.75%, 12/20/2004             234,278
               -------------------------------------------------
       220,000 Lkb-global Bd, Bank Guarantee, 6.00%, 1/25/2006         129,559
               -------------------------------------------------
       300,000 Netherlands Government, 6.00%, 1/15/2006                159,012
               -------------------------------------------------   -----------
                Total                                                  676,765
               -------------------------------------------------   -----------
               NEW ZEALAND DOLLAR--0.1%
               -------------------------------------------------
       205,000 New Zealand Government, 8.00%, 2/15/2001                144,856
               -------------------------------------------------
       270,000 New Zealand Government, Bond, 8.00%, 7/15/1998          188,333
               -------------------------------------------------   -----------
                Total                                                  333,189
               -------------------------------------------------   -----------



FEDERATED MANAGED GROWTH FUND
--------------------------------------------------------------------------------

  FOREIGN                                                            VALUE
  CURRENCY                                                          IN U.S.
 PAR AMOUNT                                                         DOLLARS
 ----------  --------------------------------------------------   ------------
 FOREIGN BONDS--CONTINUED
 --------------------------------------------------------------
             NORWEGIAN KRONE--0.3%
             --------------------------------------------------
 $ 1,429,000 NGB, Bond, 9.00%, 1/31/1999                          $    216,215
             --------------------------------------------------
   1,620,000 Norwegian Government, Bond, 7.00%, 5/31/2001              245,047
             --------------------------------------------------
             Norwegian Government, Foreign Gov't. Guarantee,
   1,215,000 5.75%, 11/30/2004                                         170,294
             --------------------------------------------------   ------------
              Total                                                    631,556
             --------------------------------------------------   ------------
             PORTUGESE ESCUDO--0.2%
             --------------------------------------------------
  58,000,000 Portuguese Ot's, Bond, 11.875%, 2/23/2000                 388,030
             --------------------------------------------------   ------------
             SPANISH PESETA--0.4%
             --------------------------------------------------
  40,000,000 Spanish Government, 10.00%, 2/28/2005                     334,795
             --------------------------------------------------
  30,000,000 Spanish Government, Bond, 8.80%, 4/30/2006                237,472
             --------------------------------------------------
  16,740,000 Spanish Government, Bond, 9.40%, 4/30/1999                124,375
             --------------------------------------------------
  15,030,000 Spanish Government, Deb., 10.10%, 2/28/2001               119,743
             --------------------------------------------------   ------------
              Total                                                    816,385
             --------------------------------------------------   ------------
             SWEDISH KRONA--0.1%
             --------------------------------------------------
             Stadshypotekskas, Foreign Gov't. Guarantee, Series
   1,000,000 1551, 7.5%, 3/17/1999                                     133,800
             --------------------------------------------------   ------------
             UNITED KINGDOM POUND--0.5%
             --------------------------------------------------
     366,000 British Gas PLC, 8.875%, 7/8/2008                         635,022
             --------------------------------------------------
     145,000 U.K. Treasury, Deb., 8.50%, 12/7/2005                     256,361
             --------------------------------------------------
     180,000 U.K. Treasury, Bond, 7.50%, 12/7/2006                     299,883
             --------------------------------------------------   ------------
              Total                                                  1,191,266
             --------------------------------------------------   ------------
              TOTAL FOREIGN BONDS                                   11,314,126
             --------------------------------------------------   ------------
              TOTAL BONDS (IDENTIFIED COST $97,553,511)             98,120,341
             --------------------------------------------------   ------------



FEDERATED MANAGED GROWTH FUND
-------------------------------------------------------------------------------

  FOREIGN                                                               VALUE
  CURRENCY                                                             IN U.S.
 PAR AMOUNT                                                            DOLLARS
 ----------  --------------------------------------------------      ------------
 CASH EQUIVALENTS--6.2%
 --------------------------------------------------------------
 (C)REPURCHASE AGREEMENTS--6.2%
 --------------------------------------------------------------
 $13,865,000 BT Securities Corporation, 5.56%, dated 5/30/1997,
             due 6/2/1997 (AT AMORTIZED COST)                        $ 13,865,000
             --------------------------------------------------      ------------
              TOTAL INVESTMENTS (IDENTIFIED COST $203,977,081) (D)   $222,045,793
             --------------------------------------------------      ------------


(a) Non-income producing security.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At May 31, 1997, these securities amounted to $1,851,807 which represents 0.8% of net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $203,977,081. The net unrealized appreciation of investments on a federal tax basis amounts to $18,068,712 which is comprised of $20,494,060 appreciation and $2,425,348 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($225,083,442) at May 31, 1997.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
FRN--Floating Rate Note
GDR--Global Depository Receipt
PIK--Payment in Kind
PLC--Public Limited Company

*MID-AMERICAN WASTE SYSTEMS, INC.
 On January 22, 1997, Mid-American Waste filed for protection under Chapter 11 of the Bankruptcy Code. The company has agreed to be acquired by USA Waste Services, Inc. The timing and outcome of this potential transaction are uncertain. Mid-American Waste has been deemed illiquid as a result of contractual agreements relating to litigation.

(See Notes which are an integral part of the Financial Statements)



FEDERATED MANAGED GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
----------------------------------------------------------------
Total investments in securities, at value (identified and tax
 cost $203,977,081)                                              $222,045,793
----------------------------------------------------------------
Income receivable                                                   2,175,599
----------------------------------------------------------------
Receivable for investments sold                                     2,354,583
----------------------------------------------------------------
Receivable for shares sold                                            263,690
----------------------------------------------------------------
Deferred expenses                                                      12,867
---------------------------------------------------------------- ------------
  Total assets                                                    226,852,532
----------------------------------------------------------------
LIABILITIES:
----------------------------------------------------
Payable for investments purchased                    $ 1,162,480
----------------------------------------------------
Net payable for foreign currency exchange contracts
 purchased                                                   750
----------------------------------------------------
Payable to bank                                          397,653
----------------------------------------------------
Payable for taxes withheld                                16,444
----------------------------------------------------
Accrued expenses                                         191,763
---------------------------------------------------- -----------
  Total liabilities                                                 1,769,090
---------------------------------------------------------------- ------------
NET ASSETS for 18,296,197 shares outstanding                     $225,083,442
---------------------------------------------------------------- ------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------
Paid in capital                                                  $203,070,741
----------------------------------------------------------------
Net unrealized appreciation of investments, translation of
assets and liabilities in foreign currency, and futures
contracts                                                          18,054,754
----------------------------------------------------------------
Accumulated net realized gain on investments, foreign currency
transactions and futures contracts                                  3,009,795
----------------------------------------------------------------
Undistributed net investment income                                   948,152
---------------------------------------------------------------- ------------
  Total Net Assets                                               $225,083,442
---------------------------------------------------------------- ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
 SHARE:
----------------------------------------------------------------
INSTITUTIONAL SHARES:
----------------------------------------------------------------
$150,058,428 / 12,188,231 shares outstanding                           $12.31
---------------------------------------------------------------- ------------
SELECT SHARES:
----------------------------------------------------------------
$75,025,014 / 6,107,966 shares outstanding                             $12.28
---------------------------------------------------------------- ------------


(See notes which are an integral part of the Financial Statements)



FEDERATED MANAGED GROWTH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------
Dividends (net of foreign taxes withheld of $42,189)           $   986,202
-------------------------------------------------------------
Interest (net of foreign taxes withheld of $11,610)              3,667,261
-------------------------------------------------------------  -----------
  Total income                                                   4,653,463
-------------------------------------------------------------
EXPENSES:
-------------------------------------------------
Investment advisory fee                            $  785,201
-------------------------------------------------
Administrative personnel and services fee              79,367
-------------------------------------------------
Custodian fees                                         55,042
-------------------------------------------------
Transfer and dividend disbursing agent fees and
 expenses                                              74,041
-------------------------------------------------
Directors'/Trustees' fees                               2,455
-------------------------------------------------
Auditing fees                                          11,944
-------------------------------------------------
Legal fees                                              2,621
-------------------------------------------------
Portfolio accounting fees                              46,725
-------------------------------------------------
Distribution services fee--Select Shares              252,398
-------------------------------------------------
Shareholder services fee--Institutional Shares        177,601
-------------------------------------------------
Shareholder services fee--Select Shares                84,133
-------------------------------------------------
Share registration costs                               24,710
-------------------------------------------------
Printing and postage                                   22,702
-------------------------------------------------
Insurance premiums                                      2,900
-------------------------------------------------
Taxes                                                   2,762
-------------------------------------------------
Miscellaneous                                          11,899
-------------------------------------------------  ----------
  Total expenses                                    1,636,501
-------------------------------------------------
Waivers--
--------------------------------------
Waiver of investment advisory fee       $ (70,828)
--------------------------------------
Waiver of distribution services fee--
 Select Shares                            (84,133)
--------------------------------------
Waiver of shareholder services fee--     (142,081)
 Institutional Shares                  ----------
--------------------------------------
  Total waivers                                      (297,042)
-------------------------------------------------  ----------
    Net expenses                                                 1,339,459
-------------------------------------------------------------  -----------
      Net investment income                                      3,314,004
-------------------------------------------------------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN
CURRENCY, AND FUTURES CONTRACTS:
-------------------------------------------------------------
Net realized gain on investments, foreign currency
transactions, and futures contracts (net of foreign taxes
withheld of $373)                                                3,060,515
-------------------------------------------------------------
Net change in unrealized appreciation of investments,
translation of assets and liabilities in foreign currency,       4,312,401
and futures contracts                                          -----------
-------------------------------------------------------------
  Net realized and unrealized gain on investments, foreign       7,372,916
currency, and futures contracts                                -----------
-------------------------------------------------------------
    Change in net assets resulting from operations             $10,686,920
-------------------------------------------------------------  -----------


(See Notes which are an integral part of the Financial Statements)



FEDERATED MANAGED GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             SIX MONTHS ENDED
                                               (UNAUDITED)       YEAR ENDED
                                               MAY 31, 1997   NOVEMBER 30, 1996
-------------------------------------------  ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------
OPERATIONS--
-------------------------------------------
Net investment income                          $  3,314,004     $  5,251,886
-------------------------------------------
Net realized gain (loss) on investments,
foreign currency transactions, and futures
contracts ($3,060,515 and $4,840,279 net
gains, respectively, as computed for
federal tax purposes)                             3,060,515        5,108,532
-------------------------------------------
Net change in unrealized
appreciation/depreciation of investments,
translation of assets and liabilities in
foreign currency, and futures contracts           4,312,401        7,820,439
-------------------------------------------    ------------     ------------
  Change in net assets resulting from            10,686,920       18,180,857
 operations                                    ------------     ------------
-------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------
Distributions from net investment income
-------------------------------------------
  Institutional Shares                           (2,568,090)      (3,611,245)
-------------------------------------------
  Select Shares                                    (975,398)      (1,261,400)
-------------------------------------------
Distributions from net realized gains on
investments, foreign currency transactions,
and futures contracts
-------------------------------------------
  Institutional Shares                           (3,327,990)      (1,417,081)
-------------------------------------------
  Select Shares                                  (1,494,754)        (583,800)
-------------------------------------------    ------------     ------------
    Change in net assets resulting from
       distributions to shareholders             (8,366,232)      (6,873,526)
-------------------------------------------    ------------     ------------
SHARE TRANSACTIONS--
-------------------------------------------
Proceeds from sale of shares                     59,685,214      111,287,688
-------------------------------------------
Net asset value of shares issued to
shareholders in payment of distributions
declared                                          6,025,203        4,340,056
-------------------------------------------
Cost of shares redeemed                         (39,411,010)     (26,142,343)
-------------------------------------------    ------------     ------------
  Change in net assets resulting from share      26,299,407       89,485,401
 transactions                                  ------------     ------------
-------------------------------------------
    Change in net assets                         28,620,095      100,792,732
-------------------------------------------
NET ASSETS:
-------------------------------------------
Beginning of period                             196,463,347       95,670,615
-------------------------------------------    ------------     ------------
End of period (including undistributed net
investment income of $948,152 and
$1,177,636, respectively)                      $225,083,442     $196,463,347
-------------------------------------------    ------------     ------------


(See Notes which are an integral part of the Financial Statements)




FEDERATED MANAGED GROWTH FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS
                                         ENDED
                                      (UNAUDITED)  YEAR ENDED NOVEMBER 30,
                                        MAY 31,    --------------------------
                                         1997        1996     1995    1994(A)
------------------------------------  -----------  --------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD   $  12.23    $  11.52  $  9.82  $ 10.00
------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------
 Net investment income                     0.20        0.41     0.40     0.20
------------------------------------
 Net realized and unrealized gain
 (loss) on investments, foreign            0.40        0.97     1.70    (0.26)
 currency, and futures contracts       --------    --------  -------  -------
------------------------------------
 Total from investment operations          0.60        1.38     2.10    (0.06)
------------------------------------   --------    --------  -------  -------
LESS DISTRIBUTIONS
------------------------------------
 Distributions from net investment
 income                                   (0.22)      (0.44)   (0.40)   (0.12)
------------------------------------
 Distributions from net realized
 gain on investments, foreign
 currency transactions, and futures       (0.30)      (0.23)      --       --
 contracts                             --------    --------  -------  -------
------------------------------------
 Total distributions                      (0.52)      (0.67)   (0.40)   (0.12)
------------------------------------   --------    --------  -------  -------
NET ASSET VALUE, END OF PERIOD         $  12.31    $  12.23  $ 11.52  $  9.82
------------------------------------   --------    --------  -------  -------
TOTAL RETURN (B)                           5.08%      12.54%   21.79%   (0.59%)
------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------
 Expenses                                  1.05%*      1.05%    1.00%    0.89%*
------------------------------------
 Net investment income                     3.39%*      3.77%    4.29%    4.28%*
------------------------------------
 Expense waiver/reimbursement (c)          0.27%*      0.40%    0.76%    0.90%*
------------------------------------
SUPPLEMENTAL DATA
------------------------------------
 Net assets, end of period (000
 omitted)                              $150,058    $136,255  $68,313  $28,973
------------------------------------
 Average commission rate paid (d)      $ 0.0039    $ 0.0020
------------------------------------
 Portfolio turnover                          44%         95%     106%      71%
------------------------------------


  * Computed on an annualized basis.
(a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994 the fund had no investment activity.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)



FEDERATED MANAGED GROWTH FUND
FINANCIAL HIGHLIGHTS--SELECT SHARES
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS
                                          ENDED
                                       (UNAUDITED) YEAR ENDED NOVEMBER 30,
                                         MAY 31,   -------------------------
                                          1997      1996     1995    1994(A)
-------------------------------------  ----------- -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD     $ 12.20   $ 11.50  $  9.81  $10.00
-------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------
 Net investment income                      0.16      0.36     0.23    0.15
-------------------------------------
 Net realized and unrealized gain
 (loss) on investments, foreign
 currency,                                  0.40      0.94     1.79   (0.24)
 and futures contracts                   -------   -------  -------  ------
-------------------------------------
 Total from investment operations           0.56      1.30     2.02   (0.09)
-------------------------------------    -------   -------  -------  ------
LESS DISTRIBUTIONS
-------------------------------------
 Distributions from net investment
 income                                    (0.18)    (0.37)   (0.33)  (0.10)
-------------------------------------
 Distributions from net realized gain
 on investments, foreign currency          (0.30)    (0.23)      --      --
 transactions, and futures contracts     -------   -------  -------  ------
-------------------------------------
 Total distributions                       (0.48)    (0.60)   (0.33)  (0.10)
-------------------------------------    -------   -------  -------  ------
NET ASSET VALUE, END OF PERIOD           $ 12.28   $ 12.20  $ 11.50  $ 9.81
-------------------------------------    -------   -------  -------  ------
TOTAL RETURN (B)                            4.73%    11.75%   20.95%  (0.90%)
-------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------
 Expenses                                   1.75%*    1.75%    1.75%   1.70%*
-------------------------------------
 Net investment income                      2.70%*    3.07%    3.48%   3.53%*
-------------------------------------
 Expense waiver/reimbursement (c)           0.30%*    0.45%    0.76%   1.15%*
-------------------------------------
SUPPLEMENTAL DATA
-------------------------------------
 Net assets, end of period (000
 omitted)                                $75,025   $60,208  $27,358  $2,952
-------------------------------------
 Average commission rate paid (d)        $0.0039   $0.0020
-------------------------------------
 Portfolio turnover                           44%       95%     106%     71%
-------------------------------------


  * Computed on an annualized basis.
(a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994 the fund had no investment activity.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)



FEDERATED MANAGED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997
-------------------------------------------------------------------------------

(1) ORGANIZATION

Managed Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Managed Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are valued at prices furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  With respect to valuation of foreign securities, trading in foreign countries may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

  REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the




FEDERATED MANAGED GROWTH FUND
-------------------------------------------------------------------------------
  "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded after the ex-dividend date based upon when the Fund is reasonably able to obtain information.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.
  However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended May 31, 1997, the Fund had realized gains of $44,449 on futures contracts. As of May 31, 1997, the Fund had no outstanding futures contracts.

  FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.




FEDERATED MANAGED GROWTH FUND
-------------------------------------------------------------------------------
  At May 31, 1997, the Fund had outstanding foreign currency commitments as set forth below:

                                                 IN    CONTRACTS   UNREALIZED
                  SETTLEMENT   CONTRACTS TO   EXCHANGE    AT      APPRECIATION
   CONTRACTS         DATE     DELIVER/RECEIVE   FOR      VALUE   (DEPRECIATION)
   SOLD:         ------------ --------------- -------- --------- --------------
   Austrian
    Schilling    June 2, 1997     443,164     $36,869   $37,012      $(143)
   Pound Ster-
    ling         June 2, 1997      43,644      71,248    71,395       (147)
   CONTRACTS
   PURCHASED:
   Deutsche
    Mark         June 2, 1997     195,168     115,143   114,193       (950)
   Pound Ster-                                                         490
    ling         June 2, 1997     207,717     339,307   339,797      -----
   Net
    unrealized
    depreciation
    on foreign
    exchange                                                         $(750)
    contracts                                                        -----

  FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.



FEDERATED MANAGED GROWTH FUND
-------------------------------------------------------------------------------
  Additional information on each restricted security held at May 31, 1997 is as follows:

   SECURITY                         ACQUISITION DATE   ACQUISITION COST
   ------------------------------  ------------------- ----------------
   Chilectra S.A., ADR                       2/28/1996     $ 16,284
   Hub Power Co.                              5/3/1996       18,288
   Want Want Holdings                       11/15/1996       73,074
   American Radio Systems Corp.     1/27/1997-3/4/1997      102,715
   Sinclair Broadcast Group, Inc.             4/2/1996       99,500
   Outsourcing Solutions                    10/31/1996       50,000
   Diamond Cable                    2/21/1997-3/1/1997       91,538
   Collins & Aikman Floors                   1/29/1997       50,000
   Glenoit Corporation                       3/26/1997       49,905
   Renaissance Cosmetics                     3/27/1997       50,000
   Plastic Containers, Inc.                 12/11/1996       50,000
   Allied Waste                    11/25/1996-3/5/1997      103,313
   Fairchild Semiconductor                    3/6/1997       50,000
   MBW Foods Inc.                             3/5/1997       50,000
   Continental Global                        3/26/1997       50,000
   Bar Technologies, Inc.                    8/28/1996        2,794
   McLeod                                    2/27/1997       62,027
   Qwest Communications                      3/25/1997       50,000
   Bayer Corp.                               5/21/1996      245,903
   Southern Peru Ltd.                        4/23/1997      250,000
   Freeport Terminal (Malta)                 5/12/1995      247,740


  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:



FEDERATED MANAGED GROWTH FUND
-------------------------------------------------------------------------------

                                 SIX MONTHS ENDED            YEAR ENDED
                                   MAY 31, 1997          NOVEMBER 30, 1996
                              -----------------------  -----------------------
INSTITUTIONAL SHARES            SHARES      AMOUNT       SHARES      AMOUNT
----------------------------  ----------  -----------  ----------  -----------
Shares sold                    3,342,037  $39,587,052   6,436,864  $74,361,820
----------------------------
Shares issued to
shareholders in payment of
distributions declared           315,747    3,735,285     233,538    2,669,402
----------------------------
Shares redeemed               (2,609,231) (30,957,164) (1,460,401) (16,943,185)
----------------------------  ----------  -----------  ----------  -----------
  Net change resulting from
   Institutional Share         1,048,553  $12,365,173   5,210,001  $60,088,037
   transactions               ----------  -----------  ----------  -----------
----------------------------
                                 SIX MONTHS ENDED            YEAR ENDED
                                   MAY 31, 1997          NOVEMBER 30, 1996
                              -----------------------  -----------------------
SELECT SHARES                   SHARES      AMOUNT       SHARES      AMOUNT
----------------------------  ----------  -----------  ----------  -----------
Shares sold                    1,692,742  $20,098,162   3,200,775  $36,925,868
----------------------------
Shares issued to
shareholders in payment of
distributions declared           193,862    2,289,918     146,513    1,670,654
----------------------------
Shares redeemed                 (712,898)  (8,453,846)   (792,466)  (9,199,158)
----------------------------  ----------  -----------  ----------  -----------
  Net change resulting from
   Select Share transactions   1,173,706  $19,934,234   2,554,822  $29,397,364
----------------------------  ----------  -----------  ----------  -----------
  Net change resulting from    2,222,259  $26,299,407   7,764,823  $89,485,401
 share transactions           ----------  -----------  ----------  -----------
----------------------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  Under the terms of a sub-advisory agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser, receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

  ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.




FEDERATED MANAGED GROWTH FUND
-------------------------------------------------------------------------------

  DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

  SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  ORGANIZATIONAL EXPENSES--Organizational expenses of $88,474 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational expenses during the five year period following effective date. For the period ended May 31, 1997, the Fund paid $8,949 pursuant to this agreement.
  GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1997, were as follows:

---------
PURCHASES  $103,128,033
---------  ------------
SALES      $ 85,161,442
---------  ------------


(6) CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally,



FEDERATED MANAGED GROWTH FUND
-------------------------------------------------------------------------------
political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 1997, the diversification of industries was as follows:

                                 % OF NET                                       % OF NET
            INDUSTRY              ASSETS                INDUSTRY                 ASSETS
 ------------------------------- -------- ------------------------------------- --------
 Aerospace & Military Technology   0.1    Government Agency                        7.4
 Agency                            0.2    Healthcare                               5.2
 Automotive                        0.4    Industrial Components                    0.1
 Banking                           2.0    Industrial Products & Equipment          0.3
 Basic Industry                    0.3    Insurance                                0.8
 Beverage & Tobacco                0.3    Leisure & Entertainment                  0.6
 Broadcast Radio & T.V.            0.7    Machinery & Engineering                  0.6
 Building Materials & Components   0.1    Machinery & Equipment                    0.1
 Business & Public Services        0.1    Manufacturing                            0.6
 Business Equipment & Services     0.2    Metals & Mining                          0.3
 Cable Television                  0.8    Metals--Steel                            0.1
 Chemicals                         0.4    Miscellaneous Materials & Commodities    0.5
 Chemicals & Plastics              0.2    Multi-Industry                           0.4
 Clothing & Textiles               0.1    Natural Gas Distribution                 0.2
 Construction & Housing            0.1    Oil & Gas                                0.6
 Consumer Durables                 1.7    Pharmaceuticals                          0.1
 Consumer Non-Durables             3.3    Printing & Publishing                    0.2
 Container & Glass Products        0.1    Producer Manufacturing                   2.4
 Ecological Services & Equipment   0.1    Real Estate                              1.1
 Electrical Utilities              1.7    Recreation, Other Consumer Goods         0.2
 Electrical & Electronics          0.7    Retail Trade                             2.7
 Electronics                       0.8    Services                                 2.1
 Energy Minerals                   3.5    Sovereign                                2.7
 Energy Sources                    0.5    Sovereign Government                     9.9
 Finance                           5.2    State & Provincial                       0.2
 Financial Intermediaries          0.7    Surface Transportation                   0.4
 Financial Services                0.2    Technology                               3.6
 Food & Drug Retailers             0.2    Telecommunications & Cellular            1.5
 Food & Household Products         0.8    Transportation                           0.4
 Forest Products & Paper           0.1    Treasury Securities                     24.4
                                          Utilities                                3.6



TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                       John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                   Glen R. Johnson
William J. Copeland                      President
James E. Dowd                         J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.               Edward C. Gonzales
Glen R. Johnson                          Executive Vice President
Peter E. Madden                       John W. McGonigle
Gregor F. Meyer                          Executive Vice President, Treasurer,
John E. Murray, Jr.                      and Secretary
Wesley W. Posvar                      Richard B. Fisher
Marjorie P. Smuts                        Vice President
                                      Karen M. Brownlee
                                         Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectuses which contain facts concerning its objective and policies, management fees, expenses and other information.





                        [LOGO OF MANAGED SERIES TRUST]






                                  FEDERATED
                              MANAGED AGGRESSIVE
                                 GROWTH FUND

                        [LOGO OF MANAGED SERIES TRUST]

                              Semi-Annual Report
                               to Shareholders

                              Federated Managed
                        Aggressive Growth Fund is part
                           of Managed Series Trust,
                        a lifecycle investing program
                          from Federated Investors.


                                 May 31, 1997



[LOGO OF FEDERATED INVESTORS]

Federated Securities Corp., Distributor

Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 56166K701
Cusip 56166K800
G00514-01 (7/97)




PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Federated Managed Aggressive Growth Fund for the six-month period from December 1, 1996 through May 31, 1997. Included in this report is an investment review, followed by a complete listing of the fund's holdings and its financial statements. In addition, separate Financial Highlights tables have been included for the fund's Institutional Shares and Select Shares.

During the reporting period, the highly valued U.S. stock market, where the majority of the fund's $102 million portfolio was invested, continued its climb while experiencing periodic volatility. The international stock market, where approximately 20% of the fund's portfolio was invested, recorded positive gains that did not match those of U.S. stocks.* The U.S. bond market--where approximately 25% of the fund's portfolio was invested--was impacted by rising rates that caused bond prices to fall, while a strong U.S. dollar negatively impacted the returns of foreign bonds, which accounted for 5% of portfolio assets.

In this environment, the fund's Institutional Shares delivered a total return of 5.52%** through a share price increase of $0.15, dividends totaling $0.15 per share, and capital gains totaling $0.36 per share. The fund's Select Shares produced a total return of 5.17%** through a share price increase of $0.15, dividends totaling $0.11 per share, and capital gains totaling $0.36 per share.

Thank you for pursuing your long-term goals through the high level of diversification and professional management of Federated Managed Aggressive Growth Fund. As always, we welcome your comments and suggestions.

Sincerely,

Glen R. Johnson
LOGO
President
July 15, 1997


*Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

**Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW
-------------------------------------------------------------------------------

PERFORMANCE FOR SIX-MONTH PERIOD ENDED MAY 31, 1997

The six-month period ended May 31, 1997 was a generally favorable one for financial assets and Federated Managed Aggressive Growth Fund participated in the advance. For the six months ended May 31, 1997, an investor in the fund's Institutional Shares had a total return of 5.52%*, while an investor in the fund's Select Shares had a total return of 5.17%*. However, performance among asset classes showed wide variation. Stocks of large U.S. companies did especially well as investors continued to favor companies with broad product lines and lower perceived fundamental risk. Small company stocks had good returns for the reporting period but still lagged large company stocks. Foreign stocks generally had good returns in local currency terms, but dollar strength in the foreign exchange market caused returns in dollar terms to be more moderate. While bond prices were hurt by rising interest rates, their higher income yield cushioned the impact and bonds generally provided modest positive returns.

ASSET ALLOCATION AS OF MAY 31, 1997

Federated Managed Aggressive Growth Fund operates on an investment philosophy that, over time, an investor with a diversified portfolio may achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as ten asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative value. The following table shows the allocation of the portfolio among different asset categories at May 31, 1997.


* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.




INVESTMENT REVIEW
-------------------------------------------------------------------------------
               ASSET CATEGORIES AS A PERCENTAGE OF TOTAL ASSETS

                                        PERMITTED PERCENTAGE AS OF
               ASSET CATEGORY             RANGE     MAY 31, 1997
      --------------------------------  --------- ----------------
      BONDS(1)                             0-40          31
      U.S. Treasury Securities           0-32.5          14
      Mortgage-Backed Securities         0-12.5           5
      Investment Grade Corporate Bonds   0-12.5           3
      High Yield Corporate Bonds           0-16           4
      Foreign Bonds                        0-16           5
      EQUITIES(1)                        60-100          70
      Large Company Stocks                0-100          25
      Small Company Stocks                 0-40          15
      Foreign Stocks                       0-40          20
      Equity Reserves                      0-20          10

     --------
     (1) Bonds convertible into equity securities at a price below the closing price of the underlying equity securities on May 31, 1997 have been included under the appropriate equity asset category.

Over the reporting period, as well as the past several years, investors have been faced with the choice of buying fairly valued bonds or overvalued stocks. The cornerstone of a value investment philosophy is the belief that investors should take risks only when offered higher returns. Higher prices, without a change in the underlying fundamentals, reduce potential returns from investments. Implementing this philosophy, bonds were approximately 10% more of the fund's assets than normal throughout the reporting period, as the level of stock prices made future returns less attractive than normal. Throughout the reporting period, fund management believed that stocks and bonds were richly priced relative to their fundamentals and defensive positions were appropriate in both sectors.

STRUCTURE OF THE BOND PORTFOLIO

Management has kept a defensive bond position to help reduce interest rate risk, since bond prices fall when interest rates rise. The fund's investment policies limit the duration of its bond portfolio to a range of three to nine years. A portfolio with its duration in this range can have a sensitivity to interest rate changes much higher than that of the overall investment grade bond market. Bond prices peaked for the reporting period in December 1996 and fell rapidly in the spring of 1997 as economic statistics began to indicate a stronger pulse to economic activity. Anticipating upward cyclical pressure on interest rates, fund management maintained the duration of the fund's bond portfolio at 4.5 years, a below average level. In this way, the fund was less sensitive to the negative impact of rising interest rates on the value of the portfolio.
The bond portion is well diversified, with exposure in several different sectors. The largest bond sector is the U.S. Treasury portion, which provides a high quality foundation for the bond portfolio. The allocation to high yield corporate bonds was reduced in the spring of 1997 as their yield advantage over U.S. Treasuries narrowed substantially as investors in high yield bonds became optimistic that credit problems would be minimal over the next few years. That attitude may make high yield corporate bonds more vulnerable than normal to any unexpected weakening in the U.S. economy.

STRUCTURE OF THE EQUITY PORTFOLIO

Since early June 1995, the severe overvaluation of the market caused fund management to hold a defensive position on the equity market. This defensive position involves holding equity reserves at 10%, with the above average allocation coming from a reduction in the allocation to U.S. large company stocks.

Historically, small company stocks are awarded premium valuations versus large company stocks because smaller companies often have superior growth prospects. However, in the recent market environment, investors focused on earnings stability, and small company stocks were relatively cheap as their premium for growth was below normal. Recognizing that such trends can last for extended periods, fund management only held a normal position in small company stocks despite their attractive valuations during the reporting period.

Foreign stocks are somewhat cheaper than U.S. stocks and foreign economies are at earlier stages of the business cycle. This implies that return prospects for foreign stocks are better than normal relative to U.S. stocks, and fund management believes an above-normal foreign stock position is appropriate.

FEDERATED MANAGED AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                VALUE
   SHARES                                      IN U.S.
  OR UNITS                                     DOLLARS
 ----------- -----------------------------   ------------

 STOCKS--59.3%
 -----------------------------------------
             LARGE-CAP STOCKS--25.1%
             -----------------------------
             BASIC INDUSTRY--1.0%
             -----------------------------
       4,500 Betz Laboratories, Inc.         $    286,875
             -----------------------------
       2,900 Dow Chemical Co.                     241,788
             -----------------------------
      20,900 LTV Corporation                      292,600
             -----------------------------
       7,400 (a)Morton International, Inc.        238,650
             -----------------------------   ------------
              Total                             1,059,913
             -----------------------------   ------------
             CONSUMER DURABLES--1.3%
             -----------------------------
       6,100 General Motors Corp., Class H        336,263
             -----------------------------
       3,300 General Motors Corp.                 188,925
             -----------------------------
       9,000 Martin Marietta Materials            258,750
             -----------------------------
      19,000 Rubbermaid, Inc.                     529,625
             -----------------------------   ------------
              Total                             1,313,563
             -----------------------------   ------------
             CONSUMER NON-DURABLES--2.9%
             -----------------------------
       2,700 CPC International, Inc.              232,200
             -----------------------------
       5,400 Kimberly-Clark Corp.                 270,675
             -----------------------------
      17,500 PepsiCo, Inc.                        643,125
             -----------------------------
       4,950 Philip Morris Cos., Inc.             217,800
             -----------------------------
       5,900 RJR Nabisco Holdings Corp.           191,013
             -----------------------------
      14,100 Russell Corp.                        431,813
             -----------------------------
       4,800 Tambrands, Inc.                      231,600
             -----------------------------
       2,500 Unilever N.V.                        484,375
             -----------------------------
       3,300 V.F. Corp.                           257,813
             -----------------------------   ------------
              Total                             2,960,414
             -----------------------------   ------------
             ENERGY MINERALS--3.1%
             -----------------------------
       4,400 Amerada-Hess Corp.                   235,400
             -----------------------------
       1,700 Atlantic Richfield Co.               247,350
             -----------------------------



FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                        VALUE
   SHARES                                              IN U.S.
  OR UNITS                                             DOLLARS
 ----------- -------------------------------------   ------------

 STOCKS--CONTINUED
 -------------------------------------------------
             LARGE-CAP STOCKS--CONTINUED
             -------------------------------------
             ENERGY MINERALS--CONTINUED
             -------------------------------------
       5,500 Chevron Corp.                           $    385,000
             -------------------------------------
       6,900 Exxon Corp.                                  408,825
             -------------------------------------
       9,900 Occidental Petroleum Corp.                   230,175
             -------------------------------------
       1,200 Royal Dutch Petroleum Co.                    234,300
             -------------------------------------
      13,000 Sun Co., Inc.                                388,375
             -------------------------------------
       3,800 Texaco, Inc.                                 414,675
             -------------------------------------
      13,700 USX-Marathon Group                           407,575
             -------------------------------------
       3,300 (a)Western Atlas, Inc.                       223,575
             -------------------------------------   ------------
              Total                                     3,175,250
             -------------------------------------   ------------
             FINANCE--3.6%
             -------------------------------------
      11,900 Allmerica Financial Corp.                    432,863
             -------------------------------------
       6,146 Allstate Corp.                               452,499
             -------------------------------------
       7,980 Bear Stearns Cos., Inc.                      259,350
             -------------------------------------
       3,600 CIGNA Corp.                                  625,500
             -------------------------------------
       6,300 Dean Witter, Discover & Co.                  259,875
             -------------------------------------
       5,700 Federal National Mortgage Association        248,663
             -------------------------------------
       4,200 Marsh & McLennan Cos., Inc.                  553,350
             -------------------------------------
       5,000 National City Corp.                          257,500
             -------------------------------------
       4,500 Providian Corp.                              269,438
             -------------------------------------
       5,400 Travelers Group, Inc.                        296,325
             -------------------------------------   ------------
              Total                                     3,655,363
             -------------------------------------   ------------
             HEALTH CARE--3.3%
             -------------------------------------
       6,000 Abbott Laboratories                          378,000
             -------------------------------------
       3,600 (a)American Home Products Corp.              274,500
             -------------------------------------
       8,000 Bard (C.R.), Inc.                            256,000
             -------------------------------------
      18,600 (a)Beverly Enterprises, Inc.                 262,725
             -------------------------------------
      10,900 (a)Biomet, Inc.                              203,694
             -------------------------------------



FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                  IN U.S.
  OR UNITS                                                 DOLLARS
 ----------- -----------------------------------------   ------------

 STOCKS--CONTINUED
 -----------------------------------------------------
             LARGE-CAP STOCKS--CONTINUED
             -----------------------------------------
             HEALTH CARE--CONTINUED
             -----------------------------------------
       7,200 Bristol-Myers Squibb Co.                    $    528,300
             -----------------------------------------
       7,000 Columbia/HCA Healthcare Corp.                    256,375
             -----------------------------------------
      13,500 (a)Healthsource, Inc.                            290,250
             -----------------------------------------
       3,000 Merck & Co., Inc.                                269,625
             -----------------------------------------
       3,200 Smithkline Beecham, ADR                          280,000
             -----------------------------------------
       5,800 United Healthcare Corp.                          327,700
             -----------------------------------------   ------------
              Total                                         3,327,169
             -----------------------------------------   ------------
             PRODUCER MANUFACTURING--1.8%
             -----------------------------------------
      20,300 ITT Industries, Inc.                             502,425
             -----------------------------------------
      10,300 Ingersoll-Rand Co.                               561,350
             -----------------------------------------
      10,200 (a)Lexmark International Group, Class A          269,025
             -----------------------------------------
       2,400 Loews Corp.                                      233,400
             -----------------------------------------
       6,400 PACCAR, Inc.                                     289,600
             -----------------------------------------   ------------
              Total                                         1,855,800
             -----------------------------------------   ------------
             RETAIL TRADE--1.8%
             -----------------------------------------
      11,600 Dayton-Hudson Corp.                              558,250
             -----------------------------------------
      33,300 (a)K Mart Corp.                                  466,200
             -----------------------------------------
       6,200 (a)Meyer (Fred), Inc.                            284,425
             -----------------------------------------
      17,300 Wal-Mart Stores, Inc.                            514,675
             -----------------------------------------   ------------
              Total                                         1,823,550
             -----------------------------------------   ------------
             SERVICES--1.2%
             -----------------------------------------
       8,300 Block (H&R), Inc.                                273,900
             -----------------------------------------
      12,300 Browning-Ferris Industries, Inc.                 402,825
             -----------------------------------------
      12,000 Readers Digest Association, Inc., Class A        297,000
             -----------------------------------------
       5,500 (a)Viacom, Inc., Class A                         165,688
             -----------------------------------------
       3,100 (a)Viacom, Inc., Class B                          92,031
             -----------------------------------------   ------------
              Total                                         1,231,444
             -----------------------------------------   ------------



FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                        VALUE
   SHARES                                              IN U.S.
  OR UNITS                                             DOLLARS
 ----------- -------------------------------------   ------------

 STOCKS--CONTINUED
 -------------------------------------------------
             LARGE-CAP STOCKS--CONTINUED
             -------------------------------------
             TECHNOLOGY--1.8%
             -------------------------------------
       8,500 AMP, Inc.                               $    349,563
             -------------------------------------
       7,600 (a)Cabletron Systems, Inc.                   334,400
             -------------------------------------
       3,400 International Business Machines Corp.        294,100
             -------------------------------------
       4,400 Lucent Technologies, Inc.                    279,950
             -------------------------------------
       3,700 Raytheon Co.                                 176,675
             -------------------------------------
      10,800 (a)Storage Technology Corp.                  440,100
             -------------------------------------   ------------
              Total                                     1,874,788
             -------------------------------------   ------------
             TRANSPORTATION--0.6%
             -------------------------------------
       9,800 CNF Transportation, Inc.                     316,050
             -------------------------------------
       9,200 (a)KLM Royal Dutch Airlines                  270,250
             -------------------------------------   ------------
              Total                                       586,300
             -------------------------------------   ------------
             UTILITIES--2.7%
             -------------------------------------
       6,400 CMS Energy Corp.                             215,200
             -------------------------------------
       4,700 Coastal Corp.                                235,588
             -------------------------------------
       4,300 (a)Columbia Gas System, Inc.                 276,813
             -------------------------------------
       4,400 FPL Group, Inc.                              204,600
             -------------------------------------
       8,000 GTE Corp.                                    353,000
             -------------------------------------
      10,900 Houston Industries, Inc.                     226,175
             -------------------------------------
      13,200 MCI Communications Corp.                     506,550
             -------------------------------------
       8,500 P G & E Corp.                                196,563
             -------------------------------------
      36,000 (a)Tele-Communications, Inc., Class A        544,500
             -------------------------------------   ------------
              Total                                     2,758,989
             -------------------------------------   ------------
              TOTAL LARGE-CAP STOCKS                   25,622,543
             -------------------------------------   ------------
             SMALL-CAP STOCKS--15.0%
             -------------------------------------
             BASIC INDUSTRY--0.9%
             -------------------------------------
      15,000 (a)Chirex, Inc.                              172,500
             -------------------------------------
       4,000 Donaldson Company, Inc.                      146,500
             -------------------------------------



FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                           VALUE
   SHARES                                                 IN U.S.
  OR UNITS                                                DOLLARS
 ----------- ----------------------------------------   ------------

 STOCKS--CONTINUED
 ----------------------------------------------------
             SMALL-CAP STOCKS--CONTINUED
             ----------------------------------------
             BASIC INDUSTRY--CONTINUED
             ----------------------------------------
       5,300 (a)Fibreboard Corp.                        $    288,188
             ----------------------------------------
       7,000 (a)Royal Group Technologies Ltd.                171,500
             ----------------------------------------
      11,300 Spartech Corp.                                  142,663
             ----------------------------------------   ------------
              Total                                          921,351
             ----------------------------------------   ------------
             CONSUMER DURABLES--0.4%
             ----------------------------------------
       5,500 Carlisle Cos., Inc.                             167,750
             ----------------------------------------
       6,200 (a)Equity Marketing, Inc.                       116,250
             ----------------------------------------
       5,400 Wynns International, Inc.                       133,650
             ----------------------------------------   ------------
              Total                                          417,650
             ----------------------------------------   ------------
             CONSUMER NON-DURABLES--0.6%
             ----------------------------------------
       3,900 (a)Blyth Industries, Inc.                       173,550
             ----------------------------------------
      10,400 (a)North Face, Inc.                             189,800
             ----------------------------------------
       8,700 (a)Sport-Haley Inc.                             165,300
             ----------------------------------------
       8,600 (a)USA Detergents, Inc.                         111,800
             ----------------------------------------   ------------
              Total                                          640,450
             ----------------------------------------   ------------
             ENERGY MINERALS--0.6%
             ----------------------------------------
       3,800 Devon Energy Corp.                              141,550
             ----------------------------------------
       4,200 (a)EVI, Inc.                                    158,025
             ----------------------------------------
       9,000 (a)Tuboscope Vetco International Corp.          146,250
             ----------------------------------------
       3,900 Vintage Petroleum, Inc.                         132,600
             ----------------------------------------   ------------
              Total                                          578,425
             ----------------------------------------   ------------
             FINANCE--2.6%
             ----------------------------------------
       8,800 Aames Financial Corp                            113,300
             ----------------------------------------
       4,200 CMAC Investment Corp.                           174,825
             ----------------------------------------
       9,200 (a)D & N Financial Corp.                        163,300
             ----------------------------------------
       4,590 (a)Delphi Financial Group, Inc., Class A        174,420
             ----------------------------------------
      10,300 (a)Delta Financial Corp.                        164,800
             ----------------------------------------




FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                              VALUE
   SHARES                                                    IN U.S.
  OR UNITS                                                   DOLLARS
 ----------- -------------------------------------------   ------------

 STOCKS--CONTINUED
 -------------------------------------------------------
             SMALL-CAP STOCKS--CONTINUED
             -------------------------------------------
             FINANCE--CONTINUED
             -------------------------------------------
       3,500 Executive Risk, Inc.                          $    182,438
             -------------------------------------------
       6,100 (a)FIRSTPLUS Financial Group, Inc.                 155,550
             -------------------------------------------
       3,500 Frontier Insurance Group, Inc.                     192,063
             -------------------------------------------
       7,500 (a)Leasing Solutions, Inc.                         113,438
             -------------------------------------------
       4,500 Peoples Heritage Financial Group                   149,063
             -------------------------------------------
       8,100 (a)Prime Service, Inc.                             198,450
             -------------------------------------------
       3,800 Redwood Trust, Inc.                                217,075
             -------------------------------------------
       4,800 Sirrom Capital Corp.                               186,600
             -------------------------------------------
      10,600 (a)Southern Pacific Funding                        148,400
             -------------------------------------------
       3,400 TCF Financial Corp.                                144,500
             -------------------------------------------
       4,100 Vesta Insurance Group, Inc.                        188,088
             -------------------------------------------   ------------
              Total                                           2,666,310
             -------------------------------------------   ------------
             HEALTH CARE--1.9%
             -------------------------------------------
       8,800 (a)American HomePatient, Inc.                      171,600
             -------------------------------------------
       7,700 (a)Cambridge Neuroscience, Inc.                     75,075
             -------------------------------------------
       5,100 (a)Curative Technologies, Inc.                     141,844
             -------------------------------------------
      12,600 (a)Cyanotech Corp.                                  83,475
             -------------------------------------------
       9,800 (a)FPA Medical Management, Inc.                    196,000
             -------------------------------------------
       5,600 (a)Genesis Health Ventures, Inc.                   184,100
             -------------------------------------------
       5,650 (a)Medicis Pharmaceutical Corp., Class A           193,513
             -------------------------------------------
      16,900 (a)Prime Medical Services                          188,013
             -------------------------------------------
       7,300 (a)Respironics, Inc.                               147,825
             -------------------------------------------
      10,100 (a)Rotech Medical Corp.                            170,438
             -------------------------------------------
       3,200 Shared Medical Systems Corp.                       169,600
             -------------------------------------------
       4,400 (a)Universal Health Services, Inc., Class B        178,200
             -------------------------------------------
       9,000 (a)VIDAMED, Inc.                                    65,250
             -------------------------------------------   ------------
              Total                                           1,964,933
             -------------------------------------------   ------------



FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                        VALUE
   SHARES                                              IN U.S.
  OR UNITS                                             DOLLARS
 ----------- -------------------------------------   ------------

 STOCKS--CONTINUED
 -------------------------------------------------
             SMALL-CAP STOCKS--CONTINUED
             -------------------------------------
             PRODUCER MANUFACTURING--1.0%
             -------------------------------------
       7,700 (a)AFC Cable Systems, Inc.              $    210,788
             -------------------------------------
       9,200 (a)Ballantyne of Omaha, Inc.                 148,350
             -------------------------------------
       6,600 (a)Cable Design Technologies, Class A        181,500
             -------------------------------------
      23,800 (a)Raster Graphics Inc.                      175,525
             -------------------------------------
       4,300 (a)Sinter Metals, Inc.                       158,563
             -------------------------------------
       7,300 (a)US Office Products Co.                    180,675
             -------------------------------------   ------------
              Total                                     1,055,401
             -------------------------------------   ------------
             RETAIL TRADE--1.6%
             -------------------------------------
       7,700 (a)Amrion, Inc.                              179,025
             -------------------------------------
       3,400 (a)CDW Computer Centers, Inc.                166,600
             -------------------------------------
       7,700 (a)Central Garden & Pet Co.                  185,763
             -------------------------------------
       4,500 (a)Express Scripts, Inc., Class A            205,313
             -------------------------------------
       9,600 (a)Just For Feet, Inc.                       188,400
             -------------------------------------
       5,700 (a)Microage, Inc.                            103,313
             -------------------------------------
      10,900 (a)Paul Harris Stores, Inc.                  189,388
             -------------------------------------
       4,700 (a)Pomeroy Computer Resources                108,100
             -------------------------------------
       4,100 (a)Proffitts, Inc.                           163,488
             -------------------------------------
       4,000 Riser Foods, Inc.                            166,750
             -------------------------------------   ------------
              Total                                     1,656,140
             -------------------------------------   ------------
             SERVICES--1.4%
             -------------------------------------
       5,600 (a)American Radio Systems Corp.              208,600
             -------------------------------------
       5,400 (a)BARRA, Inc.                               159,300
             -------------------------------------
       3,300 (a)Caribiner International, Inc.             213,675
             -------------------------------------
       7,500 (a)FactSet Research Systems                  146,250
             -------------------------------------
       3,200 (a)Newpark Resources, Inc.                   168,000
             -------------------------------------
       6,400 (a)Personnel Group of America, Inc.          194,400
             -------------------------------------
       9,600 (a)Prime Hospitality Corp.                   178,800
             -------------------------------------



FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                         VALUE
   SHARES                                               IN U.S.
  OR UNITS                                              DOLLARS
 ----------- --------------------------------------   ------------

 STOCKS--CONTINUED
 --------------------------------------------------
             SMALL-CAP STOCKS--CONTINUED
             --------------------------------------
             SERVICES--CONTINUED
             --------------------------------------
       5,400 (a)SFX Broadcasting, Inc.                $    174,150
             --------------------------------------   ------------
              Total                                      1,443,175
             --------------------------------------   ------------
             TECHNOLOGY--3.4%
             --------------------------------------
      13,800 (a)ACT Networks, Inc.                         243,225
             --------------------------------------
       5,200 (a)Adtran, Inc.                               139,100
             --------------------------------------
       8,200 (a)Alphanet Solutions, Inc.                   154,775
             --------------------------------------
       5,900 (a)Anadigics, Inc.                            195,438
             --------------------------------------
      24,100 (a)Award Software International, Inc.         325,350
             --------------------------------------
       8,300 (a)BA Merchant Services, Inc., Class A        135,913
             --------------------------------------
      10,000 (a)Benchmarq Microelectronics, Inc.           201,250
             --------------------------------------
       5,900 (a)Claremont Technology Group                 134,963
             --------------------------------------
       6,700 (a)Cybex Computer Products Corp.              121,856
             --------------------------------------
       4,100 (a)Ducommun, Inc.                             107,625
             --------------------------------------
       4,000 (a)Dynatech Corp.                             150,000
             --------------------------------------
       6,800 (a)ESS Technology, Inc.                       105,400
             --------------------------------------
       5,500 (a)Elexsys International, Inc.                 82,500
             --------------------------------------
      10,400 (a)Exar Corp.                                 191,100
             --------------------------------------
       6,300 (a)II-VI, Inc.                                122,850
             --------------------------------------
       5,100 (a)Integrated Measurement Systems, Inc         85,425
             --------------------------------------
      10,300 (a)Mastech Corp.                              185,400
             --------------------------------------
      10,200 (a)Micro Linear Corp.                         204,000
             --------------------------------------
       3,200 (a)National Processing, Inc.                   26,800
             --------------------------------------
       9,100 (a)Network General Corp.                      167,213
             --------------------------------------
       2,800 (a)Perceptron, Inc.                            79,100
             --------------------------------------
       5,900 (a)Stratasys, Inc.                            140,494
             --------------------------------------
       8,200 (a)Tollgrade Communications, Inc.             190,650
             --------------------------------------   ------------
              Total                                      3,490,427
             --------------------------------------   ------------



FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                   VALUE
   SHARES                                                         IN U.S.
  OR UNITS                                                        DOLLARS
 ----------- ------------------------------------------------   ------------

 STOCKS--CONTINUED
 ------------------------------------------------------------
             SMALL-CAP STOCKS--CONTINUED
             ------------------------------------------------
             TRANSPORTATION--0.2%
             ------------------------------------------------
       6,100 (a)Atlas Air, Inc.                                 $    175,375
             ------------------------------------------------   ------------
             UTILITIES--0.4%
             ------------------------------------------------
       3,400 CMS Energy Corp.                                        114,325
             ------------------------------------------------
       3,300 (a)Calenergy, Inc.                                      136,125
             ------------------------------------------------
       1,900 Cincinnati Bell, Inc.                                   116,850
             ------------------------------------------------   ------------
              Total                                                  367,300
             ------------------------------------------------   ------------
              TOTAL SMALL-CAP STOCKS                              15,376,937
             ------------------------------------------------   ------------
             FOREIGN EQUITY--19.2%
             ------------------------------------------------
             ARGENTINA--0.3%
             ------------------------------------------------
      20,000 (a)Acindar Industria Argentina de Aceros SA              47,324
             ------------------------------------------------
       1,178 Banco Frances del Rio de la Plata S.A., ADR              38,727
             ------------------------------------------------
       4,523 (a)Compania Naviera Perez Companc SA, Class B            34,618
             ------------------------------------------------
         802 (a)IRSA Inversiones y Representaciones S.A., GDR         31,378
             ------------------------------------------------
       1,500 (a)Telecom Argentina S.A., ADR                           80,063
             ------------------------------------------------
       2,400 Telefonica De Argentina ADR                              87,000
             ------------------------------------------------   ------------
              Total                                                  319,110
             ------------------------------------------------   ------------
             AUSTRALIA--0.6%
             ------------------------------------------------
      20,000 (a)Coles Myer                                            93,320
             ------------------------------------------------
      20,000 (a)News Corp., Ltd.                                      88,811
             ------------------------------------------------
      33,000 Oil Search Ltd.                                          82,770
             ------------------------------------------------
      75,000 (a)Queensland Metals Corp. NL                            83,403
             ------------------------------------------------
      15,000 Westpac Banking Corp. Ltd.                               81,461
             ------------------------------------------------
      25,000 Woodside Petroleum Ltd.                                 211,079
             ------------------------------------------------   ------------
              Total                                                  640,844
             ------------------------------------------------   ------------
             BELGIUM--0.1%
             ------------------------------------------------
       1,800 Delhaize-Le Lion                                         89,515
             ------------------------------------------------   ------------



FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                   VALUE
   SHARES                                                         IN U.S.
  OR UNITS                                                        DOLLARS
 ----------- ------------------------------------------------   ------------

 STOCKS--CONTINUED
 ------------------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             ------------------------------------------------
             BRAZIL--0.6%
             ------------------------------------------------
      66,000 Banco Itau SA, Preference                          $     33,909
             ------------------------------------------------
       2,700 (a)COFAP-Cia Fabricadora de Pecas, Preference            27,744
             ------------------------------------------------
     218,000 Centrais Eletricas Brasileiras SA, Preference,
             Series B                                                107,320
             ------------------------------------------------
     937,000 Companhia Energetica de Minas Gerais, Preference         42,889
             ------------------------------------------------
     100,000 Light Participacoes SA                                   32,880
             ------------------------------------------------
     512,000 (a)Petroleo Brasileiro SA, Preference                   122,440
             ------------------------------------------------
   1,211,000 Telecomunicacoes Brasileiras SA                         157,797
             ------------------------------------------------
      14,249 (a)Telecomunicacoes de Sao Paulo SA Rights                  479
             ------------------------------------------------
     327,000 Telecomunicacoes de Sao Paulo SA, Preference            112,105
             ------------------------------------------------   ------------
              Total                                                  637,563
             ------------------------------------------------   ------------
             CHILE--0.1%
             ------------------------------------------------
         500 (a)Banco BHIF, ADR                                       10,438
             ------------------------------------------------
         400 (a)Banco de A. Edwards, ADR                               8,350
             ------------------------------------------------
         500 (a)(b)Chilectra S.A., ADR                                13,520
             ------------------------------------------------
         425 Compania Telecomunicacion Chile, ADR                     14,556
             ------------------------------------------------
         200 Sociedad Quimica Y Minera De Chile, ADR                  13,000
             ------------------------------------------------   ------------
              Total                                                   59,864
             ------------------------------------------------   ------------
             COLOMBIA--0.0%
             ------------------------------------------------
         800 Banco Ganadero SA, ADR                                   30,600
             ------------------------------------------------
         900 Banco Industrial Colombiano, ADR                         15,863
             ------------------------------------------------   ------------
              Total                                                   46,463
             ------------------------------------------------   ------------
             DENMARK--0.2%
             ------------------------------------------------
       2,050 (a)Sydbank AS                                            97,630
             ------------------------------------------------
       1,450 Unidanmark A                                             75,738
             ------------------------------------------------   ------------
              Total                                                  173,368
             ------------------------------------------------   ------------
             FRANCE--1.2%
             ------------------------------------------------
       1,528 AXA                                                      91,422
             ------------------------------------------------



FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                           VALUE
   SHARES                                                 IN U.S.
  OR UNITS                                                DOLLARS
 ----------- ----------------------------------------   ------------

 STOCKS--CONTINUED
 ----------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             ----------------------------------------
             FRANCE--CONTINUED
             ----------------------------------------
       1,410 (a)CLF-Dexia France                        $    131,609
             ----------------------------------------
       1,100 Casino Ord                                       49,546
             ----------------------------------------
       1,200 Compagnie Financiere de Paribas, Class A         77,242
             ----------------------------------------
         450 Compagnie de Saint Gobain                        62,108
             ----------------------------------------
         560 Financiere Sogeparc SA                           75,642
             ----------------------------------------
       1,000 Groupe Danon BSN SA                             150,487
             ----------------------------------------
         480 LVMH (Moet-Hennessy)                            116,205
             ----------------------------------------
         660 Rhone-Poulenc Rorer, Inc.                        49,665
             ----------------------------------------
       3,300 Schneider SA                                    158,468
             ----------------------------------------
       2,370 Scor SA                                          95,627
             ----------------------------------------
       1,061 Total SA-B                                       97,012
             ----------------------------------------   ------------
              Total                                        1,155,033
             ----------------------------------------   ------------
             GERMANY, FEDERAL REPUBLIC OF--1.3%
             ----------------------------------------
       4,025 Bayer AG                                        156,021
             ----------------------------------------
       3,300 (a)Commerzbank AG, Frankfurt                     96,928
             ----------------------------------------
       2,260 (a)Daimler Benz AG                              173,887
             ----------------------------------------
       1,380 Deutsche Bank, AG                                76,465
             ----------------------------------------
       4,150 Dresdner Bank AG, Frankfurt                     145,205
             ----------------------------------------
         256 Gea AG, Vorzugsaktien                           103,353
             ----------------------------------------
         359 Mannesmann AG                                   145,776
             ----------------------------------------
         945 Schwarz Pharma                                   70,221
             ----------------------------------------
       1,250 Siemens AG                                       70,454
             ----------------------------------------
       3,150 Skw Trostberg                                   104,134
             ----------------------------------------
         500 Thyssen AG                                      113,510
             ----------------------------------------
       1,735 Veba AG                                          98,064
             ----------------------------------------   ------------
              Total                                        1,354,018
             ----------------------------------------   ------------



FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                               VALUE
   SHARES                                                     IN U.S.
  OR UNITS                                                    DOLLARS
 ----------- --------------------------------------------   ------------

 STOCKS--CONTINUED
 --------------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             --------------------------------------------
             HONG KONG--1.2%
             --------------------------------------------
       6,000 (a)Beijing Enterprises                         $     35,000
             --------------------------------------------
      18,000 (a)Cheung Kong                                      184,100
             --------------------------------------------
     160,000 China EB-IHD Holdings Ltd.                          245,725
             --------------------------------------------
      23,000 China Resources Enterprises Ltd.                     80,738
             --------------------------------------------
      22,000 Citic Pacific Ltd.                                  125,779
             --------------------------------------------
      35,000 Great Eagle Holdings                                123,766
             --------------------------------------------
       2,429 HSBC Holdings PLC                                    73,668
             --------------------------------------------
       5,000 (a)Hong Kong Telecommunications, Ltd., ADR          111,090
             --------------------------------------------
      11,000 Hutchison Whampoa                                    91,566
             --------------------------------------------
      16,000 (a)New World Development Co. Ltd.                   101,594
             --------------------------------------------
      74,000 Sino Land Co.                                        86,430
             --------------------------------------------   ------------
              Total                                            1,259,456
             --------------------------------------------   ------------
             INDONESIA--0.1%
             --------------------------------------------
      47,000 Lippo Bank                                           47,338
             --------------------------------------------
      14,000 PT Indosat                                           41,727
             --------------------------------------------
      23,500 (a)PT Putra Surya Multidana                          28,016
             --------------------------------------------
      29,467 PT Steady Safe                                       32,405
             --------------------------------------------   ------------
              Total                                              149,486
             --------------------------------------------   ------------
             IRELAND--0.2%
             --------------------------------------------
       4,150 (a)Elan Corp. PLC, ADR                              169,113
             --------------------------------------------   ------------
             ITALY--0.3%
             --------------------------------------------
      14,000 Edison Ord                                           66,346
             --------------------------------------------
      10,300 Eni                                                  51,365
             --------------------------------------------
         595 (a)La Rinascente S.P.A. Warrants, 12/31/1999            225
             --------------------------------------------
      18,000 STET Societa Finanziaria Telefonica S.P.A.           90,826
             --------------------------------------------
      42,000 Telecom Italia Mobile                               123,190
             --------------------------------------------   ------------
              Total                                              331,952
             --------------------------------------------   ------------



FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                          VALUE
   SHARES                                                IN U.S.
  OR UNITS                                               DOLLARS
 ----------- ---------------------------------------   ------------

 STOCKS--CONTINUED
 ---------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             ---------------------------------------
             JAPAN--5.7%
             ---------------------------------------
       8,000 Canare Electric Co. Ltd.                  $    267,926
             ---------------------------------------
       9,600 Circle K Japan Co. Ltd.                        511,945
             ---------------------------------------
      30,000 Hitachi Ltd.                                   319,450
             ---------------------------------------
       8,000 Hitachi Maxell                                 185,487
             ---------------------------------------
       4,000 Honda Motor Co. Ltd.                           117,475
             ---------------------------------------
       5,000 Ito-Yokado Co., Ltd.                           285,101
             ---------------------------------------
       2,000 Mabuchi Motor Co.                              113,697
             ---------------------------------------
       7,000 Matsushita Kotobuki Electric                   251,267
             ---------------------------------------
      30,000 (a)Minolta Co.                                 198,626
             ---------------------------------------
      24,000 (a)Mitsubishi Estate Co. Ltd.                  327,694
             ---------------------------------------
      14,000 Mitsubishi Trust & Banking Corp., Tokyo        200,773
             ---------------------------------------
     140,000 (a)Mitsui Osk Lines                            312,580
             ---------------------------------------
       2,000 Nintendo Corp. Ltd.                            156,290
             ---------------------------------------
          60 Nippon Telegraph & Telephone Corp.             571,919
             ---------------------------------------
      15,000 Nissei ASB Machine Co.                         186,775
             ---------------------------------------
      12,000 Sankyo Co. Ltd.                                380,249
             ---------------------------------------
       3,000 Sony Corp.                                     252,726
             ---------------------------------------
      12,000 Sumitomo Bank Ltd., Osaka                      165,908
             ---------------------------------------
      50,000 (a)Sumitomo Realty & Development               392,872
             ---------------------------------------
      18,000 (a)Sumitomo Trust & Banking                    159,210
             ---------------------------------------
      21,000 Taiyo Yuden Co                                 335,423
             ---------------------------------------
      33,000 Tokyu Land Corp                                137,724
             ---------------------------------------   ------------
              Total                                       5,831,117
             ---------------------------------------   ------------
             KOREA, REPUBLIC OF--0.3%
             ---------------------------------------
       2,202 Kookmin Bank                                    39,829
             ---------------------------------------
       2,120 Korea Electric Power Corp.                      65,395
             ---------------------------------------
       2,781 (a)SK Telecom Co. Ltd., ADR                     25,724
             ---------------------------------------




FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                  VALUE
   SHARES                                                        IN U.S.
  OR UNITS                                                       DOLLARS
 ----------- -----------------------------------------------   ------------

 STOCKS--CONTINUED
 -----------------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             -----------------------------------------------
             KOREA, REPUBLIC OF--CONTINUED
             -----------------------------------------------
         251 (a)Samsung Electronics Co.                        $     24,711
             -----------------------------------------------
         251 Samsung Electronics Co. Rights expire 7/1/97               192
             -----------------------------------------------
       3,260 Shinhan Bank                                            42,214
             -----------------------------------------------
       1,270 (a)Sindo Ricoh Co.                                      73,223
             -----------------------------------------------   ------------
              Total                                                 271,288
             -----------------------------------------------   ------------
             MALAYSIA--0.2%
             -----------------------------------------------
      64,000 Berjaya Group                                           84,562
             -----------------------------------------------
       4,000 Malayan Banking                                         42,186
             -----------------------------------------------
       1,000 Malayan United Industries                                  732
             -----------------------------------------------
      15,000 UMW Holdings                                            77,009
             -----------------------------------------------   ------------
              Total                                                 204,489
             -----------------------------------------------   ------------
             MEXICO--0.3%
             -----------------------------------------------
       2,000 Empresas ICA Sociedad Controladora S.A., ADR            29,000
             -----------------------------------------------
      13,000 Fomento Economico Mexicano, SA de C.V., Class B         69,035
             -----------------------------------------------
     215,000 (a)(b)Grupo Financiero Bancomer, S.A. de C.V.,
             Class B, ADR                                            80,737
             -----------------------------------------------
       1,200 Pan American Beverage, Class A                          34,800
             -----------------------------------------------
       2,300 Telefonos de Mexico, Class L, ADR                      102,063
             -----------------------------------------------
       1,800 (a)Tubos de Acero de Mexico SA, ADR                     31,500
             -----------------------------------------------   ------------
              Total                                                 347,135
             -----------------------------------------------   ------------
             NETHERLANDS--0.8%
             -----------------------------------------------
       8,537 (a)ABN Amro Holding                                    157,640
             -----------------------------------------------
       2,800 ABN-Amro Holdings N.V., ADR                             52,150
             -----------------------------------------------
         610 Akzo Nobel N.V.                                         81,132
             -----------------------------------------------
       5,252 Bols Wessanen (kon.)                                    99,986
             -----------------------------------------------
       3,948 Boskalis Westminster N.V.                               82,964
             -----------------------------------------------
       1,005 (a)Hunter Douglas N.V.                                  88,607
             -----------------------------------------------
       1,935 ING Groep, N.V.                                         85,452
             -----------------------------------------------




FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                      VALUE
   SHARES                                                            IN U.S.
  OR UNITS                                                           DOLLARS
 ----------- ---------------------------------------------------   ------------

 STOCKS--CONTINUED
 ---------------------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             ---------------------------------------------------
             NETHERLANDS--CONTINUED
             ---------------------------------------------------
       4,500 VNU--Verenigde Nederlandse Uitgeversbedrijven
             Verenigd Bezit                                        $    101,586
             ---------------------------------------------------
         505 Wolters Kluwer N.V.                                         60,705
             ---------------------------------------------------   ------------
              Total                                                     810,222
             ---------------------------------------------------   ------------
             NEW ZEALAND--0.1%
             ---------------------------------------------------
      22,000 Air New Zealand Ltd., Class B                               65,090
             ---------------------------------------------------
     154,000 (a)Guiness Peat Group PLC                                   88,152
             ---------------------------------------------------   ------------
              Total                                                     153,242
             ---------------------------------------------------   ------------
             PAKISTAN--0.1%
             ---------------------------------------------------
       2,400 (a)(b)Hub Power Co., GDR                                    56,040
             ---------------------------------------------------   ------------
             PHILIPPINES--0.1%
             ---------------------------------------------------
     114,000 (a)Belle Corp.                                              30,256
             ---------------------------------------------------
      66,600 (a)Filinvest Land, Inc.                                     15,151
             ---------------------------------------------------
       1,600 Philippine Commercial International Bank                    15,621
             ---------------------------------------------------
     362,000 (a)Universal Rightfield Property                            38,430
             ---------------------------------------------------   ------------
              Total                                                      99,458
             ---------------------------------------------------   ------------
             SINGAPORE--0.3%
             ---------------------------------------------------
       7,000 City Developments Ltd.                                      65,091
             ---------------------------------------------------
       2,000 Singapore Press Holdings Ltd.                               39,852
             ---------------------------------------------------
      10,000 (a)Straits Steamship Land Ltd.                              29,784
             ---------------------------------------------------
       2,500 (a)Straits Steamship Land Ltd. Warrants, 12/12/2000          2,342
             ---------------------------------------------------
      23,000 (a)(b)Want Want Holdings                                    83,260
             ---------------------------------------------------
      17,000 Wing Tai Holdings, Ltd.                                     50,633
             ---------------------------------------------------   ------------
              Total                                                     270,962
             ---------------------------------------------------   ------------
             SPAIN--0.5%
             ---------------------------------------------------
       1,200 Empresa Nac De Electridad                                   91,644
             ---------------------------------------------------
       2,350 Repsol SA                                                   98,350
             ---------------------------------------------------
       3,750 Telefonica de Espana                                       108,173
             ---------------------------------------------------



FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                           VALUE
   SHARES                                                 IN U.S.
  OR UNITS                                                DOLLARS
 ----------- ----------------------------------------   ------------

 STOCKS--CONTINUED
 ----------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             ----------------------------------------
             SPAIN--CONTINUED
             ----------------------------------------
       2,600 Vidrala SA                                 $    109,353
             ----------------------------------------
         693 Zardoya-Otis SA                                  86,769
             ----------------------------------------   ------------
              Total                                          494,289
             ----------------------------------------   ------------
             SWEDEN--0.3%
             ----------------------------------------
       7,100 Munksjo AB                                       68,699
             ----------------------------------------
      19,000 Skand Enskilda BKN, Class A                     196,099
             ----------------------------------------
       1,420 Skandia Forsakrings AB                           50,104
             ----------------------------------------   ------------
              Total                                          314,902
             ----------------------------------------   ------------
             SWITZERLAND--1.2%
             ----------------------------------------
          60 ABB AG                                           82,265
             ----------------------------------------
         800 Credit Suisse Group--Registered                 100,395
             ----------------------------------------
         180 Holderbank Financiere Glaris AG, Class B        157,837
             ----------------------------------------
         120 Nestle SA                                       149,110
             ----------------------------------------
         113 Novartis AG--Registered                         153,177
             ----------------------------------------
         450 Oerlikon-Buhrle Holding AG                       52,104
             ----------------------------------------
          12 (a)Roche Holding AG                             106,580
             ----------------------------------------
         106 (a)Swissair AG                                  107,916
             ----------------------------------------
         143 UBS--Union Bank of Switzerland                  156,690
             ----------------------------------------
         440 Zurich Versicherungsgesellschaft                161,536
             ----------------------------------------   ------------
              Total                                        1,227,610
             ----------------------------------------   ------------
             THAILAND--0.0%
             ----------------------------------------
       1,200 Bangkok Bank Public Co., Ltd.                    10,754
             ----------------------------------------   ------------
             UNITED KINGDOM--3.1%
             ----------------------------------------
       4,393 Barclays PLC                                     85,445
             ----------------------------------------
       6,700 Bass PLC                                         87,298
             ----------------------------------------
       6,440 Boc Group PLC                                   108,194
             ----------------------------------------
       3,800 Boots Co. PLC                                    44,011
             ----------------------------------------



FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                      VALUE
  SHARES OR                                          IN U.S.
    UNITS                                            DOLLARS
 ----------- -----------------------------------   ------------

 STOCKS--CONTINUED
 -----------------------------------------------
             FOREIGN EQUITY--CONTINUED
             -----------------------------------
             UNITED KINGDOM--CONTINUED
             -----------------------------------
       5,041 British Aerospace PLC                 $    102,502
             -----------------------------------
       9,160 British Petroleum Co. PLC                  109,387
             -----------------------------------
       7,400 British Telecommunication PLC               53,627
             -----------------------------------
       6,000 Burmah Castrol                             104,041
             -----------------------------------
      13,687 Cadbury Schweppes PLC                      122,697
             -----------------------------------
      11,400 Compass Group                              127,185
             -----------------------------------
      26,119 Cookson Group                              100,408
             -----------------------------------
      12,000 Cowie Group PLC                             69,884
             -----------------------------------
      19,710 David S. Smith (Holdings) PLC               71,579
             -----------------------------------
      11,600 Delta PLC                                   61,103
             -----------------------------------
       4,035 EMI Group PLC                               77,360
             -----------------------------------
      21,900 FKI PLC                                     63,769
             -----------------------------------
       6,406 GKN PLC                                    110,871
             -----------------------------------
       6,280 General Accident                            92,561
             -----------------------------------
      10,890 General Electric Co. PLC                    62,173
             -----------------------------------
       5,052 Glaxo Wellcome PLC                         100,990
             -----------------------------------
       6,200 Granada Group PLC                           88,035
             -----------------------------------
       8,458 (a)Grand Metropolitan PLC                   78,589
             -----------------------------------
      17,613 Guardian Royal Exchange                     80,675
             -----------------------------------
       8,000 (a)Imperial Chemical Industries PLC        106,658
             -----------------------------------
         221 Inchcape PLC                                 1,041
             -----------------------------------
      13,354 Ladbroke Group PLC                          50,244
             -----------------------------------
       8,500 Marks & Spencer PLC                         70,671
             -----------------------------------
      20,600 Mirror Group PLC                            73,800
             -----------------------------------
      10,170 Morgan Crucible Co                          76,030
             -----------------------------------
       4,600 Pearson                                     54,180
             -----------------------------------
       2,653 RTZ Corp. PLC                               45,569
             -----------------------------------



FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

   SHARES,
  UNITS OR                                                        VALUE
  PRINCIPAL                                                      IN U.S.
   AMOUNT                                                        DOLLARS
 ----------- -----------------------------------------------   ------------

 STOCKS--CONTINUED
 -----------------------------------------------------------
             FOREIGN EQUITY--CONTINUED
             -----------------------------------------------
             UNITED KINGDOM--CONTINUED
             -----------------------------------------------
       4,800 Rank Group PLC                                    $     33,764
             -----------------------------------------------
       4,758 Reckitt & Colman PLC                                    67,093
             -----------------------------------------------
      10,200 Reed International PLC                                 100,281
             -----------------------------------------------
      31,600 Rugby Group PLC                                         60,998
             -----------------------------------------------
      16,266 Salvesen Christian                                      63,595
             -----------------------------------------------
      28,250 Sedgwick Group PLC                                      57,766
             -----------------------------------------------
       5,942 Siebe PLC                                               93,509
             -----------------------------------------------
       5,861 Smithkline Beecham PLC                                 100,767
             -----------------------------------------------
      12,841 Tomkins PLC                                             55,771
             -----------------------------------------------
       2,720 Zeneca Group                                            82,818
             -----------------------------------------------   ------------
              Total                                               3,196,939
             -----------------------------------------------   ------------
              TOTAL FOREIGN EQUITY                               19,674,232
             -----------------------------------------------   ------------
              TOTAL STOCKS (IDENTIFIED COST $51,467,556)         60,673,712
             -----------------------------------------------   ------------
 BONDS--29.8%
 -----------------------------------------------------------
             TREASURY--13.4%
             -----------------------------------------------
 $   635,000 United States Treasury Note, 5.000%, 2/15/1999         623,653
             -----------------------------------------------
   1,200,000 United States Treasury Note, 5.500%, 12/31/2000      1,165,056
             -----------------------------------------------
     500,000 United States Treasury Note, 6.250%, 2/15/2003         493,280
             -----------------------------------------------
   1,500,000 United States Treasury Note, 6.250%, 2/28/2002       1,484,700
             -----------------------------------------------
     975,000 United States Treasury Note, 6.375%, 3/31/2001         972,407
             -----------------------------------------------
   1,605,000 United States Treasury Note, 6.375%, 8/15/2002       1,595,996
             -----------------------------------------------
   2,310,000 United States Treasury Note, 6.375%, 9/30/2001       2,300,021
             -----------------------------------------------
   2,025,000 United States Treasury Note, 6.500%, 5/15/2005       2,006,775
             -----------------------------------------------
   1,000,000 United States Treasury Note, 6.625%, 3/31/2002       1,004,660
             -----------------------------------------------
   1,630,000 United States Treasury Note, 6.875%, 5/15/2006       1,650,994
             -----------------------------------------------
     350,000 United States Treasury Note, 7.500%, 2/15/2005         367,931
             -----------------------------------------------   ------------
              TOTAL TREASURY                                     13,665,473
             -----------------------------------------------   ------------



FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                     VALUE
  PRINCIPAL                                                         IN U.S.
   AMOUNT                                                           DOLLARS
 ----------- --------------------------------------------------   ------------

 BONDS--CONTINUED
 --------------------------------------------------------------
             MORTGAGE-BACKED SECURITIES--4.6%
             --------------------------------------------------
             GOVERNMENT AGENCY--4.6%
             --------------------------------------------------
 $   497,504 Federal Home Loan Mortgage Corp., 7.00%, 1/1/2027    $    485,066
             --------------------------------------------------
     317,660 Federal Home Loan Mortgage Corp., 7.50%, 10/1/2025        317,561
             --------------------------------------------------
     158,726 Federal Home Loan Mortgage Corp., 7.00%, 4/1/2009         158,628
             --------------------------------------------------
     462,174 Federal Home Loan Mortgage Corp., 6.50%, 10/1/2010        452,048
             --------------------------------------------------
      78,541 Federal National Mortgage Association, 7.00%,
             5/1/2001                                                   79,105
             --------------------------------------------------
     202,701 Federal National Mortgage Association, 8.00%,
             7/1/2023                                                  207,262
             --------------------------------------------------
     452,031 Federal National Mortgage Association, 7.00%,
             8/1/2011                                                  449,911
             --------------------------------------------------
     524,193 Federal National Mortgage Association, 6.50%,
             7/1/2026                                                  498,094
             --------------------------------------------------
     480,478 Federal National Mortgage Association, 7.50%,
             8/1/2026                                                  478,527
             --------------------------------------------------
     204,071 Government National Mortgage Association, 9.00%,
             10/15/2019                                                217,399
             --------------------------------------------------
     428,407 Government National Mortgage Association, 8.50%,
             10/15/2022                                                447,553
             --------------------------------------------------
     444,601 Government National Mortgage Association, 8.00%,
             7/15/2025                                                 453,075
             --------------------------------------------------
     498,388 Government National Mortgage Association, 7.00%,
             10/15/2026                                                484,683
             --------------------------------------------------   ------------
              TOTAL MORTGAGE-BACKED SECURITIES                       4,728,912
             --------------------------------------------------   ------------
             INVESTMENT GRADE BONDS--2.9%
             --------------------------------------------------
             BANKING--0.8%
             --------------------------------------------------
     250,000 Bank Of Montreal, Sub. Note, 7.80%, 4/1/2007              258,273
             --------------------------------------------------
     250,000 Exp-Imp BK Korea, Note, 6.50%, 5/15/2000                  248,014
             --------------------------------------------------
     250,000 Santander Finance Issuances, Bank Guarantee,
             7.875%, 4/15/2005                                         258,400
             --------------------------------------------------   ------------
              Total                                                    764,687
             --------------------------------------------------   ------------
             CABLE TELEVISION--0.3%
             --------------------------------------------------
     230,000 Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013        260,107
             --------------------------------------------------   ------------
             CHEMICALS & PLASTICS--0.2%
             --------------------------------------------------
     250,000 (b)Bayer Corp., Deb., 6.50%, 10/1/2002                    246,025
             --------------------------------------------------   ------------
             FINANCIAL INTERMEDIARIES--0.3%
             --------------------------------------------------
     150,000 DLJ, Note, 6.875%, 11/1/2005                              144,990
             --------------------------------------------------



FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                      VALUE
  PRINCIPAL                                                          IN U.S.
   AMOUNT                                                            DOLLARS
 ----------- ---------------------------------------------------   ------------

 BONDS--CONTINUED
 ---------------------------------------------------------------
             INVESTMENT GRADE BONDS--CONTINUED
             ---------------------------------------------------
             FINANCIAL INTERMEDIARIES--CONTINUED
             ---------------------------------------------------
 $   200,000 Green Tree Financial Corp, Sr. Sub. Note, 10.25%,
             6/1/2002                                              $    226,326
             ---------------------------------------------------   ------------
              Total                                                     371,316
             ---------------------------------------------------   ------------
             FOOD & DRUG RETAILERS--0.3%
             ---------------------------------------------------
     250,000 Hook-Superx, Inc., Sr. Note, 10.125%, 6/1/2002             263,393
             ---------------------------------------------------   ------------
             INDUSTRIAL PRODUCTS & EQUIPMENT--0.3%
             ---------------------------------------------------
     250,000 Joy Technologies Inc, Sr. Note, 10.25%, 9/1/2003           272,965
             ---------------------------------------------------   ------------
             INSURANCE--0.1%
             ---------------------------------------------------
     100,000 American General Corp., S.F. Deb., 9.625%, 2/1/2018        106,575
             ---------------------------------------------------   ------------
             LEISURE & ENTERTAINMENT--0.2%
             ---------------------------------------------------
     250,000 Viacom, Inc., Sr. Note, 7.75%, 6/1/2005                    248,813
             ---------------------------------------------------   ------------
             METALS & MINING--0.2%
             ---------------------------------------------------
     250,000 (b)Southern Peru Ltd., Note, 7.90%, 5/30/2007              252,423
             ---------------------------------------------------   ------------
             SOVEREIGN GOVERNMENT--0.2%
             ---------------------------------------------------
     250,000 Republic of Colombia, Note, 7.25%, 2/15/2003               241,875
             ---------------------------------------------------   ------------
              TOTAL INVESTMENT GRADE BONDS                            3,028,179
             ---------------------------------------------------   ------------
             HIGH-YIELD BONDS--3.9%
             ---------------------------------------------------
             AUTOMOBILE--0.1%
             ---------------------------------------------------
      25,000 (b)Collins & Aikman Products, Sr. Sub. Note,
             11.50%, 4/15/2006                                           28,094
             ---------------------------------------------------
      50,000 Lear Corporation, Sub. Note, 9.50%, 7/15/2006               52,813
             ---------------------------------------------------   ------------
              Total                                                      80,907
             ---------------------------------------------------   ------------
             BANKING--0.1%
             ---------------------------------------------------
       1,000 California Federal Preferred Capital Corp., REIT
             Perpetual
             Pfd. Stock, Series A, $2.28                                 25,500
             ---------------------------------------------------
      50,000 First Nationwide Escrow, Sr. Sub. Note, 10.625%,
             10/1/2003                                                   54,500
             ---------------------------------------------------   ------------
              Total                                                      80,000
             ---------------------------------------------------   ------------



FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            IN U.S.
  OR UNITS                                                           DOLLARS
 ----------- ---------------------------------------------------   ------------

 BONDS--CONTINUED
 ---------------------------------------------------------------
             HIGH-YIELD BONDS--CONTINUED
             ---------------------------------------------------
             BROADCAST RADIO & TV--0.3%
             ---------------------------------------------------
             American Radio Systems Corp., 511 Exchangeable Pfd.
             Shares, $11.375                                       $     54,422
             ---------------------------------------------------
             (b)Chancellor Broadcasting Co., 500 Exchangeable
             Pfd. Shares,
             12.00%                                                      54,125
             ---------------------------------------------------
 $    37,000 Chancellor Radio Broad., Sr. Sub. Note, 12.50%,
             10/1/2004                                                   43,475
             ---------------------------------------------------
      50,000 Heritage Media Corp., Sr. Sub. Note, 8.75%,
             2/15/2006                                                   51,813
             ---------------------------------------------------
             (b)Sinclair Broadcast Group, Inc., 500 Pfd. Shares,
             Series A, $11.625                                           53,000
             ---------------------------------------------------
      50,000 Young Broadcasting Corp., Sr. Sub. Note, 10.125%,
             2/15/2005                                                   52,500
             ---------------------------------------------------   ------------
              Total                                                     309,335
             ---------------------------------------------------   ------------
             BUSINESS EQUIPMENT & SERVICES--0.1%
             ---------------------------------------------------
      50,000 Knoll, Inc., Sr. Sub. Note, 10.875%, 3/15/2006              55,125
             ---------------------------------------------------
      25,000 United Stationers Supply, Sr. Sub. Note, 12.75%,
             5/1/2005                                                    27,969
             ---------------------------------------------------   ------------
              Total                                                      83,094
             ---------------------------------------------------   ------------
             CABLE TELEVISION--0.4%
             ---------------------------------------------------
      25,000 Australis Holding Pty Ltd, Unit, 0/15.00%,
             11/1/2002                                                   15,125
             ---------------------------------------------------
          25 Australis Holdings Pty Limited--Warrant                          0
             ---------------------------------------------------
      50,000 Bell Cablemedia PLC, Sr. Disc. Note, 0/11.95%,
             7/15/2004                                                   44,750
             ---------------------------------------------------
          14 (b)CS Wireless Systems, Inc., Unit, 0/11.75%,
             3/1/2006                                                         0
             ---------------------------------------------------
      25,000 Cablevision Systems Corp., Sr. Sub. Note, 9.875%,
             5/15/2006                                                   26,063
             ---------------------------------------------------
      25,000 Cablevision Systems, Sr. Sub. Note, 9.25%,
             11/1/2005                                                   25,250
             ---------------------------------------------------
      50,000 Charter Communication Southeast, Sr. Note, 11.25%,
             3/15/2006                                                   53,500
             ---------------------------------------------------
      50,000 Comcast Corp., Sr. Sub. Deb., 9.375%, 5/15/2005             52,125
             ---------------------------------------------------
      75,000 (b)Diamond Cable, Sr. Disc. Note, 0/10.75%,
             2/15/2007                                                   43,969
             ---------------------------------------------------
      50,000 Echostar Satellite Broadcasting Corp. Sr. Disc.
             Note,
             0/13.125%, 3/15/2004                                        34,000
             ---------------------------------------------------
     100,000 International Cabletel, Sr. Disc. Note, 0/12.75%,
             4/15/2005                                                   75,250
             ---------------------------------------------------
      25,000 Pegasus Media, Note, 12.50%, 7/1/2005                       27,125
             ---------------------------------------------------





FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                      VALUE
  PRINCIPAL                                                          IN U.S.
   AMOUNT                                                            DOLLARS
 ----------- ---------------------------------------------------   ------------

 BONDS--CONTINUED
 ---------------------------------------------------------------
             HIGH-YIELD BONDS--CONTINUED
             ---------------------------------------------------
             CABLE TELEVISION--CONTINUED
             ---------------------------------------------------
 $    50,000 Rogers Cablesystems Inc., Sr. Secd. 2nd Priority
             Note, 10.00%,
             12/1/2007                                             $     53,063
             ---------------------------------------------------
      25,000 Telewest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007           17,500
             ---------------------------------------------------
      25,000 UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%,
             5/15/2006                                                   14,125
             ---------------------------------------------------   ------------
              Total                                                     481,845
             ---------------------------------------------------   ------------
             CHEMICALS & PLASTICS--0.0%
             ---------------------------------------------------
      33,000 Polymer Group, Sr. Note, 12.25%, 7/15/2002                  36,135
             ---------------------------------------------------
      25,000 RBX Corp., Sr. Sub. Note, Series B, 11.25%,
             10/15/2005                                                  21,406
             ---------------------------------------------------   ------------
              Total                                                      57,541
             ---------------------------------------------------   ------------
             CLOTHING & TEXTILES--0.1%
             ---------------------------------------------------
      50,000 (a)Collins & Aikman Floors, Sr. Sub. Note, 10.00%,
             1/15/2007                                                   50,250
             ---------------------------------------------------
      50,000 (b)Glenoit Corporation, Sr. Sub. Note, 11.00%,
             4/15/2007                                                   51,375
             ---------------------------------------------------
      50,000 Westpoint Stevens, Inc., Sr. Sub. Deb., 9.375%,
             12/15/2005                                                  52,000
             ---------------------------------------------------   ------------
              Total                                                     153,625
             ---------------------------------------------------   ------------
             CONSUMER PRODUCTS--0.2%
             ---------------------------------------------------
      50,000 Herff Jones, Inc., Sr. Sub. Note, 11.00%, 8/15/2005         53,813
             ---------------------------------------------------
      50,000 ICON Fitness Corp., Sr. Disc. Note, 0/14.00%,
             11/15/2006                                                  26,750
             ---------------------------------------------------
      50,000 Playtex Family Products Corp., Sr. Sub. Note,
             9.00%,
             12/15/2003                                                  50,500
             ---------------------------------------------------
      50,000 (b)Renaissance Cosmetics, Sr. Note, 11.75%,
             2/15/2004                                                   52,125
             ---------------------------------------------------
      25,000 Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006               26,438
             ---------------------------------------------------   ------------
              Total                                                     209,626
             ---------------------------------------------------   ------------
             CONTAINER & GLASS PRODUCTS--0.1%
             ---------------------------------------------------
      50,000 Owens Illinois, Inc., Sr. Sub. Note, 9.75%,
             8/15/2004                                                   52,688
             ---------------------------------------------------
      25,000 Packaging Resources Inc., Sr. Note, 11.625%,
             5/1/2003                                                    26,125
             ---------------------------------------------------   ------------
              Total                                                      78,813
             ---------------------------------------------------   ------------



FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                      VALUE
  PRINCIPAL                                                          IN U.S.
   AMOUNT                                                            DOLLARS
 ----------- ---------------------------------------------------   ------------

 BONDS--CONTINUED
 ---------------------------------------------------------------
             HIGH-YIELD BONDS--CONTINUED
             ---------------------------------------------------
             ECOLOGICAL SERVICES & EQUIPMENT--0.1%
             ---------------------------------------------------
 $    50,000 (b)Allied Waste, Sr. Sub. Note, 10.25%, 12/1/2006     $     53,375
             ---------------------------------------------------
      25,000 *(a)Mid-American Waste System, Sr. Sub. Note,
             12.25%, 2/15/2003                                           13,625
             ---------------------------------------------------   ------------
              Total                                                      67,000
             ---------------------------------------------------   ------------
             ELECTRONICS--0.1%
             ---------------------------------------------------
      50,000 Advanced Micro Devices, Sr. Secd. Note, 11.00%,
             8/1/2003                                                    55,813
             ---------------------------------------------------
      50,000 (b)Fairchild Semiconductor, Sr. Sub. Note, 10.125%,
             3/15/2007                                                   51,750
             ---------------------------------------------------   ------------
              Total                                                     107,563
             ---------------------------------------------------   ------------
             FOOD & DRUG RETAILERS--0.1%
             ---------------------------------------------------
      25,000 Carr Gottstein Foods Co., Sr. Sub. Note, 12.00%,
             11/15/2005                                                  27,781
             ---------------------------------------------------
      50,000 Ralph's Grocery Co., Sr. Note, 10.45%, 6/15/2004            55,000
             ---------------------------------------------------   ------------
              Total                                                      82,781
             ---------------------------------------------------   ------------
             FOOD PRODUCTS--0.1%
             ---------------------------------------------------
      50,000 International Home Foods, Sr. Sub. Note, 10.375%,
             11/1/2006                                                   51,875
             ---------------------------------------------------
      50,000 (b)MBW Foods Inc., Sr. Sub. Note, 9.875%, 2/15/2007         50,375
             ---------------------------------------------------
      25,000 Specialty Foods, Sr. Sub. Note, 11.25%, 8/15/2003           22,875
             ---------------------------------------------------
      25,000 Van De Kamp's, Inc., Sr. Sub. Note, 12.00%,
             9/15/2005                                                   27,750
             ---------------------------------------------------   ------------
              Total                                                     152,875
             ---------------------------------------------------   ------------
             FOREST PRODUCTS--0.1%
             ---------------------------------------------------
      25,000 Four M Corp, Sr. Note, 12.00%, 6/1/2006                     25,375
             ---------------------------------------------------
      50,000 Stone Container, Sr. Note, 11.50%, 10/1/2004                52,750
             ---------------------------------------------------   ------------
              Total                                                      78,125
             ---------------------------------------------------   ------------
             HEALTHCARE--0.2%
             ---------------------------------------------------
      50,000 Dade International, Inc., Sr. Sub. Note, 11.125%,
             5/1/2006                                                    56,125
             ---------------------------------------------------
      50,000 Tenet Healthcare, Sr. Sub. Note, 10.125%, 3/1/2005          54,625
             ---------------------------------------------------   ------------
              Total                                                     110,750
             ---------------------------------------------------   ------------
             HOTELS, MOTELS, INNS & CASINOS--0.1%
             ---------------------------------------------------
      50,000 Courtyard By Marriott, Sr. Note, 10.75%, 2/1/2008           53,938
             ---------------------------------------------------   ------------





FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                      VALUE
  PRINCIPAL                                                          IN U.S.
   AMOUNT                                                            DOLLARS
 ----------- ---------------------------------------------------   ------------

 BONDS--CONTINUED
 ---------------------------------------------------------------
             HIGH-YIELD BONDS--CONTINUED
             ---------------------------------------------------
             INDUSTRIAL PRODUCTS & EQUIPMENT--0.3%
             ---------------------------------------------------
 $    25,000 Cabot Safety Corp., Sr. Sub. Note, 12.50%,
             7/15/2005                                             $     27,625
             ---------------------------------------------------
      50,000 (b)Continental Global, Sr. Note, 11.00%, 4/1/2007           52,313
             ---------------------------------------------------
      50,000 Euramax International PLC, Sr. Sub. Note, 11.25%,
             10/1/2006                                                   53,000
             ---------------------------------------------------
      50,000 Mettler-Toledo, Inc., Sr. Sub. Note, 9.75%,
             10/1/2006                                                   52,750
             ---------------------------------------------------
      50,000 Unifrax Investment Corp., Sr. Note, 10.50%,
             11/1/2003                                                   52,000
             ---------------------------------------------------   ------------
              Total                                                     237,688
             ---------------------------------------------------   ------------
             LEISURE & ENTERTAINMENT--0.1%
             ---------------------------------------------------
      50,000 AMF Group, Inc., Sr. Sub. Disc. Note, 0/12.25%,
             3/15/2006                                                   35,125
             ---------------------------------------------------
      25,000 Cobblestone Golf, Sr. Note, 11.50%, 6/1/2003                26,281
             ---------------------------------------------------
      50,000 Premier Parks, Sr. Note, 9.75%, 1/15/2007                   52,125
             ---------------------------------------------------
      50,000 Six Flags Theme Parks, Sr. Sub. Disc. Note,
             0/12.25%, 6/15/2005                                         51,125
             ---------------------------------------------------
      50,000 Viacom Inc, Sub. Deb., 8.00%, 7/7/2006                      49,000
             ---------------------------------------------------   ------------
              Total                                                     213,656
             ---------------------------------------------------   ------------
             MACHINERY & EQUIPMENT--0.2%
             ---------------------------------------------------
      50,000 Alvey Systems, Sr. Sub. Note, 11.375%, 1/31/2003            51,625
             ---------------------------------------------------
      50,000 Clark Material Handling, Sr. Note, 10.75%,
             11/15/2006                                                  52,750
             ---------------------------------------------------
      17,000 Primeco Inc., Sr. Sub. Note, 12.75%, 3/1/2005               19,465
             ---------------------------------------------------
      25,000 Tokheim Corp., Sr. Sub. Note, 11.50%, 8/1/2006              27,125
             ---------------------------------------------------   ------------
              Total                                                     150,965
             ---------------------------------------------------   ------------
             OIL & GAS--0.3%
             ---------------------------------------------------
      50,000 Abraxas Petroleum Corp., Sr. Note, 11.50%,
             11/1/2004                                                   54,250
             ---------------------------------------------------
      50,000 Falcon Drilling Company, Sr. Note, 9.75%, 1/15/2001         52,063
             ---------------------------------------------------
      50,000 Forcenergy Inc., Sr. Sub. Note, 9.50%, 11/1/2006            51,875
             ---------------------------------------------------   ------------
              Total                                                     158,188
             ---------------------------------------------------   ------------
             PRINTING & PUBLISHING--0.1%
             ---------------------------------------------------
      50,000 Garden State Newspapers, Inc., Sr. Sub. Note,
             12.00%, 7/1/2004                                            55,500
             ---------------------------------------------------
      50,000 Hollinger International, Sr. Sub. Note, 9.25%,
             3/15/2007                                                   50,750
             ---------------------------------------------------




FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                      VALUE
  PRINCIPAL                                                          IN U.S.
   AMOUNT                                                            DOLLARS
 ----------- ---------------------------------------------------   ------------

 BONDS--CONTINUED
 ---------------------------------------------------------------
             HIGH-YIELD BONDS--CONTINUED
             ---------------------------------------------------
             PRINTING & PUBLISHING--CONTINUED
             ---------------------------------------------------
             K-III Communications Corp., 500 Pfd. Shares, Series
             D, $10.00                                             $     50,250
             ---------------------------------------------------   ------------
              Total                                                     156,500
             ---------------------------------------------------   ------------
             REAL ESTATE--0.1%
             ---------------------------------------------------
 $    50,000 Trizec Finance, Sr. Note, 10.875%, 10/15/2005               55,625
             ---------------------------------------------------   ------------
             SERVICES--0.0%
             ---------------------------------------------------
      25,000 Coinmach Corp., Sr. Note, 11.75%, 11/15/2005                27,750
             ---------------------------------------------------   ------------
             STEEL--0.1%
             ---------------------------------------------------
      25,000 EnviroSource, Inc., Sr. Note, 9.75%, 6/15/2003              24,375
             ---------------------------------------------------
      50,000 GS Technologies Operating Co., Inc., Sr. Note,
             12.00%, 9/1/2004                                            53,875
             ---------------------------------------------------   ------------
              Total                                                      78,250
             ---------------------------------------------------   ------------
             SURFACE TRANSPORTATION--0.2%
             ---------------------------------------------------
      25,000 Ameritruck Distribution, Sr. Sub. Note, 12.25%,
             11/15/2005                                                  25,125
             ---------------------------------------------------
      50,000 Gearbulk Holding Limited, Sr. Note, 11.25%,
             12/1/2004                                                   55,250
             ---------------------------------------------------
      50,000 Statia Terminals, 1st Mtg. Note, 11.75%, 11/15/2003         53,500
             ---------------------------------------------------
      25,000 Stena AB, Sr. Note, 10.50%, 12/15/2005                      27,125
             ---------------------------------------------------   ------------
              Total                                                     161,000
             ---------------------------------------------------   ------------
             TELECOMMUNICATIONS & CELLULAR--0.1%
             ---------------------------------------------------
      50,000 American Communications, Sr. Disc. Note, 0/12.75%,
             4/1/2006                                                    24,500
             ---------------------------------------------------
      50,000 Arch Communications, Sr. Disc. Note, 0/10.875%,
             3/15/2008                                                   26,500
             ---------------------------------------------------
      50,000 Brooks Fiber Properties, Inc. Sr. Disc. Note,
             0/10.875%, 3/1/2006                                         34,125
             ---------------------------------------------------
      50,000 Intermedia Communications, Sr. Disc. Note,
             0/12.50%, 5/15/2006                                         34,500
             ---------------------------------------------------
      50,000 Millicom International, Sr. Disc. Note, 0/13.50%,
             6/1/2006                                                    36,750
             ---------------------------------------------------
      50,000 Nextel Communications, Inc., Sr. Disc. Note,
             0/11.50%, 9/1/2003                                          43,063
             ---------------------------------------------------
      25,000 Paging Network, Inc., Sr. Sub. Note, 10.00%,
             10/15/2008                                                  23,625
             ---------------------------------------------------
      25,000 Paging Network, Sr. Sub. Note, 10.125%, 8/1/2007            23,875
             ---------------------------------------------------
      50,000 Phonetel Technologies, Sr. Note, 12.00%, 12/15/2006         50,250
             ---------------------------------------------------
      50,000 (b)Qwest Communications, Sr. Note, 10.875%,
             4/1/2007                                                    53,750
             ---------------------------------------------------



FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

  PRINCIPAL
  AMOUNT OR
   FOREIGN
  CURRENCY                                                            VALUE
     PAR                                                             IN U.S.
   AMOUNT                                                            DOLLARS
 ----------- ---------------------------------------------------   ------------

 BONDS--CONTINUED
 ---------------------------------------------------------------
             HIGH-YIELD BONDS--CONTINUED
             ---------------------------------------------------
             TELECOMMUNICATIONS & CELLULAR--CONTINUED
             ---------------------------------------------------
 $    25,000 Sygnet Wireless, Inc., Sr. Note, 11.50%, 10/1/2006    $     25,031
             ---------------------------------------------------
      50,000 Teleport Communications, Sr. Disc. Note, 0/11.125%,
             7/1/2007                                                    35,813
             ---------------------------------------------------
      50,000 Vanguard Cellular Systems, Deb., 9.375%, 4/15/2006          50,500
             ---------------------------------------------------   ------------
              Total                                                     462,282
             ---------------------------------------------------   ------------
             UTILITIES--0.2%
             ---------------------------------------------------
      50,000 California Energy Co., Sr. Note, 10.25%, 1/15/2004          54,188
             ---------------------------------------------------
             El Paso Electric Co., 572 PIK Pfd. Shares, Series
             A, 11.40%                                                   62,777
             ---------------------------------------------------   ------------
              Total                                                     116,965
             ---------------------------------------------------   ------------
              TOTAL HIGH YIELD BONDS                                  4,006,687
             ---------------------------------------------------   ------------
             FOREIGN BONDS--5.0%
             ---------------------------------------------------
             AUSTRALIA DOLLAR--0.4%
             ---------------------------------------------------
      89,000 Queensland Treas Global, Local Government
             Guarantee, 8.00%, 5/14/2003                                 70,119
             ---------------------------------------------------
      57,000 Queensland Treas Global, Local Government
             Guarantee, 8.00%, 8/14/2001                                 45,315
             ---------------------------------------------------
      60,000 State Bank Of New South, 12.25%, 2/26/2001                  53,384
             ---------------------------------------------------
     260,000 West Aust T Corp, Local Government Guarantee,
             8.00%, 7/15/2003                                           205,798
             ---------------------------------------------------   ------------
              Total                                                     374,616
             ---------------------------------------------------   ------------
             BELGIUM FRANC--0.0%
             ---------------------------------------------------
     514,000 Belgian Government, Bond, 6.50%, 3/31/2005                  15,280
             ---------------------------------------------------   ------------
             CANADA DOLLAR--0.3%
             ---------------------------------------------------
     204,000 Canada Government, Deb., 6.50%, 6/1/2004                   149,941
             ---------------------------------------------------
     155,000 Ontario Hydro, 9.00%, 6/24/2002                            126,063
             ---------------------------------------------------
      68,000 Ontario Hydro, Bond, 7.75%, 11/3/2005                       53,083
             ---------------------------------------------------   ------------
              Total                                                     329,087
             ---------------------------------------------------   ------------




FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

   FOREIGN
   CURRENCY                                                          VALUE
     PAR                                                            IN U.S.
    AMOUNT                                                          DOLLARS
 ------------ -------------------------------------------------   ------------

 BONDS--CONTINUED
 --------------------------------------------------------------
              FOREIGN BONDS--CONTINUED
              -------------------------------------------------
              DANISH KRONE--0.4%
              -------------------------------------------------
    1,927,000 Denmark--Bullet, Bond, 8.00%, 3/15/2006             $    326,974
              -------------------------------------------------
      500,000 Denmark, 8.00%, 5/15/2003                                 85,562
              -------------------------------------------------   ------------
               Total                                                   412,536
              -------------------------------------------------   ------------
              DEUTSCHE MARK--0.9%
              -------------------------------------------------
      150,000 Bundesobligationen, Deb., 7.25%, 10/20/1997               89,082
              -------------------------------------------------
       91,000 DG-HYPBK, 5.75%, 1/22/2007                                52,137
              -------------------------------------------------
   20,000,000 KFW International Finance, 6.00%, 11/29/1999             190,854
              -------------------------------------------------
      150,000 KFW International Finance, Bank Guarantee, 6.75%,
              6/20/2005                                                 93,141
              -------------------------------------------------
      600,000 KFW International Finance, 7.00%, 5/12/2000              111,566
              -------------------------------------------------
      435,000 Treuhandanstalt, 7.75%, 10/1/2002                        286,004
              -------------------------------------------------   ------------
               Total                                                   822,784
              -------------------------------------------------   ------------
              FRENCH FRANC--0.3%
              -------------------------------------------------
      324,000 France O.A.T., Bond, 7.25%, 4/25/2006                     62,117
              -------------------------------------------------
      187,500 France O.A.T., Bond, 7.50%, 4/25/2005                    235,317
              -------------------------------------------------   ------------
               Total                                                   297,434
              -------------------------------------------------   ------------
              GREEK DRACHMA--0.1%
              -------------------------------------------------
   22,800,000 Hellenic Republic, FRN, 14.00%, 10/23/2003                87,088
              -------------------------------------------------   ------------
              IRISH POUND--0.1%
              -------------------------------------------------
       92,000 Treasury, Deb., 6.25%, 4/1/1999                          139,367
              -------------------------------------------------   ------------
              ITALIAN LIRA--0.4%
              -------------------------------------------------
  150,000,000 Btps, Bond, 10.50%, 11/1/2000                             98,084
              -------------------------------------------------
  380,000,000 Buoni Poliennali Del Tes, 9.50%, 1/1/2005                250,051
              -------------------------------------------------   ------------
               Total                                                   348,135
              -------------------------------------------------   ------------
              JAPANESE YEN--0.1%
              -------------------------------------------------   ------------
   11,000,000 Interamerican Development, Deb., 7.25%, 5/15/2000        109,811
              -------------------------------------------------   ------------



FEDERATED MANAGED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

   FOREIGN
  CURRENCY                                                            VALUE
     PAR                                                             IN U.S.
   AMOUNT                                                            DOLLARS
 ----------- ---------------------------------------------------   ------------

 BONDS--CONTINUED
 ---------------------------------------------------------------
             FOREIGN BONDS--CONTINUED
             ---------------------------------------------------
             NETHERLANDS GUILDER--0.5%
             ---------------------------------------------------
     255,000 Bank Ned Gemeenten, Bond, 6.375%, 1/4/2006            $    137,715
             ---------------------------------------------------
     340,000 Bk Ned Gemeenten, Bond, 7.75%, 12/20/2004                  199,137
             ---------------------------------------------------
     130,000 Lkb-global Bd, Bank Guarantee, 6.00%, 1/25/2006             76,558
             ---------------------------------------------------
      90,000 Netherlands Government, 6.00%, 1/15/2006                    47,704
             ---------------------------------------------------   ------------
              Total                                                     461,114
             ---------------------------------------------------   ------------
             NEW ZEALAND DOLLAR--0.1%
             ---------------------------------------------------
      61,000 New Zealand Government, 8.00%, 2/15/2001                    43,103
             ---------------------------------------------------
      55,000 New Zealand Government, Bond, 8.00%, 7/15/1998              38,364
             ---------------------------------------------------   ------------
              Total                                                      81,467
             ---------------------------------------------------   ------------
             NORWEGIAN KRONE--0.1%
             ---------------------------------------------------
     641,000 NGB, Bond, 9.00%, 1/31/1999                                 96,987
             ---------------------------------------------------
     330,000 Norwegian Government, Bond, 7.00%, 5/31/2001                49,917
             ---------------------------------------------------
     247,000 Norwegian Government, Foreign Government Guarantee,
             5.75%, 11/30/2004                                           34,620
             ---------------------------------------------------   ------------
              Total                                                     181,524
             ---------------------------------------------------   ------------
             PORTUGUESE ESCUDO--0.3%
             ---------------------------------------------------
  50,250,000 Portuguese Ot's, Bond, 11.875%, 2/23/2000                  336,181
             ---------------------------------------------------   ------------
             SPANISH PESETA--0.4%
             ---------------------------------------------------
  16,000,000 Spanish Government, 10.00%, 2/28/2005                      133,918
             ---------------------------------------------------
  29,000,000 Spanish Government, Bond, 8.80%, 4/30/2006                 229,556
             ---------------------------------------------------
   3,410,000 Spanish Government, Bond, 9.40%, 4/30/1999                  25,336
             ---------------------------------------------------
   8,540,000 Spanish Government., Deb., 10.10%, 2/28/2001                68,038
             ---------------------------------------------------   ------------
              Total                                                     456,848
             ---------------------------------------------------   ------------
             SWEDISH KRONA--0.1%
             ---------------------------------------------------
     800,000 Sweden, 6.00%, 2/9/2005                                     97,998
             ---------------------------------------------------   ------------




FEDERATED MANAGED AGGRESSIVE GROWTH FUND
-------------------------------------------------------------------------------

   FOREIGN
  CURRENCY
     PAR
  AMOUNT OR                                                            VALUE
  PRINCIPAL                                                           IN U.S.
   AMOUNT                                                             DOLLARS
 ----------- ---------------------------------------------------    ------------

 BONDS--CONTINUED
 ---------------------------------------------------------------
             FOREIGN BONDS--CONTINUED
             ---------------------------------------------------
             UNITED KINGDOM POUND--0.5%
             ---------------------------------------------------
     187,000 British Gas PLC, 8.875%, 7/8/2008                      $    324,451
             ---------------------------------------------------
      38,000 U.K. Treasury, Deb., 8.50%, 12/7/2005                        67,184
             ---------------------------------------------------
      92,000 United Kingdom Treasury, Bond, 7.50%, 12/7/2006             153,274
             ---------------------------------------------------    ------------
              Total                                                      544,909
             ---------------------------------------------------    ------------
              TOTAL FOREIGN BONDS                                      5,096,179
             ---------------------------------------------------    ------------
              TOTAL BONDS (IDENTIFIED COST $30,315,865)               30,525,430
             ---------------------------------------------------    ------------
 CASH EQUIVALENTS--9.7%
 ---------------------------------------------------------------
             (C)REPURCHASE AGREEMENT--9.7%
             ---------------------------------------------------
 $ 9,950,000 BT Securities Corporation, 5.56%, dated 5/30/1997, due 6/2/1997
             (at amortized cost)                                       9,950,000
             ---------------------------------------------------    ------------
              TOTAL INVESTMENTS (IDENTIFIED COST $91,733,421) (D)   $101,149,142
             ---------------------------------------------------    ------------


(a) Non-income procuding security.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At May 31, 1997, these securities amounted to $1,276,256 which represents 1.3% of net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations. The investment in the repurchase agreement was through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $91,733,421. The net unrealized appreciation of investments on a federal tax basis amounts to $9,415,721 which is comprised of $10,759,495 appreciation and $1,343,774 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($102,347,107) at May 31, 1997.



FEDERATED MANAGED AGGRESSIVE GROWTH FUND
-------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
FRN--Floating Rate Note
GDR--Global Depository Receipt
PIK--Payment in Kind
PLC--Public Limited Company
REIT--Real Estate Investment Trust

 * MID-AMERICAN WASTE SYSTEMS, INC.
  On January 22, 1997, Mid-American Waste filed for protection under Chapter 11 of the Bankruptcy Code. The company has agreed to be acquired by USA Waste Services, Inc. The timing and outcome of this potential transaction are uncertain. Mid-American Waste has been deemed illiquid as a result of contractual agreements relating to litigation.




FEDERATED MANAGED AGGRESSIVE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------
Total investments in securities, at value
(identified and tax cost $91,733,421)        $101,149,142
--------------------------------------------
Cash denominated in foreign currencies
(identified cost $4,983)                            4,955
--------------------------------------------
Income receivable                                 629,249
--------------------------------------------
Receivable for investments sold                 1,379,248
--------------------------------------------
Receivable for shares sold                        125,613
--------------------------------------------
Deferred expenses                                  10,830
-------------------------------------------- ------------
  Total assets                                103,299,037
--------------------------------------------
LIABILITIES:
----------------------------------
Payable for investments purchased  $ 845,024
----------------------------------
Payable to bank                        2,253
----------------------------------
Payable for taxes withheld             9,705
----------------------------------
Accrued expenses                      94,948
---------------------------------- ---------
  Total liabilities                               951,930
-------------------------------------------- ------------
NET ASSETS for 8,080,446 shares outstanding  $102,347,107
-------------------------------------------- ------------
NET ASSETS CONSIST OF:
--------------------------------------------
Paid in capital                              $ 91,480,538
--------------------------------------------
Net unrealized appreciation of investments
and translation of assets
and liabilities in foreign currency             9,410,159
--------------------------------------------
Accumulated net realized gain on
investments, foreign currency
transactions, and futures contracts             1,038,219
--------------------------------------------
Undistributed net investment income               418,191
-------------------------------------------- ------------
  Total Net Assets                           $102,347,107
-------------------------------------------- ------------
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------
INSTITUTIONAL SHARES:
--------------------------------------------
$61,391,257 / 4,844,068 shares outstanding         $12.67
-------------------------------------------- ------------
SELECT SHARES:
--------------------------------------------
$40,955,850 / 3,236,378 shares outstanding         $12.65
-------------------------------------------- ------------


(See Notes which are an integral part of the Financial Statements)




FEDERATED MANAGED AGGRESSIVE GROWTH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------
Dividends (net of foreign taxes withheld of $27,648)               $  461,001
-----------------------------------------------------------------
Interest (net of foreign taxes withheld of $6,238)                  1,262,576
-----------------------------------------------------------------  ----------
  Total income                                                      1,723,577
-----------------------------------------------------------------
EXPENSES:
-------------------------------------------------------
Investment advisory fee                                  $339,672
-------------------------------------------------------
Administrative personnel and services fee                  77,180
-------------------------------------------------------
Custodian fees                                             46,912
-------------------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                                   69,231
-------------------------------------------------------
Directors'/Trustees' fees                                   1,905
-------------------------------------------------------
Auditing fees                                               7,575
-------------------------------------------------------
Legal fees                                                  1,909
-------------------------------------------------------
Portfolio accounting fees                                  37,357
-------------------------------------------------------
Distribution services fee--Select Shares                  133,239
-------------------------------------------------------
Shareholder services fee--Institutional Shares             68,815
-------------------------------------------------------
Shareholder services fee--Select Shares                    44,413
-------------------------------------------------------
Share registration costs                                   21,865
-------------------------------------------------------
Printing and postage                                       19,551
-------------------------------------------------------
Insurance premiums                                          2,010
-------------------------------------------------------
Taxes                                                         833
-------------------------------------------------------
Miscellaneous                                              11,373
-------------------------------------------------------  --------
  Total expenses                                          883,840
-------------------------------------------------------
Waivers--
--------------------------------------------
 Waiver of investment advisory fee            $(182,483)
--------------------------------------------
 Waiver of distribution services fee--Select
Shares                                          (44,413)
--------------------------------------------
 Waiver of shareholder services fee--           (55,052)
Institutional Shares                          ---------
--------------------------------------------
  Total waivers                                          (281,948)
-------------------------------------------------------  --------
    Net expenses                                                      601,892
-----------------------------------------------------------------  ----------
      Net investment income                                         1,121,685
-----------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN
CURRENCY, AND FUTURES CONTRACTS:
-----------------------------------------------------------------
Net realized gain on investments, foreign currency
transactions, and futures contracts
(net of foreign taxes withheld of $237)                             1,034,134
-----------------------------------------------------------------
Net change in unrealized appreciation of investments and
translation of
assets and liabilities in foreign currency                          3,023,812
-----------------------------------------------------------------  ----------
  Net realized and unrealized gain on investments, foreign          4,057,946
currency, and futures contracts                                    ----------
-----------------------------------------------------------------
    Change in net assets resulting from operations                 $5,179,631
-----------------------------------------------------------------  ----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             SIX MONTHS ENDED
                                               (UNAUDITED)       YEAR ENDED
                                               MAY 31, 1997   NOVEMBER 30, 1996
-------------------------------------------  ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------
OPERATIONS--
-------------------------------------------
Net investment income                          $  1,121,685     $  1,560,986
-------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions, and future
contracts ($1,034,134 and $2,395,283,
respectively, as computed for federal tax
purposes)                                         1,034,134        2,610,405
-------------------------------------------
Net change in unrealized
appreciation/depreciation of investments
and translation of assets and liabilities
in foreign currency, and futures contracts        3,023,812        3,708,316
-------------------------------------------
                                               ------------     ------------
  Change in net assets resulting from
operations                                        5,179,631        7,879,707
-------------------------------------------
                                               ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------
Distributions from net investment income
-------------------------------------------
Institutional Shares                               (672,715)      (1,071,156)
-------------------------------------------
Select Shares                                      (316,492)        (489,212)
-------------------------------------------
Distributions from net realized gains on
investments and foreign currency
transactions, and futures contracts
-------------------------------------------
Institutional Shares                             (1,462,069)        (600,532)
-------------------------------------------
Select Shares                                      (920,616)        (289,253)
-------------------------------------------
                                               ------------     ------------
  Change in net assets resulting from
distributions to
  shareholders                                   (3,371,892)      (2,450,153)
-------------------------------------------
                                               ------------     ------------
SHARE TRANSACTIONS--
-------------------------------------------
Proceeds from sale of shares                     32,871,791       51,526,045
-------------------------------------------
Net asset value of shares issued to
shareholders in payment of distributions
declared                                          2,864,873        2,029,232
-------------------------------------------
Cost of shares redeemed                         (16,302,491)     (15,833,126)
-------------------------------------------
                                               ------------     ------------
  Change in net assets resulting from share
transactions                                     19,434,173       37,722,151
-------------------------------------------
                                               ------------     ------------
    Change in net assets                         21,241,912       43,151,705
-------------------------------------------
NET ASSETS:
-------------------------------------------
Beginning of period                              81,105,195       37,953,490
-------------------------------------------
                                               ------------     ------------
End of period (including undistributed net
investment income of $418,191 and $285,713,
respectively)                                  $102,347,107     $ 81,105,195
-------------------------------------------
                                               ------------     ------------


(See Notes which are an integral part of the Financial Statements)



FEDERATED MANAGED AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS
                                            ENDED
                                         (UNAUDITED) YEAR ENDED NOVEMBER 30,
                                           MAY 31,   -------------------------
                                            1997      1996     1995    1994(A)
 -------------------------------------   ----------- -------  -------  -------
 NET ASSET VALUE, BEGINNING OF PERIOD      $ 12.52   $ 11.59  $  9.82  $ 10.00
 -------------------------------------
 INCOME FROM INVESTMENT OPERATIONS
 -------------------------------------
  Net investment income                       0.16      0.33     0.35     0.17
 -------------------------------------
  Net realized and unrealized gain
  (loss) on investments, foreign
  currency, and futures contracts             0.50      1.24     1.77    (0.25)
 -------------------------------------
                                           -------   -------  -------  -------
  Total from investment operations            0.66      1.57     2.12    (0.08)
 -------------------------------------
                                           -------   -------  -------  -------
 LESS DISTRIBUTIONS
 -------------------------------------
  Distributions from net investment
  income                                     (0.15)    (0.38)   (0.33)   (0.10)
 -------------------------------------
  Distributions from net realized gain
  on investments, foreign currency
  transactions, and futures contracts        (0.36)    (0.26)   (0.02)      --
 -------------------------------------
                                           -------   -------  -------  -------
  Total distributions                        (0.51)    (0.64)   (0.35)   (0.10)
 -------------------------------------
                                           -------   -------  -------  -------
 NET ASSET VALUE, END OF PERIOD            $ 12.67   $ 12.52  $ 11.59  $  9.82
 -------------------------------------
                                           -------   -------  -------  -------
 TOTAL RETURN (B)                             5.52%    14.13%   21.96%  (0.87%)
 -------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 -------------------------------------
  Expenses                                    1.05%*    1.05%    1.00%    0.89%*
 -------------------------------------
  Net investment income                       2.75%*    2.95%    3.42%    3.42%*
 -------------------------------------
  Expense waiver/reimbursement (c)            0.60%*    0.88%    1.71%   1.72%*(d)
 -------------------------------------
 SUPPLEMENTAL DATA
 -------------------------------------
  Net assets, end of period (000
  omitted)                                 $61,391   $49,715  $25,611  $15,696
 -------------------------------------
  Average commission rate paid (e)         $0.0040   $0.0037
 -------------------------------------
  Portfolio turnover                            45%       86%     139%      77%
 -------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994, the fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) The adviser waived $6,858 of the investment advisory fee, which represents 0.11% of average net assets, to comply with certain state expense limitations. The remainder of the waiver/reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS--SELECT SHARES
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS
                                            ENDED
                                         (UNAUDITED) YEAR ENDED NOVEMBER 30,
                                           MAY 31,   -------------------------
                                            1997      1996     1995    1994(A)
 -------------------------------------   ----------- -------  -------  -------
 NET ASSET VALUE, BEGINNING OF PERIOD      $ 12.50   $ 11.59  $  9.80  $10.00
 -------------------------------------
 INCOME FROM INVESTMENT OPERATIONS
 -------------------------------------
  Net investment income                       0.12      0.28     0.17    0.13
 -------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency, and futures contracts             0.50      1.19     1.89   (0.25)
 -------------------------------------
                                           -------   -------  -------  ------
  Total from investment operations            0.62      1.47     2.06   (0.12)
 -------------------------------------
                                           -------   -------  -------  ------
 LESS DISTRIBUTIONS
 -------------------------------------
  Distributions from net investment
  income                                     (0.11)    (0.30)   (0.25)  (0.08)
 -------------------------------------
  Distributions from net realized gain
  on investments, foreign currency
  transactions, and futures contracts        (0.36)    (0.26)   (0.02)     --
 -------------------------------------
                                           -------   -------  -------  ------
  Total distributions                        (0.47)    (0.56)   (0.27)  (0.08)
 -------------------------------------
                                           -------   -------  -------  ------
 NET ASSET VALUE, END OF PERIOD            $ 12.65   $ 12.50  $ 11.59  $ 9.80
 -------------------------------------
                                           -------   -------  -------  ------
 TOTAL RETURN (B)                             5.17%    13.22%   21.36%  (1.20%)
 -------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 -------------------------------------
  Expenses                                    1.75%*    1.75%    1.75%   1.64%*
 -------------------------------------
  Net investment income                       2.06%*    2.26%    2.65%   2.67%*
 -------------------------------------
  Expense waiver/reimbursement (c)            0.65%*    0.93%    1.71%   1.97%*(d)
 -------------------------------------
 SUPPLEMENTAL DATA
 -------------------------------------
  Net assets, end of period (000
  omitted)                                 $40,956   $31,390  $12,342  $1,673
 -------------------------------------
  Average commission rate paid (e)         $0.0040   $0.0037
 -------------------------------------
  Portfolio turnover                            45%       86%     139%     77%
 -------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994, the fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) The adviser waived $6,858 of the investment advisory fee, which represents 0.11% of average net assets, to comply with certain state expense limitations. The remainder of the waiver/reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997 (UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION
Managed Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Managed Aggressive Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are valued at the prices furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  With respect to valuation of foreign securities, trading in foreign countries may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time on the day the value of the foreign security is determined.

  REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
-------------------------------------------------------------------------------
  "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded after the ex-dividend date based upon when the Fund is reasonably able to obtain information.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the six months ended May 31, 1997, the Fund had realized gains of $26,181 on future contracts. As of May 31, 1997, the Fund had no outstanding futures contracts.

  FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
-------------------------------------------------------------------------------
  transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. At May 31, 1997, the Fund had outstanding foreign currency commitments as set forth below:

                                                                                   UNREALIZED
                             SETTLEMENT  CONTRACTS TO   IN EXCHANGE CONTRACTS AT  APPRECIATION
   CONTRACTS SOLD               DATE    DELIVER/RECEIVE     FOR        VALUE     (DEPRECIATION)
   --------------            ---------- --------------- ----------- ------------ --------------
   Belgian Franc               6/2/97       48,600        $1,382       $1,377          $5
   Pound Sterling              6/2/97          966         1,581        1,581           0
   Netherlands Guilder         6/2/97        1,989         1,038        1,035           3
                                                                                      ---
   Net unrealized
    appreciation on foreign
    exchange contracts                                                                 $8
                                                                                      ===


  FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
-------------------------------------------------------------------------------

  Additional information on each restricted security held at May 31, 1997 is as follows:

   SECURITY                                  ACQUISITION DATE ACQUISITION COST
   ----------------------------------------  ---------------- ----------------
   Allied Waste, Sr. Sub. Note                      11/25/96       50,000
   Bayer Corp., Deb.                                05/21/96      245,903
   Chancellor Broadcasting Co., Pfd.                01/17/97       50,000
   Chilectra S.A., ADR                              02/28/96       10,856
   Collins & Aikman Products, Sr. Sub. Note         01/29/97       25,000
   Continental Global, Sr. Note                     03/26/97       50,000
   CS Wireless Systems, Inc., Unit                  02/16/96            0
   Diamond Cable, Sr. Disc. Note                    02/21/97       45,821
   Fairchild Semiconductor, Sr. Sub. Note           03/06/97       50,000
   Glenoit Corp., Sr. Sub. Note                     03/26/97       49,905
   Grupo Financiero Bancomer, S.A. de C.V.
    Class B                                  5/22/97-5/23/97       85,282
   Hub Power Co., GDR                               02/13/97       58,700
   MBW Foods, Inc., Sr. Sub. Note                   02/05/97       50,000
   Quest Communications, Sr. Note                   03/25/97       50,000
   Renaissance Cosmetics, Sr. Note                  02/03/97       50,000
   Sinclair Broadcast Group, Inc., Pfd.             03/05/97       50,000
   Southern Peru Ltd.                               05/23/97      250,000
   Want Want Holdings                               04/11/97       78,277


  DOLLAR ROLL TRANSACTIONS--The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.



FEDERATED MANAGED AGGRESSIVE GROWTH FUND
-------------------------------------------------------------------------------
(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                                   SIX MONTHS
                                     ENDED                  YEAR ENDED
                                  MAY 31, 1997          NOVEMBER 30, 1996
                             -----------------------  -----------------------
INSTITUTIONAL SHARES          SHARES       AMOUNT      SHARES       AMOUNT
---------------------------  ---------  ------------  ---------  ------------
Shares sold                  1,613,480  $ 19,636,022  2,592,730  $ 30,626,600
---------------------------
Shares issued to
shareholders in payment of
distributions declared         143,483     1,735,658    115,076     1,330,109
---------------------------
Shares redeemed               (883,868)  (10,762,949)  (946,450)  (11,216,939)
---------------------------  ---------  ------------  ---------  ------------
  Net change resulting from
   Institutional Share         873,095  $ 10,608,731  1,761,356  $ 20,739,770
   transactions              ---------  ------------  ---------  ------------
---------------------------

                                    SIX MONTHS
                                       ENDED                YEAR ENDED
                                   MAY 31, 1997          NOVEMBER 30, 1996
                               ----------------------  ----------------------
SELECT SHARES                   SHARES      AMOUNT      SHARES      AMOUNT
-----------------------------  ---------  -----------  ---------  -----------
Shares sold                    1,089,189  $13,235,769  1,775,082  $20,899,445
-----------------------------
Shares issued to shareholders
in payment of distributions
declared                          93,346    1,129,215     60,465      699,123
-----------------------------
Shares redeemed                 (457,405)  (5,539,542)  (389,611)  (4,616,187)
-----------------------------  ---------  -----------  ---------  -----------
  Net change resulting from      725,130  $ 8,825,442  1,445,936  $16,982,381
   Select Share transactions   ---------  -----------  ---------  -----------
-----------------------------
  Net change resulting from    1,598,225  $19,434,173  3,207,292  $37,722,151
share transactions             ---------  -----------  ---------  -----------
-----------------------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  Under the terms of a sub-advisory agreement between the Adviser and Federated Global Research Corp., Federated Global Research Corp. receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.



FEDERATED MANAGED AGGRESSIVE GROWTH FUND
-------------------------------------------------------------------------------
  ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of average daily net assets of Select Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

  SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  ORGANIZATIONAL EXPENSES--Organizational and start up expenses of $88,333 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational expenses during the five year period following effective date. For the period ended May 31, 1997, the Fund paid $17,852 pursuant to this agreement.

  GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.



FEDERATED MANAGED AGGRESSIVE GROWTH FUND
-------------------------------------------------------------------------------
(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1997, were as follows:

---------
PURCHASES  $50,645,490
---------  -----------
SALES      $35,982,192
---------  -----------


(6) CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 1997, the diversification of industries was as follows:

                                 % OF NET                                       % OF NET
            INDUSTRY              ASSETS                INDUSTRY                 ASSETS
 ------------------------------- -------- ------------------------------------- --------
 Aerospace & Military Technology   0.1    Hotels, Motels, Inns & Casinos           0.1
 Agency                            0.6    Industrial Products & Equipment          0.7
 Automotive                        0.4    Insurance                                0.7
 Banking                           3.1    Leisure & Entertainment                  0.7
 Basic Industry                    1.9    Machinery & Engineering                  0.9
 Beverage & Tobacco                0.3    Machinery & Equipment                    0.2
 Broadcast Radio & T.V.            0.3    Manufacturing                            0.2
 Building Materials & Components   0.2    Merchandising                            0.7
 Business Equipment & Services     0.3    Metals & Mining                          0.3
 Cable Television                  0.7    Metals & Steel                           0.3
 Chemicals & Plastics              0.8    Miscellaneous Materials & Commodities    0.8
 Clothing & Textiles               0.2    Multi Industry                           0.6
 Construction & Housing            0.1    Natural Gas Distribution
 Consumer Durables                 1.7    Oil & Gas                                0.4
 Consumer Non-Durables             3.5    Printing & Publishing                    0.7
 Consumer Products                 0.2    Pharmaceutical                           0.2
 Container & Glass Products        0.1    Producer Manufacturing                   2.8
 Ecological Services & Equipment   0.1    Real Estate                              1.6
 Electrical & Electronics          2.3    Recreation                               0.2
 Energy Minerals                   3.7    Retail Trade                             3.4
 Energy Sources                    0.7    Services                                 2.6
 Finance                           6.5    Sovereign Government                     3.6
 Financial Intermediaries          0.5    State & Provincial                       0.2
 Financial Services                0.3    Supranational                            0.1
 Food & Drug Retailers             0.3    Surface Transportation                   0.2
 Food & Household Products         1.1    Technology                               5.3
 Forest Products & Paper           0.2    Telecommunications & Cellular            2.1
 Government Agency                 4.6    Transportation                           1.3
 Health & Personal Care            1.0    Treasury Securities                     13.4
 Healthcare                        5.3    Utilities                                3.9



TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                       John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                   Glen R. Johnson
William J. Copeland                      President
James E. Dowd                         J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.               Edward C. Gonzales
Glen R. Johnson                          Executive Vice President
Peter E. Madden                       John W. McGonigle
Gregor F. Meyer                          Executive Vice President, Treasurer,
John E. Murray, Jr.                      and Secretary
Wesley W. Posvar                      Richard B. Fisher
Marjorie P. Smuts                        Vice President
                                      Karen M. Brownlee
                                         Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectuses which contain facts concerning its objective and policies, management fees, expenses and other information.


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